UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-21475

                             RBC Funds Trust

(Exact name of registrant as specified in charter)

50 South Sixth Street, Suite 2350

                                 Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Tara Tilbury

50 South Sixth Street, Suite 2350

                                 Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (612)-376-7132

Date of fiscal year end: September 30

Date of reporting period:  March 31, 2019

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Semi-Annual Report For the six months ended March 31, 2019 Access Capital Community Investment Fund RBC Impact Bond Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, ifyou are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest througha financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.    Global Asset Management

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.
	The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of	Portfolio Managers	1
Contents	Performance Summary	2
	Fund Statistics
	- Access Capital Community Investment Fund	4
	- RBC Impact Bond Fund	5
	Schedule of Portfolio Investments	6
	Financial Statements
	- Statements of Assets and Liabilities	33
	- Statements of Operations	35
	- Statements of Changes in Net Assets	36
	Financial Highlights	38
	Notes to Financial Statements	43
	Share Class Information	58
	Supplemental Information	59

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc.(“RBC GAM-US”) serves as the investment advisor to the Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions. The Funds’ management team has access to RBC GAM-US’s investment research and other money management resources.

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM-US. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM-US’s government mandates. Brian joined RBC GAM-US in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM-US, he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

Scott Kirby

Vice President, Senior Portfolio Manager

Scott Kirby is a member of the government and mortgage research team in RBC GAM-US’s fixed income group and serves as co-portfolio manager for the firm’s community investment strategy, including the Access Capital Community Investment Fund. Scott joined RBC GAM-US in 2012 and most recently served as manager of investments of a broad-based asset portfolio for a large foundation, supporting its mission to reduce poverty. Previously he led the structured assets investment team of Ameriprise Financial/Riversource Investments, where he served as senior portfolio manager for more than $20 billion in agency and non-agency mortgage-backed, commercial mortgage-backed and asset-backed securities. He earned a BS in finance and an MBA in finance from the University of Minnesota Carlson School of Management.

Scott Kirby

1

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2019 (Unaudited)

Access Capital Community Investment Fund
Class A(d)
- Including Max Sales Charge of 3.75%	(0.88)%	(0.49)%	0.96%	2.17%	3.57%
- At Net Asset Value	2.97%	0.79%	1.74%	2.55%	3.76%	1.06%	1.20%
Class I(e)
- At Net Asset Value	3.29%	1.13%	2.12%	2.88%	4.07%	0.73%	0.73%
Class IS(f)
- At Net Asset Value	3.52%	1.33%	2.32%	3.13%	4.34%	0.40%	984.44%

Bloomberg Barclays U.S. Securitized Index(g)	4.48%	1.81%	2.65%	3.48%	4.68%
Bloomberg Barclays U.S. Aggregate Bond Index(g)	4.48%	2.03%	2.74%	3.77%	4.75%
RBC Impact Bond Fund(c)
Class I
- At Net Asset Value	3.62%	N/A	N/A	N/A	1.37%	0.45%	2.22%
Class R6
- At Net Asset Value	3.78%	N/A	N/A	N/A	1.50%	0.40%	2.08%

Bloomberg Barclays U.S. Aggregate Bond Index(g)	4.48%	2.03%	2.74%	3.77%	N/A

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The Fund’s expenses reflect the most recent year end (September 30, 2018) for the Access Capital Community Investment Fund and the period from December 18, 2017 (commencement of operations) to September 30, 2018 for the RBC Impact Bond Fund.

(b)

The advisor has contractually agreed to waive fees and/or pay operating expenses to keep total operating expenses (excluding certain fees such as brokerage costs, interest, taxes and acquired fund fees and expenses) at 0.80% for Class A shares, 0.45% for Class I shares and 0.40% for Class IS shares of the Access Capital Community Investment Fund and at 0.45% for Class I shares and 0.40% for Class R6 shares of the Impact Bond Fund until January 31, 2020 (January 31, 2021 for Class IS Shares). Prior to March 11, 2019, the rates were 0.95% for Class A Shares and 0.70% for Class I Shares of the Access Capital Community Investment Fund.

(c)	The inception date for the RBC Impact Bond Fund is December 18, 2017.

(d)

The inception date for Class A shares of the Fund is January 29, 2009. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class A shares, as applicable.

2

PERFORMANCE SUMMARY (UNAUDITED)

(e)

Class I commenced operations on July 28, 2008. The performance in the table reflects the performance of Access Capital Strategies Community Investment Fund, Inc., the predecessor to the Fund. From its inception, June 23, 1998, until May 30, 2006, the predecessor fund elected status as a business development company. From May 31, 2006 until July 27, 2008, the predecessor fund operated as a continuously offered closed-end interval management company. If the predecessor fund had operated as an open-end management company, performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements which, if excluded, would cause performance to be lower.

(f)

The inception date for Class IS shares of the Fund is March 11, 2019. All performance shown for such class of shares prior to its inception date is based on the performance of the Class I shares of the Fund, adjusted to reflect the fees and expenses of Class IS shares, as applicable.

(g)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

The Bloomberg Barclays US Aggregate Bond Index measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. It includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities (agency and non-agency).

The Bloomberg Barclays US Securitized Index represents the securitized portion (mortgage-backed, asset-backed and commercial mortgage-backed securities) of the Bloomberg Barclays US Aggregate Bond Index. You cannot invest directly in an index.

3

FUND STATISTICS (UNAUDITED)
Access Capital Community Investment Fund
Investment Objective	Seeks to invest in geographically specific debt securities located in portions of the United States designated by Fund shareholders.
Benchmark	Bloomberg Barclays U.S. Securitized Index Bloomberg Barclays U.S. Aggregate Bond Index

Asset Allocation as of 3/31/19 (% of Fund’s investments)
Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)

Ginnie Mae, Series 2012-58,

Class B, 2.20%, 3/16/44

Ginnie Mae, Series 2012-33,

Class B, 2.89%, 3/16/46

Ginnie Mae, Pool #AC9541,

2.12%, 2/15/48

Freddie Mac, Pool #V83890,

3.50%, 2/1/48

Fannie Mae, Pool #CA1507,

4.00%, 4/1/48

Fannie Mae, Pool #CA1152,

3.50%, 2/1/48

1.30% 1.01% 0.86% 0.84% 0.81% 0.78%

Ginnie Mae, Series 2012-114,

Class A, 2.10%, 1/16/53

Missouri Housing Development

Commission, Revenue, Series 1,

3.75%, 3/1/42

Freddie Mac, Series 2018-SB47,

Class A10F, 3.35%, 1/25/28

Ginnie Mae, Series 2017-94,

Class AH, 2.60%, 2/16/59

0.74% 0.72% 0.65% 0.62%
*A listing of all portfolio holdings can be found beginning on page 6

Growth of $1,000,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $1,000,000 over a 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

4

FUND STATISTICS (UNAUDITED)
RBC Impact Bond Fund
Seeks to achieve a high level of current income consistent with preservation of capital.				Investment Objective
Bloomberg Barclays U.S. Aggregate Bond Index				Benchmark
Asset Allocation as of 3/31/19 (% of Fund’s investments)

Fannie Mae, (TBA), 3.00%, 4/1/49

Fannie Mae, (TBA), 3.50%, 4/1/49

U.S. Treasury Bonds, 3.00%, 8/15/48

U.S. Treasury Bonds, 3.50%, 2/15/39

U.S. Treasury Notes, 2.25%, 3/31/21

U.S. Treasury Notes, 2.13%, 9/30/21

	6.83% 5.27% 5.14% 5.07% 4.81% 3.60%	U.S. Treasury Notes, 1.13%, 3/31/20 Freddie Mac, Pool #V85365, 3.50%, 4/1/49 Freddie Mac, Pool #V85381, 3.50%, 4/1/49 Fannie Mae, (TBA), 4.00%, 4/1/49	3.33% 2.22% 2.09% 1.98%	Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)
*A listing of all portfolio holdings can be found beginning on page 27
Growth of $1,000,000 Initial Investment Since Inception (12/18/17)
The graph reflects an initial investment of $1,000,000 over the period from December 18, 2017 (commencement of operations) to March 31, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

5

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

March 31, 2019 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 90.96%
Fannie Mae — 54.50%
$159,959	Pool #257613, 5.50%, 6/1/38	$174,087
62,373	Pool #257656, 6.00%, 8/1/38	64,957
119,653	Pool #257663, 5.50%, 8/1/38	130,221
105,735	Pool #257890, 5.50%, 2/1/38	115,033
112,292	Pool #257892, 5.50%, 2/1/38	122,166
74,580	Pool #257913, 5.50%, 1/1/38	81,138
63,753	Pool #257926, 5.50%, 3/1/38	69,384
57,880	Pool #258022, 5.50%, 5/1/34	62,680
124,631	Pool #258070, 5.00%, 6/1/34	133,879
38,010	Pool #258121, 5.50%, 6/1/34	41,162
119,333	Pool #258152, 5.50%, 8/1/34	129,228
66,076	Pool #258157, 5.00%, 8/1/34	70,979
61,806	Pool #258163, 5.50%, 8/1/34	66,931
108,303	Pool #258166, 5.50%, 9/1/34	117,284
78,332	Pool #258224, 5.50%, 12/1/34	84,827
57,637	Pool #258238, 5.00%, 1/1/35	61,914
87,547	Pool #258251, 5.50%, 1/1/35	94,807
104,991	Pool #258305, 5.00%, 3/1/35	112,790
53,208	Pool #258336, 5.00%, 4/1/35	57,167
57,836	Pool #258340, 5.00%, 3/1/35	62,139
61,334	Pool #258394, 5.00%, 5/1/35	65,897
171,964	Pool #258395, 5.50%, 6/1/35	186,560
58,437	Pool #258403, 5.00%, 6/1/35	62,784
78,458	Pool #258404, 5.00%, 6/1/35	84,286
45,887	Pool #258410, 5.00%, 4/1/35	49,302
95,238	Pool #258448, 5.00%, 8/1/35	102,313
174,956	Pool #258450, 5.50%, 8/1/35	189,807
87,527	Pool #258456, 5.00%, 8/1/35	94,029
74,032	Pool #258571, 5.50%, 11/1/35	80,316
208,886	Pool #258627, 5.50%, 2/1/36	226,616
53,322	Pool #258658, 5.50%, 3/1/36	57,845
48,358	Pool #258737, 5.50%, 12/1/35	52,460
40,696	Pool #259030, 8.00%, 4/1/30	42,353
41,772	Pool #259181, 6.50%, 3/1/31	43,257
9,416	Pool #259187, 6.50%, 4/1/31	9,432
67,292	Pool #259190, 6.50%, 4/1/31	71,020
76,900	Pool #259316, 6.50%, 11/1/31	81,321
28,676	Pool #259378, 6.00%, 12/1/31	29,035
32,474	Pool #259393, 6.00%, 1/1/32	33,123
41,031	Pool #259590, 5.50%, 11/1/32	44,375
164,031	Pool #259611, 5.50%, 11/1/32	177,403
39,120	Pool #259634, 5.50%, 12/1/32	42,309
132,705	Pool #259659, 5.50%, 2/1/33	143,524
31,702	Pool #259671, 5.50%, 2/1/33	34,286
76,974	Pool #259686, 5.50%, 3/1/33	83,250
35,102	Pool #259722, 5.00%, 5/1/33	37,713

6

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 47,362	Pool #259724, 5.00%, 5/1/33	$50,885
108,491	Pool #259725, 5.00%, 5/1/33	116,547
102,613	Pool #259729, 5.00%, 6/1/33	109,332
59,296	Pool #259761, 5.00%, 6/1/33	63,699
98,458	Pool #259764, 5.00%, 7/1/33	105,769
106,319	Pool #259777, 5.00%, 7/1/33	114,214
79,441	Pool #259781, 5.00%, 7/1/33	84,678
48,066	Pool #259789, 5.00%, 7/1/33	51,640
87,967	Pool #259807, 5.00%, 8/1/33	93,726
117,379	Pool #259816, 5.00%, 8/1/33	126,095
26,623	Pool #259819, 5.00%, 8/1/33	28,603
49,222	Pool #259830, 5.00%, 8/1/33	52,876
32,575	Pool #259848, 5.00%, 9/1/33	34,998
69,308	Pool #259867, 5.50%, 10/1/33	74,959
56,301	Pool #259869, 5.50%, 10/1/33	60,891
57,149	Pool #259875, 5.50%, 10/1/33	61,808
91,685	Pool #259930, 5.00%, 11/1/33	98,493
36,588	Pool #259998, 5.00%, 3/1/34	39,307
653,042	Pool #465946, 3.61%, 9/1/20	656,559
1,748,258	Pool #468226, 3.86%, 6/1/21	1,788,006
266,769	Pool #469101, 3.75%, 2/1/27	281,906
882,374	Pool #470828, 3.53%, 3/1/32	916,515
147,649	Pool #557295, 7.00%, 12/1/29	157,465
27,183	Pool #576445, 6.00%, 1/1/31	27,384
68,775	Pool #579402, 6.50%, 4/1/31	73,563
126,124	Pool #583728, 6.50%, 6/1/31	137,298
61,644	Pool #585148, 6.50%, 7/1/31	64,971
32,539	Pool #590931, 6.50%, 7/1/31	34,893
47,983	Pool #590932, 6.50%, 7/1/31	49,812
33,067	Pool #601865, 6.50%, 4/1/31	33,478
33,100	Pool #601868, 6.00%, 7/1/29	33,679
47,901	Pool #607611, 6.50%, 11/1/31	50,143
94,090	Pool #634271, 6.50%, 5/1/32	100,588
40,666	Pool #644232, 6.50%, 6/1/32	42,245
24,044	Pool #644432, 6.50%, 7/1/32	24,281
39,939	Pool #644437, 6.50%, 6/1/32	41,459
1,715,506	Pool #663159, 5.00%, 7/1/32	1,842,212
73,421	Pool #670278, 5.50%, 11/1/32	79,406
33,544	Pool #676702, 5.50%, 11/1/32	36,279
49,657	Pool #677591, 5.50%, 12/1/32	53,706
157,752	Pool #681883, 6.00%, 3/1/33	170,793
110,006	Pool #686542, 5.50%, 3/1/33	118,976
216,020	Pool #695961, 5.50%, 1/1/33	233,631
183,964	Pool #696407, 5.50%, 4/1/33	198,963
396,402	Pool #702478, 5.50%, 6/1/33	428,722
117,031	Pool #702479, 5.00%, 6/1/33	125,721
60,786	Pool #703210, 5.50%, 9/1/32	65,418
142,839	Pool #720025, 5.00%, 8/1/33	153,446

7

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal
Amount		Value
$148,654	Pool #723066, 5.00%, 4/1/33	$159,692
200,342	Pool #723067, 5.50%, 5/1/33	216,676
260,372	Pool #723070, 4.50%, 5/1/33	274,764
273,160	Pool #727311, 4.50%, 9/1/33	288,010
128,656	Pool #727312, 5.00%, 9/1/33	138,209
147,332	Pool #727315, 6.00%, 10/1/33	157,673
37,750	Pool #738589, 5.00%, 9/1/33	40,558
47,685	Pool #739269, 5.00%, 9/1/33	51,231
156,427	Pool #743595, 5.50%, 10/1/33	169,181
147,525	Pool #748041, 4.50%, 10/1/33	155,545
86,517	Pool #749891, 5.00%, 9/1/33	92,941
103,969	Pool #749897, 4.50%, 9/1/33	109,621
211,146	Pool #753533, 5.00%, 11/1/33	226,824
42,447	Pool #755679, 6.00%, 1/1/34	43,992
54,038	Pool #755746, 5.50%, 12/1/33	58,444
39,613	Pool #763551, 5.50%, 3/1/34	42,898
89,819	Pool #763820, 5.50%, 1/1/34	97,142
7,003	Pool #773476, 5.50%, 7/1/19	7,003
44,247	Pool #776851, 6.00%, 10/1/34	45,803
686,699	Pool #777621, 5.00%, 2/1/34	737,687
120,211	Pool #781437, 6.00%, 8/1/34	127,045
80,199	Pool #781741, 6.00%, 9/1/34	84,447
9,762	Pool #781907, 5.00%, 2/1/21	9,766
134,149	Pool #781954, 5.00%, 6/1/34	144,104
149,513	Pool #781959, 5.50%, 6/1/34	161,911
252,238	Pool #783893, 5.50%, 12/1/34	273,154
71,755	Pool #783929, 5.50%, 10/1/34	77,705
13,611	Pool #788329, 6.50%, 8/1/34	13,653
113,960	Pool #797627, 5.00%, 7/1/35	122,426
107,905	Pool #798725, 5.50%, 11/1/34	116,853
93,929	Pool #799548, 6.00%, 9/1/34	99,737
898,363	Pool #806754, 4.50%, 9/1/34	947,588
317,686	Pool #806757, 6.00%, 9/1/34	340,283
595,299	Pool #806761, 5.50%, 9/1/34	644,662
111,478	Pool #808205, 5.00%, 1/1/35	119,750
191,344	Pool #815009, 5.00%, 4/1/35	205,558
91,928	Pool #817641, 5.00%, 11/1/35	98,767
117,369	Pool #820334, 5.00%, 9/1/35	126,087
291,729	Pool #820335, 5.00%, 9/1/35	313,400
174,461	Pool #820336, 5.00%, 9/1/35	187,420
247,647	Pool #822008, 5.00%, 5/1/35	266,044
168,405	Pool #829005, 5.00%, 8/1/35	180,915
36,961	Pool #829006, 5.50%, 9/1/35	40,098
160,664	Pool #829275, 5.00%, 8/1/35	172,599
152,922	Pool #829276, 5.00%, 8/1/35	164,281
419,313	Pool #829649, 5.50%, 3/1/35	454,084
288,469	Pool #844361, 5.50%, 11/1/35	312,954
114,449	Pool #845245, 5.50%, 11/1/35	124,163

8

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal
Amount		Value
$ 54,894	Pool #866969, 6.00%, 2/1/36	$57,620
153,778	Pool #867569, 6.00%, 2/1/36	162,549
114,772	Pool #870599, 6.00%, 6/1/36	121,214
182,764	Pool #871072, 5.50%, 2/1/37	198,835
170,697	Pool #884693, 5.50%, 4/1/36	185,175
443,079	Pool #885724, 5.50%, 6/1/36	480,659
118,036	Pool #911730, 5.50%, 12/1/21	120,579
72,722	Pool #919368, 5.50%, 4/1/37	79,117
279,354	Pool #922582, 6.00%, 12/1/36	297,999
215,624	Pool #934941, 5.00%, 8/1/39	232,498
294,101	Pool #934942, 5.00%, 9/1/39	317,116
159,552	Pool #941204, 5.50%, 6/1/37	173,582
59,854	Pool #943394, 5.50%, 6/1/37	65,117
335,380	Pool #948600, 6.00%, 8/1/37	358,681
97,539	Pool #952598, 6.00%, 7/1/37	103,120
121,893	Pool #952623, 6.00%, 8/1/37	128,596
159,382	Pool #952678, 6.50%, 8/1/37	172,622
90,914	Pool #952693, 6.50%, 8/1/37	96,051
101,292	Pool #975769, 5.50%, 3/1/38	110,239
75,215	Pool #982898, 5.00%, 5/1/38	81,172
139,272	Pool #984842, 5.50%, 6/1/38	151,573
112,913	Pool #986239, 6.00%, 7/1/38	118,315
124,219	Pool #986957, 5.50%, 7/1/38	135,190
70,086	Pool #990510, 5.50%, 8/1/38	76,276
273,900	Pool #990511, 6.00%, 8/1/38	295,191
164,628	Pool #990617, 5.50%, 9/1/38	179,168
131,221	Pool #AA0526, 5.00%, 12/1/38	141,613
284,126	Pool #AA0645, 4.50%, 3/1/39	300,756
141,248	Pool #AA2243, 4.50%, 5/1/39	149,515
275,947	Pool #AA3142, 4.50%, 3/1/39	292,098
53,187	Pool #AA3143, 4.00%, 3/1/39	55,304
393,945	Pool #AA3206, 4.00%, 4/1/39	409,628
473,717	Pool #AA3207, 4.50%, 3/1/39	501,443
120,550	Pool #AA4468, 4.00%, 4/1/39	125,349
234,268	Pool #AA7042, 4.50%, 6/1/39	247,979
377,770	Pool #AA7658, 4.00%, 6/1/39	392,809
107,541	Pool #AA7659, 4.50%, 6/1/39	113,836
116,132	Pool #AA7741, 4.50%, 6/1/24	118,842
3,033,848	Pool #AB7798, 3.00%, 1/1/43	3,037,890
1,504,077	Pool #AB9204, 3.00%, 4/1/43	1,505,140
337,523	Pool #AC1463, 5.00%, 8/1/39	363,935
105,543	Pool #AC1464, 5.00%, 8/1/39	113,803
714,163	Pool #AC2109, 4.50%, 7/1/39	755,962
44,302	Pool #AC4394, 5.00%, 9/1/39	47,769
364,268	Pool #AC4395, 5.00%, 9/1/39	392,773
120,316	Pool #AC5328, 5.00%, 10/1/39	129,731
237,932	Pool #AC5329, 5.00%, 10/1/39	256,551
288,196	Pool #AC6304, 5.00%, 11/1/39	310,748

9

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 213,703	Pool #AC6305, 5.00%, 11/1/39	$230,426
142,816	Pool #AC6307, 5.00%, 12/1/39	153,992
311,628	Pool #AC6790, 5.00%, 12/1/39	336,014
1,277,214	Pool #AC7199, 5.00%, 12/1/39	1,377,162
523,955	Pool #AD1470, 5.00%, 2/1/40	564,957
1,185,368	Pool #AD1471, 4.50%, 2/1/40	1,254,746
154,621	Pool #AD1560, 5.00%, 3/1/40	165,763
970,565	Pool #AD1585, 4.50%, 2/1/40	1,027,370
359,546	Pool #AD1586, 5.00%, 1/1/40	387,683
463,567	Pool #AD1638, 4.50%, 2/1/40	489,190
150,547	Pool #AD1640, 4.50%, 3/1/40	158,869
1,494,538	Pool #AD1942, 4.50%, 1/1/40	1,582,011
294,675	Pool #AD1943, 5.00%, 1/1/40	317,735
814,382	Pool #AD1988, 4.50%, 2/1/40	859,397
380,424	Pool #AD2896, 5.00%, 3/1/40	410,018
365,868	Pool #AD4456, 4.50%, 4/1/40	386,091
723,888	Pool #AD4458, 4.50%, 4/1/40	763,901
483,908	Pool #AD4940, 4.50%, 6/1/40	512,452
101,678	Pool #AD4946, 4.50%, 6/1/40	107,676
297,917	Pool #AD5728, 5.00%, 4/1/40	321,093
376,601	Pool #AD7239, 4.50%, 7/1/40	398,816
121,086	Pool #AD7242, 4.50%, 7/1/40	128,441
182,744	Pool #AD7256, 4.50%, 7/1/40	193,844
533,063	Pool #AD7271, 4.50%, 7/1/40	562,528
273,398	Pool #AD7272, 4.50%, 7/1/40	290,004
279,885	Pool #AD8960, 5.00%, 6/1/40	301,658
235,880	Pool #AD9613, 4.50%, 8/1/40	248,918
916,786	Pool #AD9614, 4.50%, 8/1/40	967,461
250,178	Pool #AE2011, 4.00%, 9/1/40	260,192
1,627,268	Pool #AE2012, 4.00%, 9/1/40	1,692,404
156,508	Pool #AE2023, 4.00%, 9/1/40	162,773
683,060	Pool #AE5432, 4.00%, 10/1/40	710,401
343,393	Pool #AE5435, 4.50%, 9/1/40	362,374
347,576	Pool #AE5806, 4.50%, 9/1/40	368,079
557,101	Pool #AE5861, 4.00%, 10/1/40	579,401
523,654	Pool #AE5862, 4.00%, 10/1/40	544,614
362,723	Pool #AE5863, 4.00%, 10/1/40	377,242
294,374	Pool #AE6850, 4.00%, 10/1/40	306,157
224,779	Pool #AE6851, 4.00%, 10/1/40	233,777
159,947	Pool #AE7699, 4.00%, 11/1/40	166,349
469,192	Pool #AE7703, 4.00%, 10/1/40	487,973
839,073	Pool #AE7707, 4.00%, 11/1/40	872,659
385,485	Pool #AH0300, 4.00%, 11/1/40	400,915
614,938	Pool #AH0301, 3.50%, 11/1/40	628,898
47,618	Pool #AH0302, 4.00%, 11/1/40	49,524
446,552	Pool #AH0306, 4.00%, 12/1/40	464,427
477,086	Pool #AH0508, 4.00%, 11/1/40	496,183
910,660	Pool #AH0537, 4.00%, 12/1/40	947,112

10

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 917,479	Pool #AH0914, 4.50%, 11/1/40	$968,193
488,983	Pool #AH0917, 4.00%, 12/1/40	508,556
666,583	Pool #AH1077, 4.00%, 1/1/41	693,631
800,204	Pool #AH2973, 4.00%, 12/1/40	832,235
439,321	Pool #AH2980, 4.00%, 1/1/41	456,906
994,349	Pool #AH5656, 4.00%, 1/1/41	1,034,151
244,155	Pool #AH5657, 4.00%, 2/1/41	253,928
502,524	Pool #AH5658, 4.00%, 2/1/41	522,639
405,777	Pool #AH5662, 4.00%, 2/1/41	422,019
649,991	Pool #AH5882, 4.00%, 2/1/26	670,138
608,292	Pool #AH6764, 4.00%, 3/1/41	632,297
1,575,189	Pool #AH6768, 4.00%, 3/1/41	1,637,353
226,752	Pool #AH7277, 4.00%, 3/1/41	235,700
1,016,929	Pool #AH7281, 4.00%, 3/1/41	1,057,062
373,364	Pool #AH7526, 4.50%, 3/1/41	394,971
606,923	Pool #AH7537, 4.00%, 3/1/41	630,874
600,605	Pool #AH8878, 4.50%, 4/1/41	635,363
296,053	Pool #AH8885, 4.50%, 4/1/41	313,186
318,408	Pool #AH9050, 3.50%, 2/1/26	325,618
543,649	Pool #AI0114, 4.00%, 3/1/41	565,104
792,454	Pool #AI1846, 4.50%, 5/1/41	838,315
474,637	Pool #AI1847, 4.50%, 5/1/41	502,105
1,242,734	Pool #AI1848, 4.50%, 5/1/41	1,314,652
675,824	Pool #AI1849, 4.50%, 5/1/41	714,935
379,072	Pool #AJ0651, 4.00%, 8/1/41	394,032
311,175	Pool #AJ7668, 4.00%, 11/1/41	323,456
648,972	Pool #AJ9133, 4.00%, 1/1/42	674,584
726,591	Pool #AK6715, 3.50%, 3/1/42	742,462
857,338	Pool #AK6716, 3.50%, 3/1/42	876,065
670,737	Pool #AK6718, 3.50%, 2/1/42	685,389
440,819	Pool #AM0635, 2.55%, 10/1/22	439,440
884,568	Pool #AM1750, 3.04%, 12/1/30	878,281
2,889,201	Pool #AM4392, 3.79%, 10/1/23	3,027,097
233,730	Pool #AM6907, 3.68%, 10/1/32	243,924
1,472,525	Pool #AM7764, 3.05%, 1/1/27	1,495,346
927,063	Pool #AM8964, 2.65%, 5/1/25	924,559
285,027	Pool #AM9239, 3.03%, 6/1/25	289,585
480,090	Pool #AM9780, 3.31%, 3/1/31	488,560
350,000	Pool #AN0360, 3.95%, 12/1/45	372,225
1,076,841	Pool #AN0915, 3.01%, 2/1/26	1,092,374
316,211	Pool #AN1381, 2.56%, 8/1/26	312,256
954,105	Pool #AN2066, 2.75%, 7/1/26	942,663
1,000,000	Pool #AN2398, 2.52%, 7/1/28	968,523
972,253	Pool #AN2746, 2.30%, 9/1/26	944,146
992,596	Pool #AN3157, 2.25%, 10/1/26	959,856
481,130	Pool #AN3919, 2.82%, 12/1/26	481,858
1,933,449	Pool #AN4408, 3.35%, 1/1/27	1,997,696
871,065	Pool #AN5053, 3.34%, 4/1/27	899,050

11

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 212,000	Pool #AN6580, 3.36%, 9/1/29	$218,123
976,609	Pool #AN7154, 3.21%, 10/1/32	982,845
982,480	Pool #AN7904, 3.44%, 12/1/27	1,004,689
491,282	Pool #AN7982, 2.80%, 1/1/26	488,323
2,000,000	Pool #AN8055, 3.05%, 1/1/30	1,997,530
989,647	Pool #AN9057, 3.47%, 4/1/28	1,012,905
990,749	Pool #AN9844, 3.80%, 7/1/30	1,053,122
769,668	Pool #AO2923, 3.50%, 5/1/42	786,480
1,794,459	Pool #AO8029, 3.50%, 7/1/42	1,833,656
517,914	Pool #AP7483, 3.50%, 9/1/42	529,227
470,899	Pool #AQ6710, 2.50%, 10/1/27	469,561
1,612,997	Pool #AQ7193, 3.50%, 7/1/43	1,647,212
2,510,190	Pool #AR3088, 3.00%, 1/1/43	2,513,535
428,335	Pool #AR6928, 3.00%, 3/1/43	428,638
891,516	Pool #AS1916, 4.00%, 3/1/44	923,750
595,855	Pool #AS1917, 4.00%, 3/1/44	619,453
199,077	Pool #AS2129, 4.00%, 3/1/44	206,274
983,821	Pool #AS2439, 4.00%, 5/1/44	1,022,784
1,591,617	Pool #AS2784, 4.00%, 7/1/44	1,649,165
1,457,834	Pool #AS3244, 4.00%, 9/1/44	1,510,544
1,907,961	Pool #AS3494, 4.00%, 10/1/44	1,976,946
1,380,408	Pool #AS3726, 4.00%, 11/1/44	1,430,318
1,247,875	Pool #AS3728, 4.00%, 11/1/44	1,292,994
966,290	Pool #AS3926, 3.50%, 12/1/44	984,732
653,393	Pool #AS3929, 4.00%, 12/1/44	677,017
716,765	Pool #AS3930, 4.00%, 11/1/44	742,680
1,022,131	Pool #AS4070, 4.00%, 12/1/44	1,059,087
1,201,365	Pool #AS4388, 3.50%, 2/1/45	1,224,293
491,277	Pool #AS4390, 3.50%, 2/1/45	500,850
1,000,029	Pool #AS4732, 3.50%, 4/1/45	1,016,782
1,132,982	Pool #AS4743, 3.50%, 4/1/45	1,151,961
1,128,100	Pool #AS4905, 3.50%, 4/1/45	1,146,997
978,219	Pool #AS4910, 3.50%, 5/1/45	994,606
1,061,901	Pool #AS5118, 3.50%, 5/1/45	1,079,690
1,212,319	Pool #AS5341, 3.50%, 7/1/45	1,232,627
1,367,305	Pool #AS5576, 4.00%, 8/1/45	1,412,783
775,074	Pool #AS5919, 3.50%, 9/1/45	789,530
578,692	Pool #AS5922, 3.50%, 9/1/45	588,386
1,009,524	Pool #AS6303, 4.00%, 11/1/45	1,043,102
1,304,168	Pool #AS6469, 4.00%, 12/1/45	1,347,547
512,849	Pool #AS6607, 4.00%, 1/1/46	529,907
1,497,376	Pool #AS6778, 3.50%, 3/1/46	1,521,372
1,133,383	Pool #AS6958, 3.50%, 4/1/46	1,151,546
1,294,716	Pool #AS7138, 3.50%, 5/1/46	1,315,464
781,370	Pool #AS7139, 3.50%, 5/1/46	793,892
1,644,396	Pool #AS7334, 3.00%, 6/1/46	1,637,750
1,581,429	Pool #AS7335, 3.00%, 5/1/46	1,575,037
987,660	Pool #AS7336, 3.00%, 6/1/46	983,668

12

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$3,106,506	Pool #AS7504, 3.00%, 7/1/46	$3,093,951
488,164	Pool #AS7516, 3.00%, 7/1/46	486,191
1,626,831	Pool #AS7517, 3.00%, 6/1/46	1,620,256
698,797	Pool #AS7518, 3.00%, 7/1/46	695,973
2,524,303	Pool #AS7674, 3.00%, 8/1/46	2,514,100
1,520,354	Pool #AS7676, 3.00%, 8/1/46	1,514,209
1,236,404	Pool #AS8054, 3.00%, 10/1/46	1,231,407
1,028,757	Pool #AS8077, 3.00%, 10/1/46	1,024,599
1,482,632	Pool #AS8289, 3.00%, 10/1/46	1,476,640
2,788,063	Pool #AS8440, 3.00%, 11/1/46	2,776,795
1,854,151	Pool #AS8441, 3.00%, 11/1/46	1,846,657
2,100,953	Pool #AS8633, 3.50%, 1/1/47	2,134,621
1,366,419	Pool #AS8776, 3.50%, 2/1/47	1,388,316
785,159	Pool #AS9308, 4.00%, 2/1/47	811,334
1,882,676	Pool #AS9381, 4.00%, 4/1/47	1,945,438
1,610,235	Pool #AS9549, 4.00%, 5/1/47	1,663,915
2,893,993	Pool #AS9550, 4.00%, 5/1/47	2,990,470
1,307,677	Pool #AS9727, 3.50%, 6/1/47	1,327,210
875,723	Pool #AS9728, 3.50%, 6/1/47	888,803
1,152,633	Pool #AS9729, 4.00%, 6/1/47	1,191,058
1,031,436	Pool #AS9825, 4.00%, 6/1/47	1,065,821
1,100,091	Pool #AT2688, 3.00%, 5/1/43	1,100,869
392,801	Pool #AT2691, 3.00%, 5/1/43	393,079
705,523	Pool #AT3963, 2.50%, 3/1/28	704,133
336,224	Pool #AT7873, 2.50%, 6/1/28	335,562
473,539	Pool #AU0971, 3.50%, 8/1/43	483,584
597,716	Pool #AU2165, 3.50%, 7/1/43	610,395
836,935	Pool #AU2188, 3.50%, 8/1/43	854,688
398,399	Pool #AU6054, 4.00%, 9/1/43	414,084
331,265	Pool #AU6718, 4.00%, 10/1/43	344,307
841,706	Pool #AU7003, 4.00%, 11/1/43	877,794
604,974	Pool #AU7005, 4.00%, 11/1/43	628,793
812,233	Pool #AV0679, 4.00%, 12/1/43	847,058
462,625	Pool #AV9282, 4.00%, 2/1/44	476,779
791,540	Pool #AW0993, 4.00%, 5/1/44	825,947
263,518	Pool #AW1565, 4.00%, 4/1/44	273,046
99,620	Pool #AW3671, 4.00%, 4/1/44	102,761
837,916	Pool #AW5046, 4.00%, 7/1/44	868,243
859,797	Pool #AW5047, 4.00%, 7/1/44	890,884
323,020	Pool #AW7040, 4.00%, 6/1/44	333,549
723,371	Pool #AW8629, 3.50%, 5/1/44	737,177
956,019	Pool #AX2884, 3.50%, 11/1/44	974,266
1,679,033	Pool #AX4860, 3.50%, 12/1/44	1,711,078
1,020,485	Pool #AY0075, 3.50%, 11/1/44	1,039,961
1,229,438	Pool #AY1389, 3.50%, 4/1/45	1,250,033
1,119,453	Pool #AY3435, 3.50%, 5/1/45	1,138,206
654,634	Pool #AY5571, 3.50%, 6/1/45	665,600
1,418,266	Pool #BC0802, 3.50%, 4/1/46	1,440,994

13

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$1,407,004	Pool #BC0804, 3.50%, 4/1/46	$1,429,552
969,746	Pool #BC1135, 3.00%, 6/1/46	965,827
1,552,259	Pool #BD5021, 3.50%, 2/1/47	1,577,134
2,096,422	Pool #BD7140, 4.00%, 4/1/47	2,166,310
2,286,568	Pool #BE4232, 3.00%, 12/1/46	2,277,327
1,419,810	Pool #BE9743, 3.50%, 4/1/47	1,441,017
2,408,632	Pool #BH2665, 3.50%, 9/1/47	2,444,610
1,261,275	Pool #BH4071, 3.50%, 10/1/47	1,280,114
1,417,961	Pool #BH4659, 4.00%, 6/1/47	1,465,231
2,344,954	Pool #BJ0657, 4.00%, 2/1/48	2,412,024
1,060,253	Pool #BJ2670, 4.00%, 4/1/48	1,090,578
1,962,792	Pool #BJ5158, 4.00%, 4/1/48	2,018,931
931,027	Pool #BK7685, 4.00%, 10/1/48	958,749
1,317,835	Pool #BK7924, 4.00%, 11/1/48	1,355,528
2,748,355	Pool #CA0114, 3.50%, 8/1/47	2,789,408
1,014,206	Pool #CA0115, 3.50%, 8/1/47	1,029,355
1,016,781	Pool #CA0268, 3.50%, 8/1/47	1,032,868
2,867,809	Pool #CA0334, 3.50%, 9/1/47	2,910,645
2,940,250	Pool #CA0534, 3.50%, 10/1/47	2,984,168
1,183,541	Pool #CA0536, 3.50%, 10/1/47	1,201,219
1,090,142	Pool #CA0551, 4.00%, 10/1/47	1,126,484
939,473	Pool #CA0565, 3.50%, 10/1/47	953,506
1,557,746	Pool #CA0742, 3.50%, 11/1/47	1,581,014
1,048,241	Pool #CA0743, 3.50%, 11/1/47	1,067,841
1,187,186	Pool #CA0825, 3.50%, 12/1/47	1,204,919
1,808,167	Pool #CA0909, 3.50%, 12/1/47	1,835,176
1,441,434	Pool #CA0981, 3.50%, 12/1/47	1,462,965
1,773,444	Pool #CA1070, 3.50%, 1/1/48	1,799,934
1,408,286	Pool #CA1115, 3.50%, 1/1/48	1,429,321
891,328	Pool #CA1116, 3.50%, 1/1/48	906,743
1,686,120	Pool #CA1130, 3.50%, 1/1/48	1,711,305
1,871,475	Pool #CA1131, 3.50%, 2/1/48	1,899,429
1,844,132	Pool #CA1132, 3.50%, 1/1/48	1,871,678
1,867,902	Pool #CA1133, 3.50%, 2/1/48	1,895,802
1,944,098	Pool #CA1134, 3.50%, 1/1/48	1,973,137
1,614,380	Pool #CA1137, 3.50%, 2/1/48	1,638,494
1,864,841	Pool #CA1140, 3.50%, 1/1/48	1,892,696
1,841,756	Pool #CA1144, 3.50%, 2/1/48	1,869,267
4,487,098	Pool #CA1152, 3.50%, 2/1/48	4,554,122
1,060,926	Pool #CA1160, 3.50%, 2/1/48	1,078,921
1,117,104	Pool #CA1161, 3.50%, 2/1/48	1,132,487
1,012,510	Pool #CA1162, 3.50%, 2/1/48	1,027,633
1,440,798	Pool #CA1338, 4.00%, 3/1/48	1,483,773
1,837,994	Pool #CA1339, 3.50%, 3/1/48	1,863,303
1,575,653	Pool #CA1418, 4.00%, 3/1/48	1,620,720
1,077,120	Pool #CA1420, 4.00%, 3/1/48	1,108,133
1,101,420	Pool #CA1468, 4.00%, 3/1/48	1,132,922
2,713,335	Pool #CA1469, 4.00%, 3/1/48	2,794,265

14

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$1,118,047	Pool #CA1471, 4.00%, 3/1/48	$1,151,338
4,617,818	Pool #CA1507, 4.00%, 4/1/48	4,749,897
1,080,509	Pool #CA1610, 3.50%, 3/1/48	1,095,388
1,493,705	Pool #CA1611, 4.00%, 4/1/48	1,538,182
1,075,169	Pool #CA1612, 3.50%, 4/1/48	1,090,450
1,186,335	Pool #CA1613, 4.00%, 4/1/48	1,220,266
1,382,864	Pool #CA2381, 4.00%, 9/1/48	1,422,416
1,000,939	Pool #CA2440, 4.00%, 9/1/48	1,029,568
1,032,920	Pool #CA2441, 4.00%, 10/1/48	1,063,676
542,210	Pool #CA2442, 4.00%, 10/1/48	561,185
1,101,281	Pool #CA2443, 4.00%, 10/1/48	1,134,073
1,114,417	Pool #CA2468, 4.00%, 10/1/48	1,147,600
920,868	Pool #CA2594, 4.00%, 11/1/48	955,717
1,160,872	Pool #CA2913, 4.00%, 1/1/49	1,194,075
1,867,412	Pool #CA2914, 4.00%, 1/1/49	1,920,823
2,539,392	Pool #CA3042, 4.00%, 1/1/49	2,615,006
1,363,796	Pool #CA3043, 4.00%, 2/1/49	1,404,405
3,402,667	Pool #CA3044, 4.50%, 2/1/49	3,551,078
1,166,450	Pool #CA3045, 4.50%, 1/1/49	1,218,872
184,111	Pool #CA3132, 4.00%, 2/1/49	189,412
53,584	Pool #MC0013, 5.50%, 12/1/38	58,317
87,621	Pool #MC0014, 5.50%, 12/1/38	95,360
71,736	Pool #MC0016, 5.50%, 11/1/38	78,072
140,078	Pool #MC0038, 4.50%, 3/1/39	148,276
48,120	Pool #MC0059, 4.00%, 4/1/39	50,036
85,094	Pool #MC0081, 4.00%, 5/1/39	88,481
45,010	Pool #MC0112, 4.50%, 6/1/39	47,644
90,329	Pool #MC0127, 4.50%, 7/1/39	95,616
58,713	Pool #MC0135, 4.50%, 6/1/39	62,150
503,493	Pool #MC0154, 4.50%, 8/1/39	532,961
90,363	Pool #MC0160, 4.50%, 8/1/39	95,651
211,306	Pool #MC0171, 4.50%, 9/1/39	223,673
308,742	Pool #MC0177, 4.50%, 9/1/39	326,812
122,749	Pool #MC0270, 4.50%, 3/1/40	129,989
358,730	Pool #MC0325, 4.50%, 7/1/40	380,519
91,692	Pool #MC0426, 4.50%, 1/1/41	96,761
335,165	Pool #MC0584, 4.00%, 1/1/42	348,392
160,671	Pool #MC0585, 4.00%, 1/1/42	167,011
63,492	Pool #MC3344, 5.00%, 12/1/38	68,520

		318,099,798

Freddie Mac — 13.11%
123,318	Pool #A10548, 5.00%, 6/1/33	132,642
212,796	Pool #A12237, 5.00%, 8/1/33	228,885
84,220	Pool #A12969, 4.50%, 8/1/33	88,934
33,213	Pool #A12985, 5.00%, 8/1/33	35,728
55,868	Pool #A12986, 5.00%, 8/1/33	60,099
37,936	Pool #A14028, 4.50%, 9/1/33	40,136

15

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$127,898	Pool #A14325, 5.00%, 9/1/33	$137,568
78,200	Pool #A15268, 6.00%, 10/1/33	82,223
257,077	Pool #A15579, 5.50%, 11/1/33	278,935
44,586	Pool #A17393, 5.50%, 12/1/33	48,377
105,729	Pool #A17397, 5.50%, 1/1/34	114,719
229,358	Pool #A18617, 5.50%, 1/1/34	248,859
169,062	Pool #A19019, 5.50%, 2/1/34	183,437
80,065	Pool #A20070, 5.50%, 3/1/34	86,991
299,501	Pool #A20540, 5.50%, 4/1/34	325,411
99,011	Pool #A21679, 5.50%, 4/1/34	107,576
159,114	Pool #A23192, 5.00%, 5/1/34	171,159
409,378	Pool #A25310, 5.00%, 6/1/34	440,366
168,246	Pool #A25311, 5.00%, 6/1/34	180,981
7,171	Pool #A30055, 5.00%, 11/1/34	7,714
175,663	Pool #A30591, 6.00%, 12/1/34	187,795
232,963	Pool #A31135, 5.50%, 12/1/34	253,117
221,842	Pool #A33167, 5.00%, 1/1/35	238,635
199,964	Pool #A34999, 5.50%, 4/1/35	217,658
401,991	Pool #A37185, 5.00%, 9/1/35	432,406
183,045	Pool #A38830, 5.00%, 5/1/35	196,895
90,406	Pool #A40538, 5.00%, 12/1/35	97,246
90,775	Pool #A42095, 5.50%, 1/1/36	98,807
106,904	Pool #A42097, 5.00%, 1/1/36	114,993
161,408	Pool #A42098, 5.50%, 1/1/36	175,690
232,811	Pool #A42803, 5.50%, 2/1/36	253,411
97,968	Pool #A42805, 6.00%, 2/1/36	103,209
261,021	Pool #A45396, 5.00%, 6/1/35	280,771
141,599	Pool #A46321, 5.50%, 7/1/35	154,129
197,174	Pool #A46746, 5.50%, 8/1/35	214,621
86,693	Pool #A46996, 5.50%, 9/1/35	94,364
144,010	Pool #A46997, 5.50%, 9/1/35	156,752
128,043	Pool #A47552, 5.00%, 11/1/35	137,731
234,444	Pool #A47553, 5.00%, 11/1/35	252,183
82,211	Pool #A47554, 5.50%, 11/1/35	89,486
148,332	Pool #A48789, 6.00%, 5/1/36	155,926
79,685	Pool #A49013, 6.00%, 5/1/36	84,424
260,614	Pool #A49844, 6.00%, 6/1/36	277,521
11,223	Pool #A49845, 6.50%, 6/1/36	11,237
75,801	Pool #A50128, 6.00%, 6/1/36	78,343
188,044	Pool #A59530, 5.50%, 4/1/37	205,255
191,578	Pool #A59964, 5.50%, 4/1/37	209,112
79,736	Pool #A61754, 5.50%, 5/1/37	87,034
92,998	Pool #A61915, 5.50%, 6/1/37	101,510
139,705	Pool #A61916, 6.00%, 6/1/37	147,430
99,382	Pool #A63456, 5.50%, 6/1/37	108,478
147,409	Pool #A64012, 5.50%, 7/1/37	160,900
210,300	Pool #A66061, 5.50%, 8/1/37	229,548
128,304	Pool #A66122, 6.00%, 8/1/37	134,984

16

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 200,355	Pool #A68766, 6.00%, 10/1/37	$217,537
60,389	Pool #A70292, 5.50%, 7/1/37	65,916
110,580	Pool #A75113, 5.00%, 3/1/38	119,479
87,523	Pool #A76187, 5.00%, 4/1/38	94,567
685,993	Pool #A91887, 5.00%, 4/1/40	735,538
156,402	Pool #A92388, 4.50%, 5/1/40	165,900
426,111	Pool #A93962, 4.50%, 9/1/40	451,989
401,992	Pool #A95573, 4.00%, 12/1/40	418,436
262,738	Pool #A96339, 4.00%, 12/1/40	273,485
304,875	Pool #A97099, 4.00%, 1/1/41	317,346
442,857	Pool #A97715, 4.00%, 3/1/41	461,121
369,007	Pool #A97716, 4.50%, 3/1/41	390,983
27,823	Pool #B31140, 6.50%, 10/1/31	28,095
52,198	Pool #B31532, 5.00%, 5/1/34	56,156
79,389	Pool #B31546, 5.50%, 5/1/34	86,257
48,332	Pool #B31547, 5.50%, 5/1/34	52,513
79,987	Pool #B31551, 5.50%, 6/1/34	86,907
56,711	Pool #B31587, 5.00%, 11/1/34	61,011
55,158	Pool #B31588, 5.50%, 11/1/34	59,930
10,330	Pool #B50496, 5.50%, 9/1/19	10,332
3,065	Pool #B50499, 5.00%, 11/1/19	3,065
5,967	Pool #B50504, 5.50%, 11/1/19	5,967
14,840	Pool #B50506, 5.00%, 11/1/19	14,844
30,718	Pool #C37233, 7.50%, 2/1/30	31,264
98,416	Pool #C51686, 6.50%, 5/1/31	105,130
47,980	Pool #C53210, 6.50%, 6/1/31	50,275
40,359	Pool #C60020, 6.50%, 11/1/31	41,771
43,308	Pool #C65616, 6.50%, 3/1/32	44,949
33,076	Pool #C73273, 6.00%, 11/1/32	33,707
152,938	Pool #C73525, 6.00%, 11/1/32	165,293
49,382	Pool #C74672, 5.50%, 11/1/32	53,579
76,277	Pool #C77844, 5.50%, 3/1/33	82,763
54,694	Pool #C77845, 5.50%, 3/1/33	59,344
17,434	Pool #J00980, 5.00%, 1/1/21	17,447
358,494	Pool #J21142, 2.50%, 11/1/27	357,596
146,942	Pool #Q00465, 4.50%, 4/1/41	155,693
654,781	Pool #Q05867, 3.50%, 12/1/41	669,844
365,761	Pool #Q06239, 3.50%, 1/1/42	374,175
306,813	Pool #Q06406, 4.00%, 2/1/42	319,183
1,201,183	Pool #Q17662, 3.00%, 4/1/43	1,202,327
1,036,138	Pool #Q18754, 3.00%, 6/1/43	1,037,125
676,811	Pool #Q18772, 3.00%, 6/1/43	677,456
937,092	Pool #Q32756, 3.00%, 4/1/45	936,051
798,996	Pool #Q33966, 3.50%, 6/1/45	812,974
792,663	Pool #Q41900, 3.50%, 7/1/46	805,957
1,019,338	Pool #Q41901, 3.50%, 7/1/46	1,036,433
1,288,246	Pool #Q43155, 3.00%, 9/1/46	1,283,356
1,388,855	Pool #Q43157, 3.00%, 9/1/46	1,383,584

17

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$1,137,363	Pool #Q59101, 4.00%, 9/1/48	$1,170,866
1,090,737	Pool #Q59453, 4.00%, 11/1/48	1,122,854
994,615	Pool #V82990, 4.00%, 3/1/47	1,028,638
782,163	Pool #V83121, 3.50%, 3/1/47	794,427
2,656,079	Pool #V83123, 4.00%, 5/1/47	2,746,935
1,838,130	Pool #V83124, 3.50%, 4/1/47	1,866,952
1,930,015	Pool #V83185, 3.50%, 5/1/47	1,960,278
1,843,999	Pool #V83186, 4.00%, 5/1/47	1,907,077
1,839,611	Pool #V83446, 3.50%, 9/1/47	1,868,456
2,103,610	Pool #V83528, 3.50%, 11/1/47	2,136,595
1,297,949	Pool #V83558, 3.50%, 10/1/47	1,319,449
869,916	Pool #V83568, 3.50%, 11/1/47	883,556
1,849,071	Pool #V83750, 3.50%, 12/1/47	1,878,064
4,807,673	Pool #V83890, 3.50%, 2/1/48	4,883,056
1,386,411	Pool #V83900, 3.50%, 1/1/48	1,408,150
3,052,905	Pool #V83915, 3.50%, 1/1/48	3,100,774
3,167,702	Pool #V83916, 4.00%, 1/1/48	3,276,059
1,011,908	Pool #V84044, 4.00%, 1/1/48	1,046,522
1,398,237	Pool #V84506, 4.00%, 7/1/48	1,439,691
1,069,639	Pool #V84589, 4.50%, 8/1/48	1,118,555
1,480,751	Pool #V84603, 4.00%, 8/1/48	1,527,409
435,815	Pool #V85365, 3.50%, 4/1/49	442,060
1,588,511	Pool #WA3103, 3.30%, 2/1/27	1,634,546
1,991,360	Pool #WN3000, 3.14%, 1/1/28	2,023,587
991,086	Series 2017-SB42, Class A10F, 2.96%, 10/25/27(a)	984,466
3,728,919	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(a)	3,768,013
497,241	Series 2018-SB52, Class A10F, 3.48%, 6/25/28(a)	510,149
1,095,793	Series 2018-SB53, Class A10F, 3.66%, 6/25/28(a)	1,128,800
1,497,299	Series 2018-SB56, Class A10F, 3.70%, 10/25/28(a)	1,552,288
1,000,000	Series-K158, Class A2, 3.90%, 12/25/30(a)	1,077,479

		76,262,742

Ginnie Mae — 23.35%
83,913	Pool #409117, 5.50%, 6/20/38	87,667
666,278	Pool #442423, 4.00%, 9/20/41	695,028
94,595	Pool #487643, 5.00%, 2/15/39	101,535
233,459	Pool #616936, 5.50%, 1/15/36	263,989
264,120	Pool #617904, 5.75%, 9/15/23	264,264
1,230,756	Pool #618363, 4.00%, 9/20/41	1,283,861
445,161	Pool #624106, 5.13%, 3/15/34	445,271
312,472	Pool #654705, 4.00%, 9/20/41	325,954
394,836	Pool #664269, 5.85%, 6/15/38	394,225
24,337	Pool #675509, 5.50%, 6/15/38	24,572
159,803	Pool #697672, 5.50%, 12/15/38	170,125
268,736	Pool #697814, 5.00%, 2/15/39	288,438
355,339	Pool #697885, 4.50%, 3/15/39	373,940
109,026	Pool #698112, 4.50%, 5/15/39	114,733
509,449	Pool #698113, 4.50%, 5/15/39	536,117

18

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 127,419	Pool #699294, 5.63%, 9/20/38	$137,224
1,388,935	Pool #713519, 6.00%, 7/15/39	1,592,428
113,665	Pool #714561, 4.50%, 6/15/39	119,615
271,526	Pool #716822, 4.50%, 4/15/39	285,740
231,851	Pool #716823, 4.50%, 4/15/39	243,988
116,982	Pool #717132, 4.50%, 5/15/39	123,106
504,044	Pool #720080, 4.50%, 6/15/39	530,429
120,965	Pool #720521, 5.00%, 8/15/39	129,839
281,639	Pool #724629, 5.00%, 7/20/40	299,535
732,765	Pool #726550, 5.00%, 9/15/39	786,518
271,148	Pool #729018, 4.50%, 2/15/40	285,342
366,080	Pool #729346, 4.50%, 7/15/41	384,167
408,970	Pool #738844, 3.50%, 10/15/41	420,470
161,738	Pool #738845, 3.50%, 10/15/41	166,286
1,025,634	Pool #738862, 4.00%, 10/15/41	1,069,384
317,999	Pool #747241, 5.00%, 9/20/40	338,205
757,296	Pool #748654, 3.50%, 9/15/40	778,803
150,126	Pool #748846, 4.50%, 9/20/40	158,631
402,944	Pool #757016, 3.50%, 11/15/40	414,387
298,758	Pool #757017, 4.00%, 12/15/40	311,480
542,011	Pool #759297, 4.00%, 1/20/41	565,361
240,864	Pool #759298, 4.00%, 2/20/41	251,241
259,445	Pool #762877, 4.00%, 4/15/41	270,512
178,853	Pool #763564, 4.50%, 5/15/41	189,857
192,789	Pool #770391, 4.50%, 6/15/41	202,314
383,644	Pool #770481, 4.00%, 8/15/41	400,009
44,660	Pool #770482, 4.50%, 8/15/41	47,704
457,932	Pool #770517, 4.00%, 8/15/41	477,466
369,532	Pool #770529, 4.00%, 8/15/41	385,295
524,903	Pool #770537, 4.00%, 8/15/41	547,294
368,008	Pool #770738, 4.50%, 6/20/41	388,403
524,493	Pool #779592, 4.00%, 11/20/41	547,124
125,150	Pool #779593, 4.00%, 11/20/41	130,550
463,310	Pool #AA6312, 3.00%, 4/15/43	467,855
498,724	Pool #AA6424, 3.00%, 5/15/43	503,616
1,144,042	Pool #AB2733, 3.50%, 8/15/42	1,175,556
2,035,814	Pool #AB2745, 3.00%, 8/15/42	2,055,846
1,662,478	Pool #AB2841, 3.00%, 9/15/42	1,678,837
509,315	Pool #AB2843, 3.00%, 9/15/42	514,326
121,309	Pool #AB2852, 3.50%, 9/15/42	124,651
5,253,817	Pool #AC9541, 2.12%, 2/15/48	5,037,918
496,006	Pool #AE6946, 3.00%, 6/15/43	500,871
180,543	Pool #AE8253, 4.00%, 2/20/44	187,585
512,992	Pool #AG8915, 4.00%, 2/20/44	533,896
956,658	Pool #AK6446, 3.00%, 1/15/45	964,587
728,604	Pool #AK7036, 3.00%, 4/15/45	734,107
1,022,345	Pool #AO3594, 3.50%, 8/20/45	1,047,945
556,656	Pool #AO8336, 3.50%, 9/20/45	570,595

19

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 842,199	Pool #AP3887, 3.50%, 9/20/45	$863,288
626,297	Pool #AR4919, 3.50%, 3/20/46	641,111
1,141,836	Pool #AR4970, 3.50%, 4/20/46	1,168,844
1,454,258	Pool #AR9008, 3.00%, 5/20/46	1,462,193
880,991	Pool #AS2921, 3.50%, 4/20/46	901,829
822,308	Pool #AS4332, 3.00%, 6/20/46	826,795
829,475	Pool #AS5511, 3.50%, 3/20/46	849,095
1,522,173	Pool #AX7237, 3.50%, 11/20/46	1,558,177
700,000	Series 2012-100, Class B, 2.31%, 11/16/51(a)	650,364
2,086,611	Series 2012-107, Class A, 1.15%, 1/16/45	1,918,375
1,600,000	Series 2012-112, Class B, 2.61%, 1/16/53(a)	1,526,462
4,528,330	Series 2012-114, Class A, 2.10%, 1/16/53(a)	4,289,273
1,933,475	Series 2012-115, Class A, 2.13%, 4/16/45	1,839,563
2,310,040	Series 2012-120, Class A, 1.90%, 2/16/53	2,168,429
1,084,359	Series 2012-131, Class A, 1.90%, 2/16/53	1,017,936
506,546	Series 2012-144, Class AD, 1.77%, 1/16/53	474,192
6,000,000	Series 2012-33, Class B, 2.89%, 3/16/46	5,867,425
148,310	Series 2012-35, Class C, 3.25%, 11/16/52(a)	148,235
1,600,000	Series 2012-45, Class C, 3.31%, 4/16/53(a)	1,603,779
1,233,089	Series 2012-53, Class AC, 2.38%, 12/16/43	1,196,905
8,000,000	Series 2012-58, Class B, 2.20%, 3/16/44	7,580,279
355,932	Series 2012-70, Class A, 1.73%, 5/16/42	348,403
385,064	Series 2012-72, Class A, 1.72%, 5/16/42	379,689
1,325,218	Series 2012-78, Class A, 1.68%, 3/16/44	1,289,459
655,495	Series 2013-101, Class AG, 1.76%, 4/16/38	642,989
693,700	Series 2013-105, Class A, 1.71%, 2/16/37	676,110
914,391	Series 2013-107, Class A, 2.00%, 5/16/40	888,003
397,070	Series 2013-126, Class BK, 2.45%, 10/16/47(a)	380,149
264,557	Series 2013-127, Class A, 2.00%, 3/16/52	260,247
648,332	Series 2013-17, Class A, 1.13%, 1/16/49	608,765
673,855	Series 2013-29, Class AB, 1.77%, 10/16/45	640,267
661,160	Series 2013-33, Class A, 1.06%, 7/16/38	631,913
1,904,144	Series 2013-63, Class AB, 1.38%, 3/16/45	1,785,991
1,142,753	Series 2013-97, Class AC, 2.00%, 6/16/45	1,086,257
572,446	Series 2014-148, Class A, 2.65%, 11/16/43	569,129
1,884,608	Series 2014-172, Class AF, 2.50%, 9/16/41	1,868,740
234,285	Series 2014-54, Class AB, 2.62%, 10/16/43	233,238
322,648	Series 2014-77, Class AC, 2.35%, 10/16/40	319,459
584,882	Series 2014-82, Class AB, 2.40%, 5/16/45	575,266
115,019	Series 2015-107, Class AB, 2.50%, 11/16/49	111,019
2,520,111	Series 2015-114, Class AD, 2.50%, 11/15/51	2,450,413
943,466	Series 2015-128, Class AD, 2.50%, 12/16/50	916,132
720,902	Series 2015-130, Class AH, 2.90%, 8/16/47(a)	714,167
2,666,735	Series 2015-135, Class AC, 2.35%, 4/16/49	2,555,205
976,944	Series 2015-136, Class AC, 2.50%, 3/16/47	949,870
704,441	Series 2015-15, Class A, 2.00%, 11/16/48	667,083
1,504,770	Series 2015-154, Class AD, 2.50%, 5/16/54	1,444,087
868,705	Series 2015-171, Class DA, 2.37%, 3/16/46	834,686

20

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal
Amount		Value
$1,168,479	Series 2015-2, Class A, 2.50%, 12/16/44	$1,154,774
1,432,510	Series 2015-22, Class A, 2.40%, 8/16/47	1,388,100
1,850,112	Series 2015-70, Class AB, 2.30%, 11/16/48	1,768,372
338,330	Series 2015-75, Class A, 3.00%, 2/16/44	337,255
313,123	Series 2015-98, Class AB, 2.20%, 11/16/43	303,811
643,321	Series 2016-11, Class AD, 2.25%, 11/16/43	626,224
882,286	Series 2016-14, Class AB, 2.15%, 8/16/42	852,872
1,785,747	Series 2016-152, Class EA, 2.20%, 8/15/58	1,682,437
2,353,709	Series 2016-157, Class AC, 2.00%, 11/16/50	2,221,022
885,704	Series 2016-26, Class A, 2.25%, 12/16/55	859,791
712,948	Series 2016-28, Class AB, 2.40%, 11/16/55	697,755
742,939	Series 2016-36, Class AB, 2.30%, 6/16/56	715,488
811,306	Series 2016-39, Class AH, 2.50%, 9/16/44	792,933
1,021,984	Series 2016-50, Class A, 2.30%, 7/16/52	987,370
2,250,566	Series 2016-64, Class CA, 2.30%, 3/16/45	2,175,426
1,880,530	Series 2016-67, Class A, 2.30%, 7/16/56	1,817,792
939,712	Series 2016-94, Class AC, 2.20%, 8/16/57	885,480
810,382	Series 2016-96, Class BA, 1.95%, 3/16/43	779,104
1,458,866	Series 2017-127, Class AB, 2.50%, 2/16/59	1,390,815
1,466,915	Series 2017-135, Class AE, 2.60%, 10/16/58	1,406,241
974,758	Series 2017-140, Class A, 2.50%, 2/16/59	928,664
487,007	Series 2017-157, Class AH, 2.55%, 2/16/53	470,472
1,446,231	Series 2017-23, Class AC, 2.30%, 3/16/57	1,395,791
1,902,548	Series 2017-41, Class AC, 2.25%, 3/16/57	1,830,985
1,156,863	Series 2017-46, Class A, 2.50%, 11/16/57	1,102,121
2,095,194	Series 2017-71, Class AS, 2.70%, 4/16/57	2,031,058
927,233	Series 2017-9, Class AE, 2.40%, 9/16/50	890,668
3,749,604	Series 2017-94, Class AH, 2.60%, 2/16/59	3,600,413
1,270,064	Series 2018-2, Class AD, 2.40%, 3/16/59	1,220,760
973,924	Series 2018-26, Class AD, 2.50%, 3/16/52	947,241
2,450,885	Series 2018-3, Class AG, 2.50%, 10/16/58	2,351,301

		136,438,438

Total U.S. Government Agency Backed Mortgages		530,800,978

(Cost $533,245,040)

U.S. Government Agency Obligations — 5.00%
Small Business Administration — 4.98%
304,483	0.88%, 1/1/32(b)	317,551
4,292,355	1.26%, 7/18/30(b),(c),(d)	83,315
148,058	(Prime Index - 2.650%), 2.85%, 3/25/28(e)	146,725
534,796	(Prime Index - 2.600%), 2.90%, 7/25/41(e)	530,512
687,865	(Prime Index - 2.600%), 2.90%, 9/25/41(e)	682,326
436,111	(Prime Index - 2.600%), 2.90%, 9/25/41(e)	432,547
770,308	(Prime Index - 2.600%), 2.90%, 7/25/42(e)	764,474
1,762,804	(Prime Index - 2.550%), 2.95%, 7/25/42(e)	1,748,776
373,392	(Prime Index - 2.525%), 2.98%, 11/25/41(e)	371,129
873,651	(Prime Index - 2.500%), 3.00%, 2/25/28(e)	869,789

21

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal
Amount		Value
$ 31,422	3.36%, 7/1/21(b)	$32,172
923,660	3.36%, 7/8/24(e)	976,845
9,834	3.61%, 4/4/20(b)	9,939
344,506	3.85%, 9/16/34(b)	365,869
1,135,643	(Prime Index - 1.400%), 4.10%, 7/25/41(e)	1,172,655
2,369,601	(Prime Index - 0.675%), 4.83%, 9/25/43(e)	2,536,291
549,736	(Prime Index - 0.385%), 5.12%, 11/25/27(e)	574,756
41,010	5.13%, 2/28/24(b)	43,091
405,791	(Prime Index - 0.149%), 5.35%, 2/25/40(e)	432,951
822,412	(Prime Index - 0.029%), 5.47%, 7/25/29(e)	872,839
151,940	(Prime Index + 0.025%), 5.53%, 12/25/40(e)	165,259
1,043,843	(Prime Index + 0.101%), 5.60%, 8/25/29(e)	1,112,939
903,392	(Prime Index + 0.163%), 5.66%, 6/25/29(e)	964,922
905,070	(Prime Index + 0.200%), 5.70%, 11/25/28(e)	965,739
238,705	(Prime Index + 0.355%), 5.86%, 2/25/26(e)	250,724
852,564	(Prime Index + 0.689%), 6.19%, 3/25/30(e)	923,362
146,582	(Prime Index + 0.700%), 6.20%, 2/25/28(e)	157,524
142,288	(Prime Index + 0.750%), 6.25%, 8/25/27(e)	151,372
607,425	(Prime Index + 0.767%), 6.27%, 9/25/28(e)	650,344
837,345	(Prime Index + 0.793%), 6.29%, 2/25/28(e)	901,425
272,406	(Prime Index + 0.806%), 6.31%, 6/25/28(e)	291,668
603,531	(Prime Index + 0.810%), 6.31%, 3/25/29(e)	652,214
1,021,417	(Prime Index + 0.830%), 6.33%, 5/25/29(e)	1,105,679
1,448,075	(Prime Index + 0.830%), 6.33%, 6/25/29(e)	1,571,078
313,248	(Prime Index + 0.829%), 6.33%, 2/25/30(e)	340,803
1,078,898	(Prime Index + 0.867%), 6.37%, 2/25/29(e)	1,168,791
752,700	(Prime Index + 0.884%), 6.38%, 7/25/30(e)	819,532
283,038	(Prime Index + 0.908%), 6.41%, 1/25/29(e)	306,545
377,785	(Prime Index + 0.925%), 6.43%, 5/25/29(e)	415,297
608,914	(Prime Index + 0.949%), 6.45%, 7/25/29(e)	662,967
139,225	(Prime Index + 0.975%), 6.48%, 11/25/28(e)	152,327
1,288,599	(Prime Index + 1.136%), 6.64%, 9/25/28(e)	1,394,199
686,612	(Prime Index + 1.184%), 6.68%, 5/25/29(e)	749,108
111,546	(Prime Index + 1.195%), 6.70%, 11/25/26(e)	119,187
68,359	(Prime Index + 1.593%), 7.09%, 7/25/28(e)	74,859

		29,032,416

United States Department of Agriculture — 0.02%
133,883	5.38%, 10/26/22(b)	138,078

Total U.S. Government Agency Obligations		29,170,494

(Cost $29,904,223)

22

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Municipal Bonds — 3.35%
California — 0.78%
$ 915,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 5/10/19 @ 101	$919,703
1,000,000	City & County of San Francisco Affordable Housing GO, Series F, 2.39%, 6/15/26	968,530
1,675,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	1,658,401
1,000,000	City of Los Angeles Housing GO, Series A, 3.15%, 9/1/30, Callable 9/1/27 @ 100	997,630

		4,544,264

Colorado — 0.08%
450,831	Colorado Housing & Finance Authority Revenue, Series V, 3.40%, 11/1/45, (Credit Support: FHA)	449,925

District of Columbia — 0.13%
748,963	District of Columbia Housing Finance Agency Refunding Revenue, 3.24%, 3/1/49, (Credit Support: FHA)	771,971

Georgia — 0.17%
1,000,000	Atlanta Development Authority Revenue, 2.87%, 12/1/26	984,480

Illinois — 0.16%
260,000	City of Chicago Multi Family Revenue, Mercy Preservation Project, 4.55%, 8/1/26, (Credit Support: Freddie Mac), Callable 8/1/20 @ 100	268,429
698,605	Illinois State Housing Development Authority Revenue, Series A, 2.63%, 3/1/48, (Credit Support: FHA)	679,973

		948,402

Massachusetts — 0.16%
160,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.51%, 6/1/19	159,886
575,000	Massachusetts Housing Finance Agency Revenue, Series 170, 2.61%, 12/1/19	574,023
205,000	Massachusetts Housing Finance Agency Revenue, Series 170, 3.09%, 6/1/20	205,656

		939,565

Minnesota — 0.08%
491,686	City of Minnetonka Housing Revenue, Series A, 3.00%, 11/1/34, (Credit Support: Fannie Mae)	497,665

23

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Missouri — 0.72%
$4,093,602	Missouri Housing Development Commission Revenue, Series 1, 3.75%, 3/1/42, (Credit Support: FHA), Callable 3/1/25 @ 100	$4,193,281

New York — 0.91%
400,000	New York City Housing Development Corp. Revenue, Series G, 1.93%, 11/1/21	393,056
170,000	New York City Housing Development Corp. Revenue, Series G, 2.04%, 5/1/22	167,056
100,000	New York City Housing Development Corp. Revenue, Series G, 2.14%, 11/1/22	98,107
200,000	New York City Housing Development Corp. Revenue, Series G, 2.37%, 5/1/24	194,256
40,000	New York City Housing Development Corp. Revenue, Series G, 2.47%, 11/1/24	38,788
300,000	New York City Housing Development Corp. Revenue, Series G, 2.62%, 5/1/26, Callable 11/1/25 @ 100	287,397
500,000	New York City Housing Development Corp. Revenue, Series B, 3.56%, 11/1/26, Callable 2/1/26 @ 100	506,725
1,000,000	New York City Housing Development Corp. Revenue, Series B, 3.61%, 11/1/27, Callable 2/1/26 @ 100	1,011,750
500,000	New York City Housing Development Corp. Revenue, State of New York Mortgage Agency, 3.33%, 2/1/28, (Credit Support: SONYMA), Callable 8/1/25 @ 100	501,110
500,000	New York City Housing Development Corp. Revenue, Series B, 3.81%, 11/1/29, Callable 2/1/26 @ 100	510,120
595,000	New York State Housing Finance Agency Revenue, Series A, 4.50%, 11/15/27, Callable 5/10/19 @ 100	595,791
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, Callable 5/10/19 @ 100	1,012,600

		5,316,756

Vermont — 0.02%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	99,935

Washington — 0.14%
800,000	City of Seattle WA GO, Series B, 3.38%, 12/1/28, Callable 12/1/27 @ 100	823,016

Total Municipal Bonds		19,569,260

(Cost $19,337,056)

24

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 0.29%
Consumer, Non-cyclical — 0.07%
$ 390,000	Montefiore Medical Center, 2.15%, 10/20/26	$381,779

Financial — 0.22%
1,250,000	Century Housing Corp., 4.00%, 11/1/21	1,279,325

Total Corporate Bonds		1,661,104

(Cost $1,640,000)

Shares
Investment Company — 0.14%
826,248	U.S. Government Money Market Fund, RBC Institutional Class 1(f)	826,248

Total Investment Company		826,248

(Cost $826,248)

Total Investments		$582,028,084
(Cost $584,952,567)(g) — 99.74%
Other assets in excess of liabilities — 0.26%		1,500,853

NET ASSETS — 100.00%		$583,528,937

(a)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2019.
(f)	Affiliated investment.
(g)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

25

SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

March 31, 2019 (Unaudited)

Financial futures contracts as of March 31, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
30 Year U.S. Ultra Treasury Bond	15	June 2019	$(89,531)	USD	$2,520,000	Barclays Capital Group

Total			$(89,531)

Abbreviations used are defined below:

FHA - Insured by Federal Housing Administration

GO - General Obligations

USD - United States Dollar

See Notes to the Financial Statements.

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund

March 31, 2019 (Unaudited)

Principal Amount		Value
U.S. Government Agency Backed Mortgages — 53.05%
Fannie Mae — 35.39%
$ 400,000	(TBA), 4.00%, 4/1/49	$411,364
1,425,000	(TBA), 3.00%, 4/1/49	1,418,275
1,080,000	(TBA), 3.50%, 4/1/49	1,094,472
92,911	Pool #468942, 4.67%, 9/1/26	102,369
131,273	Pool #471274, 2.86%, 5/1/22	132,299
92,769	Pool #AM4271, 4.41%, 9/1/28	101,496
147,214	Pool #AM4668, 3.76%, 11/1/23	154,225
138,679	Pool #AM4724, 3.95%, 11/1/25	147,810
236,435	Pool #AM9592, 2.97%, 1/1/23	238,604
50,000	Pool #AN0360, 3.95%, 12/1/45	53,175
95,359	Pool #AN1381, 2.56%, 8/1/26	94,166
50,000	Pool #AN6149, 3.14%, 7/1/32	49,283
98,032	Pool #AN7868, 3.06%, 12/1/27	99,089
98,193	Pool #AN8300, 3.03%, 2/1/30	98,079
99,071	Pool #AN8422, 3.71%, 4/1/33	103,815
100,000	Pool #AN8458, 2.97%, 2/1/25	101,386
247,887	Pool #AN9483, 3.43%, 6/1/28	256,690
87,263	Pool #BJ0657, 4.00%, 2/1/48	89,759
97,095	Pool #BJ2670, 4.00%, 4/1/48	99,872
96,582	Pool #BJ3178, 4.00%, 11/1/47	100,666
98,192	Pool #BJ3251, 4.00%, 1/1/48	101,465
98,207	Pool #BJ4987, 4.00%, 3/1/48	101,686
98,144	Pool #BJ4993, 3.50%, 2/1/48	99,837
98,433	Pool #BJ5158, 4.00%, 4/1/48	101,249
98,212	Pool #BJ9439, 4.00%, 2/1/48	101,223
98,484	Pool #BJ9477, 4.00%, 4/1/48	101,931
149,127	Pool #BK7924, 4.00%, 11/1/48	153,393
99,852	Pool #BL1459, 3.84%, 2/1/29	106,515
250,000	Pool #BL1581, 3.89%, 2/1/29	267,311
87,744	Pool #CA1066, 4.00%, 1/1/48	90,669
96,628	Pool #CA1068, 3.50%, 1/1/48	98,071
149,168	Pool #CA2595, 4.50%, 11/1/48	155,448
148,673	Pool #CA2597, 4.00%, 11/1/48	152,925
149,369	Pool #CA2912, 4.00%, 12/1/48	154,279
299,611	Pool #CA3132, 4.00%, 2/1/49	308,238
299,638	Pool #CA3174, 4.00%, 2/1/49	308,259

		7,349,393

Freddie Mac — 14.57%
250,000	(LIBOR USD 1-Month + 0.540%), 3.03%, 12/25/28(a)	250,000
149,152	Pool #Q59453, 4.00%, 11/1/48	153,543
98,326	Pool #V84044, 4.00%, 1/1/48	101,689
98,889	Pool #V84506, 4.00%, 7/1/48	101,821
99,369	Pool #V84836, 4.00%, 11/1/48	102,413
199,578	Pool #V85041, 4.50%, 1/1/49	208,704
299,629	Pool #V85181, 4.00%, 2/1/49	308,831

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 299,689	Pool #V85264, 3.50%, 3/1/49	$303,983
300,000	Pool #V85351, 4.00%, 3/1/49	309,214
455,150	Pool #V85365, 3.50%, 4/1/49	461,672
428,717	Pool #V85381, 3.50%, 4/1/49	434,860
94,519	Series 2018-SB45, Class A10F, 3.16%, 11/25/27(b)	94,963
95,613	Series 2018-SB47, Class A10F, 3.35%, 1/25/28(b)	96,616
96,102	Series 2018-SB48, Class A10F, 3.37%, 2/25/28(b)	97,766
		3,026,075

FRESB Mortgage Trust — 1.23%
249,804	Series 2019-SB59, Class A10F, 3.47%, 1/25/29(b)	255,888

Ginnie Mae — 1.86%
97,821	Pool #BB3740, 4.00%, 11/15/47	101,246
98,421	Pool #BE3008, 4.00%, 4/20/48	101,883
90,719	Series 2018-2, Class AD, 2.40%, 3/16/59	87,197
97,392	Series 2018-26, Class AD, 2.50%, 3/16/52	94,724
		385,050

Total U.S. Government Agency Backed Mortgages		11,016,406
(Cost $10,916,880)

U.S. Treasury Obligations — 27.68%
U.S. Treasury Bonds — 12.36%
1,030,000	3.00%, 8/15/48	1,066,626
930,000	3.50%, 2/15/39	1,053,741
150,000	5.25%, 2/15/29	187,035
200,000	5.38%, 2/15/31	259,953
		2,567,355
U.S. Treasury Notes — 15.32%
700,000	1.13%, 3/31/20	691,374
400,000	1.88%, 4/30/22	395,700
350,000	2.13%, 5/15/25	346,296
750,000	2.13%, 9/30/21	747,579
1,000,000	2.25%, 3/31/21	999,507
		3,180,456

Total U.S. Treasury Obligations		5,747,811
(Cost $5,658,033)

Corporate Bonds — 16.34%
Communications — 1.58%
150,000	Verizon Communications, Inc., 3.88%, 2/8/29	153,904
175,000	Vodafone Group Plc, 5.25%, 5/30/48	174,659
		328,563

Consumer, Non-cyclical — 8.72%
275,000	Amgen, Inc., 3.20%, 11/2/27	269,549

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$300,000	Becton Dickinson and Co., 3.36%, 6/6/24	$300,105
100,000	Celgene Corp., 3.25%, 8/15/22	101,025
150,000	EMD Finance LLC, 2.95%, 3/19/22(c)	149,277
150,000	GlaxoSmithKline Capital Plc, 2.88%, 6/1/22	150,702
225,000	GlaxoSmithKline Capital, Inc., 3.38%, 5/15/23	230,335
150,000	Mead Johnson Nutrition Co., 4.13%, 11/15/25	159,299
250,000	Medtronic, Inc., 3.50%, 3/15/25	257,580
200,000	Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	193,400
		1,811,272
Financial — 2.19%
250,000	Century Housing Corp., 4.00%, 11/1/21	255,865
200,000	Kreditanstalt fuer Wiederaufbau, 2.00%, 9/29/22	197,780
		453,645
Technology — 0.97%
200,000	Apple, Inc., 2.85%, 2/23/23	201,974

Utilities — 2.88%
250,000	Avangrid, Inc., 3.15%, 12/1/24	246,932
150,000	MidAmerican Energy Co., 3.10%, 5/1/27	150,170
200,000	Xcel Energy, Inc., 3.30%, 6/1/25	201,396
		598,498

Total Corporate Bonds		3,393,952
(Cost $3,302,532)
Municipal Bonds — 9.79%
California — 2.43%
135,000	City & County of San Francisco Housing GO, 2.82%, 6/15/24	136,450
100,000	City of Los Angeles Housing GO, Series A, 2.95%, 9/1/28, Callable 9/1/27 @ 100	99,009
100,000	City of Sunnyvale Wastewater Revenue Series A, 3.20%, 4/1/26	101,582
50,000	County of Alameda Housing GO, Series A, 2.56%, 8/1/20	50,002
100,000	San Francisco City & County Public Utilities Commission Wastewater Rev. Revenue, 5.40%, 10/1/28	118,133
		505,176
Colorado — 0.24%
50,000	Denver City & County School District No 1 GO, Series B, 2.99%, 12/1/24, (Credit Support: State Aid Withholding)	50,864

Georgia — 0.72%
75,000	Atlanta Urban Residential Finance Authority Revenue, Series A, 2.39%, 12/1/22	74,633
75,000	Macon-Bibb County Urban Development Authority Revenue, Series A, 3.00%, 12/1/24, (Credit Support: County Guaranteed)	74,810
		149,443

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Iowa — 0.49%
$100,000	Northeast Iowa Community College GO, Series N, 3.45%, 6/1/26, Callable 6/1/24 @ 100	$ 103,074

Michigan — 0.45%
95,000	Marquette Brownfield Redevelopment Authority Revenue, 3.05%, 5/1/27, (Credit Support: Municipal Government Guaranteed), Callable 5/1/26 @ 100	93,631

Missouri — 0.49%
100,000	Riverview Gardens School District GO, Series B, 3.15%, 4/1/22, (Credit Support: State Aid Dir Dep)	101,382

New Jersey — 1.24%
150,000	Mercer County Improvement Authority Revenue, Series A, 4.90%, 9/15/27, (Credit Support: County Guaranteed), Callable 9/15/21 @ 100	156,801
100,000	Township of Brick GO, Series B, 3.00%, 9/1/22	100,167
		256,968
Ohio — 0.65%
130,000	City of Cincinnati Revenue, Series C, 3.95%, 11/1/28	134,248

Oregon — 0.44%
90,000	State of Oregon GO, Series B, 2.77%, 5/1/23	90,935

Pennsylvania — 1.42%
185,000	City of Philadelphia PA Water & Wastewater Revenue Revenue, Series A, 3.55%, 10/1/28	189,183
100,000	Redevelopment Authority of the City of Philadelphia Revenue, 4.50%, 11/1/31, Callable 11/1/28 @ 100	105,946
		295,129

Texas — 0.74%
150,000	State of Texas GO, Series B, 3.13%, 8/1/22	153,285

Vermont — 0.48%
100,000	Vermont Housing Finance Agency Revenue, 3.45%, 11/1/29	99,935

Total Municipal Bonds		2,034,070
(Cost $2,007,331)

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 2.87%
Luxembourg — 2.87%
$300,000	European Investment Bank, 2.13%, 4/13/26	$293,796
300,000	European Investment Bank, 2.50%, 10/15/24	301,959
		595,755

Total Foreign Government Bonds		595,755

(Cost $585,267)
U.S. Government Agency Obligations — 2.36%
Small Business Administration — 2.36%
87,365	(Prime Index - 2.500%), 3.00%, 2/25/28(d)	86,979
98,733	(Prime Index - 0.675%), 4.83%, 9/25/43(d)	105,679
94,312	(Prime Index + 0.634%), 6.13%, 3/25/43(d)	105,299
84,950	(Prime Index + 0.700%), 6.20%, 2/25/28(d)	91,292
92,817	(Prime Index + 0.975%), 6.48%, 11/25/28(d)	101,551
		490,800

Total U.S. Government Agency Obligations		490,800

(Cost $497,898)

Asset Backed Securities — 0.48%
100,000	Tesla Auto Lease Trust, Series 2018-A, Class C, 2.97%, 4/20/20(c)	99,536
Total Asset Backed Securities		99,536
(Cost $100,000)

Shares
Investment Company — 4.49%
931,464	U.S. Government Money Market Fund, RBC Institutional Class 1(e)	931,464

Total Investment Company		931,464
(Cost $931,464)

Total Investments		$24,309,794
(Cost $23,999,405)(f) — 117.06%

Liabilities in excess of other assets — (17.06)%		(3,542,559)
NET ASSETS — 100.00%		$20,767,235

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Impact Bond Fund (cont.)

March 31, 2019 (Unaudited)

(a)	Floating rate note. Rate shown is as of report date.

(b)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(c)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2019.

(e)	Affiliated investment.

(f)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Financial futures contracts as of March 31, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Five Year U.S. Treasury Note	4	June 2019	$ (4,031)	USD	$ 463,313	Barclays Capital Group
Ten Year Ultra U.S. Treasury Bonds	8	June 2019	(20,750)	USD	1,062,250	Barclays Capital Group

Total			$(24,781)

Abbreviations used are defined below:

GO - General Obligations

LIBOR - London Interbank Offered Rate

TBA - To-be-announced

USD - United States Dollar

See Notes to the Financial Statements.

32

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $584,126,319 and $23,067,941, respectively)	$581,201,836	$23,378,330
Affiliated investments (cost $826,248 and $931,464, respectively)	826,248	931,464
Cash	—	23,156
Cash at broker for financial future contracts	220,569	128,773
Interest and dividend receivable	1,948,658	98,656
Receivable from advisor	—	19,160
Receivable for capital shares issued	369,051	125
Receivable for investments sold	571,549	761,183
Prepaid expenses and other assets	48,164	36,303

Total Assets	585,186,075	25,377,150

Liabilities:
Foreign withholding tax payable	—	3,326
Distributions payable	682,937	—
Payable for capital shares redeemed	131,339	5,206
Payable for investments purchased	441,916	4,550,533
Unrealized depreciation on futures contracts	89,531	24,781
Accrued expenses and other payables:
Investment advisory fees	162,257	—
Accounting fees	8,717	4,183
Audit fees	21,151	17,056
Trustees’ fees	2,094	—
Distribution fees	5,059	—
Custodian fees	6,404	129
Shareholder reports	500	738
Shareholder servicing fees	16,186	—
Transfer agent fees	46,967	3,316
Other	42,080	647

Total Liabilities	1,657,138	4,609,915

Net Assets	$583,528,937	$20,767,235

Net Assets Consists of:
Capital	$630,793,645	$20,561,873
Accumulated earnings (loss)	(47,264,708)	205,362

Net Assets	$583,528,937	$20,767,235

33

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2019 (Unaudited)

	Access Capital Community Investment Fund		RBC Impact Bond Fund
Net Assets
Class A		$19,118,534	$	N/A
Class I		564,400,298		5,925,057
Class IS		10,105		N/A
Class R6		N/A		14,842,178

Total		$583,528,937		$20,767,235

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		2,169,089		N/A
Class I		64,065,633		600,947
Class IS		1,147		N/A
Class R6		N/A		1,504,293

Total		66,235,869		2,105,240

Net Asset Values and Redemption Prices Per Share:
Class A		$8.81	$	N/A

Class I		$8.81		$9.86

Class IS		$8.81	$	N/A

Class R6	$	N/A		$9.87

Maximum Offering Price Per Share:
Class A		$9.15	$	N/A

Maximum Sales Charge - Class A		3.75%		N/A

See Notes to the Financial Statements.

34

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

	Access Capital Community Investment Fund	RBC Impact Bond Fund
Investment Income:
Interest income	$9,411,056	$ 146,605
Dividend income - affiliated	59,643	26,086

Total Investment Income	9,470,699	172,691
Expenses:
Investment advisory fees	1,386,285	19,471
Distribution fees–Class A	25,139	—
Accounting fees	90,696	15,327
Audit fees	24,694	18,334
Custodian fees	22,065	884
Insurance fees	4,239	2,688
Legal fees	35,681	2,664
Registrations and filing fees	22,381	5,145
Shareholder reports	31,523	15,216
Transfer agent fees–Class A	29,813	—
Transfer agent fees–Class I	90,143	1,732
Transfer agent fees–Class IS	5,418	—
Transfer agent fees–Class R6	—	1,536
Trustees’ fees and expenses	27,828	158
Interest expense	421,358	—
Shareholder services administration fees–Class I	16,186	—
Tax expense	1,928	1,881
Offering fees	—	32,111
Other fees	7,077	825

Total expenses before fee waiver/reimbursement	2,242,454	117,972
Expenses waived/reimbursed by:
Advisor	(53,358)	(94,867)

Net expenses	2,189,096	23,105

Net Investment Income	7,281,603	149,586

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(2,113,661)	1,302
Futures contracts	(16,125)	31,910

Net realized gains/(losses)	(2,129,786)	33,212
Net change in unrealized appreciation/(depreciation) on:
Investments	15,651,436	389,525
Futures contracts	(160,312)	(14,891)

Net unrealized gains	15,491,124	374,634

Change in net assets resulting from operations	$20,642,941	$557,432

See Notes to the Financial Statements.

35

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Access Capital Community Investment Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment income	$7,281,603	$14,815,477
Net realized losses from investments and futures contracts	(2,129,786)	(2,611,144)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	15,491,124	(23,888,013)

Change in net assets resulting from operations	20,642,941	(11,683,680)

Distributions to Shareholders:
Class A	(247,923)	(557,951)
Class I	(7,750,836)	(15,827,423)
Class IS	(16)	—
From return of capital:
Class A	—	(4,421)
Class I	—	(125,416)

Change in net assets resulting from shareholder distributions	(7,998,775)	(16,515,211)

Capital Transactions:
Proceeds from shares issued	23,419,932	133,846,780
Distributions reinvested	3,978,054	8,373,194
Cost of shares redeemed	(47,363,028)	(167,067,211)

Change in net assets resulting from capital transactions	(19,965,042)	(24,847,237)

Net decrease in net assets	(7,320,876)	(53,046,128)
Net Assets:
Beginning of period	590,849,813	643,895,941

End of period	$583,528,937	$590,849,813

Share Transactions:
Issued	2,710,069	15,076,932
Reinvested	458,473	953,925
Redeemed	(5,489,999)	(18,878,714)

Change in shares resulting from capital transactions	(2,321,457)	(2,847,857)

See Notes to the Financial Statements.

36

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC Impact Bond Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018(a)
From Investment Activities
Operations:
Net investment income	$149,586	$90,435
Net realized gains/(losses) from investments and futures contracts	33,212	(109,000)
Net change in unrealized appreciation/(depreciation) on investments and futures contracts	374,634	(89,026)

Change in net assets resulting from operations	557,432	(107,591)

Distributions to Shareholders:
Class I	(45,847)	(46,894)
Class R6	(106,122)	(45,608)

Change in net assets resulting from shareholder distributions	(151,969)	(92,502)

Capital Transactions:
Proceeds from shares issued	15,145,865	5,185,990
Distributions reinvested	151,969	92,502
Cost of shares redeemed	(12,362)	(2,099)

Change in net assets resulting from capital transactions	15,285,472	5,276,393

Net increase in net assets	15,690,935	5,076,300
Net Assets:
Beginning of period	5,076,300	—

End of period	$20,767,235	$5,076,300

Share Transactions:
Issued	1,562,440	519,130
Reinvested	15,632	9,522
Redeemed	(1,266)	(217)

Change in shares resulting from capital transactions	1,576,806	528,435

(a) For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

See Notes to the Financial Statements.

37

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/19 (Unaudited)	$8.62	0.10	0.20	0.30	(0.11)	(0.11)	$8.81
Year Ended 9/30/18	9.02	0.18	(0.37)	(0.19)	(0.21)	(0.21)	8.62
Year Ended 9/30/17	9.26	0.18	(0.20)	(0.02)	(0.22)	(0.22)	9.02
Year Ended 9/30/16	9.25	0.22	0.03	0.25	(0.24)	(0.24)	9.26
Year Ended 9/30/15	9.27	0.24	0.01	0.25	(0.27)	(0.27)	9.25
Year Ended 9/30/14	9.28	0.27	0.02	0.29	(0.30)	(0.30)	9.27
Class I
Six Months Ended 3/31/19 (Unaudited)	$8.62	0.11	0.20	0.31	(0.12)	(0.12)	$8.81
Year Ended 9/30/18	9.02	0.21	(0.37)	(0.16)	(0.24)	(0.24)	8.62
Year Ended 9/30/17	9.25	0.21	(0.19)	0.02	(0.25)	(0.25)	9.02
Year Ended 9/30/16	9.24	0.25	0.03	0.28	(0.27)	(0.27)	9.25
Year Ended 9/30/15	9.26	0.27	0.01	0.28	(0.30)	(0.30)	9.24
Year Ended 9/30/14	9.27	0.31	0.01	0.32	(0.33)	(0.33)	9.26
Class IS
Period Ended 3/31/19 (Unaudited)(b)	$8.74	0.01	0.07	0.08	(0.01)	(0.01)	$8.81

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from March 11, 2019, (commencement of operations) to March 31, 2019.

38

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund
(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets After Fees Waived/ Reimbursed and Excluding Interest Expense	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/19 (Unaudited)	3.47%(c)	$19,119	1.08%(d)(e)	0.93%(d)	2.21%(d)	1.27%(d)	5%
Year Ended 9/30/18	(2.12)%	22,258	1.06%	0.95%	2.10%	1.20%	20%
Year Ended 9/30/17	(0.24)%	24,568	0.99%	0.95%	2.01%	1.09%	17%
Year Ended 9/30/16	2.74%	21,269	1.01%	0.95%	2.33%	1.10%	13%
Year Ended 9/30/15	2.69%	21,135	1.00%	0.95%	2.55%	1.06%	23%
Year Ended 9/30/14	3.26%	19,454	1.01%	0.95%	2.91%	1.06%	10%
Class I
Six Months Ended 3/31/19 (Unaudited)	3.63%(c)	$564,400	0.75%(d)(e)	0.60%(d)	2.55%(d)	0.76%(d)	5%
Year Ended 9/30/18	(1.79)%	568,592	0.73%	0.61%	2.44%	0.73%	20%
Year Ended 9/30/17	0.23%	619,328	0.63%	0.58%	2.38%	0.64%	17%
Year Ended 9/30/16	3.12%	578,891	0.64%	0.58%	2.67%	0.64%	13%
Year Ended 9/30/15	2.95%	511,106	0.63%	0.58%	2.91%	0.63%	23%
Year Ended 9/30/14	3.76%	478,605	0.65%	0.58%	3.34%	0.65%	10%
Class IS
Period Ended 3/31/19 (Unaudited)(f)	3.74%(c)	$10	0.40%(d)	0.39%(d)	2.71%(d)	984.44%(d)	5%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

39

FINANCIAL HIGHLIGHTS

Access Capital Community Investment Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)

Beginning March 11, 2019, the net operating expenses were contractually limited to 0.80% and 0.45% for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended March 31, 2019.

(f)	For the period from March 11, 2019, (commencement of operations) to March 31, 2019.

See Notes to the Financial Statements.

40

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 3/31/19 (Unaudited)	$ 9.61	0.13	0.25	0.38	(0.13)	(0.13)	$9.86
Period Ended 9/30/18(b)	10.00	0.17	(0.38)	(0.21)	(0.18)	(0.18)	9.61
Class R6
Six Months Ended 3/31/19 (Unaudited)	$ 9.61	0.13	0.26	0.39	(0.13)	(0.13)	$9.87
Period Ended 9/30/18(b)	10.00	0.18	(0.39)	(0.21)	(0.18)	(0.18)	9.61

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

41

FINANCIAL HIGHLIGHTS

RBC Impact Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class I
Six Months Ended 3/31/19 (Unaudited)	3.98%(c)	$ 5,925	0.45%(d)	2.65%(d)	2.22%(d)	126%
Period Ended 9/30/18(e)	(2.14)%	2,630	0.45%	2.29%	3.82%	329%
Class R6
Six Months Ended 3/31/19 (Unaudited)	4.11%(c)	$14,842	0.40%(d)	2.71%(d)	2.08%(d)	126%
Period Ended 9/30/18(e)	(2.10)%	2,447	0.40%	2.33%	3.70%	329%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 18, 2017 (commencement of operations) to September 30, 2018.

See Notes to the Financial Statements.

42

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). The predecessor fund for the Access Capital Community Investment Fund was reorganized into a series of the Trust, effective July 28, 2008.This report includes the following two investment portfolios (each a “Fund” and collectively, the “Funds”):

- Access Capital Community Investment Fund

- RBC Impact Bond Fund (“Impact Bond Fund”)

The Access Capital Community Investment Fund offers three share classes: Class A, Class I and Class IS shares. The Impact Bond Fund offers two share classes: Class I and Class R6 shares. Class A shares are offered with a 3.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I, Class IS and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US or its affiliates.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

43

NOTES TO FINANCIAL STATEMENTS

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Mortgage-related securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property and include pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. Government agencies or instrumentalities, or private issuers, including commercial banks, savings and loan institutions, private mortgage insurance bankers and other secondary market issuers. These mortgage-related securities are generally valued by pricing services that use broker-dealer quotations or valuation estimates from their internal pricing models. These pricing models generally consider such factors as current market data, estimated cash flows, market-based yield spreads, and estimated prepayment rates. Securities valued using such techniques and inputs are generally categorized as Level 2 in the fair value hierarchy. To the extent significant inputs are unobservable, the securities will be categorized as Level 3.

Exchange-traded futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded and are categorized as Level 1 in the fair value hierarchy. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of

44

NOTES TO FINANCIAL STATEMENTS

pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

45

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Access Capital Community Investment Fund
Assets:
Investments in Securities
Municipal Bonds	$—	$19,569,260	$—	$19,569,260
U.S. Government Agency Backed Mortgages	—	530,800,978	—	530,800,978
U.S. Government Agency Obligations	—	29,087,179	83,315	29,170,494
Investment Company	826,248	—	—	826,248
Corporate Bonds	—	1,661,104	—	1,661,104

Total Assets	$826,248	$581,118,521	$83,315	$582,028,084

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(89,531)	$—	$—	$(89,531)

Impact Bond Fund
Assets:
Investments in Securities
Municipal Bonds	—	2,034,070	—	2,034,070
U.S. Treasury Obligations	—	5,747,811	—	5,747,811
U.S. Government Agency Backed Mortgages	—	11,016,406	—	11,016,406
U.S. Government Agency Obligations	—	490,800	—	490,800
Asset Backed Securities	—	99,536	—	99,536
Foreign Government Bonds	—	595,755	—	595,755
Investment Company	931,464	—	—	931,464
Corporate Bonds	—	3,393,952	—	3,393,952

Total Assets	$931,464	$23,378,330	$—	$24,309,794

Liabilities:
Other Financial Instruments*
Financial futures contracts	$(24,781)	$—	$—	$(24,781)

*Other financial instruments are futures contracts which are reflected in the Schedule of Portfolio Investments and are shown at the unrealized appreciation/(depreciation) on the contracts and reverse repurchase agreements which are reflected in the Schedule of Portfolio Investments and shown in the Statement of Assets and Liabilities at their par value plus accrued interest.

During the period ended March 31, 2019, the Funds recognized no transfers to/from Level 1 or 2. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

46

NOTES TO FINANCIAL STATEMENTS

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Access Capital Community Investment Fund
U.S. Government Agency Obligations– (Small Business Administration)
Balance as of 9/30/18(value)	$140,745
Change in unrealized appreciation (depreciation)	(57,430)

Balance as of 3/31/19(value)	$83,315

The Access Capital Community Investment Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile, prepayments and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at March 31, 2019	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
U.S. Government Agency Obligations (Small Business Administration)	$83,315	Discounted Cash Flow	Yield (Discount Rate of Cash Flows) Constant Default Rate Amortization Rate	5.23%-5.84%(5.59%) 0.00%(0.00%) 0.0034-0.0036(0.0034)

Financial Instruments:

Reverse Repurchase Agreements:

To obtain short-term financing, the Access Capital Community Investment Fund entered into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral.

As of March 31, 2019 there were no open reverse Repurchase Agreements.

Reverse repurchase transactions are entered into by the Fund under Master Repurchase Agreements (“MRA”), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. With reverse repurchase transactions, typically the Fund and the counterparties are permitted to sell, repledge, or use the collateral associated with the transaction. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives or posts securities as collateral with a market value in excess of the repurchase price to be received or paid by the Fund upon the maturity of the transaction. Upon a bankruptcy or insolvency

47

NOTES TO FINANCIAL STATEMENTS

of the MRA counterparty, the Fund is considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

In the event the buyer of securities under a MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments:

The Funds may enter into TBA commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current value of the underlying securities, according to the procedures described under “Security Valuation”. As of March 31, 2019, the the Impact Bond Fund had outstanding TBA commitments.

Mortgage Backed Securities:

Because the Funds will focus on community development investments, such as securities backed by commercial and/or residential mortgage loans, it will be affected by risks not typically associated with funds that do not specialize in community development investments. These risks include credit and prepayment risk and risk due to default on underlying loans within a security. Changes in economic conditions, including delinquencies and/or defaults or assets underlying these securities, can affect the value, income and/or liquidity of such positions.

In addition, the Access Capital Community Investment Fund invests in certain mortgage backed securities that qualify under the Community Reinvestment Act of 1977 (“CRA”) in which the Fund may pay a premium for the geographically or other targeted nature of the securities. There can be no guarantee, however, that a similar premium will be received if the security is sold by the Fund.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. The Funds may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Funds. Derivatives allow the Funds to manage their risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.
Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates,

48

NOTES TO FINANCIAL STATEMENTS

exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures and U.S. Treasury Notes futures during the period ended March 31, 2019.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2019.

Liability Derivatives

	Access Capital Community	Impact
	Investment Fund	Bond Fund
Interest Rate Risk:
Unrealized depreciation on futures contracts	$89,531	$24,781

Total	$89,531	$24,781

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2019 is as follows:
Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net realized Gain/(Loss) From:
Interest Rate Risk:
Financial futures contracts	$(16,125)	$31,910

Total	$(16,125)	$31,910

Derivative Instruments Categorized by Risk Exposure	Access Capital Community Investment Fund	Impact Bond Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Interest Rate Risk:
Financial futures contracts	$(160,312)	$(14,891)

Total	$(160,312)	$(14,891)

For the period ended March 31, 2019, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Access Capital Community Investment Fund	Impact Bond Fund
Futures long position (contracts)	8	9
Futures short position (contracts)	8	8

49

NOTES TO FINANCIAL STATEMENTS

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

With exchange-traded futures, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Affiliated Investments:

The Funds invest in other Funds of the Trust (an “Affiliated Fund”). The Funds invest in U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value September 30, 2018	Purchases	Sales	Value March 31, 2019	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
Access Capital Community Investment Fund	$3,043,974	$109,115,401	$111,333,127	$826,248	$59,643
Impact Bond Fund	792,474	15,203,560	15,064,570	931,464	26,086

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method. Paydown gains and losses on mortgage- and asset-backed securities are included in the financial statements as interest income.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of

50

NOTES TO FINANCIAL STATEMENTS

the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared daily and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., reclassification of paydown gains and losses, and expiring capital loss carryforward), they are reclassified within a Fund’s capital account based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Access Capital Community Investment Fund *	0.35%
Impact Bond Fund	0.35%

* Prior to March 11, 2019, the annual advisory fee rate for Access Capital Community Investment Fund was 0.50%.

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class IS Annual Rate	Class R6 Annual Rate
Access Capital Community Investment Fund *	0.80%	0.45%	0.40%	N/A
Impact Bond Fund	N/A	0.45%	N/A	0.40%

* Prior to March 11, 2019, the annual rates for Access Capital Community Investment Fund under the expense limitation agreement were 0.95% for Class A and 0.70% for Class I.

This expense limitation agreement is in place until January 31, 2020, (January 31, 2021 for Class IS) and shall continue for additional one-year terms unless terminated by either party at any time. Each Fund will carry forward, for a period not to exceed 12 months (3 years for Impact Bond Fund) from the date on which a waiver or reimbursement is made by RBC GAM-US, any expenses in excess of the expense limitation and repay RBC GAM-US such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

51

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2019, the amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/18	FYE 9/30/19	Total
Access Capital Community Investment Fund	$21,355	$49,183	$70,538
Impact Bond Fund	74,726	93,090	167,816

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such programs are not subject to recoupment.

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2019, the amount waived was $4,175 and $1,778 for Access Capital Community Investment Fund and Impact Bond Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statement of Operations.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services contract, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by each Fund based in part on each Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operation.

RBC GAM-US also provides certain CRA-related administrative services to Class I shareholders of Access Capital Community Investment Fund pursuant to a Special Administrative Services Agreement with the Trust. Effective March 11, 2019, in consideration for such services and the assumption of related expenses, RBC GAM-US receives a fee of 0.05% of the average daily net assets of Class I shares of the Fund.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $58,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of -pocket expenses relating to attendance at such meetings. These amounts are included in the Statements of Operations in “Trustee’ fees”.

In conjunction with the launch of the Impact Bond Fund and the launch of Class IS shares of the Access Capital Community Investment Fund, the Advisor invested seed capital in each Fund to provide the Fund or share class with its initial investment assets. The table below shows, as of March 31, 2019, the Fund’s net assets, the shares (if any) of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Access Capital Community Investment Fund	$583,528,937	1,147	0.0%
Impact Bond Fund	$20,767,235	516,209	24.5%

52

NOTES TO FINANCIAL STATEMENTS

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2019, there were no fees waived by the Distributor.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2019 were as follows:

	Purchases (Excl. U.S. Gov’t)	Sales (Excl. U.S. Gov’t)	Purchases of U.S. Gov’t.	Sales of U.S. Gov’t.
Access Capital Community Investment Fund	$1,250,000	$3,850,393	$26,864,936	$81,264,678
Impact Bond Fund	4,757,986	—	27,802,321	14,385,009

53

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“Shares Outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$2,341,978	$8,017,421	$—	$—
Distributions reinvested	232,526	529,876	—	—
Cost of shares redeemed	(6,146,188)	(9,760,415)	—	—

Change in Class A	$(3,571,684)	$(1,213,118)	$—	$—

Class I
Proceeds from shares issued	$21,067,954	$125,829,359	$3,145,865	$2,685,990
Distributions reinvested	3,745,512	7,843,318	45,847	46,895
Cost of shares redeemed	(41,216,840)	(157,306,796)	(12,362)	(2,099)

Change in Class I	$(16,403,374)	$(23,634,119)	$3,179,350	$2,730,786

Class IS - Capital Transactions
Class IS - Proceeds from shares issued	$10,000	$—	$—	$—
Class IS - Distributions reinvested	16	—	—	—

Total Class IS - Capital Transactions	$10,016	$—	$—	$—

Class R6
Proceeds from shares issued	$—	$—	$12,000,000	$2,500,000
Distributions reinvested	—	—	106,122	45,607

Change in Class R6	$—	$—	$12,106,122	$2,545,607

Change in net assets resulting from capital transactions	$(19,965,042)	$(24,847,237)	$15,285,472	$5,276,393

54

NOTES TO FINANCIAL STATEMENTS

	Access Capital Community Investment Fund		Impact Bond Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Period Ended September 30, 2018
SHARE TRANSACTIONS:
Class A
Issued	270,502	909,946	—	—
Reinvested	26,803	60,343	—	—
Redeemed	(709,461)	(1,111,913)	—	—

Change in Class A	(412,156)	(141,624)	—	—

Class I
Issued	2,438,422	14,166,986	323,747	269,130
Reinvested	431,668	893,582	4,726	4,828
Redeemed	(4,780,538)	(17,766,801)	(1,266)	(217)

Change in Class I	(1,910,448)	(2,706,233)	327,207	273,741

Class IS - Share Transactions
Class IS - Issued	1,145	—	—	—
Class IS - Reinvested	2	—	—	—

Total Class IS - Share Transactions	1,147	—	—	—

Class R6
Issued	—	—	1,238,693	250,000
Reinvested	—	—	10,906	4,694

Change in Class R6	—	—	1,249,599	254,694

Change in shares resulting from capital transactions	(2,321,457)	(2,847,857)	1,576,806	528,435

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years, 2015, 2016, 2017 and 2018 for Access Capital Community Investment Fund) and 2018 for Impact Bond Fund and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

55

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2019, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Access Capital Community Investment Fund	$585,024,045	$6,394,120	$(9,390,082)	$(2,995,962)
Impact Bond Fund	24,001,339	324,999	(14,609)	310,390

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax mark-to-market of derivatives.

The tax character of distributions during the year ended September 30, 2018 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Return of Capital	Total Distributions Paid
Access Capital Community Investment Fund	$16,546,723	$16,546,723	$129,837	$16,676,560
Impact Bond Fund	92,502	92,502	—	92,502

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2019.

As of September 30, 2018, the Access Capital Community Investment Fund had capital loss carryforwards for federal income tax purposes as follows:

	Capital Loss Carryforward	Expires
Access Capital Community Investment Fund	$4,011,206	2019

As of September 30, 2018, the Access Capital Community Investment Fund and the Impact Bond Fund had a short-term capital loss carryforward of $9,847,781 and $112,633 respectively, and a long-term capital loss carryforward of $14,624,091 and $8,328 respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration that are described above.

As of September 30, 2018, the Access Capital Fund had capital loss carryforwards expire in the amount of $11,587,282.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Access Capital Community Investment Fund did not have any deferred qualified late-year capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2019.

56

NOTES TO FINANCIAL STATEMENTS

8. Significant Risks

As of March 31, 2019, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Impact Bond Fund	2	45.2%

In addition, an unaffiliated shareholder owned 29.4% of the Impact Bond Fund as of March 31, 2019. Significant transactions by these shareholders may impact the Funds’ performance.

9. Regulation S-X Amendments

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statement of Assets and Liabilities, Statement of Changes in Net Assets and Notes to the Financial Statements.

Prior year distribution information and undistributed net investment income in the Statement of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended September 30, 2018 were classified as follows:

Net Investment Income
Access Capital Community Investment Fund
Class A	$ 557,951
Class I	15,827,423
Class IS	—
Impact Bond Fund
Class I	46,894
Class R6	45,608

Distributions in excess of net investment income as of September 30, 2018 is as follows:

Distributions in excess of net investment income
Access Capital Community Investment Fund	$(1,204,236)
Impact Bond Fund	0

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

57

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class I and Class R6 shares.

Class A

Class A shares of Access Capital Community Investment Fund are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Fund are currently subject to a maximum up-front sales charge of 3.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% annual 12b-1 service and distribution fee.

Class I

Class I shares are intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class IS

Class IS shares of Access Capital Community Investment Fund are available to investors who meet the $2,500 minimum initial investment requirement. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Impact Bond Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

58

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18–3/31/19	Annualized Expense Ratio During Period 10/1/18–3/31/19
Access Capital Community Investment Fund
Class A	$1,000.00	$1,034.70	$5.48	1.08%
Class I	1,000.00	1,036.30	3.81	0.75%
Class IS	1,000.00	1,004.11	0.22	0.40%
Impact Bond Fund
Class I	1,000.00	1,039.80	2.29	0.45%
Class R6	1,000.00	1,041.10	2.04	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half-year period).

59

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18-3/31/19	Annualized Expense Ratio During Period 10/1/18-3/31/19
Access Capital Community Investment Fund
Class A	$1,000.00	$1,019.55	$5.44	1.08%
Class I	1,000.00	1,021.19	3.78	0.75%
Class IS	1,000.00	1,002.52	0.22	0.40%
Impact Bond Fund
Class I	1,000.00	1,022.69	2.27	0.45%
Class R6	1,000.00	1,022.94	2.02	0.40%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half-year period).

60

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2019.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-II SAR 03-19

Semi-Annual Report For the six months ended March 31, 2019 RBC BlueBay Emerging Market Debt Fund RBC BlueBay High Yield Bond Fund RBC BlueBay Diversified Credit Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, If you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund. Global Asset Management

	RBC Funds

About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents	Portfolio Managers	1
	Performance Summary	4
	Fund Statistics
	- RBC BlueBay Emerging Market Debt Fund	6
	- RBC BlueBay High Yield Bond Fund	7
	- RBC BlueBay Diversified Credit Fund	8
	Schedule of Portfolio Investments	9
	Financial Statements
	- Statements of Assets and Liabilities	45
	- Statements of Operations	47
	- Statements of Changes in Net Assets	49
	Financial Highlights	52
	Notes to Financial Statements	60
	Share Class Information	84
	Supplemental Information	85

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor and BlueBay Asset Management LLP (“BlueBay”) serves as an investment sub-advisor to each of the Funds and BlueBay Asset Management USA LLC (“BlueBay US”) serves as an investment sub-advisor for the RBC BlueBay High Yield Bond Fund and RBC BlueBay Diversified Credit Fund. The sub-advisors are responsible for the overall management of the Funds’ portfolios. The individuals primarily responsible for the day-to-day management of the Funds’ portfolios are set forth below.

BlueBay Emerging Market Debt Fund
Polina Kurdyavko

Partner, Senior Portfolio Manager

Polina Kurdyavko is Head of the Emerging Market Corporate Debt team at BlueBay and the lead portfolio manager for the BlueBay long only and alternative emerging market corporate bond portfolios, including the RBC BlueBay Emerging Market Debt Fund and RBC BlueBay Diversified Credit Fund. Polina joined BlueBay in July 2005 from UBS where she worked as a Credit Analyst in EMEA corporate research. Her role involved secondary coverage of CEEMEA issuers and research support for primary issuance of select corporates. Prior to this, Polina was with Alliance Capital where she started as an emerging markets equity analyst and then moved on to pioneer emerging markets quantitative research at Alliance. Polina holds an MSc (Hons) in Finance from the People’s Friendship University of Russia, Moscow and is a CFA charterholder.
BlueBay High Yield Bond Fund
Justin Jewell

Co-Head of Global Leveraged Finance
Senior Portfolio Manager

Justin Jewell is Co-Head of BlueBay’s Global Leveraged Finance group. Justin joined BlueBay in April 2009, initially as Head of High Yield Trading, before moving into portfolio management at the beginning of 2012. He has over 16 years’ industry experience and spent a large part of his career at UBS where, most recently, he was Director of High Yield and Distressed Trading in Europe. Justin worked as a senior trader at MKM Longboat LLP between June and November 2008, though he returned to UBS after the fund wound down. Justin has a BSc in Economics from the London School of Economics and Political Science.
Thomas Kreuzer

Co-Head of Global Leveraged Finance
Senior Portfolio Manager

Thomas Kreuzer joined BlueBay in July 2002 and is Co-Head of BlueBay’s Global Leveraged Finance Group based in the Stamford, Connecticut, office. Prior to BlueBay, Thomas spent three years at Deutsche Bank within the Leveraged Finance and Financial Sponsor Group, in New York and London, where he was an analyst prior to being promoted to Associate in 2002. Thomas holds a BA (cum laude) from Middlebury College, USA.

PORTFOLIO MANAGERS

Tim Leary
Portfolio Manager
Tim Leary is responsible for portfolio management of the RBC BlueBay High Yield Bond Fund. Tim joined BlueBay in January 2012 as Head of Trading, North America within the Global Leveraged Finance Group based in the Stamford, Connecticut, office before being promoted to his current role in January 2017. Prior to joining BlueBay, he was a director in high yield and distressed credit trading at the Royal Bank of Scotland. Before that, Tim spent three years as an analyst on the leveraged loan trading desk at Bear Stearns & Co. Tim holds a BS in Business Administration with Finance concentration from Fordham University.
BlueBay Diversified Credit Fund

BlueBay’s “Multi-Asset Decision Group” is jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Group members are listed below.
Jean-Philippe Blua

Partner, Head of Investment Risk and Performance - Attribution

Jean-Philippe is BlueBay’s Head of Investment Risk and Performance & Attribution and joined the firm in March 2011. Jean-Philippe’s team is responsible for market, liquidity, counterparty and ESG risk across all BlueBay funds and performs independent daily monitoring of risk exposures against internal guidelines that have been defined for each strategy. Prior to joining BlueBay, Jean-Philippe was at JPMorgan Chase where he was a risk manager for emerging markets in charge of market risk for credit products and local fixed income. Prior to this, he was a proprietary trader investing in EM credit, fixed income and FX products, and before that he started his career at JPMorgan Chase as a risk analyst covering European credit markets. Jean-Philippe holds a Master’s degree in Management from Audencia School of Management, France.
Mark Dowding

Partner, Head of Developed Markets
Senior Portfolio Manager

Mark Dowding is Head of Developed Markets at BlueBay. He has over 24 years of investment experience as a macro fixed income investor and has been a senior portfolio manager at BlueBay since 2010. Prior to joining BlueBay, Mark was Head of Fixed Income in Europe for Deutsche Asset Management, a role he previously held for Invesco. He started his career as a fixed income portfolio manager at Morgan Grenfell in 1993 and holds a BA Hons in Economics from the University of Warwick.
Blair Reid

Partner, Senior Portfolio Manager

Blair Reid is a Senior Portfolio Manager leading the Multi-Asset & Income Team at BlueBay. Prior to joining BlueBay in August 2013, Blair worked for Goldman Sachs Asset Management for six years as a lead portfolio manager in the fixed income team, specializing in emerging market debt and FX. Previously he worked for Barclays Global Investors and Aon (now Aon Hewitt), where he was an investment consultant. He holds an MBA from London

PORTFOLIO MANAGERS
Business School, a Bachelor of Economics from Macquarie University in Sydney and is a Fellow of the Institute of Actuaries.
David Riley

Partner, Head of Credit Strategy

David Riley joined BlueBay in September 2013 as Head of Credit Strategy within the Chief Investment Office. He is also a member of BlueBay’s Investment and Asset Allocation Committees. Drawing on more than 20 years of applied macroeconomic, policy and sovereign credit experience, David advises and coordinates the Investment Committee macro-investment perspective. As a member of the Asset Allocation Committee, he shares responsibility for tactical asset allocation across BlueBay’s suite of multi-asset credit funds. David was previously global head of Fitch’s Sovereign and Supranational Group, responsible for more than 130 ratings of the world’s largest fixed-income issuers. Prior to Fitch, David was a senior economist at UBS Investment Bank and at HM Treasury where he advised on international economic and debt issues, including representing the UK at international debt restructuring negotiations at the Paris Club of Official Creditors. David holds an MSC from Birbeck College, University of London and a first-class degree in Economics.
Raphael Robelin

Partner, Chief Investment Officer, Head of Multi-Asset Decision Group, Senior Portfolio Manager

Raphael Robelin is Chief Investment Officer of BlueBay and is also the head of the Multi-Asset Decision Group. He has over 21 years’ investment experience and has had overall responsibility for the investment grade debt portfolios and held key portfolio management roles during his time at BlueBay. Raphael joined BlueBay in August of 2003 from Invesco where he was a portfolio manager for investment grade funds. Prior to that, he was a portfolio manager with BNP Group and Saudi International Bank. He holds a degree in Engineering (IT) and Applied Mathematics from EFREI as well as a Master’s in Management and International Finance from La Sorbonne, Paris.

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	Since Inception(a)	Net Expense Ratio(b)	Gross Expense Ratio(c)
Average Annual Total Returns as of March 31, 2019 (Unaudited)
RBC BlueBay Emerging Market Debt Fund
Class A
- Including Max Sales Charge of 4.25%	(2.82)%	3.48%	0.84%	1.60%
- At Net Asset Value	1.47%	4.98%	1.72%	2.20%	1.13%	11.41%
Class I
- At Net Asset Value	1.73%	5.19%	1.92%	2.42%	0.88%	2.18%
Class R6
- At Net Asset Value	1.73%	5.27%	2.00%	2.52%	0.84%	34.20%

JPMorgan EMBI Global Diversified Index(d)	4.21%	5.80%	5.44%	5.89%
RBC BlueBay High Yield Bond Fund
Class A
- Including Max Sales Charge of 4.25%	1.33%	4.95%	3.28%	5.55%
- At Net Asset Value	5.82%	6.49%	4.19%	6.17%	0.82%	2.82%
Class I
- At Net Asset Value	6.14%	6.84%	4.50%	6.48%	0.56%	1.49%

ICE BofAML US High Yield Index(d)	5.94%	8.69%	4.70%	7.05%
RBC BlueBay Diversified Credit Fund
Class I
- At Net Asset Value	(2.52)%	3.70%	N/A	2.25%	0.69%	1.03%
Class R6
- At Net Asset Value	(2.52)%	3.72%	N/A	2.29%	0.63%	33.95%

ICE LIBOR USD 3 Month(d)	2.49%	1.60%	N/A	1.22%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)

The inception date (commencement of operations) is November 27, 2013 for Class A shares, December 27, 2016 for Class R6 shares and November 30, 2011 for Class I shares for each Fund except RBC BlueBay Diversified Credit Fund, which is December 9, 2014 for Class I shares. The performance in the table for the Class A and Class R6 shares prior to the inception of those classes reflects the performance of the Class I shares since the Fund’s inception.

(b)	The Funds’ expenses reflect actual expenses for the most recent year end (September 30, 2018).

PERFORMANCE SUMMARY (UNAUDITED)

(c)

Effective October 2, 2017, the advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.12% for Class A, 0.87% for Class I and 0.82% for Class R6 of BlueBay Emerging Market Debt Fund and 0.69% for Class I and 0.64% for Class R6 of BlueBay Diversified Credit Fund until January 31, 2020. Effective November 1, 2017, the advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 0.82% for Class A and 0.57% for Class I of BlueBay High Yield Bond Fund until January 31, 2020.

(d)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

JPMorgan Emerging Markets Bond Index (“EMBI”) Global Diversified is a subset of the JPMorgan EMBI. The JPMorgan EMBI tracks the performance of U.S. dollar-denominated Brady bonds, Eurobonds and traded loans issued by sovereign and quasi-sovereign entities in emerging markets. The JPMorgan EMBI Global Diversified limits the weights of countries with larger debt stocks by including only a specified portion of these countries’ eligible current face amounts of debt outstanding.

The ICE BofAML US High Yield Index tracks the performance of U.S. dollar—denominated below investment grade corporate debt publicly issued in the U.S. domestic market.

The ICE LIBOR USD 3 Month is a wholesale funding rate, for three-month maturities in U.S. dollars, anchored in LIBOR panel banks’ unsecured wholesale transactions to the greatest extent possible, with a waterfall to enable a rate to be published in all market circumstances. LIBOR panel banks’ submissions are ranked by ICE Benchmark Administration, and the upper and lower quartiles are excluded to remove outliers. The relevant rate is then calculated as the trimmed arithmetic mean of the remaining submissions, rounded to five decimal places. Each LIBOR panel bank’s submission carries an equal weight, subject to the trimming.

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Emerging Market Debt Fund
Investment Objective	High level of total return consisting of income and capital appreciation.
Benchmark	JPMorgan EMBI Global Diversified Index

Asset Allocation as of 3/31/19 (% of Fund’s investments) & Top Five Industries (as of 3/31/19) (% of Fund’s net assets)	*Includes U.S. dollar denominated cash equivalent investments representing 1.51% of investments.

Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)	Argentine Republic Government International Bond, 6.88%, 1/11/48	3.63%	Bahamas Government International Bond, 6.00%, 11/21/28	1.96%
	Republic of Belarus International Bond, 6.88%, 2/28/23	2.95%	Bahrain Government International Bond, 6.00%, 9/19/44	1.75%
	ICBC Standard Bank Plc, Series eIAp, %, 4/4/19	2.33%	Qatar Government International Bond, 4.82%, 3/14/49	1.73%
	Sri Lanka Government International Bond, 6.85%, 3/14/24	2.02%	Qatar Government International Bond, 3.38%, 3/14/24	1.70%

			Argentine Republic Government International Bond, STEP, 2.50%, 12/31/38	1.63%
	Republic of Uzbekistan Bond, 4.75%, 2/20/24	1.98%

	*A listing of all portfolio holdings can be found beginning on page 9
Growth of $1,000,000 Initial Investment Since Inception (11/30/11)

The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

FUND STATISTICS (UNAUDITED)

RBC BlueBay High Yield Bond Fund
High level of total return consisting of income and capital appreciation.				Investment Objective
BofA Merrill Lynch High Yield Master II Index				Benchmark
				Asset Allocation as of 3/31/19 (% of Fund’s investments) & Top Five Industries (as of 3/31/19) (% of Fund’s net assets)

*Includes U.S. dollar denominated cash equivalent investments representing 0.86% of investments.
Momentive Performance	1.90%	CSC Holdings LLC, 7.50%, 4/1/28	1.47%	Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)
Materials, Inc., 3.88%,		Berry Global, Inc., 5.13%, 7/15/23	1.46%
10/24/21		RegionalCare Hospital Partners	1.42%
Avation Capital SA, MTN, 6.50%,	1.57%	Holdings, Inc. / LifePoint Health,
5/15/21		Inc., 9.75%, 12/1/26
Bausch Health Americas, Inc.,	1.50%	CenturyLink, Inc., Series Q,	1.38%
8.50%, 1/31/27		6.15%, 9/15/19
Churchill Downs, Inc., 5.50%,	1.50%	Fidelity & Guaranty Life Holdings,	1.37%
4/1/27		Inc., 5.50%, 5/1/25
Banff Merger Sub, Inc., 9.75%,	1.50%
9/1/26
*A listing of all portfolio holdings can be found beginning on page 20
				Growth of $1,000,000 Initial Investment Since Inception (11/30/11)
The graph reflects an initial investment of $1,000,000 over the period from November 30, 2011 (commencement of operations) to March 31, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

	FUND STATISTICS (UNAUDITED)

	RBC BlueBay Diversified Credit Fund
Investment Objective	High level of total return consisting of income and capital appreciation.
Benchmark	3-Month USD LIBOR Index

Asset Allocation as of 3/31/19 (% of Fund’s investments) & Top Five Industries (as of 3/31/19) (% of Fund’s net assets)	* Includes U.S. dollar denominated cash equivalent investments representing 7.31% of investments.
Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)	Intesa Sanpaolo SpA, 7.75%, 7/11/67	3.14%	Credit Suisse Group AG, 7.25%, 3/12/67	1.80%
	CaixaBank SA, 6.75%, 9/13/67	2.85%	Credit Agricole SA, 6.88%, 3/23/67	1.74%
	Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49	2.77%	Societe Generale SA, 6.75%, 10/6/67	1.48%
	Hellenic Republic Government Bond, 4.00%, 1/30/37	2.57%	Stichting AK Rabobank Certificaten, 6.50%, 3/29/68	1.26%
	UniCredit SpA, 6.63%, 12/3/67	2.37%
	Nationwide Building Society, Series CCDS, 10.25%, 6/20/67	2.31%
	* A listing of all portfolio holdings can be found beginning on page28

Growth of $100,000 Initial Investment Since Inception (12/9/14)
	The graph reflects an initial investment of $100,000 over the period from December 9, 2014 (commencement of operations) to March 31, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund

March 31, 2019 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 73.56%
Angola — 1.01%
$ 200,000	Angolan Government International Bond, 9.38%, 5/8/48	$216,472

Argentina — 7.53%
605,000	Argentine Republic Government International Bond, STEP, 2.50%, 12/31/38	347,875
170,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	155,156
1,055,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	775,161
120,000	Argentine Republic Government International Bond, 7.13%, 6/28/2117	88,691
150,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	118,134
150,000	Provincia de Buenos Aires/Argentina, 6.50%, 2/15/23	122,349

		1,607,366

Bahamas — 1.96%
400,000	Bahamas Government International Bond, 6.00%, 11/21/28	418,637

Bahrain — 1.75%
400,000	Bahrain Government International Bond, 6.00%, 9/19/44	372,982

Belarus — 2.95%
600,000	Republic of Belarus International Bond, 6.88%, 2/28/23	629,738

Brazil — 1.35%
310,000	Brazilian Government International Bond, 5.00%, 1/27/45	286,948

Costa Rica — 0.80%
200,000	Costa Rica Government International Bond, 5.63%, 4/30/43	171,573

Dominican Republic — 0.95%
195,000	Dominican Republic International Bond, 6.50%, 2/15/48	201,953

Ecuador — 4.36%
300,000	Ecuador Government International Bond, 7.88%, 1/23/28	286,168
200,000	Ecuador Government International Bond, 7.95%, 6/20/24	200,825
200,000	Ecuador Government International Bond, 8.88%, 10/23/27	201,500
220,000	Ecuador Government International Bond, 10.75%, 1/31/29	242,550

		931,043

Egypt — 5.00%
200,000	Egypt Government International Bond, 5.58%, 2/21/23	198,746
205,000	Egypt Government International Bond, 6.20%, 3/1/24	207,277

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 200,000	Egypt Government International Bond, 6.59%, 2/21/28	$196,226
250,000	Egypt Government International Bond, 7.60%, 3/1/29	256,735
200,000	Egypt Government International Bond, 8.70%, 3/1/49	208,262

		1,067,246

Ghana — 1.86%
200,000	Ghana Government International Bond, 8.13%, 3/26/32	199,249
200,000	Ghana Government International Bond, 8.95%, 3/26/51	198,278

		397,527

Hungary — 1.02%
138,000	Hungary Government International Bond, 5.38%, 2/21/23	149,316
62,000	Hungary Government International Bond, 5.75%, 11/22/23	68,650

		217,966

Indonesia — 1.89%
200,000	Indonesia Government International Bond, MTN, 3.85%, 7/18/27	200,069
200,000	Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24	202,530
		402,599

Iraq — 1.19%
265,000	Iraq International Bond, 5.80%, 1/15/28	254,683

Ivory Coast — 0.53%
105,000(a)	Ivory Coast Government International Bond, 5.25%, 3/22/30	112,476

Jordan — 0.92%
200,000	Jordan Government International Bond, 5.75%, 1/31/27	196,122

Lebanon — 2.07%
249,000	Lebanon Government International Bond, GMTN, 6.65%, 2/26/30	191,083
98,000	Lebanon Government International Bond, GMTN, 7.05%, 11/2/35	75,297
228,000	Lebanon Government International Bond, 7.25%, 3/23/37	175,940

		442,320

Mexico — 1.28%
265,000	Mexico Government International Bond, 4.50%, 4/22/29	273,804

Mongolia — 1.99%
200,000	Mongolia Government International Bond, 5.63%, 5/1/23	201,962
200,000	Mongolia Government International Bond, MTN, 10.88%, 4/6/21	223,099

		425,061

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Namibia — 0.95%
$ 200,000	Namibia International Bonds, 5.50%, 11/3/21	$ 203,158

Nigeria — 5.18%
215,000	Nigeria Government International Bond, 6.75%, 1/28/21	222,565
200,000	Nigeria Government International Bond, 7.14%, 2/23/30	200,460
225,000	Nigeria Government International Bond, 7.63%, 11/21/25	240,354
200,000	Nigeria Government International Bond, 8.75%, 1/21/31	220,697
200,000	Nigeria Government International Bond, 9.25%, 1/21/49	222,123

		1,106,199

Oman — 1.46%
355,000	Oman Government International Bond, 6.50%, 3/8/47	311,100

Paraguay — 0.99%
200,000	Paraguay Government International Bond, 5.00%, 4/15/26	210,217

Qatar — 6.09%
360,000	Qatar Government International Bond, 3.38%, 3/14/24	363,244
310,000	Qatar Government International Bond, 4.00%, 3/14/29	319,589
350,000	Qatar Government International Bond, 4.82%, 3/14/49	368,941
225,000	Qatar Government International Bond, 5.10%, 4/23/48	246,994

		1,298,768

Romania — 0.39%
75,000(b)	Romanian Government International Bond, 3.50%, 4/3/34	84,026

Russia — 0.95%
200,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35	203,120

Saudi Arabia — 2.13%
200,000	Saudi Government International Bond, 4.38%, 4/16/29	208,570
230,000	Saudi Government International Bond, 5.25%, 1/16/50	245,549

		454,119

South Africa — 1.91%
215,000	Republic of South Africa Government International Bond, 4.67%, 1/17/24	217,675
200,000	Republic of South Africa Government International Bond, 5.65%, 9/27/47	190,702

		408,377

Sri Lanka — 3.00%
420,000	Sri Lanka Government International Bond, 6.85%, 3/14/24	430,509
200,000	Sri Lanka Government International Bond, 7.85%, 3/14/29	209,857

		640,366

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Tunisia — 1.30%
100,000(a)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	$ 103,060
$ 200,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	174,715

		277,775

Turkey — 2.21%
200,000	Turkey Government International Bond, 4.88%, 4/16/43	148,757
200,000	Turkey Government International Bond, 5.75%, 5/11/47	158,546
200,000	Turkey Government International Bond, 6.00%, 1/14/41	163,576

		470,879

Ukraine — 2.57%
440,000	Ukraine Government International Bond, 0.00%, 5/31/40(c)	281,974
300,000	Ukraine Government International Bond, 7.38%, 9/25/32	267,376

		549,350

Uzbekistan — 2.91%
425,000	Republic of Uzbekistan Bond, 4.75%, 2/20/24	422,875
200,000	Republic of Uzbekistan Bond, 5.38%, 2/20/29	199,000

		621,875

Venezuela — 0.46%
85,000	Venezuela Government International Bond, 7.75%, 10/13/19(d)	24,012
73,800	Venezuela Government International Bond, 8.25%, 10/13/24(d)	21,587
170,000	Venezuela Government International Bond, 11.75%, 10/21/26(d)	52,700

		98,299

Zambia — 0.65%
189,000	Zambia Government International Bond, 8.97%, 7/30/27	138,692

Total Foreign Government Bonds (Cost $15,345,900)		15,702,836

Corporate Bonds — 21.03%
Argentina — 0.71%
200,000	Agua y Saneamientos Argentinos SA, 6.63%, 2/1/23	152,457

Brazil — 4.11%
200,000	Cemig Geracao e Transmissao SA, 9.25%, 12/5/24	217,000
95,000	Petrobras Global Finance BV, 5.75%, 2/1/29	94,145
170,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	165,112
155,000	Petrobras Global Finance BV, 6.90%, 3/19/49	153,063
145,000	Petrobras Global Finance BV, 7.38%, 1/17/27	159,862
75,000	Petrobras Global Finance BV, 8.75%, 5/23/26	88,613

		877,795

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
China — 1.95%
$ 200,000	China Minmetals Corp., 4.45%, 11/13/2167(e)	$200,731
200,000	CNAC HK Finbridge Co. Ltd., 5.13%, 3/14/28	215,741

		416,472

Colombia — 1.21%
249,000	Ecopetrol SA, 5.88%, 5/28/45	258,026

Ecuador — 0.92%
200,000	Petroamazonas EP, 4.63%, 11/6/20	196,500

Indonesia — 1.15%
254,000	Minejesa Capital BV, 4.63%, 8/10/30	246,063

Kazakhstan — 0.98%
200,000	KazMunayGas National Co. JSC, 5.75%, 4/19/47	209,127

Mexico — 1.51%
76,000	Petroleos Mexicanos, 5.50%, 6/27/44	62,206
88,000	Petroleos Mexicanos, 5.63%, 1/23/46	72,512
85,000	Petroleos Mexicanos, 6.35%, 2/12/48	74,855
95,000	Petroleos Mexicanos, 6.50%, 1/23/29	93,890
20,000	Petroleos Mexicanos, MTN, 6.75%, 9/21/47	18,397

		321,860

Mongolia — 0.98%
200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	208,500

South Africa — 2.16%
200,000	Eskom Holdings SOC Ltd., 7.13%, 2/11/25	197,734
250,000	Eskom Holdings SOC Ltd., 8.45%, 8/10/28	263,262

		460,996

Turkey — 0.29%
71,000	TC Ziraat Bankasi AS, MTN, 5.13%, 9/29/23	61,714

Ukraine — 0.38%
80,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23	81,200

United Arab Emirates — 1.08%
231,000	Emirates NBD Tier 1 Ltd., 5.75%, 11/30/2167(e)	230,827

United Kingdom — 2.34%
8,635,000(f)	ICBC Standard Bank Plc, Series eIAp, 0.00%, 4/4/19	498,269

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value

Venezuela — 1.26%
$173,584	Petroleos de Venezuela SA, 6.00%, 11/15/26(d)	$36,453
260,000	Petroleos de Venezuela SA, 8.50%, 10/27/20	231,400

		267,853

Total Corporate Bonds		4,487,659

(Cost $4,456,040)

Contracts
Put Options Purchased — 0.02%
241,838	PUT USDBRL, Strike Price USD 3.55, Expires 05/02/19, Notional Amount $858,525	36
328,514	PUT USDJPY, Strike Price USD 107.50, Expires 04/25/19, Notional Amount $35,315,255	350
1	S & P 500 Index, Strike Price USD 2,650.00, Expires 05/17/19, Notional Amount $265,000	1,249
1	S & P 500 Index, Strike Price USD 2,650.00, Expires 06/21/19, Notional Amount $265,000	2,545
Total Put Options Purchased		4,180
(Cost $11,544)

Shares
Investment Company — 1.45%
309,578	U.S. Government Money Market Fund, RBC Institutional Class 1 (g)	309,578

Total Investment Company		309,578

(Cost $309,578)

Total Investments		$20,504,253
(Cost $20,123,062)(h) — 96.06%

Other assets in excess of liabilities — 3.94%		841,785

NET ASSETS — 100.00%		$21,346,038

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

(a)	Principal amount denoted in Euros.
(b)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.
(e)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(f)	Principal amount denoted in Egyptian Pounds.
(g)	Affiliated investment.
(h)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	93,313	BRL	355,876	Citibank N.A.	5/3/19	$ 2,624
USD	118,349	BRL	449,945	Citibank N.A.	5/3/19	3,689
USD	194,898	BRL	735,849	Citibank N.A.	5/3/19	7,381
USD	39,094	BRL	145,366	Citibank N.A.	5/3/19	2,050
USD	123,395	BRL	470,911	Citibank N.A.	5/3/19	3,392
USD	99,400	BRL	379,580	Citibank N.A.	5/3/19	2,672
USD	145,606	BRL	560,757	Citibank N.A.	5/3/19	2,708
EUR	93,335	CZK	2,414,712	Citibank N.A.	6/27/19	300
EUR	285,782	CZK	7,392,221	Citibank N.A.	6/27/19	980
EUR	71,183	RON	342,366	Citibank N.A.	6/27/19	281
EUR	47,396	RON	228,244	Citibank N.A.	6/27/19	121
EUR	71,248	RON	342,366	Citibank N.A.	6/27/19	355
INR	6,405,894	USD	91,070	Citibank N.A.	6/27/19	116
INR	3,627,155	USD	51,559	Citibank N.A.	6/27/19	73
INR	25,670	USD	1,797,129	Citibank N.A.	6/27/19	88
PHP	13,415,309	USD	251,910	Citibank N.A.	6/27/19	685
USD	241,413	EUR	212,177	Citibank N.A.	6/27/19	1,568
USD	33,167	INR	2,318,805	Citibank N.A.	6/27/19	159
USD	32,740	INR	2,287,764	Citibank N.A.	6/27/19	174
USD	109,013	INR	7,604,300	Citibank N.A.	6/27/19	767
USD	5,090,205	INR	72,371	Citibank N.A.	6/27/19	88
USD	21,423	INR	1,500,470	Citibank N.A.	6/27/19	64
USD	44,229	PHP	2,337,786	Citibank N.A.	6/27/19	211
USD	3,450	ZAR	50,247	Citibank N.A.	6/27/19	5
USD	19,753	ZAR	287,254	Citibank N.A.	6/27/19	60
ZAR	337,501	USD	23,077	Citibank N.A.	6/27/19	60
						$ 30,671

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
BRL	309,208	USD	81,579	Citibank N.A.	5/3/19	$ (2,783)
BRL	504,863	USD	133,171	Citibank N.A.	5/3/19	(4,516)
BRL	503,364	USD	132,558	Citibank N.A.	5/3/19	(4,288)
BRL	419,898	USD	110,000	Citibank N.A.	5/3/19	(2,997)
USD	57,945	BRL	228,380	Citibank N.A.	5/3/19	(253)
AUD	300,000	USD	213,645	Citibank N.A.	6/27/19	(274)
BRL	731,111	USD	195,403	Citibank N.A.	6/27/19	(9,093)
BRL	854,277	USD	227,609	Citibank N.A.	6/27/19	(9,913)
CLP	71,878,037	USD	106,000	Citibank N.A.	6/27/19	(384)
CLP	282,254,665	USD	415,673	Citibank N.A.	6/27/19	(934)
COP	1,436,971,976	USD	456,994	Citibank N.A.	6/27/19	(8,395)
IDR	3,068,480,000	USD	214,940	Citibank N.A.	6/27/19	(2,463)
INR	7,659,300	USD	110,000	Citibank N.A.	6/27/19	(971)
INR	7,604,300	USD	109,274	Citibank N.A.	6/27/19	(1,028)
TRY	341,328	USD	56,945	Citibank N.A.	6/27/19	(392)
TRY	329,577	USD	55,000	Citibank N.A.	6/27/19	(394)
USD	106,273	AUD	150,000	Citibank N.A.	6/27/19	(413)
USD	200,000	CLP	136,884,000	Citibank N.A.	6/27/19	(1,134)
USD	240,000	COP	771,171,360	Citibank N.A.	6/27/19	(747)
USD	110,000	TRY	670,905	Citibank N.A.	6/27/19	(1,159)
USD	598,507	OMR	232,240	Citibank N.A.	11/6/19	(1,695)
USD	80,000	OMR	31,035	Citibank N.A.	11/6/19	(208)
						$(54,434)

Total						$(23,763)

Options written as of March 31, 2019:

Contracts	Put Options	Notional Amount		Value
(241,838)	PUT USDBRL, Strike Price USD 3.4, Expires 05/02/19	USD	(822,249)	$(3)
(328,514)	PUT USDJPY, Strike Price USD 103.00, Expires 04/25/19	USD	(33,836,942)	(39)

Total (Premiums received $(1,288))				$(42)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

Financial futures contracts as of March 31, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
Ten Year Ultra U.S. Treasury Bonds	10	June 2019	$(26,944)	USD	$1,327,813	Citigroup Global Markets Inc.

Total			$(26,944)

Interest rate swaps as of March 31, 2019:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
8.75%	MXN-CDI	Expiration	Citigroup Global Markets Inc.	11/23/20	USD	24,450(a)	$ 12,845
8.04%	ZAR-TIIE-Banxico	Expiration	Citigroup Global Markets Inc.	3/12/29	USD	6,500(a)	2,036
3.14%	CNY-LCH	Expiration	Citigroup Global Markets Inc.	11/26/23	USD	3,475(a)	4,851
3.02%	USD-LCH	Expiration	Citigroup Global Markets Inc.	11/28/23	USD	220(a)	8,833
2.95%	USD-LCH	Expiration	Citigroup Global Markets Inc.	12/3/23	USD	220(a)	8,437
							$ 37,002

3.28%	SAR-TIIE-Banxico	Expiration	Morgan Stanley & Co. International Plc	2/26/24	USD	1,640	(7,272)
8.44%	BRL-TIIE-Banxico	Expiration	Citigroup Global Markets Inc.	1/2/25	USD	675	(654)
8.41%	BRL-TIIE-Banxico	Expiration	Citigroup Global Markets Inc.	1/2/25	USD	429	(706)
8.43%	BRL-TIIE-Banxico	Expiration	Citigroup Global Markets Inc.	1/2/25	USD	382	(410)
							$(9,042)

Total							$27,960

(a) The Counterparty pays the fixed rate on these swaps.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

Credit default swaps buy protection as of March 31, 2019:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets Ltd.	12/20/20	USD	375	$ 2,055	$14,089	$16,145
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets Ltd.	12/20/20	USD	15	225	421	646
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank Plc	12/20/20	USD	14	219	384	603
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank Plc	12/20/20	USD	48	869	1,197	2,066
5.00%	Argentina Government International Bond	Quarterly	Barclays Bank Plc	12/20/20	USD	98	1,775	2,445	4,219
1.00%	Mexio Government International Bond	Quarterly	Barclays Bank Plc	6/20/24	USD	780	14,136	(5,808)	8,328
Total							$19,279	$12,728	$32,007

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Emerging Market Debt Fund (cont.)

March 31, 2019 (Unaudited)

Abbreviations used are defined below:

AUD - Australian Dollar

BRL - Brazilian Real

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GMTN - Global Medium Term Note

IDR - Indonesian Rupiah

INR - Indian Rupee

MTN - Medium Term Note

OMR - Omani Rial

PHP - Philippine Peso

RON - Romanian Leu

STEP - Step Coupon Bond

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	73.56%
Energy	8.97%
Financial	5.07%
Utilities	5.04%
Basic Materials	1.95%
Other*	5.41%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund

March 31, 2019 (Unaudited)

Principal Amount		Value
Corporate Bonds — 92.68%
Australia — 0.72%
$ 222,000	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(a),(b),(c)	$ 137,640
177,020	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(a),(b),(c)	177,020

		314,660

Canada — 1.82%
382,000	Baffinland Iron Mines Corp. / Baffinland Iron Mines LP, 8.75%, 7/15/26(a)	383,459
200,000	Intertape Polymer Group, Inc., 7.00%, 10/15/26(a)	204,750
192,000	Telesat Canada / Telesat LLC, 8.88%, 11/15/24(a)	208,224

		796,433

China — 0.95%
423,000	Eagle Intermediate Global Holding BV/Ruyi US Finance LLC, 7.50%, 5/1/25(a)	417,184

France — 0.46%
201,000	Altice France SA/France, 8.13%, 2/1/27(a)	203,010

Ireland — 0.97%
418,000	Avolon Holdings Funding Ltd., 5.13%, 10/1/23(a)	425,315

Italy — 1.14%
300,000	UniCredit SpA, 5.86%, 6/19/32(a),(d)	277,110
220,000	UniCredit SpA, 7.30%, 4/2/34(a),(d)	221,707

		498,817

Luxembourg — 4.15%
520,000	Altice Financing SA, 6.63%, 2/15/23(a)	531,700
270,000	Altice Finco SA, 7.63%, 2/15/25(a)	245,700
200,000	Altice Luxembourg SA, 7.63%, 2/15/25(a)	175,500
500,000	Altice Luxembourg SA, 7.75%, 5/15/22(a)	500,000
378,000	Intelsat Jackson Holdings SA, 8.50%, 10/15/24(a)	367,605

		1,820,505

Netherlands — 0.34%
130,000(e)	UPC Holding BV, 3.88%, 6/15/29	148,142

United Arab Emirates — 0.99%
434,000	DAE Funding LLC, 4.00%, 8/1/20(a)	435,085

United Kingdom — 2.68%
200,000	Algeco Global Finance 2 Plc, 10.00%, 8/15/23(a)	199,636
687,000	Avation Capital SA, MTN, 6.50%, 5/15/21(a)	687,773
280,000	Barclays Plc, 8.00%, 9/15/2167(d)	286,787

		1,174,196

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
United States — 78.46%
$451,000	ADT Corp. (The), 3.50%, 7/15/22	$434,519
239,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC, 7.50%, 3/15/26(a)	246,144
460,000	Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertson’s LLC, 5.75%, 3/15/25	437,152
460,000	Allison Transmission, Inc., 5.88%, 6/1/29(a)	465,267
200,000	American Axle & Manufacturing, Inc., 6.25%, 4/1/25	194,464
136,000	Ascend Learning LLC, 6.88%, 8/1/25(a)	135,263
673,000	Banff Merger Sub, Inc., 9.75%, 9/1/26(a)	658,039
621,000	Bausch Health Americas, Inc., 8.50%, 1/31/27(a)	658,670
130,000	Bausch Health Americas, Inc., 9.25%, 4/1/26(a)	142,448
86,000	Bausch Health Cos., Inc., 5.75%, 8/15/27(a)	88,150
61,000	Bausch Health Cos., Inc., 5.88%, 5/15/23(a)	61,686
231,000	Bausch Health Cos., Inc., 9.00%, 12/15/25(a)	251,513
631,000	Berry Global, Inc., 5.13%, 7/15/23	641,979
252,000	Blackboard, Inc., 9.75%, 10/15/21(a)	228,035
193,000	Bruin E&P Partners LLC, 8.88%, 8/1/23(a)	184,848
435,000	Caesars Resort Collection LLC / CRC Finco, Inc., 5.25%, 10/15/25(a)	419,170
460,000	CCO Holdings LLC / CCO Holdings Capital Corp., 5.50%, 5/1/26(a)	475,033
500,000	CenturyLink, Inc., 5.63%, 4/1/25	484,310
600,000	CenturyLink, Inc., Series Q, 6.15%, 9/15/19	605,418
213,000	CenturyLink, Inc., Series S, 6.45%, 6/15/21	221,712
270,000	Chesapeake Energy Corp., 8.00%, 1/15/25	275,538
649,000	Churchill Downs, Inc., 5.50%, 4/1/27(a)	658,365
426,000	Cinemark USA, Inc., 4.88%, 6/1/23	433,838
103,000	Clear Channel Worldwide Holdings, Inc., 9.25%, 2/15/24(a)	108,924
390,000	CSC Holdings LLC, 5.13%, 12/15/21(a)	390,694
201,000	CSC Holdings LLC, 6.50%, 2/1/29(a)	214,019
601,000	CSC Holdings LLC, 7.50%, 4/1/28(a)	645,035
200,000	CSC Holdings LLC, 10.88%, 10/15/25(a)	230,842
155,000	DCP Midstream Operating LP, 5.85%, 5/21/43(a),(d)	144,640
106,000	Dell International LLC / EMC Corp., 5.88%, 6/15/21(a)	107,989
500,000	Dell, Inc., 5.88%, 6/15/19	503,275
200,000	EMC Corp., 2.65%, 6/1/20	198,430
131,000	Energy Ventures Gom LLC / EnVen Finance Corp., 11.00%, 2/15/23(a)	143,936
300,000	Equinix, Inc., 5.38%, 1/1/22	307,881
600,000	Fidelity & Guaranty Life Holdings, Inc., 5.50%, 5/1/25(a)	601,974
508,000	Ford Motor Credit Co. LLC, 5.58%, 3/18/24	515,097
173,000	Freedom Mortgage Corp., 8.25%, 4/15/25(a)	154,031
427,000	frontdoor, Inc., 6.75%, 8/15/26(a)	436,915
127,000	Frontier Communications Corp., 6.25%, 9/15/21	98,572
425,000	Frontier Communications Corp., 8.00%, 4/1/27(a)	438,923
170,000	Frontier Communications Corp., 8.50%, 4/1/26(a)	158,137
196,000	FTS International, Inc., 6.25%, 5/1/22	189,461

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 503,000	Gray Television, Inc., 7.00%, 5/15/27(a)	$534,463
400,000	HCA, Inc., 5.63%, 9/1/28	422,596
300,000	International Game Technology Plc, 6.25%, 1/15/27(a)	307,214
383,000	Intrepid Aviation Group Holdings LLC / Intrepid Finance Co., 8.50%, 8/15/21(a)	394,992
446,000	Iron Mountain, Inc., 4.38%, 6/1/21(a)	448,658
600,000	Jefferies Finance LLC / JFIN Co-Issuer Corp., 7.38%, 4/1/20(a)	600,456
409,000	JPMorgan Chase & Co., (LIBOR USD 3-Month + 3.470%), Series I, 6.22%, 10/30/2167(f)	410,677
317,000	KB Home, 6.88%, 6/15/27	325,141
529,000	Laureate Education, Inc., 8.25%, 5/1/25(a)	572,410
134,000	Lions Gate Capital Holdings LLC, 6.38%, 2/1/24(a)	140,384
300,000	Live Nation Entertainment, Inc., 4.88%, 11/1/24(a)	301,629
505,000	LTF Merger Sub, Inc., 8.50%, 6/15/23(a)	519,458
195,000	Manitowoc Co., Inc. (The), 9.00%, 4/1/26(a)	197,578
267,000	Match Group, Inc., 5.63%, 2/15/29(a)	269,787
406,000	MEDNAX, Inc., 6.25%, 1/15/27(a)	409,881
137,000	Meredith Corp., 6.88%, 2/1/26	144,134
393,000	MGM Resorts International, 5.25%, 3/31/20	400,766
142,000	MGM Resorts International, 5.50%, 4/15/27	143,754
200,000	MGM Resorts International, 5.75%, 6/15/25	207,470
634,000	Momentive Performance Materials, Inc Escrow Bond, 8.88%, 10/15/20(b),(c),(g)	—
773,000	Momentive Performance Materials, Inc., 3.88%, 10/24/21	834,198
250,000	Momentive Performance Materials, Inc., 4.69%, 4/24/22	276,580
191,000	NuStar Logistics LP, 4.80%, 9/1/20	193,198
246,000	Panther BF Aggregator 2 LP / Panther Finance Co., Inc., 8.50%, 5/15/27(a)	248,460
300,000	Post Holdings, Inc., 5.50%, 3/1/25(a)	303,507
300,000	Quicken Loans, Inc., 5.75%, 5/1/25(a)	300,801
487,000	Realogy Group LLC / Realogy Co-Issuer Corp., 4.88%, 6/1/23(a)	454,015
126,000	Realogy Group LLC / Realogy Co-Issuer Corp., 9.38%, 4/1/27(a)	129,165
285,000	RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/1/23(a)	303,659
601,000	RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health, Inc., 9.75%, 12/1/26(a)	623,838
538,000	Resolute Forest Products, Inc., 5.88%, 5/15/23	536,074
413,000	SBA Communications Corp., 4.88%, 7/15/22	418,770
135,000(h)	Scientific Games International, Inc., 5.50%, 2/15/26	140,869
425,000	Scientific Games International, Inc., 8.25%, 3/15/26(a)	434,036
363,000	Scientific Games International, Inc., 10.00%, 12/1/22	382,442
200,000	Sinclair Television Group, Inc., 5.63%, 8/1/24(a)	201,588
300,000	Sinclair Television Group, Inc., 5.88%, 3/15/26(a)	303,876
400,000	Sirius XM Radio, Inc., 3.88%, 8/1/22(a)	399,380
184,000	Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24(a)	199,447
200,000	Springleaf Finance Corp., 6.13%, 3/15/24	204,558
379,000	Springleaf Finance Corp., 6.88%, 3/15/25	390,912
94,000	Springleaf Finance Corp., 7.13%, 3/15/26	95,625
303,000	Sprint Capital Corp., 8.75%, 3/15/32	319,613

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 130,000	Sprint Corp., 7.25%, 9/15/21	$ 136,531
150,000	Sprint Corp., 7.63%, 3/1/26	152,012
507,000	SS&C Technologies, Inc., 5.50%, 9/30/27(a)	511,943
218,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.50%, 7/15/27(a)	235,333
170,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp., 6.88%, 1/15/29(a)	184,914
100,000	TEGNA, Inc., 5.50%, 9/15/24(a)	100,993
225,000	TEGNA, Inc., 6.38%, 10/15/23	232,450
389,000	Tenet Healthcare Corp., 6.25%, 2/1/27(a)	404,509
320,000	Tenet Healthcare Corp., 7.00%, 8/1/25	323,786
133,000	Tenet Healthcare Corp., 8.13%, 4/1/22	143,210
455,000(h)	Tenneco, Inc., 5.00%, 7/15/24	533,678
450,000	TransDigm, Inc., 6.25%, 3/15/26(a)	467,591
426,000	TransDigm, Inc., 7.50%, 3/15/27(a)	436,633
141,000	Transocean Poseidon Ltd., 6.88%, 2/1/27(a)	146,777
539,000	USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 9/1/27(a)	549,489
127,000	Verscend Escrow Corp., 9.75%, 8/15/26(a)	126,812
195,000	ViaSat, Inc., 5.63%, 4/15/27(a)	199,200
289,000	Wand Merger Corp., 8.13%, 7/15/23(a)	297,632
271,000	Wand Merger Corp., 9.13%, 7/15/26(a)	276,230
425,000	WeWork Cos, Inc., 7.88%, 5/1/25(a)	389,674
114,000	William Carter Co. (The), 5.63%, 3/15/27(a)	117,973

		34,403,765

Total Corporate Bonds		40,637,112

(Cost $39,954,844)

Shares
Common Stocks — 0.34%
Australia — 0.30%
113,862	Quintis Ltd.*,(b),(c)	132,080

United States — 0.04%
12,785	Valencia Bidco LLC(b),(c)	17,643

Total Common Stocks		149,723

(Cost $20,834)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value

Bank Loans — 0.04%
United States — 0.04%
$15,981	Vertellus Holdings LLC , 2nd Lien Term Loan, (LIBOR 1-Month + 12.000%), 12.00%, 10/29/21(b),(c),(f)	$15,982

Total Bank Loans		15,982
(Cost $15,981)

Shares
Rights/Warrants — 0.00%
Mexico — 0.00%
3,026	Urbi Desarrollos Urbanos SAB de CV Warrants, Expire 12/31/49*	16

Total Rights/Warrants		16
(Cost $0)

Contracts
Put Option Purchased — 0.04%
5	S & P 500 Index, Strike Price USD 2,700.00, Expires 06/28/19, Notional Amount $1,350,000	19,755

Total Put Option Purchased		19,755
(Cost $22,117)

Shares
Investment Company — 0.80%
352,236	U.S. Government Money Market Fund, RBC Institutional Class 1 (i)	352,236

Total Investment Company		352,236
(Cost $352,236)

Total Investments		$41,174,824
(Cost $40,366,012)(j) — 93.90%

Other assets in excess of liabilities — 6.10%		2,673,553

NET ASSETS — 100.00%		$43,848,377

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2019 (Unaudited)

*	Non-income producing security.

(a)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(e)	Investment in non-U.S. Dollars. Principal amount reflects local currency.

(f)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on March 31, 2019.

(g)	Issuer filed for bankruptcy and/or is in default of interest payments.

(h)	Principal amount denoted in Euros.

(i)	Affiliated investment.

(j)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	2,195,207	EUR	1,928,000	Citibank N.A.	6/27/19	$15,789
USD	377,948	GBP	286,000	Citibank N.A.	6/27/19	3,759

						$19,548

EUR	1,000,000	USD	1,136,215	Citibank N.A.	6/27/19	$(5,811)

Total						$13,737

Options written as of March 31, 2019:

Contracts	Put Options	Notional Amount		Value
(5)	S & P 500 Index, Strike Price USD 2,600.00, Expires 06/28/19	USD	(1,300,000)	$(11,750)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2019 (Unaudited)

Financial futures contracts as of March 31, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation (Depreciation)	Notional Value		Clearinghouse
90-Day Euro Dollar	43	December 2019	$ 5,912	USD	$10,488,775	Citigroup Global Markets Inc.
Euro Bund	1	June 2019	(3,626)	EUR	166,340	Citigroup Global Markets Inc.
Five Year U.S. Treasury Note	5	June 2019	(4,180)	USD	579,141	Citigroup Global Markets Inc.
U.S. Treasury Bond	1	June 2019	(4,500)	USD	149,656	Citigroup Global Markets Inc.

Total			$(6,394)

Credit default swaps buy protection as of March 31, 2019:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Depreciation	Value
5.00%	Teck Resources Ltd.	Quarterly	Citigroup Global Markets Inc.	12/20/23	USD 290	$(46,415)	$(4,919)	$(51,334)
5.00%	Navient Corp.	Quarterly	Citigroup Global Markets Inc.	6/20/24	USD 200	(12,353)	(1,582)	(13,935)

Total						$(58,768)	$(6,501)	$(65,269)

Abbreviations used are defined below:

EUR - Euro

GBP - United Kingdom Pound Sterling

LIBOR - London Interbank Offered Rate

MTN - Medium Term Note

USD - United States Dollar

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay High Yield Bond Fund (cont.)

March 31, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Communications	21.55%
Financial	17.09%
Consumer, Cyclical	16.10%
Consumer, Non-cyclical	14.26%
Industrial	7.41%
Technology	5.81%
Basic Materials	5.72%
Energy	5.12%
Other*	6.94%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, warrants, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to the Financial Statements.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund

March 31, 2019 (Unaudited)

Principal Amount		Value
Foreign Government Bonds — 39.65%
Angola — 0.29%
$ 200,000	Angolan Government International Bond, 9.38%, 5/8/48	$ 216,472

Argentina — 1.86%
3,083,444(a)	Argentine Bonos del Tesoro, 18.20%, 10/3/21	56,886
390,000	Argentine Republic Government International Bond, STEP, 2.50%, 12/31/38(b)	224,250
150,000	Argentine Republic Government International Bond, 6.88%, 4/22/21	136,902
724,000	Argentine Republic Government International Bond, 6.88%, 1/11/48	531,959
154,000	Argentine Republic Government International Bond, 7.13%, 6/28/2117	113,820
150,000	Argentine Republic Government International Bond, 7.63%, 4/22/46	118,134
180,000	Province of Jujuy Argentina, 8.63%, 9/20/22	136,946
60,000	Provincia de Buenos Aires/Argentina, 6.50%, 2/15/23	48,940

		1,367,837

Bahamas — 0.60%
425,000	Bahamas Government International Bond, 6.00%, 11/21/28	444,801

Bahrain — 0.51%
400,000	Bahrain Government International Bond, 6.00%, 9/19/44	372,982

Belarus — 0.71%
498,000	Republic of Belarus International Bond, 6.88%, 2/28/23	522,682

Brazil — 1.26%
2,451,000(a)	Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/23	661,201
277,000(a)	Brazil Notas do Tesouro Nacional Series F, 10.00%, 1/1/27	76,579
200,000	Brazilian Government International Bond, 5.00%, 1/27/45	185,128

		922,908

Chile — 0.23%
105,000,000(a)	Bonos de la Tesoreria de la Republica en pesos, 5.00%, 3/1/35	165,906

Colombia — 0.91%
789,300,000(a)	Colombian TES, 6.00%, 4/28/28	238,192
728,200,000(a)	Colombian TES, 7.00%, 6/30/32	232,128
593,200,000(a)	Colombian TES, 7.50%, 8/26/26	200,546

		670,866

Dominican Republic — 0.21%
150,000	Dominican Republic International Bond, 6.50%, 2/15/48	155,348

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Ecuador — 0.90%
$ 223,000	Ecuador Government International Bond, 7.88%, 1/23/28	$ 212,718
228,000	Ecuador Government International Bond, 7.95%, 6/20/24	228,940
200,000	Ecuador Government International Bond, 10.75%, 1/31/29	220,500

		662,158

Egypt — 1.79%
400,000	Egypt Government International Bond, 5.58%, 2/21/23	397,492
215,000	Egypt Government International Bond, 6.20%, 3/1/24	217,388
220,000	Egypt Government International Bond, 6.59%, 2/21/28	215,849
200,000	Egypt Government International Bond, 8.70%, 3/1/49	208,262
2,400,000(a)	Egypt Treasury Bond, 0.00%, 4/16/19(c)	137,329
2,400,000(a)	Egypt Treasury Bond, 0.00%, 4/23/19(c)	136,890

		1,313,210

Ghana — 0.54%
200,000	Ghana Government International Bond, 8.13%, 3/26/32	199,249
200,000	Ghana Government International Bond, 8.95%, 3/26/51	198,278

		397,527

Greece — 4.16%
571,965(d)	Hellenic Republic Government Bond, 3.75%, 1/30/28	649,028
477,633(d)	Hellenic Republic Government Bond, 3.90%, 1/30/33	523,378
1,770,000(d)	Hellenic Republic Government Bond, 4.00%, 1/30/37	1,887,304

		3,059,710

Hungary — 0.88%
61,740,000(a)	Hungary Government Bond, 1.75%, 10/26/22	218,636
75,320,000(a)	Hungary Government Bond, 3.00%, 10/27/27	273,562
102,000	Hungary Government International Bond, 5.38%, 2/21/23	110,364
38,000	Hungary Government International Bond, 5.75%, 11/22/23	42,076

		644,638

Indonesia — 1.70%
421,000,000(a)	Indonesia Treasury Bond, 7.00%, 5/15/27	28,418
5,139,000,000(a)	Indonesia Treasury Bond, 7.50%, 5/15/38	339,202
1,891,000,000(a)	Indonesia Treasury Bond, 8.25%, 5/15/29	138,189
3,273,000,000(a)	Indonesia Treasury Bond, 8.25%, 5/15/36	232,680
1,047,000,000(a)	Indonesia Treasury Bond, 8.38%, 3/15/24	76,990
1,246,000,000(a)	Indonesia Treasury Bond, 8.75%, 5/15/31	92,564
1,814,000,000(a)	Indonesia Treasury Bond, 9.00%, 3/15/29	138,089
200,000	Perusahaan Penerbit SBSN Indonesia III, 3.90%, 8/20/24	202,530

		1,248,662

Iraq — 0.33%
250,000	Iraq International Bond, 5.80%, 1/15/28	240,267

Italy — 2.77%
1,730,000(d)	Italy Buoni Poliennali Del Tesoro, 3.85%, 9/1/49(e)	2,037,450

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value

Ivory Coast — 0.15%
100,000(d)	Ivory Coast Government International Bond, 5.25%, 3/22/30	$ 107,120

Lebanon — 0.42%
$ 53,000	Lebanon Government International Bond, GMTN, 6.65%, 2/26/30	40,672
46,000	Lebanon Government International Bond, GMTN, 7.05%, 11/2/35	35,344
301,000	Lebanon Government International Bond, 7.25%, 3/23/37	232,272

		308,288

Malaysia — 1.57%
1,240,000(a)	Malaysia Government Bond, 3.76%, 4/20/23	305,954
224,000(a)	Malaysia Government Bond, 3.84%, 4/15/33	53,442
255,000(a)	Malaysia Government Bond, 3.88%, 3/10/22	63,316
1,855,000(a)	Malaysia Government Bond, 3.88%, 3/14/25	457,419
728,000(a)	Malaysia Government Bond, 3.89%, 8/15/29	179,987
365,000(a)	Malaysia Government Bond, 3.96%, 9/15/25	90,348

		1,150,466

Mexico — 2.37%
7,690,000(a)	Mexican Bonos, 5.75%, 3/5/26	350,251
14,040,000(a)	Mexican Bonos, 7.50%, 6/3/27	701,229
6,540,000(a)	Mexican Bonos, 7.75%, 11/13/42	312,710
6,650,000(a)	Mexican Bonos, 10.00%, 12/5/24	375,700

		1,739,890

Mongolia — 0.59%
205,000	Mongolia Government International Bond, 5.63%, 5/1/23	207,011
200,000	Mongolia Government International Bond, MTN, 10.88%, 4/6/21	223,099

		430,110

Nigeria — 1.30%
200,000	Nigeria Government International Bond, 6.75%, 1/28/21	207,038
200,000	Nigeria Government International Bond, 7.63%, 11/21/25	213,648
200,000	Nigeria Government International Bond, 8.75%, 1/21/31	220,696
200,000	Nigeria Government International Bond, 9.25%, 1/21/49	222,123
34,316,000(a)	Nigeria OMO Bill, 0.00%, 9/26/19(c)	89,011

		952,516

Oman — 0.24%
200,000	Oman Government International Bond, 6.75%, 1/17/48	178,213

Peru — 1.16%
904,000(a)	Peru Government Bond, 5.94%, 2/12/29(e)	287,005
781,000(a)	Peru Government Bond, 6.15%, 8/12/32(e)	247,590

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
480,000(a)	Peruvian Government International Bond, 6.35%, 8/12/28	$ 156,766
84,000(a)	Peruvian Government International Bond, 6.95%, 8/12/31	28,540
371,000(a)	Peruvian Government International Bond, 8.20%, 8/12/26	134,391

		854,292

Poland — 1.15%
859,000(a)	Republic of Poland Government Bond, 2.50%, 7/25/27	220,886
2,290,000(a)	Republic of Poland Government Bond, 3.25%, 7/25/25	626,676

		847,562

Qatar — 1.39%
$ 250,000	Qatar Government International Bond, 3.38%, 3/14/24	252,253
345,000	Qatar Government International Bond, 4.00%, 3/14/29	355,672
390,000	Qatar Government International Bond, 4.82%, 3/14/49	411,106

		1,019,031

Romania — 0.43%
425,000(a)	Romania Government Bond, 4.75%, 2/24/25	101,567
480,000(a)	Romania Government Bond, 5.80%, 7/26/27	121,741
80,000(d)	Romanian Government International Bond, 3.50%, 4/3/34	89,628

		312,936

Russia — 1.83%
8,663,000(a)	Russian Federal Bond - OFZ, 7.05%, 1/19/28	123,446
34,637,000(a)	Russian Federal Bond - OFZ, 7.10%, 10/16/24	509,122
3,277,000(a)	Russian Federal Bond - OFZ, 7.70%, 3/23/33	47,469
13,351,000(a)	Russian Federal Bond - OFZ, 7.75%, 9/16/26	199,691
17,001,000(a)	Russian Federal Bond - OFZ, 8.15%, 2/3/27	261,946
200,000	Russian Foreign Bond - Eurobond, 5.10%, 3/28/35	203,120

		1,344,794

Saudi Arabia — 0.68%
200,000	Saudi Government International Bond, 4.38%, 4/16/29	208,570
270,000	Saudi Government International Bond, 5.25%, 1/16/50	288,253

		496,823

South Africa — 2.32%
445,359(a)	Republic of South Africa Government Bond, 6.25%, 3/31/36	22,296
4,028,118(a)	Republic of South Africa Government Bond, 7.00%, 2/28/31	231,951
1,146,932(a)	Republic of South Africa Government Bond, 8.50%, 1/31/37	71,274
5,841,017(a)	Republic of South Africa Government Bond, 8.75%, 1/31/44	365,754
2,465,583(a)	Republic of South Africa Government Bond, 8.75%, 2/28/48	154,125
4,846,207(a)	Republic of South Africa Government Bond, 8.88%, 2/28/35	314,922
2,010,299(a)	Republic of South Africa Government Bond, 10.50%, 12/21/26	153,226
200,000	Republic of South Africa Government International Bond, 4.67%, 1/17/24	202,489
200,000	Republic of South Africa Government International Bond, 5.65%, 9/27/47	190,702

		1,706,739

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Sri Lanka — 0.56%
$ 200,000	Sri Lanka Government International Bond, 6.85%, 3/14/24	$ 205,004
200,000	Sri Lanka Government International Bond, 7.85%, 3/14/29	209,857

		414,861

Thailand — 1.02%
10,063,000(a)	Thailand Government Bond, 3.40%, 6/17/36	342,953
11,640,000(a)	Thailand Government Bond, 3.65%, 6/20/31	407,370

		750,323

Tunisia — 0.44%
145,000(d)	Banque Centrale de Tunisie International Bond, 5.63%, 2/17/24	149,437
200,000	Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25	174,715

		324,152

Turkey — 1.16%
630,041(a)	Turkey Government Bond, 10.50%, 8/11/27	77,214
348,723(a)	Turkey Government Bond, 10.60%, 2/11/26	44,595
1,607,038(a)	Turkey Government Bond, 11.00%, 3/2/22	223,059
1,085,502(a)	Turkey Government Bond, 11.00%, 2/24/27	137,242
200,000	Turkey Government International Bond, 4.88%, 4/16/43	148,757
280,000	Turkey Government International Bond, 5.75%, 5/11/47	221,965

		852,832

Ukraine — 0.58%
355,000	Ukraine Government International Bond, 0.00%, 5/31/40(f)	227,502
220,000	Ukraine Government International Bond, 7.38%, 9/25/32	196,075

		423,577

Uruguay — 0.05%
1,264,000(a)	Uruguay Government International Bond, 9.88%, 6/20/22	37,371

Uzbekistan — 0.54%
400,000	Republic of Uzbekistan Bond, 4.75%, 2/20/24	398,000

Venezuela — 0.05%
121,000	Venezuela Government International Bond, 8.25%, 10/13/24	35,393

Total Foreign Government Bonds		29,128,713

(Cost $29,484,508)

Corporate Bonds — 30.69%
Australia — 0.27%
140,600	Quintis Australia Pty Ltd., PIK, 0.00%, 10/1/28(e),(g),(h),(i)	87,172
112,114	Quintis Australia Pty Ltd., PIK, 7.50%, 10/1/26(e),(g),(h),(i)	112,114

		199,286

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Austria — 1.02%
400,000(a)	Erste Group Bank AG, 6.50%, 10/15/67(j)	$ 494,057
200,000(a)	Erste Group Bank AG, EMTN, 8.88%, 10/15/67(j)	255,608

		749,665

Brazil — 0.70%
$ 70,000	Petrobras Global Finance BV, 5.75%, 2/1/29	69,370
125,000	Petrobras Global Finance BV, 6.85%, 6/5/2115	121,406
115,000	Petrobras Global Finance BV, 6.90%, 3/19/49	113,563
123,000	Petrobras Global Finance BV, 7.38%, 1/17/27	135,607
62,000	Petrobras Global Finance BV, 8.75%, 5/23/26	73,253

		513,199

China — 0.32%
215,000	CNAC HK Finbridge Co. Ltd., 5.13%, 3/14/28	231,922

Colombia — 0.25%
179,000	Ecopetrol SA, 5.88%, 5/28/45	185,489

France — 4.52%
540,000	BNP Paribas SA, 6.63%, 9/25/67(e),(j)	541,055
200,000	BNP Paribas SA, 6.75%, 3/14/68(j)	204,375
1,260,000	Credit Agricole SA, 6.88%, 3/23/67(e),(j)	1,277,010
1,180,000	Societe Generale SA, 6.75%, 10/6/67(e),(j)	1,088,443
200,000	Societe Generale SA, 8.00%, 3/29/68(j)	213,080

		3,323,963

Indonesia — 0.28%
200,000	Pertamina Persero PT, 5.63%, 5/20/43	207,450

Italy — 6.52%
1,900,000(a)	Intesa Sanpaolo SpA, 7.75%, 7/11/67(j)	2,307,970
1,600,000(a)	UniCredit SpA, 6.63%, 12/3/67(j)	1,743,656
600,000(a)	UniCredit SpA, 9.25%, 6/3/67(j)	741,780

		4,793,406

Kazakhstan — 0.29%
200,000	KazMunayGas National Co. JSC, 5.38%, 4/24/30	209,977

Mexico — 0.31%
61,000	Petroleos Mexicanos, 5.50%, 6/27/44	49,928
115,000	Petroleos Mexicanos, 6.35%, 2/12/48	101,275
65,000	Petroleos Mexicanos, 6.50%, 1/23/29	64,241
15,000	Petroleos Mexicanos, MTN, 6.75%, 9/21/47	13,797

		229,241

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Mongolia — 0.28%
$ 200,000	Trade & Development Bank of Mongolia LLC, MTN, 9.38%, 5/19/20	$208,500

Netherlands — 3.06%
800,000(a)	ABN AMRO Bank NV, 4.75%, 3/22/67(j)	862,144
400,000(a)	Cooperatieve Rabobank UA, 4.63%, 12/29/67(j)	455,064
710,000(a)	Stichting AK Rabobank Certificaten, 6.50%, 3/29/68	927,473

		2,244,681

Nigeria — 0.55%
55,818,000(a)	Nigeria OMO Bill, 0.00%, 8/29/19(c)	146,124
13,954,000(a)	Nigeria OMO Bill, 0.00%, 9/5/19(c)	36,471
91,450,000(a)	Nigeria OMO Bill, 0.00%, 2/27/20(e)	223,475

		406,070

South Africa — 0.29%
200,000	Eskom Holdings SOC Ltd., 8.45%, 8/10/28	210,610

Spain — 4.11%
300,000(a)	Banco Santander SA, 6.25%, 12/11/67(j)	344,867
300,000(a)	Banco Santander SA, 6.75%, 7/25/67(j)	356,928
200,000(a)	Bankia SA, 6.00%, 10/18/67(j)	219,628
1,800,000(a)	CaixaBank SA, 6.75%, 9/13/67(j)	2,096,090

		3,017,513

Switzerland — 1.80%
1,320,000	Credit Suisse Group AG, 7.25%, 3/12/67(e),(j)	1,323,300

Turkey — 0.08%
63,000	TC Ziraat Bankasi AS, MTN, 5.13%, 9/29/23	54,761

Ukraine — 0.11%
80,000	State Savings Bank of Ukraine Via SSB #1 Plc, STEP, 9.38%, 3/10/23(b)	81,200

United Kingdom — 5.54%
440,000	Barclays Plc, 8.00%, 9/15/2167(j)	450,664
350,000(d)	HSBC Holdings Plc, EMTN, 4.75%, 1/4/68(j)	384,571
580,000(a)	HSBC Holdings Plc, 5.88%, 3/28/67(j)	760,443
4,000,000(k)	ICBC Standard Bank Plc, EMTN, 0.00%, 7/11/19	219,495
390,000(a)	Lloyds Banking Group Plc, 7.88%, 6/27/67(j)	558,079
900,000(a)	Nationwide Building Society, Series CCDS, 10.25%, 6/20/67(f)	1,699,480

		4,072,732

United States — 0.18%
1,759,000,000(l)	JPMorgan Chase & Co., 8.75%, 5/17/31	131,547

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value

Venezuela — 0.21%
$ 172,500	Petroleos de Venezuela SA, 8.50%, 10/27/20	$153,525

Total Corporate Bonds		22,548,037

(Cost $23,639,018)

Convertible Bonds — 18.60%
Argentina — 0.81%
445,000	MercadoLibre, Inc., 2.00%, 8/15/28(e)	598,997

Bermuda — 0.77%
592,000	Golar LNG Ltd., 2.75%, 2/15/22	563,880

China — 5.62%
5,000,000(a)	China Railway Construction Corp. Ltd., 1.50%, 12/21/21	743,488
750,000	CRRC Corp. Ltd., 0.00%, 2/5/21(c)	798,632
596,000	Ctrip.com International Ltd., 1.99%, 7/1/25	673,301
4,000,000(m)	Harvest International Co., 0.00%, 11/21/22(c)	527,519
527,000	Huazhu Group Ltd., 0.38%, 11/1/22	603,638
775,000	Shanghai Port Group BVI Holding Co. Ltd., 0.00%, 8/9/21(c)	784,122

		4,130,700

Germany — 1.05%
750,000	Siemens Financieringsmaatschappij NV, 1.65%, 8/16/19	768,487

Hong Kong — 2.30%
760,000	Bagan Capital Ltd., 0.00%, 9/23/21(c)	752,547
600,000	China Overseas Finance Investment Cayman V Ltd., 0.00%, 1/5/23(c)	656,669
285,000	PB Issuer No 4 Ltd., 3.25%, 7/3/21	284,056

		1,693,272

Norway — 0.97%
723,000	Ship Finance International Ltd., 5.75%, 10/15/21	712,041

United Kingdom — 0.92%
400,000(a)	BP Capital Markets Plc, Series BP, 1.00%, 4/28/23	672,654

United States — 5.91%
404,000	Atlassian, Inc., 0.63%, 5/1/23(e)	600,768
647,000	BioMarin Pharmaceutical, Inc., 1.50%, 10/15/20	735,393
222,000	Booking Holdings, Inc., 0.35%, 6/15/20	302,391
562,000	Lumentum Holdings, Inc., 0.25%, 3/15/24	665,644
580,000	Nutanix, Inc., 0.00%, 1/15/23(c)	616,615
524,000	Palo Alto Networks, Inc., 0.75%, 7/1/23(e)	582,583

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$135,000	Sarepta Therapeutics, Inc., 1.50%, 11/15/24	$243,736
529,000	Transocean, Inc., 0.50%, 1/30/23	591,951

		4,339,081

Vietnam — 0.25%
200,000	No Va Land Investment Group Corp., 5.50%, 4/27/23	184,500

Total Convertible Bonds		13,663,612

(Cost $13,327,817)

Shares
Common Stocks — 0.11%
Australia — 0.11%
72,112	Quintis Ltd.*,(g),(h)	83,650

Total Common Stocks		83,650
(Cost $1)

Contracts
Put Options Purchased — 0.01%
1	S & P 500 Index, Strike Price USD 2,650.00, Expires 05/17/19, Notional Amount $1,249	1,249
1	S & P 500 Index, Strike Price USD 2,650.00, Expires 06/21/19, Notional Amount $2,545	2,545

Total Put Options Purchased		3,794
(Cost $6,224)

Shares
Investment Company — 7.02%
5,159,392	U.S. Government Money Market Fund, RBC Institutional Class 1 (n)	5,159,392

Total Investment Company		5,159,392

(Cost $5,159,392)

Total Investments		$70,587,198
(Cost $71,616,960)(o) — 96.08%

Other assets in excess of liabilities — 3.92%		2,883,072

NET ASSETS — 100.00%		$73,470,270

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

*	Non-income producing security.
(a)	Investment in non-U.S. Dollars. Principal amount reflects local currency.
(b)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(c)	Zero Coupon Bond. The rate represents the yield at time of purchase.
(d)	Principal amount denoted in Euros.
(e)

Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(g)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Payment-in-kind (“PIK”) security. Income may be paid in additional securities or cash at the discretion of the issuer.
(j)

Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.

(k)	Principal amount denoted in Egyptian Pounds.
(l)	Principal amount denoted in Indonesian Rupiah.
(m)	Principal amount denoted in Hong Kong Dollars.
(n)	Affiliated investment.
(o)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Foreign currency exchange contracts as of March 31, 2019:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	956,000	BRL	3,633,033	Citigroup Global Markets, Inc.	5/3/19	$30,191
USD	349,159	BRL	1,342,501	Citigroup Global Markets, Inc.	5/3/19	7,048
EUR	379,126	CZK	9,811,489	Citibank N.A.	6/27/19	1,094
EUR	243,017	RON	1,168,420	Citibank N.A.	6/27/19	1,056
EUR	171,135	HUF	53,785,226	Citibank N.A.	6/27/19	4,369
EUR	58,000	USD	65,560	Citibank N.A.	6/27/19	3
INR	20,196,190	USD	287,000	Citigroup Global Markets, Inc.	6/27/19	490
MYR	621,722	USD	152,114	BNP Paribas	6/27/19	269
PHP	16,837,498	USD	316,435	Citigroup Global Markets, Inc.	6/27/19	596
THB	1,179,229	USD	37,120	Citibank N.A.	6/27/19	127
USD	5,582,340	EUR	4,912,000	Citibank N.A.	6/27/19	29,799
USD	63,319	MXN	1,237,248	Citibank N.A.	6/27/19	493
USD	64,196	MXN	1,255,320	Citibank N.A.	6/27/19	452

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
USD	64,196	MXN	1,255,481	Citibank N.A.	6/27/19	$ 444
USD	41,298	MXN	807,992	Citibank N.A.	6/27/19	270
USD	321,574	MXN	6,196,368	Citibank N.A.	6/27/19	6,929
USD	35,000	MXN	688,035	Citibank N.A.	6/27/19	62
USD	21,000	PLN	80,216	Citibank N.A.	6/27/19	47
USD	27,000	PLN	103,220	Citibank N.A.	6/27/19	39
USD	41,000	RON	175,042	Citibank N.A.	6/27/19	4
USD	263,122	RUB	17,276,411	Citibank N.A.	6/27/19	3,107
USD	11,823,910	EUR	10,383,500	Citibank N.A.	6/27/19	86,367
USD	253,073	EUR	222,474	Citibank N.A.	6/27/19	1,588
USD	41,841	RUB	2,747,835	Citibank N.A.	6/27/19	486
USD	127,000	TRY	749,575	Citibank N.A.	6/27/19	2,806
USD	751,315	CNH	5,045,000	Citibank N.A.	6/27/19	1,107
USD	435,895	EUR	382,300	Citibank N.A.	6/27/19	3,742
USD	735,179	GBP	555,000	Citibank N.A.	6/27/19	9,044
USD	3,800,624	GBP	2,876,000	Citibank N.A.	6/27/19	37,802
USD	493,895	HKD	3,866,000	Citibank N.A.	6/27/19	99
USD	62,991	MXN	1,232,194	Citibank N.A.	6/27/19	421
USD	70,322	RUB	4,618,736	Citibank N.A.	6/27/19	809
USD	70,322	RUB	4,618,490	Citibank N.A.	6/27/19	812
USD	70,322	RUB	4,622,253	Citibank N.A.	6/27/19	756
USD	99,430	THB	3,143,286	Citibank N.A.	6/27/19	148
USD	91,140	THB	2,883,204	Citibank N.A.	6/27/19	72
USD	99,430	THB	3,141,695	Citibank N.A.	6/27/19	198
USD	234,259	ZAR	3,403,637	Citibank N.A.	6/27/19	923
USD	136,436	IDR	1,943,536,201	Citigroup Global Markets, Inc.	6/27/19	1,856
USD	147,000	INR	10,291,470	Citigroup Global Markets, Inc.	6/27/19	502
USD	108,952	PEN	360,882	Citigroup Global Markets, Inc.	6/27/19	600
USD	130,000	PHP	6,881,420	Citigroup Global Markets, Inc.	6/27/19	431
						$ 237,458

USD	115,296	TRY	667,635	Citibank N.A.	4/30/19	$ (273)
BRL	4,319,275	USD	1,158,766	Citigroup Global Markets, Inc.	5/3/19	(58,081)
BRL	3,674,530	USD	959,729	Citigroup Global Markets, Inc.	5/3/19	(23,345)
ZAR	1,750,000	USD	122,828	Citibank N.A.	5/20/19	(2,299)
CLP	163,811,864	USD	242,774	Citigroup Global Markets, Inc.	6/27/19	(2,073)
CLP	319,348,603	USD	473,318	Citigroup Global Markets, Inc.	6/27/19	(4,074)
COP	2,711,229,223	USD	855,694	Citigroup Global Markets, Inc.	6/27/19	(9,293)
CZK	13,576,422	USD	596,167	Citibank N.A.	6/27/19	(4,663)
EUR	209,000	USD	237,615	Citibank N.A.	6/27/19	(1,360)
EUR	130,569	USD	150,000	Citibank N.A.	6/27/19	(2,405)
EUR	73,500	USD	83,836	Citibank N.A.	6/27/19	(752)
EUR	74,000	USD	84,932	Citibank N.A.	6/27/19	(1,282)
GBP	300,000	USD	397,551	Citibank N.A.	6/27/19	(5,045)
HUF	1,509,070	EUR	4,713	Citibank N.A.	6/27/19	(22)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Value/Unrealized Appreciation (Depreciation)
HUF	25,630,820	EUR	80,135	Citibank N.A.	6/27/19	$ (479)
HUF	26,356,525	EUR	82,429	Citibank N.A.	6/27/19	(521)
HUF	288,811	EUR	912	Citibank N.A.	6/27/19	(16)
HUF	44,356,051	USD	159,255	Citibank N.A.	6/27/19	(3,321)
IDR	3,983,388,873	USD	278,170	Citigroup Global Markets, Inc.	6/27/19	(2,340)
IDR	317,482,000	USD	22,000	Citigroup Global Markets, Inc.	6/27/19	(16)
INR	9,957,600	USD	144,000	Citigroup Global Markets, Inc.	6/27/19	(2,255)
MXN	802,889	USD	41,609	Citibank N.A.	6/27/19	(839)
MXN	666,496	USD	34,541	Citibank N.A.	6/27/19	(697)
MXN	1,016,466	USD	52,705	Citibank N.A.	6/27/19	(1,090)
MXN	2,508,097	USD	131,145	Citibank N.A.	6/27/19	(3,787)
PLN	1,699,606	USD	447,149	Citibank N.A.	6/27/19	(3,209)
RON	701,954	USD	166,519	Citibank N.A.	6/27/19	(2,117)
RUB	7,309,867	USD	112,111	Citibank N.A.	6/27/19	(2,096)
THB	12,751,595	USD	404,047	Citibank N.A.	6/27/19	(1,280)
TRY	953,161	USD	162,088	Citibank N.A.	6/27/19	(4,163)
USD	17,000	RUB	1,130,976	Citibank N.A.	6/27/19	(21)
USD	5,000	HUF	1,423,291	Citibank N.A.	6/27/19	(4)
ZAR	714,056	USD	49,000	Citibank N.A.	6/27/19	(48)
USD	558,311	OMR	216,646	Citibank N.A.	11/6/19	(1,591)
						$(144,857)

Total						$ 92,601

Financial futures contracts as of March 31, 2019:

Short Position	Number of Contracts	Expiration Date	Value/Unrealized Depreciation	Notional Value		Clearinghouse
90-Day Euro Dollar	31	December 2019	$ (6,137)	USD	$ 7,561,675	Credit Suisse Securities (USA) LLC
90-Day Euro Dollar	117	December 2020	(195,925)	USD	28,622,588	Credit Suisse Securities (USA) LLC
Long Gilt Future	7	June 2019	(16,259)	GBP	905,590	Credit Suisse Securities (USA) LLC
Ten Year Ultra U.S. Treasury Bonds	10	June 2019	(28,202)	USD	1,327,813	Credit Suisse Securities (USA) LLC
Total			$(246,523)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Interest rate swaps as of March 31, 2019:

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
8.83%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	12/11/20	MXN	15,406	$ 9,546
8.83%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	12/11/20	MXN	10,280	6,370
8.58%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	12/17/20	MXN	5,897	2,419
8.67%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	12/15/20	MXN	5,098	2,498
2.96%	CNY-LCH	Expiration	Citigroup Global Markets, Inc.	3/18/24	USD	1,151	144
8.80%	BRL-CDI	Expiration	Citigroup Global Markets, Inc.	1/2/25	USD	808	4,204
8.44%	ZAR-LCH	Expiration	Citigroup Global Markets, Inc.	11/21/28	ZAR	3,660	8,565
8.28%	ZAR-LCH	Expiration	Citigroup Global Markets, Inc.	11/29/28	ZAR	1,317	2,049
							$ 35,795

1.50%	HUF-LCH	Expiration	Citigroup Global Markets, Inc.	2/6/24	HUF	76,190	(4,336)
3.20%	HUF-LCH	Expiration	Citigroup Global Markets, Inc.	1/10/29	HUF	45,719	(3,811)
3.25%	HUF-LCH	Expiration	Citigroup Global Markets, Inc.	1/11/29	HUF	30,175	(2,074)
3.20%	HUF-LCH	Expiration	Citigroup Global Markets, Inc.	1/16/29	HUF	29,489	(1,783)
9.17%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	12/1/28	MXN	4,176	(16,300)
7.81%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	6/3/27	MXN	3,800(a)	(2,279)
9.16%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	12/1/28	MXN	2,831	(10,913)
8.88%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	12/7/28	MXN	1,665	(4,685)
9.01%	MXN-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	12/5/28	MXN	1,392	(4,603)
2.89%	CNY-LCH	Expiration	Citigroup Global Markets, Inc.	3/12/24	USD	1,159	(383)
2.84%	CNY-LCH	Expiration	Citigroup Global Markets, Inc.	3/11/24	USD	1,143	(767)
2.90%	CNY-LCH	Expiration	Citigroup Global Markets, Inc.	3/11/24	USD	1,143	(316)
2.89%	CNY-LCH	Expiration	Citigroup Global Markets, Inc.	3/28/24	USD	1,129	(470)
8.44%	BRL-TIIE- Banxico	Expiration	Citigroup Global Markets, Inc.	1/2/25	USD	931	(902)

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Fixed Rate	Floating Rate	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Value/Unrealized Appreciation (Depreciation)
2.86%	CNY-LCH	Expiration	Citigroup Global Markets, Inc.	3/11/24	USD	691	$(381)
8.29%	BRL-CDI	Expiration	Citigroup Global Markets, Inc.	1/2/25	USD	481	(1,671)
8.40%	BRL-CDI	Expiration	Citigroup Global Markets, Inc.	1/2/25	USD	411	(615)

							$(56,289)

Total							$(20,494)

(a) The Counterparty pays the fixed rate on these swaps.

Credit default swaps buy protection as of March 31, 2019:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)		Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/20	USD	250	$1,370	$9,393	$10,763
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/20	USD	17	255	477	732
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/20	USD	16	250	439	689
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/20	USD	54	978	1,347	2,325
5.00%	Argentina Government International Bond	Quarterly	Citigroup Global Markets, Inc.	12/20/20	USD	108	1,956	2,694	4,649
1.00%	Mexico Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/24	USD	610	11,054	(4,542)	6,513

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	Notional Amount (000)	Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)	Value
1.00%	Brazil Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/24	USD 197	6,905	113	7,018
1.00%	Brazil Government International Bond	Quarterly	Citigroup Global Markets, Inc.	6/20/24	USD 128	4,516	44	4,560

Total						$27,284	$9,965	$37,249

Credit default swaps sell protection as of March 31, 2019:

Fixed Rate	Issuer	Payment Frequency	Counterparty	Expiration Date	ICS*	Notional Amount (000)(a)	Premium Paid/ (Received)	Unreal. App.	Value
1.00%	Markit iTraxx Europe Senior Financials, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	0.591	EUR600	$5,379	$6,424	$11,803
1.00%	Markit iTraxx Europe Senior Financials, Series 29	Quarterly	Citigroup Global Markets, Inc.	6/20/23	0.591	EUR200	1,815	2,120	3,935

Total							$7,194	$8,544	$15,738

*

Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default or other credit event for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/ selling protection and may include upfront payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(a)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Abbreviations used are defined below:

BRL - Brazilian Real

BRL-CDI - Brazil Cetip InterBank Deposit Rate

CLP - Chilean Peso

CNH - Chinese Yuan Renminbi

COP - Colombian Peso

CZK - Czech Koruna

EUR - Euro

GBP - United Kingdom Pound Sterling

GMTN - Global Medium Term Note

HUF - Hungarian Forint

IDR - Indonesian Rupiah

INR - Indian Rupee

MTN - Medium Term Note

MXN -Mexican Peso

MYR - Malaysian Ringgit

OMR - Omani Rial

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RON - Romanian Leu

RUB - Russian Ruble

STEP - Step Coupon Bond

THB - Thai Baht

TRY - Turkish Lira

USD - United States Dollar

ZAR - South African Rand

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC BlueBay Diversified Credit Fund (cont.)

March 31, 2019 (Unaudited)

Portfolio Diversification (Unaudited)

Industries	Percentage of Net Assets
Foreign Government Bonds	39.65%
Financial	29.38%
Industrial	5.28%
Energy	3.77%
Communications	2.92%
Technology	2.57%
Consumer, Non-cyclical	2.40%
Consumer, Cyclical	1.54%
Basic Materials	0.70%
Government	0.55%
Utilities	0.29%
Other*	10.95%

100.00%

* Includes cash, Investment Company, interest and dividend receivable, pending trades and Fund share transactions, interest rate swaps, credit default swaps, financial futures contracts, options, foreign currency exchange contracts and accrued expenses payable.

See Notes to Schedules of Portfolio Investments.

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Diversified Credit Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $19,813,484, $40,013,776 and $66,457,568, respectively)	$20,194,675	$40,822,588	$65,427,806
Affiliated investments (cost $309,578, $352,236 and $5,159,392, respectively)	309,578	352,236	5,159,392
Cash	200,571	10,350	492
Cash at broker for financial future contracts	54,595	51,657	424,876
Segregated cash for swap contracts	216,753	175,352	702,303
Cash at broker for forward foreign currency exchange contracts	169,857	—	637,529
Foreign currency, at value (cost $10,484, $598,234 and $842,756, respectively)	10,466	591,056	832,552
Interest and dividend receivable	277,629	637,874	727,762
Receivable from advisor	11,685	6,501	—
Receivable for investments sold	172,145	3,359,132	702,591
Credit default swaps at value (premiums paid $19,279, $0 and $34,478, respectively)	32,007	—	52,987
Unrealized appreciation on futures contracts	—	5,912	—
Unrealized appreciation on interest rate swaps contracts	37,002	—	35,795
Unrealized appreciation on forward foreign currency exchange contracts	30,671	19,548	237,458
Prepaid expenses and other assets	52,367	25,017	41,880

Total Assets	21,770,001	46,057,223	74,983,423

Liabilities:
Due to broker	—	8,636	—
Foreign withholding tax payable	3,836	3,914	4,720
Payable for investments purchased	283,684	2,055,169	997,135
Credit default swaps at value (premiums received $0, $58,768 and $0, respectively)	—	65,269	—
Written Options at value (premiums received $(1,288), $(13,533) and $0, respectively)	42	11,750	—
Unrealized depreciation on forward foreign currency exchange contracts	54,434	5,811	144,857
Unrealized depreciation on interest rate swaps contracts	9,042	—	56,289
Unrealized depreciation on futures contracts	26,944	12,306	246,523
Accrued expenses and other payables:
Investment advisory fees	—	—	14,052
Accounting fees	7,125	7,293	7,543
Audit fees	22,726	24,236	26,745
Trustees’ fees	—	—	128
Shareholder reports	—	—	4,426

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2019 (Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund		RBC BlueBay Diversified Credit Fund
Transfer agent fees	$2,862		$1,016		$1,318
Other	13,268		13,446		9,417

Total Liabilities	423,963		2,208,846		1,513,153

Net Assets	$21,346,038		$43,848,377		$73,470,270

Net Assets Consists of:
Capital	$27,084,421		$43,776,705		$76,440,958
Accumulated earnings (loss)	(5,738,383)		71,672		(2,970,688)

Net Assets	$21,346,038		$43,848,377		$73,470,270

Net Assets
Class A	20,240		521,622		N/A
Class I	21,314,323		43,326,755		73,459,481
Class R6	11,475		N/A		10,789

Total	$21,346,038		$43,848,377		$73,470,270

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	2,076		51,698		N/A
Class I	2,165,568		4,266,477		7,721,885
Class R6	1,161		N/A		1,134

Total	2,168,805		4,318,175		7,723,019

Net Asset Values and Redemption Prices Per Share:
Class A	$9.75		$10.09	$	N/A

Class I	$9.84		$10.16		$9.51

Class R6	$9.88	$	N/A		$9.51

Maximum Offering Price Per Share:
Class A	$10.18		$10.54	$	N/A

Maximum Sales Charge - Class A	4.25%		4.25%		N/A

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2019

(Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Diversified Credit Fund
Investment Income:
Interest income	$711,022	$1,179,969	$1,622,239
Dividend income - affiliated	5,391	11,656	62,712
Foreign tax withholding	—	—	(1,840)

Total Investment Income	716,413	1,191,625	1,683,111
Expenses:
Investment advisory fees	82,366	139,885	210,605
Distribution fees–Class A	24	819	—
Accounting fees	23,852	30,590	29,177
Audit fees	21,521	22,928	23,837
Custodian fees	49,068	42,124	63,268
Insurance fees	2,119	2,118	2,120
Legal fees	8,502	17,029	9,507
Registrations and filing fees	18,290	14,964	6,999
Shareholder reports	19,281	19,762	21,706
Transfer agent fees–Class A	1,868	2,324	—
Transfer agent fees–Class I	4,102	3,503	1,992
Transfer agent fees–Class R6	1,808	—	1,808
Trustees’ fees and expenses	931	1,743	3,310
Tax expense	1,926	1,928	1,926
Other fees	2,674	2,169	2,689

Total expenses before fee waiver/reimbursement	238,332	301,886	378,944
Expenses waived/reimbursed by:
Advisor	(142,766)	(187,161)	(132,646)

Net expenses	95,566	114,725	246,298

Net Investment Income	620,847	1,076,900	1,436,813

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) on:
Investment transactions	(59,176)	(935,027)	(1,992,981)
Foreign currency transactions	10,023	190,278	18,921
Foreign currency exchange contracts	(25,050)	—	281,312
Foreign tax	—	—	(90)
Written options	21,039	—	890,614
Futures contracts	(55,217)	(6,306)	(328,054)
Swap agreements	(33,748)	(27,492)	(114,029)

Net realized losses	(142,129)	(778,547)	(1,244,307)
Net change in unrealized appreciation/ (depreciation) on:
Investments	600,452	783,520	1,410,487
Foreign currency	(1,275)	(7,763)	(5,651)
Foreign currency exchange contracts	(30,292)	20,353	156,407
Foreign tax	—	—	(877)
Written Options	4,287	1,783	(22,246)

FINANCIAL STATEMENTS

Statements of Operations (cont.)

For the Six Months Ended March 31, 2019

(Unaudited)

	RBC BlueBay Emerging Market Debt Fund	RBC BlueBay High Yield Bond Fund	RBC BlueBay Diversified Credit Fund
Futures contracts	$(27,712)	$(11,920)	$(211,131)
Swap agreements	75,678	(27,473)	70,255

Net unrealized gains	621,138	758,500	1,397,244

Change in net assets resulting from operations	$1,099,856	$1,056,853	$1,589,750

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Emerging Market Debt Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment income	$620,847	$1,073,200
Net realized losses from investments, foreign currency, written options, futures contracts and swap contracts transactions	(142,129)	(1,092,136)
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, written options, futures contracts and swap contracts	621,138	(568,902)

Change in net assets resulting from operations	1,099,856	(587,838)

Distributions to Shareholders:
Class A	(692)	(1,768)
Class I	(817,776)	(655,231)
Class R6	(396)	(380)

Change in net assets resulting from shareholder distributions	(818,864)	(657,379)

Capital Transactions:
Proceeds from shares issued	587,498	7,509,945
Distributions reinvested	810,336	648,316
Cost of shares redeemed	(4,314,585)	(1,489,555)

Change in net assets resulting from capital transactions	(2,916,751)	6,668,706

Net increase/(decrease) in net assets	(2,635,759)	5,423,489
Net Assets:
Beginning of period	23,981,797	18,558,308

End of period	$21,346,038	$23,981,797

Share Transactions:
Issued	61,631	774,480
Reinvested	87,294	64,461
Redeemed	(449,930)	(151,712)

Change in shares resulting from capital transactions	(301,005)	687,229

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay High Yield Bond Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment income	$1,076,900	$1,770,960
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	(778,547)	672,341
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, written options, futures contracts and swap contracts	758,500	(967,411)

Change in net assets resulting from operations	1,056,853	1,475,890

Distributions to Shareholders:
Class A	(42,568)	(6,932)
Class I	(2,091,775)	(1,431,504)

Change in net assets resulting from shareholder distributions	(2,134,343)	(1,438,436)

Capital Transactions:
Proceeds from shares issued	5,444,229	5,871,766
Distributions reinvested	2,118,507	1,436,456
Cost of shares redeemed	(1,661,983)	(5,702,527)

Change in net assets resulting from capital transactions	5,900,753	1,605,695

Net increase in net assets	4,823,263	1,643,149
Net Assets:
Beginning of period	39,025,114	37,381,965

End of period	$43,848,377	$39,025,114

Share Transactions:
Issued	547,332	568,475
Reinvested	214,779	139,001
Redeemed	(170,975)	(552,755)

Change in shares resulting from capital transactions	591,136	154,721

See Notes to the Financial Statements.

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	RBC BlueBay Diversified Credit Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment income	$1,436,813	$2,678,804
Net realized gains/(losses) from investments, foreign currency, written options, futures contracts and swap contracts transactions	(1,244,307)	1,707,295
Net change in unrealized appreciation/(depreciation) on investments, foreign currency, written options, futures contracts and swap contracts	1,397,244	(5,083,240)

Change in net assets resulting from operations	1,589,750	(697,141)

Distributions to Shareholders:
Class I	(3,580,141)	(2,360,212)
Class R6	(525)	(350)

Change in net assets resulting from shareholder distributions	(3,580,666)	(2,360,562)

Capital Transactions:
Proceeds from shares issued	500,370	766,358
Distributions reinvested	3,573,666	2,351,212
Cost of shares redeemed	(904,110)	(475,386)

Change in net assets resulting from capital transactions	3,169,926	2,642,184

Net increase/(decrease) in net assets	1,179,010	(415,519)
Net Assets:
Beginning of period	72,291,260	72,706,779

End of period	$73,470,270	$72,291,260

Share Transactions:
Issued	52,918	76,144
Reinvested	387,030	232,317
Redeemed	(96,386)	(46,792)

Change in shares resulting from capital transactions	343,562	261,669

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/19 (Unaudited)	$ 9.63	0.25	0.21	—	0.46	(0.34)	—	—	(0.34)	$ 9.75
Year Ended 9/30/18	10.36	0.50	(0.85)	—	(0.35)	(0.38)	—	—	(0.38)	9.63
Year Ended 9/30/17	9.78	0.50	0.08	—	0.58	—	—	—	—	10.36
Year Ended 9/30/16	8.64	0.45	0.69	—	1.14	—	—	—	—	9.78
Year Ended 9/30/15	9.75	0.40	(1.44)	—	(1.04)	(0.07)	—	—	(0.07)	8.64
Period Ended 9/30/14(b)	9.83	0.33	(0.08)	—	0.25	(0.18)	(0.15)	—	(0.33)	9.75
Class I
Six Months Ended 3/31/19 (Unaudited)	$ 9.71	0.27	0.21	—	0.48	(0.35)	—	—	(0.35)	$ 9.84
Year Ended 9/30/18	10.41	0.51	(0.84)	—	(0.33)	(0.37)	—	—	(0.37)	9.71
Year Ended 9/30/17	9.81	0.54	0.06	—	0.60	—	—	—	—	10.41
Year Ended 9/30/16	8.64	0.50	0.67	—	1.17	—	—	—	—	9.81
Year Ended 9/30/15	9.75	0.36	(1.39)	—	(1.03)	(0.08)	—	—	(0.08)	8.64
Year Ended 9/30/14	9.92	0.40	(0.17)	—	0.23	(0.24)	—	(0.16)	(0.40)	9.75
Class R6
Six Months Ended 3/31/19 (Unaudited)	$ 9.74	0.27	0.22	—	0.49	(0.35)	—	—	(0.35)	$ 9.88
Year Ended 9/30/18	10.42	0.53	(0.86)	—	(0.33)	(0.35)	—	—	(0.35)	9.74
Period Ended 9/30/17(c)	9.25	0.45	0.72	—	1.17	—	—	—	—	10.42

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.

(c)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/19 (Unaudited)	5.05%(c)	$ 20	1.12%(d)	5.41%(d)	21.69%(d)	141%
Year Ended 9/30/18	(3.38)%	19	1.13%	5.05%	11.41%	364%
Year Ended 9/30/17	5.94%	63	1.15%	5.17%	7.94%	251%
Year Ended 9/30/16	13.08%	112	1.15%	4.96%	4.54%	279%
Year Ended 9/30/15	(10.72)%	241	1.15%	4.32%	3.84%	282%
Period Ended 9/30/14(e)	2.51%(c)	10	1.25%(d)	3.91%(d)	53.32%(d)	233%
Class I
Six Months Ended 3/31/19 (Unaudited)	5.19%(c)	$ 21,314	0.87%(d)	5.65%(d)	2.14%(d)	141%
Year Ended 9/30/18	(3.26)%	23,952	0.88%	5.21%	2.18%	364%
Year Ended 9/30/17	6.23%	18,484	0.90%	5.54%	2.24%	251%
Year Ended 9/30/16	13.43%	19,067	0.90%	5.44%	1.79%	279%
Year Ended 9/30/15	(10.67)%	26,588	0.90%	3.81%	1.14%	282%
Year Ended 9/30/14	2.32%	216,014	1.00%	4.04%	1.05%	233%
Class R6
Six Months Ended 3/31/19 (Unaudited)	5.18%(c)	$ 11	0.82%(d)	5.70%(d)	35.15%(d)	141%
Year Ended 9/30/18	(3.18)%	11	0.84%	5.32%	34.20%	364%
Period Ended 9/30/17(f)	12.65%(c)	11	0.85%(d)	5.93%(d)	53.42%(d)	251%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.

FINANCIAL HIGHLIGHTS

RBC BlueBay Emerging Market Debt Fund

(Selected data for a share outstanding throughout the periods indicated)

(f) For the period from December 27, 2016 (commencement of operations) to September 30, 2017. See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/19 (Unaudited)	$10.42	0.25	(0.03)	—	0.22	(0.55)	—	(0.55)	$10.09
Year Ended 9/30/18	10.42	0.47	(0.10)	0.01	0.38	(0.38)	—	(0.38)	10.42
Year Ended 9/30/17	9.98	0.47	0.26	—	0.73	(0.29)	—	(0.29)	10.42
Year Ended 9/30/16	9.82	0.48	0.16	—	0.64	(0.41)	(0.07)	(0.48)	9.98
Year Ended 9/30/15	10.41	0.46	(0.44)	—	0.02	(0.26)	(0.35)	(0.61)	9.82
Period Ended 9/30/14(b)	10.41	0.41	0.04	—	0.45	(0.45)	—	(0.45)	10.41
Class I
Six Months Ended 3/31/19 (Unaudited)	$10.47	0.27	(0.03)	—	0.24	(0.55)	—	(0.55)	$10.16
Year Ended 9/30/18	10.46	0.47	(0.07)	—	0.40	(0.39)	—	(0.39)	10.47
Year Ended 9/30/17	9.98	0.49	0.28	—	0.77	(0.29)	—	(0.29)	10.46
Year Ended 9/30/16	9.82	0.50	0.17	—	0.67	(0.44)	(0.07)	(0.51)	9.98
Year Ended 9/30/15	10.42	0.48	(0.45)	—	0.03	(0.28)	(0.35)	(0.63)	9.82
Year Ended 9/30/14	10.35	0.53	0.21	—	0.74	(0.56)	(0.11)	(0.67)	10.42

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from November 27, 2013 (commencement of operations) to September 30, 2014.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/19 (Unaudited)	2.41%(c)	$ 522	0.82%(d)	5.10%(d)	2.44%(d)	65%
Year Ended 9/30/18	3.71%	556	0.82%(e)	4.56%	2.82%	158%
Year Ended 9/30/17	7.37%	33	0.70%	4.59%	4.44%	101%
Year Ended 9/30/16	6.86%	831	0.70%	4.86%	2.25%	84%
Year Ended 9/30/15	0.15%	505	0.98%(f)	4.53%	2.38%	128%
Period Ended 9/30/14(g)	4.38%(c)	29	1.20%(d)	4.62%(d)	25.84%(d)	116%
Class I
Six Months Ended 3/31/19 (Unaudited)	2.57%(c)	$43,327	0.57%(d)	5.39%(d)	1.50%(d)	65%
Year Ended 9/30/18	3.95%	38,469	0.56%(e)	4.56%	1.49%	158%
Year Ended 9/30/17	7.89%	37,349	0.45%	4.83%	1.44%	101%
Year Ended 9/30/16	7.14%	31,824	0.45%	5.13%	1.50%	84%
Year Ended 9/30/15	0.28%	29,662	0.75%(f)	4.76%	1.33%	128%
Year Ended 9/30/14	7.36%	34,631	0.95%	5.05%	1.30%	116%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)

Beginning November 1, 2017, the net operating expenses were contractually limited to 0.82% and 0.57% of average daily net assets for Class A and Class I, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

FINANCIAL HIGHLIGHTS

RBC BlueBay High Yield Bond Fund

(Selected data for a share outstanding throughout the periods indicated)

(f) Beginning August 3, 2015, the net operating expenses were contractually limited to 0.975% and 0.725% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the year ended September 30, 2015.

(g) For the period from November 27, 2013 (commencement of operations) to September 30, 2014.

See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

RBC BlueBay Diversified Credit Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 3/31/19 (Unaudited)	$ 9.80	0.19	—	—	0.19	(0.41)	(0.07)	—	(0.48)	$ 9.51
Year Ended 9/30/18	10.21	0.39	(0.47)	—	(0.08)	(0.33)	—	—	(0.33)	9.80
Year Ended 9/30/17	10.03	0.36	0.05	—	0.41	(0.23)	—	—	(0.23)	10.21
Year Ended 9/30/16	9.57	0.40	0.31	—	0.71	(0.14)	(0.11)	—	(0.25)	10.03
Period Ended 9/30/15(b)	10.00	0.24	(0.54)	—	(0.30)	(0.13)	—	—	(0.13)	9.57
Class R6
Six Months Ended 3/31/19 (Unaudited)	$ 9.80	0.19	—	—	0.19	(0.41)	(0.07)	—	(0.48)	$ 9.51
Year Ended 9/30/18	10.21	0.40	(0.48)	—	(0.08)	(0.33)	—	—	(0.33)	9.80
Period Ended 9/30/17(c)	9.59	0.26	0.36	—	0.62	—	—	—	—	10.21

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.

(c)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

FINANCIAL HIGHLIGHTS

RBC BlueBay Diversified Credit Fund

(Selected data for a share outstanding throughout the periods indicated)

			Ratios/Supplemental Data
	Total Return(a)(b)		Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets		Ratio of Net Investment Income (Loss) to Average Net Assets		Ratio of Expenses to Average Net Assets*		Portfolio Turnover Rate**
Class I
Six Months Ended 3/31/19 (Unaudited)	2.15%	(c)	$73,459	0.69%	(d)	4.03%	(d)	1.06%	(d)	65%
Year Ended 9/30/18	(0.87)%		72,281	0.69%		3.92%		1.03%		243%
Year Ended 9/30/17	4.28%		72,696	1.00%		3.64%		1.32%		215%
Year Ended 9/30/16	7.56%		68,470	1.00%		4.11%		1.29%		246%
Period Ended 9/30/15(e)	(3.08)%	(c)	63,340	1.00%	(d)	2.99%	(d)	1.34%	(d)	193%
Class R6
Six Months Ended 3/31/19 (Unaudited)	2.16%	(c)	$ 11	0.64%	(d)	4.04%	(d)	35.64%	(d)	65%
Year Ended 9/30/18	(0.83)%		11	0.63%		3.95%		33.95%		243%
Period Ended 9/30/17(f)	6.47%	(c)	11	0.95%	(d)	3.42%	(d)	54.27%	(d)	215%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a)	Excludes sales charge.

(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.

(d)	Annualized.

(e)	For the period from December 9, 2014 (commencement of operations) to September 30, 2015.

(f)	For the period from December 27, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). This report includes the following three investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC BlueBay Emerging Market Debt Fund (“Emerging Market Debt Fund”) (formerly known as RBC BlueBay Emerging Market Select Bond Fund)

- RBC BlueBay High Yield Bond Fund (“ High Yield Bond Fund”) (formerly known as RBC BlueBay Global High Yield Bond Fund)

- RBC BlueBay Diversified Credit Fund (“Diversified Credit Fund”)

Class I shares are offered by each Fund; Class A shares are offered by each Fund except Diversified Credit Fund; Class R6 shares are offered by each Fund except High Yield Bond Fund. Class A shares are offered with a 4.25% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I shares and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US)” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Funds and BlueBay Asset Management LLP (“BlueBay” or “Sub-Advisor”) acts as a sub-advisor for each of the Funds. BlueBay Asset Management USA LLC (“BlueBay US”) also acts as a sub-advisor for the High Yield Bond Fund and the Diversified Credit Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

NOTES TO FINANCIAL STATEMENTS

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Bank loans are valued using recently executed transactions, market price quotations, credit/market events, and cross-asset pricing. Inputs are generally observable market inputs obtained from independent sources. Bank Loans are generally categorized as Level 2 of the fair value hierarchy, unless key inputs are unobservable which would then be as Level 3.

Exchange-traded options, futures and options on futures are valued at the last sale price at the close of the market on the principal exchange on which they are traded. In the absence of any transactions on that day, the closing bid price shall be used for purchased options, futures and options on futures, and the closing ask price shall be used for written options. Such instruments are categorized as Level 1 of the fair value hierarchy. Options contracts traded in the over-the-counter (“OTC”) market shall be valued at the evaluated price provided by an independent pricing service or broker-dealer using a mathematical model which incorporates a number of market data factors, such as trades and prices of the underlying instruments. These contracts are categorized as Level 2 of the fair value hierarchy. Forward foreign currency exchange contracts are marked to market daily based upon foreign currency exchange rates provided by an independent pricing service as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. EST, and are generally classified as Level 2 within the fair value hierarchy.

Swaps, including credit-default swaps, interest rate swaps and total return swaps, are generally valued by an independent pricing service using a discounted cash flow methodology. This technique is used to value both the fixed and variable components of the swap contracts and takes into account market data and inputs sourced from various institutions and market-makers and includes daily intra-day and closing spreads, credit index quotes, yield curves, and recovery rate assumptions. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair market value of the contract, is included in the Fund’s net assets. These swap contracts are categorized as Level 2 in the fair valuation hierarchy.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of (NYSE) on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

NOTES TO FINANCIAL STATEMENTS

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, Co-Administrator and Sub-Advisor, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•   Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•  Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

NOTES TO FINANCIAL STATEMENTS

•   Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2019 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Emerging Market Debt Fund
Assets:
Investments in Securities
Corporate Bonds	$—	$4,487,659	$—	$4,487,659
Foreign Government Bonds	—	15,702,836	—	15,702,836
Put Options Purchased	4,180	—	—	4,180
Investment Company	309,578	—	—	309,578
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	30,671	—	30,671
Credit default swaps	—	32,007	—	32,007
Interest rate swaps - Appreciation	—	37,002	—	37,002

Total Assets	$313,758	$20,290,175	$—	$20,603,933

Liabilities:
Other Financial Instruments*
Option Written - Put	$ (42)	$ —	$—	$(42)
Interest Rate Swaps	—	(9,042)	—	(9,042)
Financial futures contracts	(26,944)	—	—	(26,944)
Foreign currency exchange contracts - forward contracts	—	(54,434)	—	(54,434)

Total Liabilities	$(26,986)	$(63,476)	$—	$(90,462)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
High Yield Bond Fund
Assets:
Investments in Securities
Bank Loans	$—	$—	$15,982	$15,982
Corporate Bonds
Australia	—	—	314,660	314,660
Canada	—	796,433	—	796,433
China	—	417,184	—	417,184
France	—	203,010	—	203,010
Ireland	—	425,315	—	425,315
Italy	—	498,817	—	498,817
Luxembourg	—	1,820,505	—	1,820,505
Netherlands	—	148,142	—	148,142
United Arab Emirates	—	435,085	—	435,085
United Kingdom	—	1,174,196	—	1,174,196
United States	—	34,403,765	—	34,403,765
Rights/Warrants	—	16	—	16
Common Stocks	—	—	149,723	149,723
Put Option Purchased	19,755	—	—	19,755
Investment Company	352,236	—	—	352,236
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	19,548	—	19,548
Financial futures contracts	5,912	—	—	5,912

Total Assets	$377,903	$40,342,016	$480,365	$41,200,284

Liabilities:
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	$—	$(5,811)	$—	$ (5,811)
Option Written - Put	(11,750)	—	—	(11,750)
Financial futures contracts	(12,306)	—	—	(12,306)
Credit default swaps	—	(65,269)	—	(65,269)

Total Liabilities	$(24,056)	$(71,080)	$—	$(95,136)

NOTES TO FINANCIAL STATEMENTS

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Diversified Credit Fund
Assets:
Investments in Securities
Convertible Bonds	$ —	$13,663,612	$ —	$13,663,612
Corporate Bonds
Australia	—	—	199,286	199,286
Austria	—	749,665	—	749,665
Brazil	—	513,199	—	513,199
China	—	231,922	—	231,922
Colombia	—	185,489	—	185,489
France	—	3,323,963	—	3,323,963
Indonesia	—	207,450	—	207,450
Italy	—	4,793,406	—	4,793,406
Kazakhstan	—	209,977	—	209,977
Mexico	—	229,241	—	229,241
Mongolia	—	208,500	—	208,500
Netherlands	—	2,244,681	—	2,244,681
Nigeria	—	406,070	—	406,070
South Africa	—	210,610	—	210,610
Spain	—	3,017,513	—	3,017,513
Switzerland	—	1,323,300	—	1,323,300
Turkey	—	54,761	—	54,761
Ukraine	—	81,200	—	81,200
United Kingdom	—	4,072,732	—	4,072,732
United States	—	131,547	—	131,547
Venezuela	—	153,525	—	153,525
Common Stocks	—	—	83,650	83,650
Foreign Government Bonds	—	29,128,713	—	29,128,713
Put Options Purchased	3,794	—	—	3,794
Investment Company	5,159,392	—	—	5,159,392
Other Financial Instruments*
Foreign currency exchange contracts - forward contracts	—	235,155	—	235,155
Credit default swaps	—	52,987	—	52,987
Interest rate swaps - Appreciation	—	35,795	—	35,795
Total Assets	$5,163,186	$65,465,013	$282,936	$70,911,135
Liabilities:
Other Financial Instruments*
Interest Rate Swaps	$ —	$ (56,289)	$—	$ (56,289)
Foreign currency exchange contracts - forward contracts	—	(142,554)	—	(142,554)
Financial futures contracts	(246,523)	—	—	(246,523)
Total Liabilities	$(246,523)	$(198,843)	$—	$(445,366)

NOTES TO FINANCIAL STATEMENTS

*Other financial instruments are instruments shown on the Schedule of Portfolio Investments, such as futures contracts, options, swaps and foreign currency exchange contracts which are valued at fair value.

During the period ended March 31, 2019, the Funds recognized no transfers to/from Level 1 or Level 2. The Fund’s policy is to recognize transfers to/from Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	High Yield Bond Fund
	Bank Loans– (United States)	Common Stocks	Corporate Bonds– (Australia)
Balance as of 9/30/18(value)	$ 73,881	$ 15,981	$ 255,000
Sales (Paydowns)	(57,932)	—	(255,000)
Transfer into Level 3	—	129,803	314,660
Change in unrealized appreciation (depreciation)	33	3,939	—
Balance as of 3/31/19(value)	$15,982	$149,723	$314,660

		Diversified Credit Fund
		Common Stocks– (United States)	Corporate Bonds– (Australia)
Balance as of 9/30/18(value)		$ —	$ 161,500
Purchases		70,670	199,286
Sales (Paydowns)		—	(161,500)
Change in unrealized appreciation (depreciation)		12,980	—
Balance as of 3/31/19(value)		$83,650	$ 199,286

The Funds’ assets assigned to the Level 3 category are valued utilizing the valuation technique deemed the most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults that may not be generally observable for the security. The Bank Loans and Common Stock in High Yield Bond Fund were fair valued using a discounted cash flow model based on unobservable inputs that include estimated cash flows, implied credit spread and discount rate (weighted average cost of capital). The Corporate Bonds in High Yield Bond Fund and Diversified Credit Fund were fair valued at the estimated discounted recovery amount to be received in the liquidation or restructuring of the issuer. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Foreign Currency Transactions:

The values of foreign securities, foreign currencies and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using current exchange rates each business day. Fluctuations in the value of foreign currency holdings and other assets and liabilities resulting from movements in currency exchange rates are recorded as unrealized foreign currency gains or losses. The effects of changes in foreign currency exchange rates on investments in securities are not segregated from the effects of changes in market prices of those securities on the Statements of Operations. Such fluctuations are included with the net change in unrealized appreciation/depreciation on investment transactions. However, for tax purposes, the effects of fluctuations in foreign currency exchange rates when determining the realized gain or loss upon the sale or maturity of foreign currency denominated

NOTES TO FINANCIAL STATEMENTS

debt obligations are segregated pursuant to U.S. Federal income tax regulations; such amounts are categorized as foreign exchange gain or loss for both financial reporting and income tax reporting purposes.

Financial Instruments:

Bank Loans:

A Fund may invest in fixed and floating rate loans from one or more financial institutions (“lender(s)”) to a borrower by way of: (i) assignment/transfer of; or (ii) participation in the whole or part of the loan amount outstanding. In both instances, assignments or participations of such loans must be capable of being freely traded and transferred between investors in the loans. Participations typically will result in a Fund having a contractual relationship only with a lender as grantor of the participation but not with the borrower. A Fund acquires a participation interest only if the lender(s) positioned between the Fund and the borrower is determined by the Sub-Advisor to be creditworthy. When purchasing loan participations, a Fund assumes the economic risk associated with the corporate borrower and the credit risk associated with an interposed bank or other financial intermediary. Loan assignments typically involve a transfer of debt from a lender to a third party. When purchasing loan assignments, a Fund assumes the credit risk associated with the corporate borrower only.

Such loans may be secured or unsecured. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation. In addition, investments in loans through a direct assignment include the risk that if a loan is terminated, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral.

Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates.

A loan is often administered by an agent bank acting as agent for all holders. Unless, under the terms of the loan or other indebtedness, a Fund has direct recourse against the corporate borrower, the Fund may have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies against a corporate borrower.

When a Fund purchases a floating rate loan interest, it may receive a facility fee and when it sells a floating rate loan interest, it may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statement of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations.

As of March 31, 2019, the Funds did not have any unfunded floating rate loan interests.

Payment-in-Kind Securities:

The Funds may invest in payment-in-kind securities (“PIKs”). PIKs give the issuer the option at each interest payment date of making interest payments in either cash or additional debt securities. Those additional debt securities usually have the same terms, including maturity dates and interest rates, and associated risks as the original bonds. The daily market quotations of the original bonds may include

NOTES TO FINANCIAL STATEMENTS

the accrued interest (referred to as a dirty price) and require a pro-rata adjustment from the unrealized appreciation or depreciation on investments to interest receivable on the Statement of Assets and Liabilities.

For the period ended March 31, 2019, the total in-kind payments received by the Global High Yield Bond Fund and Diversified Credit Fund with respect to PIKs constituted less than 5% of the Fund’s total income and, therefore, such payments were not disclosed as a separate line item on the Statement of Operations.

Derivatives:

The Funds may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities as tools in the management of portfolio assets. A Fund may use such derivatives through either the creation of long or short positions to hedge various investments, for investment purposes, for risk management and/or to increase income or gain to the Fund. Derivatives allow a Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Derivatives may be riskier than other types of investments and could result in losses that significantly exceed a Fund’s original investment. Derivatives are subject to the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index. The use of derivatives may not be successful, resulting in losses to a Fund, and the cost of such strategies may reduce the Fund’s returns.

Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Funds, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that a Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Funds are subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

In addition to the risks associated with derivatives in general, the Funds will also be subject to risks related to swap agreements. Because swap agreements are not exchange-traded, but are private contracts into which a Fund and a swap counterparty enter as principals, a Fund may experience a loss or delay in recovering assets if the counterparty defaults on its obligations. Each Fund will segregate or earmark liquid assets in an amount sufficient to cover its obligations under swap agreements.

Financial Futures Contracts:

The Funds may enter into futures contracts in an effort to manage the duration of the portfolio and hedge against certain market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

The Funds entered into U.S. Treasury Bond futures, Euro Dollar futures and Euro-Bund futures during the period ended March 31, 2019.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying instrument. A Fund would record an unrealized gain or loss each day equal to these daily payments.

Open futures contracts are shown on the Schedules of Portfolio Investments. Underlying collateral pledged for open futures contracts is the cash at brokers for financial futures contracts shown on the Statements of Assets and Liabilities at March 31, 2019.

NOTES TO FINANCIAL STATEMENTS

Options:

The Funds may write (or sell) put and call options on the securities that the Funds are authorized to buy or already hold in their portfolio. The Funds may also purchase put and call options.

A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying instrument at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise price at any time or at a specified time during the option period. When a Fund purchases (writes) an option, an amount equal to the premium paid (received) by a Fund is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or a Fund enters into a closing transaction), a Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When a Fund writes a call option, such option is “covered,” meaning that a Fund holds the underlying instrument subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When a Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, a Fund bears the market risk of an unfavorable change in the price of the underlying instrument or the risk that a Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in a Fund purchasing or selling a security at a price different from the current market value.

A Fund may execute transactions in both listed (exchange-traded) and OTC options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain OTC options may expose a Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the OTC option transaction, a Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized gain of the contract (as writer).

Forward Foreign Currency Exchange Contracts:

The Funds enter into forward foreign currency contracts (“Forward”) to hedge their exposure to changes in foreign currency exchange rates on foreign portfolio holdings (foreign currency exchange risk). In addition, certain Funds may use a Forward to provide exposure to the foreign currency market. A Forward is an agreement between two parties to purchase or sell a foreign currency at a future date at a negotiated forward rate. A Forward is marked-to-market daily and the change in market value is recorded by the Funds as unrealized appreciation or depreciation until the contract settlement date.

The market value of the Forward is determined using the forward rate for the remainder of the outstanding period of the contract, through the delivery date. When a Forward is closed or settled, the Funds record a realized gain or loss equal to the fluctuation in rates during the period a Forward was open.

In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract.

Details of Forward contracts at period end are included in the Schedules of Portfolio Investments under the caption “Foreign currency exchange contracts.”

Swap Agreements:

The Funds may enter into swap agreements, which are agreements involving two parties to exchange the return generated by a security, currency, commodity, interest rate, index, or other measures for the return generated by another instrument, for example, the agreement to pay interest in exchange for a market-linked return based on a notional amount. The Funds entered into interest rate, credit default and other swap agreements as of March 31, 2019.

NOTES TO FINANCIAL STATEMENTS

Interest rate swap agreements generally involve the agreement by a Fund to pay a counterparty a fixed or floating rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity.

The Funds enter into cross-currency swaps to gain or reduce exposure to foreign currencies or as an economic hedge against either specific transactions or portfolio instruments (foreign currency exchange rate and/or interest rate risk). Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps may also involve an exchange of notional amounts at the start, during and/or at expiration of the contract, either at the current spot rate or another specified rate.

The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds enter into credit default swap agreements to provide a measure of protection against the default of an issuer (as buyer of protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a writedown, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, if an underlying credit event occurs, the Funds will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.

Total return swap agreements involve the commitments to pay or receive an amount generally determined by reference to a security, index or other measure in exchange for a specific market linked return, based on notional amounts. To the extent that the total return of the security, index or other measure underlying the transaction exceeds or falls short of the offsetting interest rate-based obligation, the Funds receive or make a payment to the counterparty. Interim payments and payments received or made by a Fund at the expiration or other termination of the swap agreements are recorded in the Statement of Operations as realized gains or losses, respectively. Swap agreements are marked-to-market daily based on dealer-supplied valuations, and changes in value, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation/ (depreciation). Risks may exceed amounts recognized on the Statements of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the swap agreements. Details of swap agreements open at period end are included in the Schedules of Portfolio Investments under the captions “Interest rate swaps” and “Credit default swaps”.

NOTES TO FINANCIAL STATEMENTS

Fair Values of derivative instruments as of March 31, 2019 are as follows:

Fair Values of Derivative Financial Instrument as of March 31, 2019
Statement of Assets and Liabilities Location
Asset Derivatives
	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Credit Risk:
Credit default swaps, at value	$32,007	$—	$52,987
Equity Risk:
Investments, at value (put options purchased)	3,794	—	3,794
Interest Rate Risk:
Unrealized appreciation on interest rate swaps contracts	37,002	—	35,795
Unrealized appreciation on futures contracts	—	5,912	—
Foreign currency exchange risk:
Investments, at value (put options purchased)	386	—	—
Unrealized appreciation on forward foreign currency exchange contracts	30,671	19,548	237,458

Total	$103,860	$25,460	$330,034

Liability Derivatives
	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Credit Risk:
Credit default swaps, at value	$—	$65,269	$—
Equity Risk:
Written options, at value	—	11,750	—
Interest Rate Risk:
Unrealized depreciation on interest rate swaps	9,042	—	56,289
Unrealized depreciation on futures contracts	26,944	12,306	246,523
Foreign currency exchange risk:
Unrealized depreciation on forward foreign currency exchange contracts	54,434	5,811	144,857
Written options, at value	42	—	—

Total	$90,462	$95,136	$447,669

NOTES TO FINANCIAL STATEMENTS

The effect of derivative instruments on the Statement of Operations during the period ended March 31, 2019 is as follows:

Derivative Instruments Categorized by Risk Exposure	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Net realized Gain/(Loss) From:
Credit Risk:
Credit default swaps	$(3,936)	$(27,492)	$(44,608)
Equity Risk:
Put options purchased(1)	25,892	—	(873,322)
Written Options	—	—	890,614
Interest Rate Risk:
Interest rate swaps	(29,812)	—	(69,421)
Financial futures contracts	(55,217)	(6,306)	(328,054)
Foreign currency exchange risk:
Call options purchased(1)	18,416	—	—
Put options purchased(1)	19,628	—	—
Forward foreign currency exchange contracts	(25,050)	—	281,312
Written Options	21,039	—	—

Total	$(29,040)	$(33,798)	$(143,479)

Derivative Instruments Categorized by Risk Exposure	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Net Change in Unrealized Appreciation/(Depreciation) From:
Credit Risk:
Credit default swaps	$46,573	$(27,473)	$47,987
Equity Risk:
Put options purchased	(7,364)	—	—
Written options	4,287	—	(22,246)
Interest Rate Risk:
Interest rate swaps	29,105	—	22,268
Financial futures contracts	(27,712)	(11,920)	(211,131)
Foreign currency exchange risk:
Forward foreign currency exchange contracts	(30,292)	20,353	156,407
Written options	—	1,783	—

Total	$14,597	$(17,257)	$(6,715)

(1)	Included in net realized gains/(losses) on investment transactions on Statement of Operations.

For the period ended March 31, 2019, the average volume of derivative activities based on ending quarterly outstanding amounts are as follows:

	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Futures long position (contracts)	18	—	1
Futures short position (contracts)	—	26	180
Forward foreign currency exchange contracts purchased (U.S. dollar amounts)	$6,455,902	$4,834,667	$33,670,201
Forward foreign currency exchange contracts sold (U.S. dollar amounts)	5,021,246	674,112	12,303,775
Purchased options (Cost $)	11,421	11,059	361,181

NOTES TO FINANCIAL STATEMENTS

	Emerging Market Debt Fund	High Yield Bond Fund	Diversified Credit Fund
Written Options (Premium received $)	$1,337	$6,767	$379,900
Interest rate swaps (Notional Amount in U.S. Dollars)	41,837,500	—	283,827,000
Credit default swaps (Notional Amount in U.S. Dollars)	1,489,000	3,412,500	7,400,000

Counterparty Credit Risk:

Derivatives may also expose a Fund to counterparty risk (the risk that the derivative counterparty will not fulfill its contractual obligations). To the extent amounts due to the Funds from their counterparties are not fully collateralized contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance. A Fund’s maximum risk of loss from counterparty credit risk on over-the-counter (“OTC”) derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Funds.

For foreign currency exchange contracts, risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts, or if the foreign currency rates change unfavorably.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC purchased options, the Funds bear the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Funds do not give rise to counterparty credit risk, as written options obligate the Funds to perform and not the counterparty. Counterparty risk related to exchange-traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade.

With exchange-traded purchased options and futures and centrally cleared swaps, the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures and centrally cleared swaps with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define its contractual rights and to secure rights that will help the Funds mitigate its counterparty risk,the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty.

However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event a Fund’s net assets decline by a stated percentage or the Fund fails to

NOTES TO FINANCIAL STATEMENTS

meet the terms of its ISDA Master Agreements, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements:

For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Fund and the counterparty.

Cash collateral that has been pledged to cover obligations of a Fund and cash collateral received from the counterparty,if any, is reported separately on the Statements of Assets and Liabilities as cash due to broker for options contracts, cash at broker for financial futures contracts and segregated cash and foreign currency for options contracts and swap contracts and cash received as payable to broker, respectively. Non-cash collateral pledged by the Fund, if any, is noted in the Schedule of Portfolio Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g. $500,000) before a transfer is required, which is determined at the close of business of a Fund and any additional required collateral is delivered to/pledged by a Fund on the next business day. Typically, a Fund and its counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to a Fund from its counterparties are not fully collateralized, contractually or otherwise, a Fund bears the risk of loss from counterparty non-performance. The Funds attempt to mitigate counterparty risk by entering into agreements only with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statements of Assets and Liabilities.

The following tables present the Fund’s gross and net amount of assets and liabilities available for the offset under netting arrangements as well as any related collateral received or pledged by the Funds as of March 31, 2019:

Emerging Market Debt Fund

	Barclays Bank Plc	Citibank N.A.	Citigroup Global Markets, Inc.	Morgan Stanley	Total
Assets:
Forward Currency Exchange Contracts	$—	30,671	$—	$—	30,671
Swaps	15,216	—	53,793	—	69,009

Total Assets	15,216	30,671	53,793	—	99,680

Liabilities:
Forward Currency Exchange Contracts	—	54,434	—	—	54,434
Financial Futures Contracts	—	—	26,944	—	26,944
Swaps	—	—	1,770	7,272	9,042

Total Liabilities	—	54,434	28,714	7,272	90,420

Total Financial and Derivative Net Assets[1]	15,216	(23,763)	25,079	(7,272)	9,260
Total Collateral Received (Pledged)[2]	—	—	(25,079)	—	(25,079)

Net Amount[3]	$15,216	$(23,763)	$—	$(7,272)	$(15,819)

NOTES TO FINANCIAL STATEMENTS

High Yield Bond Fund

		Citigroup	Credit
		Global	Suisse
	Citibank	Markets,	Securities
	N.A.	Inc.	(USA) LLC	Total
Assets:
Forward Currency Exchange Contracts	$19,548	$—	$—	$19,548
Financial Futures Contracts	—	5,912	—	5,912

Total Assets	19,548	5,912	—	25,460

Liabilities:
Forward Currency Exchange Contracts	5,811	—	—	5,811
Financial Futures Contracts	—	12,306	—	12,306
Put Options Written	—	—	11,750	11,750
Swaps	—	65,269	—	65,269

Total Liabilities	5,811	77,575	11,750	95,136

Total Financial and Derivative Net Assets[1]	13,737	(71,663)	(11,750)	(69,676)
Total Collateral Received (Pledged)[2]	(13,737)	—	—	(13,737)

Net Amount[3]	$—	$(71,663)	$(11,750)	$(83,413)

Diversified Credit Fund
		Citigroup	Credit
		Global	Suisse
	Citibank	Markets,	Securities
	N.A.	Inc.	(USA) LLC	Total
Assets:
Forward Currency Exchange Contracts	$195,744	$41,714	$—	$237,458
Swaps	—	88,782	—	88,782

Total Assets	195,744	130,496	—	326,240

Liabilities:
Forward Currency Exchange Contracts	43,380	101,477	—	144,857
Financial Futures Contracts	—	—	246,523	246,523
Swaps	—	56,289	—	56,289

Total Liabilities	43,380	157,766	246,523	447,669

Total Financial and Derivative Net Assets[1]	152,364	(27,270)	(246,523)	(121,429)
Total Collateral Received (Pledged)[2]	(152,364)	—	—	(152,364)

Net Amount[3]	$—	$(27,270)	$(246,523)	$(273,793)

1 The amount of derivatives for offset is limited to the amount of assets and/or liabilities that are subject to a MNA.

2 Excess of collateral (received) pledged from/to the individual counterparty may not be shown for financial reporting purposes.

3 Net amount represents the net amount receivable (payable) from/to the individual counterparty in the event of default.

Affiliated Investments:

The Funds Invest in other Funds of the Trust (an “Affiliated Fund”). The Funds invest in U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income

NOTES TO FINANCIAL STATEMENTS

earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value September 30, 2018	Purchases	Sales	Value March 31, 2019	Dividends
Investments in U.S. Government Money Market Fund —RBC Institutional Class 1
Emerging Market Debt Fund	$—	$12,217,194	$11,907,616	$ 309,578	$ 5,391
High Yield Bond Fund	—	15,851,654	15,499,418	352,236	11,656
Diversified Credit Fund	—	21,747,388	16,587,996	5,159,392	62,712

Credit Enhancement:

Certain obligations held by the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income net of non-reclaimable withholding taxes is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gains to its shareholders. Income dividends are declared and paid monthly. Capital gain distributions are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent, they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average

NOTES TO FINANCIAL STATEMENTS

daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

Annual Rate
Emerging Market Debt Fund	0.75%
High Yield Bond Fund	0.70%
Diversified Credit Fund	0.59%

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A Annual Rate	Class I Annual Rate	Class R6 Annual Rate
Emerging Market Debt Fund	1.12%	0.87%	0.82%
High Yield Bond Fund	0.82%	0.57%	N/A
Diversified Credit Fund	N/A	0.69%	0.64%

This expense limitation agreement is in place until January 31, 2020 and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. Each Fund will carry forward, for a period not to exceed 3 years from the date on which a waiver or reimbursement is made by RBC GAM-US, any expenses in excess of the expense limitation and repay RBC GAM-US such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

The amounts subject to possible recoupment under the expense limitation agreement were:

	FYE 9/30/16	FYE 9/30/17	FYE 9/30/18	FYE 9/30/19	Total
Emerging Market Debt Fund	$52,133	$246,646	$276,178	$142,431	$717,388
High Yield Bond Fund	193,296	349,860	364,804	186,356	1,094,316
Diversified Credit Fund	116,711	222,516	260,306	128,455	727,988

Each of the Funds are sub-advised by BlueBay, and the High Yield Bond Fund and Diversified Credit Fund are also sub-advised by BlueBay US, which are wholly-owned subsidiaries of Royal Bank of Canada, which is also the parent company of the Advisor. The Sub-Advisors are paid by the Advisor out of the advisory fee paid by the Funds to the Advisor.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive a fee for its role as co-administrator. BNY Mellon receives a fee for its services payable by the Funds based in part on the Funds’ average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statements of Operations.

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $58,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, Independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or Special Board meeting attended, a $1,500 fee for each Board committee meeting attended, and are

NOTES TO FINANCIAL STATEMENTS

reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of each of the Funds, the Advisor invested seed capital in each Fund to provide each Fund with its initial investment assets. The table below shows, as of March 31, 2019, each Fund’s net assets, the shares (if any)of each Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
Emerging Market Debt Fund	$21,346,038	1,161	0.1%
High Yield Bond Fund	$43,848,377	3,118,739	72.3%
Diversified Credit Fund	$73,470,270	5,201,937	67.3%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2019, there were no fees waived by the Distributor.

For the period ended March 31, 2019, the Distributor did not receive any commissions for front-end sales charges of Class A shares of the Funds.

The Distributor did not receive any CDSC fees from Class A shares of the Funds during the period ended March 31, 2019.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2019 were as follows:

	Purchases	Sales
Emerging Market Debt Fund	$28,467,373	$30,828,565
High Yield Bond Fund	29,702,478	23,962,515
Diversified Credit Fund	41,160,288	39,417,946

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	Emerging Market Debt Fund		High Yield Bond Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$—	$13,000	$399,187	$884,320
Distributions reinvested	692	1,768	41,783	6,852
Cost of shares redeemed	—	(55,041)	(431,052)	(381,514)

Change in Class A	$692	$(40,273)	$9,918	$509,658

Class I
Proceeds from shares issued	$587,498	$7,496,945	$5,045,042	$4,987,446
Distributions reinvested	809,248	646,169	2,076,724	1,429,604
Cost of shares redeemed	(4,314,585)	(1,434,514)	(1,230,931)	(5,321,013)

Change in Class I	$(2,917,839)	$6,708,600	$5,890,835	$1,096,037

Class R6
Distributions reinvested	$396	$379	$—	$—

Change in Class R6	$396	$379	$—	$—

Change in net assets resulting from capital transactions	$(2,916,751)	$6,668,706	$5,900,753	$1,605,695

SHARE TRANSACTIONS:
Class A
Issued	—	1,347	39,208	86,618
Reinvested	75	177	4,268	666
Redeemed	—	(5,595)	(45,203)	(37,051)

Change in Class A	75	(4,071)	(1,727)	50,233

Class I
Issued	61,631	773,133	508,124	481,857
Reinvested	87,177	64,246	210,511	138,335
Redeemed	(449,930)	(146,117)	(125,772)	(515,704)

Change in Class I	(301,122)	691,262	592,863	104,488

Class R6
Reinvested	42	38	—	—

Change in Class R6	42	38	—	—

Change in shares resulting from capital transactions	(301,005)	687,229	591,136	154,721

NOTES TO FINANCIAL STATEMENTS

	Diversified Credit Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$500,370	$766,358
Distributions reinvested	3,573,142	2,350,862
Cost of shares redeemed	(904,110)	(475,386)

Change in Class I	$3,169,402	$2,641,834

Class R6
Distributions reinvested	$524	$350

Change in Class R6	$524	$350

Change in net assets resulting from capital transactions	$3,169,926	$2,642,184

SHARE TRANSACTIONS:
Class I
Issued	52,918	76,144
Reinvested	386,973	232,283
Redeemed	(96,386)	(46,792)

Change in Class I	343,505	261,635

Class R6
Reinvested	57	34

Change in Class R6	57	34

Change in shares resulting from capital transactions	343,562	261,669

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2014, 2015, 2016, 2017 and 2018 for all Funds, except Diversified Credit Fund which is the tax years ended September 30 of the years 2015, 2016, 2017 and 2018), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2019, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Emerging Market Debt Fund	$20,337,434	$368,930	$(202,112)	$166,818
High Yield Bond Fund	40,437,860	1,015,612	(206,799)	808,813
Diversified Credit Fund	72,096,116	1,322,964	(2,831,882)	(1,508,918)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, currency straddle losses and MTM on derivatives.

The tax character of distributions during the year ended September 30, 2018 were as follows:

	Distributions Paid From
	Ordinary Income	Total Taxable Distributions	Total Distributions Paid
Emerging Market Debt Fund	$657,379	$657,379	$657,379
High Yield Bond Fund	1,438,436	1,438,436	1,438,436
Diversified Credit Fund	2,360,562	2,360,562	2,360,562

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2019.

As of September 30, 2018, the Emerging Market Debt Fund and High Yield Bond Fund had a short-term capital loss carryforward of $6,079,009 and $44,389, respectively and a long-term capital loss carryforward of $72,468 and $205,948, respectively, available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. These capital loss carryforwards are not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no capital losses which will be treated as arising on the first business day of the fiscal year ending September 30, 2019.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

During the six months ended March 31, 2019, the Funds had the following redemption fees collected by the Funds.

NOTES TO FINANCIAL STATEMENTS

Redemption Fees
High Yield Bond Fund	$72

9. Commitments:

High Yield Bond Fund may invest in floating rate loan interests. In connection with these investments, High Yield Bond Fund may also enter into bridge loan commitments (“commitments”). Commitments may obligate High Yield Bond Fund to furnish temporary financing to a borrower until permanent financing can be arranged. As of March 31, 2019, High Yield Bond Fund had no outstanding commitments. In connection with these commitments, High Yield Bond Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period.

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2019, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
Emerging Market Debt Fund	1	21.0%
High Yield Bond Fund	1	14.8%

In addition, two unaffiliated shareholders in aggregate owned 69.9% of the Emerging Market Debt Fund and one unaffiliated shareholder owned 30.1% of the Diversified Credit Fund as of March 31, 2019. Significant transactions by these shareholders may impact the Funds’ performance.

11. Regulation S-X Amendments

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statement of Assets and Liabilities, Statement of Changes in Net Assets and Notes to the Financial Statements.

Prior year distribution information and undistributed net investment income in the Statement of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended September 30, 2018 were classified as follows:

Net Investment Income
Emerging Market Debt Fund
Class A	$ 1,768
Class I	655,231
Class R6	380
High Yield Bond Fund
Class A	6,932
Class I	1,431,504
Diversified Credit Fund
Class I	2,360,212
Class R6	350

NOTES TO FINANCIAL STATEMENTS

Undistributed net investment income as of September 30, 2018 is as follows:

Undistributed net investment income
Emerging Market Debt Fund	$ 592,770
High Yield Bond Fund	1,381,935
Diversified Credit Fund	1,813,265

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

SHARE CLASS INFORMATION (UNAUDITED)

The Funds offer Class A, Class I and Class R6 shares.

Class A

Class A shares are available in all Funds except Diversified Credit Fund. This share class is available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 4.25% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in Emerging Market Debt Fund and Diversified Credit Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18–3/31/19	Annualized Expense Ratio During Period 10/1/18–3/31/19
Emerging Market Debt Fund
	Class A	$1,000.00	$1,050.50	$5.73	1.12%
	Class I	1,000.00	1,051.90	4.45	0.87%
	Class R6	1,000.00	1,051.80	4.19	0.82%
High Yield Bond Fund
	Class A	1,000.00	1,024.10	4.14	0.82%
	Class I	1,000.00	1,025.70	2.88	0.57%
Diversified Credit Fund
	Class I	1,000.00	1,021.50	3.48	0.69%
	Class R6	1,000.00	1,021.60	3.23	0.64%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18-3/31/19	Annualized Expense Ratio During Period 10/1/18-3/31/19
Emerging Market Debt Fund
	Class A	$1,000.00	$1,019.35	$5.64	1.12%
	Class I	1,000.00	1,020.59	4.38	0.87%
	Class R6	1,000.00	1,020.84	4.13	0.82%
High Yield Bond Fund
	Class A	1,000.00	1,020.84	4.13	0.82%
	Class I	1,000.00	1,022.09	2.87	0.57%
Diversified Credit Fund
	Class I	1,000.00	1,021.49	3.48	0.69%
	Class R6	1,000.00	1,021.74	3.23	0.64%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

This Page Intentionally Left Blank

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2019.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-BB SAR 03-19

Semi-Annual Report For the six months ended March 31, 2019 RBC SMID Cap Growth Fund RBC Enterprise Fund RBC Small Cap Core Fund RBC Microcap Value Fund RBC Small Cap Value Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund.    Global Asset Management

	RBC Funds
About your Semi Annual Report	This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

The RBC Funds compare their performance against various indices. Each of these indices is a widely recognized measure of return for the underlying category of securities. However, the indices are unmanaged, do not include fees, and cannot be invested in directly.

	We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

	A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

	Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of each Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents	Portfolio Managers	1
	Performance Summary	3
	Fund Statistics
	- RBC SMID Cap Growth Fund	7
	- RBC Enterprise Fund	8
	- RBC Small Cap Core Fund	9
	- RBC Microcap Value Fund	10
	- RBC Small Cap Value Fund	11
	Schedule of Portfolio Investments	12
	Financial Statements
	- Statements of Assets and Liabilities	34
	- Statements of Operations	38
	- Statements of Changes in Net Assets	40
	Financial Highlights	45
	Notes to Financial Statements	57
	Share Class Information	71
	Supplemental Information	72

PORTFOLIO MANAGERS

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”) serves as the investment advisor to the RBC Funds. RBC GAM-US employs a team approach to the management of the Funds, with no individual team member being solely responsible for the investment decisions.

Lance F. James

Managing Director, Senior Portfolio Manager

Lance James heads the team responsible for the Microcap Core/Enterprise, Small Cap Core, Small Cap Value and Mid Cap Value strategies at RBC GAM-US and is responsible for portfolio management of the RBC Small Cap Core Fund, RBC Enterprise Fund, RBC Microcap Value Fund, and RBC Small Cap Value Fund. Prior to joining RBC GAM-US in 2006, Lance was a research analyst and portfolio manager for OFI Institutional and Babson Capital Management, affiliated companies of Mass Mutual Life Insurance Company. During his tenure he served as head of the firm’s small/mid cap value investment team. Prior to joining Babson Capital in 1986, Lance worked at Rockwell International Corporation, EBF Associates of Boston and Hewitt Associates. Lance began his career in the investment industry in 1980. He received an AB in Economics from Princeton University and an MBA in Finance from the Wharton School of Business at the University of Pennsylvania.

Lance F. James

George Prince

Vice President, Portfolio Manager, Senior Equity Analyst

George Prince serves as the co-portfolio manager for the RBC Enterprise Fund. George also provides research support for the Small Cap Core, Small Cap Value and Mid Cap Value strategies. He joined RBC GAM-US in 2006 from Eagle Asset Management, where he was a senior equity analyst. Prior to his experience at Eagle Asset Management, George was an analyst at Babson Capital Management. George also has a great deal of entrepreneurial experience and founded SignStorey, a leader in place-based digital communications in retail stores and co-founded Cutting Edge Inc., a global CAD-CAM technology company. George has over 12 years of investment industry experience. He received a BA from Yale University.

George Prince

Kenneth A. Tyszko, CPA, CFA

Managing Director, Senior Portfolio Manager

Ken Tyszko is responsible for portfolio management of the RBC SMID Cap Growth Fund, and provides fundamental research and portfolio management for small, SMID and mid cap growth strategies at RBC GAM-US. Ken has been in the investment industry since 1984 and has been managing small cap growth and SMID cap growth portfolios since 1988. He joined RBC GAM-US in 2001. Ken previously served as a portfolio manager for Oberweis Asset Management, ABN AMRO Asset Management (USA) Inc., ABN AMRO Incorporated, and Sears Investment Management Company. His background also includes experience at Main Hurdman, an international accounting and consulting firm. Ken earned a BS in Accountancy from the University of Illinois. He is a CFA charterholder. Ken is a member of the Illinois CPA Society, the CFA Society of Chicago, and the CFA Institute. He has been a guest on Bloomberg Television, Bloomberg Radio, CNBC, and WebFN.

Kenneth A. Tyszko, CPA, CFA

1

PORTFOLIO MANAGERS

Eric Autio

Eric Autio

Senior Equity Analyst/Portfolio Manager

Eric Autio serves as a co-portfolio manager for the RBC Small Cap Value Fund and provides research and analysis for the Microcap Core, Small Cap Core, Small Cap Value and Mid Cap Value strategies at RBC GAM-US. Prior to joining RBC GAM-US in 2014, he was Senior Equity Analyst and Partner at Buckhead Capital Management where he served as an industry generalist on the small and SMID cap value team. Previously, Eric was Research Analyst and Vice President at SunTrust Robinson Humphrey covering a diverse range of sectors including retail, industrials and business services. He also served as Director with Carolinas Real Data, managing the company’s North Carolina commercial real estate research and software products portfolio, and worked in the Capital Management Group at Wells Fargo. Eric holds a B.A. from Davidson College and an M.B.A. from the Kellogg School of Management at Northwestern University.

2

PERFORMANCE SUMMARY (UNAUDITED)

	1 Year	3 Year	5 Year	10 Year	Since Inception	Net Expense Ratio(a)(b)	Gross Expense Ratio(a)(b)
Average Annual Total Returns as of March 31, 2019 (Unaudited)

RBC SMID Cap Growth Fund(c)(d)
Class A
- Including Max Sales Charge of 5.75%	4.95%	11.20%	7.81%	15.03%	10.76%
- At Net Asset Value	11.34%	13.43%	9.10%	15.72%	11.00%	1.07%	1.40%
Class I
- At Net Asset Value	11.64%	13.69%	9.37%	16.01%	11.31%	0.82%	0.98%
Class R6
- At Net Asset Value	11.62%	13.75%	9.42%	16.20%	11.57%	0.77%	29.30%

Russell 2500 Growth Index(h)	7.54%	15.60%	9.72%	17.50%	10.50%
RBC Enterprise Fund(e)(f)
Class A(g)
- Including Max Sales Charge of 5.75%	(11.31)%	7.81%	0.71%	12.61%	9.67%
- At Net Asset Value	(5.88)%	9.95%	1.91%	13.28%	9.85%	1.33%	1.95%
Class I(g)
- At Net Asset Value	(5.69)%	10.22%	2.16%	13.55%	10.12%	1.08%	1.23%

Russell Microcap Index(h)	(2.36)%	12.29%	5.03%	14.97%	N/A
RBC Small Cap Core Fund(i)(j)
Class A
- Including Max Sales Charge of 5.75%	(18.28)%	3.35%	1.05%	13.55%	9.28%
- At Net Asset Value	(13.28)%	5.42%	2.25%	14.23%	9.52%	1.15%	1.37%
Class I
- At Net Asset Value	(13.06)%	5.68%	2.51%	14.51%	9.67%	0.90%	1.05%
Class R6
- At Net Asset Value	(13.17)%	5.66%	2.52%	14.63%	10.06%	0.87%	1.30%

Russell 2000 Index(h)	2.05%	12.92%	7.05%	15.36%	9.72%
RBC Microcap Value Fund(k)(l)
Class A
- Including Max Sales Charge of 5.75%	(6.78)%	7.07%	3.77%	14.62%	8.79%
- At Net Asset Value	(1.09)%	9.22%	5.00%	15.29%	8.99%	1.32%	1.64%
Class I
- At Net Asset Value	(0.87)%	9.49%	5.27%	15.58%	9.27%	1.07%	1.18%

Russell Microcap Value Index(h)	(3.19)%	13.30%	5.99%	14.91%	N/A
RBC Small Cap Value Fund(m)
Class I
- At Net Asset Value	(6.76)%	8.19%	N/A	N/A	6.42%	0.91%	0.99%
Class R6
- At Net Asset Value	(6.75)%	8.27%	N/A	N/A	6.49%	0.87%	0.98%

Russell 2000 Value Index(h)	0.17%	10.86%	5.59%	14.12%	6.56%

3

PERFORMANCE SUMMARY (UNAUDITED)

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. Performance information does not reflect the 2% fee on shares redeemed or exchanged within 30 days of purchase. If such redemption fee was included, performance would be reduced. For performance data current to the most recent month-end go to www.rbcgam.us. Please see footnotes below.

(a)	The Funds’ expenses reflect the most recent fiscal year ended September 30, 2018.

(b)

The advisor has contractually agreed to waive fees and/or make payments in order to keep total operating expenses at annual ratios of 1.07% for Class A, 0.82% for Class I and 0.77% for Class R6 of SMID Cap Growth Fund; 1.33% for Class A and 1.08% for Class I of Enterprise Fund; 1.15% for Class A, 0.90% for Class I and 0.87% for Class R6 of Small Cap Core Fund; 1.32% for Class A and 1.07% for Class I of Microcap Value Fund; and 0.85% for Class I and 0.80% for Class R6 of Small Cap Value Fund until January 31, 2020. Prior to July 2, 2018 for the annual rates for Small Cap Value Fund were 0.95% for Class I and 0.90% for Class R6.

(c)

The performance in the table for the period from June 1, 1994 to April 19, 2004 reflects the performance of RBC Mid Cap Equity Fund, the predecessor to RBC SMID Cap Growth Fund. The performance of the Fund also includes the performance of a common trust fund (“CTF”) account advised by RBC GAM-US (including its predecessor) and managed the same as the Fund in all material respects for the period from December 31, 1990 to June 1, 1994, as adjusted to reflect the full contractual rate of expenses associated with the Fund at its inception. The CTF account was not registered with the SEC under the 1940 Act and therefore was not subject to the investment restrictions imposed by law on registered mutual funds. If the CTF account had been registered, the CTF account’s performance may have been adversely affected. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(d)

The since inception date (commencement of operations) of the Fund is December 31, 1990 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception.

(e)

The performance in the table for the period from December 2, 1983 to April 19, 2004 reflects the performance of Babson Enterprise Fund, the predecessor to RBC Enterprise Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(f)	The since inception date (commencement of operations) of the Fund is December 2, 1983. The performance of the index since inception of the Fund is calculated from November 30, 1983.

(g)

Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class I (September 30, 2004) is based on the performance of a class of shares that is no longer offered, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class. The inception date of the Fund and the prior class of shares is December 2, 1983.

(h)

Each of the comparative indices is a widely recognized market value weighted measure of the return of securities, but do not include sales fees or operating expenses. You cannot invest directly in indices.

(i)

The performance in the table for the period from August 5, 1991 to April 19, 2004 reflects the performance of Babson Enterprise Fund II, the predecessor to RBC Small Cap Core Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

4

PERFORMANCE SUMMARY (UNAUDITED)

(j)

The since inception date (commencement of operations) of the Fund is August 5, 1991 for Class I and Class A shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from July 31, 1991.

(k)

The performance in the table for the period from September 10, 1987 to April 19, 2004 reflects the performance of Shadow Stock Fund, the predecessor to RBC Microcap Value Fund. Fund performance reflects applicable fee waivers/expense reimbursements (which, if excluded, would cause performance to be lower).

(l)	The since inception date (commencement of operations) of the Fund is September 10, 1987. The performance of the index since inception of the Fund is calculated from August 31, 1987.

(m)

The since inception date (commencement of operations) of the Fund is December 3, 2014 for Class I shares and November 21, 2016 for Class R6 shares. The performance in the table for the Class R6 shares prior to November 21, 2016 reflects the performance of the Class I shares since the Fund’s inception. The performance of the index since inception of the Fund is calculated from December 3, 2014.

5

PERFORMANCE SUMMARY (UNAUDITED)

The Russell 2000 Value Index measures the performance of the small capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell 2000® Index.

The Russell 2000 Index measures the performance of the small capitalization segment of the U.S. equity market. It comprises approximately 2,000 small capitalization companies in the Russell 3000® Index. You cannot invest directly in an index.

The Russell Microcap Index measures the performance of the micro capitalization segment of the U.S. equity market. It comprises the smallest 1,000 companies in the Russell 2000 Index plus 1,000 smaller U.S. equities.

The Russell Microcap Value Index measures the performance of the micro capitalization value segment of the U.S. equity market. It includes those companies with lower price-to-book ratios and lower forecasted growth rates in the Russell Microcap® Index.

The Russell 2500 Growth Index measures the performance of the small and mid capitalization growth segment of the U.S. equity market. It includes those companies with higher price-to-book ratios and higher forecasted growth rates in the Russell 2500™ Index, which comprises the smallest 2,500 companies in the Russell 3000® Index.

You cannot invest directly in an index.

6

FUND STATISTICS (UNAUDITED)

RBC SMID Cap Growth Fund
Long-term capital appreciation.				Investment
				Objective
Russell 2500 Growth Index				Benchmark

				Asset Allocation as of 3/31/19 (% of Fund’s investments) & Top Five Industries (as of 3/31/19) (% of Fund’s net assets)
Synopsys, Inc.	2.42%	Zebra Technologies Corp.	1.84%	Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)
WEX, Inc.	2.13%	Charles River Laboratories International, Inc.	1.80%
Woodward, Inc.	2.10%	MercadoLibre, Inc.	1.70%
Waters Corp.	2.10%	Raymond James Financial, Inc.	1.68%
Tractor Supply Co.	1.99%
Teledyne Technologies, Inc.	1.95%
*A listing of all portfolio holdings can be found beginning on page 12

				Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

7

	FUND STATISTICS (UNAUDITED)

	RBC Enterprise Fund
Investment Objective	Long-term growth of capital and income.
Benchmark	Russell Microcap Index

Asset Allocation as of 3/31/19 (% of Fund’s investments) & Top Five Industries (as of 3/31/19) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)	Compass Diversified Holdings LP	4.66%	Grand Canyon Education, Inc.	3.16%
	Columbus McKinnon Corp.	4.57%	Malibu Boats, Inc.	2.53%
	Patrick Industries, Inc.	4.37%	Universal Stainless & Alloy Products, Inc.	2.39%
	Novanta, Inc.	3.83%	ACCO Brands Corp.	2.28%
	Gray Television, Inc.	3.55%
	Ducommun, Inc.	3.39%
	*A listing of all portfolio holdings can be found beginning on page 15

Growth of $250,000 Initial Investment Over 10 Years

	The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

8

FUND STATISTICS (UNAUDITED)

RBC Small Cap Core Fund
Long-term growth of capital and income.				Investment
				Objective
Russell 2000 Index				Benchmark

				Asset Allocation as of 3/31/19 (% of Fund’s investments) & Top Five Industries (as of 3/31/19) (% of Fund’s net assets)
Compass Diversified Holdings LP	4.75%	MKS Instruments, Inc.	3.08%	Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)
Patrick Industries, Inc.	4.72%	Gray Television, Inc.	2.69%
Columbus McKinnon Corp.	4.37%	Nexstar Media Group, Inc.	2.67%
Ducommun, Inc.	3.33%	Emergent BioSolutions, Inc.	2.41%
Grand Canyon Education, Inc.	3.11%	Kennametal, Inc.	2.39%
*A listing of all portfolio holdings can be found beginning on page 18

				Growth of $250,000 Initial Investment Over 10 Years

The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

9

	FUND STATISTICS (UNAUDITED)

	RBC Microcap Value Fund
Investment Objective	Long-term growth of capital.
Benchmark	Russell Microcap Value Index

Asset Allocation as of 3/31/19 (% of fund’s investments) & Top Five Industries (as of 3/31/19) (% of Fund’s net assets)
Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)	REX American Resources Corp.	1.10%	Federal Agricultural Mortgage Corp.	0.95%
	K12, Inc.	1.08%	Independence Holding Co.	0.92%
	Ducommun, Inc.	1.01%	First Defiance Financial Corp.	0.91%
	Willis Lease Finance Corp.	1.00%	Connecticut Water Service, Inc.	0.90%
	Chesapeake Utilities Corp.	1.00%
	Insight Enterprises, Inc.	0.96%
	*A listing of all portfolio holdings can be found beginning on page 21

Growth of $250,000 Initial Investment Over 10 Years
	The graph reflects an initial investment of $250,000 over 10 year period and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

10

FUND STATISTICS (UNAUDITED)

RBC Small Cap Value Fund
Long-term capital appreciation.				Investment Objective

Russell 2000 Value Index				Benchmark

				Asset Allocation as of 3/31/19 (% of Fund’s investments) & Top Five Industries (as of 3/31/19) (% of Fund’s net assets)
Portland General Electric Co.	2.99%	United Community Banks, Inc.	2.08%	Top Ten Holdings (excluding investment companies) (as of 3/31/19) (% of Fund’s net assets)
Spire, Inc.	2.84%	Gray Television, Inc.	1.95%
Compass Diversified Holdings LP	2.49%	Delek US Holdings, Inc.	1.87%
Columbus McKinnon Corp.	2.41%	Reliance Steel & Aluminum Co.	1.80%
Chemical Financial Corp.	2.12%	John B Sanfilippo & Son, Inc.	1.79%
*A listing of all portfolio holdings can be found beginning on page 31

				Growth of $100,000 Initial Investment Since Inception (12/3/14)

The graph reflects an initial investment of $100,000 over the period from December 3, 2014 (commencement of operations) to March 31, 2019 and is based on Class I shares. The Fund’s total return includes reinvested dividends and capital gains. The Fund’s total return also includes operating expenses that reduce return, while the total return of the index does not. The graph does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Performance of other classes will vary due to differences in fee structures.

11

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

March 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 98.62%
Consumer Discretionary — 12.92%
11,330	Bright Horizons Family Solutions, Inc.*	$1,440,156
26,490	Core-Mark Holding Co., Inc.	983,574
13,160	Dorman Products, Inc.*	1,159,264
25,770	Gentherm, Inc.*	949,882
32,990	G-III Apparel Group Ltd.*	1,318,280
9,710	LCI Industries	745,922
27,490	LKQ Corp.*	780,166
3,150	MercadoLibre, Inc.*	1,599,350
14,940	Monro, Inc.	1,292,609
19,110	Tractor Supply Co.	1,868,194

		12,137,397

Consumer Staples — 2.69%
9,350	Casey’s General Stores, Inc.	1,203,999
18,620	Church & Dwight Co., Inc.	1,326,303

		2,530,302

Energy — 0.48%
23,110	Matador Resources Co.*	446,716

Financials — 9.30%
6,040	Affiliated Managers Group, Inc.	646,944
17,420	Eagle Bancorp, Inc.*	874,484
16,940	FirstCash, Inc.	1,465,310
20,380	Kinsale Capital Group, Inc.	1,397,457
24,940	PRA Group, Inc.*	668,641
19,620	Raymond James Financial, Inc.	1,577,644
14,070	RLI Corp.	1,009,523
8,520	Signature Bank	1,091,156

		8,731,159

Health Care — 19.32%
7,870	Bio-Techne Corp.	1,562,589
15,300	Cantel Medical Corp.	1,023,417
11,640	Charles River Laboratories International, Inc.*	1,690,710
18,620	HealthEquity, Inc.*	1,377,508
15,950	Integer Holdings Corp.*	1,202,949
20,800	Integra LifeSciences Holdings Corp.*	1,158,976
16,240	Medidata Solutions, Inc.*	1,189,418
17,380	NuVasive, Inc.*	987,010
40,830	PetIQ, Inc.*	1,282,470
17,480	Prestige Brands Holdings, Inc.*	522,827
11,130	STERIS Plc	1,424,974
8,770	Varian Medical Systems, Inc.*	1,242,884

12

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
7,830	Waters Corp.*	$1,970,889
13,690	West Pharmaceutical Services, Inc.	1,508,638

		18,145,259

Industrials — 18.15%
7,390	Acuity Brands, Inc.	886,874
20,780	Applied Industrial Technologies, Inc.	1,235,787
17,180	Clean Harbors, Inc.*	1,228,885
24,330	Copart, Inc.*	1,474,155
10,110	Landstar System, Inc.	1,105,933
6,140	Middleby Corp. (The)*	798,384
11,430	MSC Industrial Direct Co., Inc., Class A	945,375
22,670	Multi-Color Corp.	1,131,006
25,250	Sun Hydraulics Corp.	1,174,378
7,720	Teledyne Technologies, Inc.*	1,829,717
39,590	TriMas Corp.*	1,196,806
7,170	WABCO Holdings, Inc.*	945,221
15,100	Wabtec Corp.	1,113,172
20,810	Woodward, Inc.	1,974,661

		17,040,354

Information Technology — 29.77%
28,150	Altair Engineering, Inc., Class A*	1,036,202
7,930	ANSYS, Inc.*	1,448,890
19,000	Bottomline Technologies (DE), Inc.*	951,710
23,110	Envestnet, Inc.*	1,511,163
14,230	ePlus, Inc.*	1,259,924
25,590	Evo Payments, Inc.*	743,390
5,550	F5 Networks, Inc.*	870,962
18,700	Globant SA*	1,335,180
10,840	Guidewire Software, Inc.*	1,053,214
22,590	Inphi Corp.*	988,087
11,200	Jack Henry & Associates, Inc.	1,553,888
5,550	Littelfuse, Inc.	1,012,764
18,240	Manhattan Associates, Inc.*	1,005,206
29,070	Mimecast Ltd.*	1,376,465
17,580	Novanta, Inc.*	1,489,553
16,110	RealPage, Inc.*	977,716
11,380	SPS Commerce, Inc.*	1,206,963
19,730	Synopsys, Inc.*	2,271,909
4,960	Tyler Technologies, Inc.*	1,013,824
3,400	Ultimate Software Group, Inc. (The)*	1,122,442
10,400	WEX, Inc.*	1,996,696
8,250	Zebra Technologies Corp., Class A*	1,728,622

		27,954,770

Materials — 5.05%
12,940	AptarGroup, Inc.	1,376,687
13,310	Balchem Corp.	1,235,168

13

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
20,460	HB Fuller Co.	$995,174
12,530	Reliance Steel & Aluminum Co.	1,130,958

		4,737,987

Real Estate — 0.94%
8,210	CoreSite Realty Corp., REIT	878,634

Total Common Stocks		92,602,578

(Cost $67,539,006)

Investment Company — 1.60%
1,506,994	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,506,994

Total Investment Company		1,506,994

(Cost $1,506,994)

Total Investments		$94,109,572
(Cost $69,046,000)(b) — 100.22%

Liabilities in excess of other assets — (0.22)%		(207,201)

NET ASSETS — 100.00%		$93,902,371

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

14

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

March 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 97.86%
Communication Services — 5.82%
128,781	Glu Mobile, Inc.*	$1,408,864
117,620	Gray Television, Inc.*	2,512,363
77,350	Salem Media Group, Inc.	197,630

		4,118,857

Consumer Discretionary — 14.42%
68,457	Delta Apparel, Inc.*	1,521,115
216,143	Destination XL Group, Inc.*	529,550
19,550	Grand Canyon Education, Inc.*	2,238,670
30,850	Lakeland Industries, Inc.*	362,179
45,184	Malibu Boats, Inc., Class A*	1,788,383
22,280	Stoneridge, Inc.*	643,001
19,110	Superior Group of Cos, Inc.	317,608
38,690	Tandy Leather Factory, Inc.*	232,140
33,340	Universal Electronics, Inc.*	1,238,581
146,855	ZAGG, Inc.*	1,331,975

		10,203,202

Consumer Staples — 2.46%
17,820	John B Sanfilippo & Son, Inc.	1,280,724
37,330	Landec Corp.*	458,412

		1,739,136

Energy — 2.82%
140,200	Callon Petroleum Co.*	1,058,510
159,606	Ring Energy, Inc.*	936,887

		1,995,397

Financials — 17.89%
14,400	Amerisafe, Inc.	855,360
210,196	Compass Diversified Holdings LP	3,297,975
33,130	First Bancorp/Southern Pines, NC	1,151,599
37,030	German American Bancorp, Inc.	1,088,682
35,053	Heritage Financial Corp.	1,056,497
34,166	Mercantile Bank Corp.	1,117,911
44,354	Northrim BanCorp, Inc.	1,526,665
47,518	Pacific Premier Bancorp, Inc.	1,260,653
28,860	Preferred Bank/Los Angeles, CA	1,297,834

		12,653,176

Health Care — 1.61%
17,040	Surmodics, Inc.*	740,899
3,790	US Physical Therapy, Inc.	398,064

		1,138,963

Industrials — 28.40%
188,146	ACCO Brands Corp.	1,610,530
13,630	Air Transport Services Group, Inc.*	314,172

15

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
10,340	Barrett Business Services, Inc.	$799,592
15,204	Blue Bird Corp.*	257,404
89,910	Broadwind Energy, Inc.*	151,049
29,948	Casella Waste Systems, Inc., Class A*	1,064,951
32,670	CBIZ, Inc.*	661,241
94,035	Columbus McKinnon Corp.	3,230,102
55,100	Ducommun, Inc.*	2,397,952
13,890	Ennis, Inc.	288,356
18,520	Graham Corp.	363,548
37,957	Greenbrier Cos., Inc. (The)	1,223,354
27,430	Insteel Industries, Inc.	573,836
9,577	Lydall, Inc.*	224,676
23,533	Marten Transport Ltd.	419,593
62,270	NN, Inc.	466,402
21,103	NV5 Global, Inc.*	1,252,674
68,174	Patrick Industries, Inc.*	3,089,646
35,570	PGT Innovations, Inc.*	492,644
43,940	Radiant Logistics, Inc.*	276,822
25,119	Willdan Group, Inc.*	931,161

		20,089,705

Information Technology — 12.81%
79,270	AXT, Inc.*	352,751
110,990	Mitek Systems, Inc.*	1,358,517
33,320	Model N, Inc.*	584,433
31,953	Novanta, Inc.*	2,707,378
18,770	PC Connection, Inc.	688,296
86,846	Sapiens International Corp. NV	1,327,007
27,716	TESSCO Technologies, Inc.	429,044
5,080	Tyler Technologies, Inc.*	1,038,352
16,715	Vishay Precision Group, Inc.*	571,820

		9,057,598

Materials — 6.93%
33,649	FutureFuel Corp.	450,897
35,217	Koppers Holdings, Inc.*	914,938
183,920	OMNOVA Solutions, Inc.*	1,291,118
11,160	UFP Technologies, Inc.*	417,384
101,888	Universal Stainless & Alloy Products, Inc.*	1,688,284
3,406	US Concrete, Inc.*	141,076

		4,903,697

Real Estate — 2.97%
34,240	Community Healthcare Trust, Inc., REIT	1,228,874
61,800	UMH Properties, Inc., REIT	870,144

		2,099,018

Utilities — 1.73%
22,540	Unitil Corp.	1,220,992

16

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
Total Common Stocks		69,219,741

(Cost $41,238,521)

Exchange Traded Funds — 1.15%
6,600	iShares Nasdaq Biotechnology	$737,880
1,470	SPDR S&P Regional Banking	75,470

Total Exchange Traded Funds		813,350

(Cost $758,252)

Rights/Warrants — 0.00%
12,460	Imperial Holdings, Inc. Warrants, Expire 10/6/19*,(a),(b)	0

Total Rights/Warrants		0

(Cost $0)

Investment Company — 1.73%
1,224,770	U.S. Government Money Market Fund, RBC Institutional Class 1(c)	1,224,770

Total Investment Company		1,224,770

(Cost $1,224,770)

Total Investments		$71,257,861
(Cost $43,221,543)(d) — 100.74%

Liabilities in excess of other assets — (0.74)%		(521,858)

NET ASSETS — 100.00%		$70,736,003

*	Non-income producing security.
(a)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliated investment.
(d)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

17

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

March 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 98.36%
Communication Services — 7.31%
163,830	Glu Mobile, Inc.*	$1,792,300
210,738	Gray Television, Inc.*	4,501,364
41,230	Nexstar Media Group, Inc., Class A	4,468,095
146,320	Vonage Holdings Corp.*	1,469,053

		12,230,812

Consumer Discretionary — 17.26%
9,240	Cavco Industries, Inc.*	1,085,977
3,440	Dave & Buster’s Entertainment, Inc.	171,553
452,589	Destination XL Group, Inc.*	1,108,843
51,860	G-III Apparel Group Ltd.*	2,072,326
45,429	Grand Canyon Education, Inc.*	5,202,075
16,060	Helen of Troy Ltd.*	1,862,318
27,420	LCI Industries	2,106,404
79,917	Malibu Boats, Inc., Class A*	3,163,115
7,740	Stamps.com, Inc.*	630,113
43,048	Steven Madden Ltd.	1,456,744
100,595	Stoneridge, Inc.*	2,903,172
43,860	Taylor Morrison Home Corp., Class A*	778,515
62,910	Tilly’s, Inc., Class A	700,188
71,551	Universal Electronics, Inc.*	2,658,120
328,800	ZAGG, Inc.*	2,982,216

		28,881,679

Consumer Staples — 1.29%
36,870	Andersons, Inc. (The)	1,188,320
38,110	Hostess Brands, Inc.*	476,375
40,422	Landec Corp.*	496,382

		2,161,077

Energy — 3.62%
289,420	Callon Petroleum Co.*	2,185,121
169,040	Magnolia Oil & Gas Corp.*	2,028,480
312,252	Ring Energy, Inc.*	1,832,919

		6,046,520

Financials — 15.78%
65,071	Amerisafe, Inc.	3,865,217
17,870	BancFirst Corp.	931,920
66,730	Chemical Financial Corp.	2,746,607
506,359	Compass Diversified Holdings LP	7,944,773
76,920	LegacyTexas Financial Group, Inc.	2,876,039
83,423	Pacific Premier Bancorp, Inc.	2,213,212
3,409	Preferred Bank/Los Angeles, CA	153,303
13,180	Texas Capital Bancshares, Inc.*	719,496

18

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
111,057	United Community Banks, Inc.	$2,768,651
32,490	Wintrust Financial Corp.	2,187,552

		26,406,770

Health Care — 8.08%
79,965	Emergent BioSolutions, Inc.*	4,039,832
74,976	Globus Medical, Inc., Class A*	3,704,564
20,200	Masimo Corp.*	2,793,256
26,980	West Pharmaceutical Services, Inc.	2,973,196

		13,510,848

Industrials — 27.71%
452,997	ACCO Brands Corp.	3,877,654
64,920	Arcosa, Inc.	1,983,306
114,011	Astronics Corp.*	3,730,440
21,012	Astronics Corp., Class B*	682,260
212,976	Columbus McKinnon Corp.	7,315,726
127,851	Ducommun, Inc.*	5,564,076
33,880	EnerSys	2,207,621
112,602	Greenbrier Cos., Inc. (The)	3,629,162
79,658	Insteel Industries, Inc.	1,666,445
108,920	Kennametal, Inc.	4,002,810
5,256	Lydall, Inc.*	123,306
133,209	NN, Inc.	997,735
21,150	NV5 Global, Inc.*	1,255,464
174,311	Patrick Industries, Inc.*	7,899,775
75,850	PGT Innovations, Inc.*	1,050,522
7,150	Spirit Airlines, Inc.*	377,949

		46,364,251

Information Technology — 9.98%
20,330	Ambarella, Inc.*	878,256
3,780	Coherent, Inc.*	535,702
74,350	Cohu, Inc.	1,096,663
29,980	GTT Communications, Inc.*	1,040,306
27,230	InterDigital, Inc.	1,796,635
75,760	Mitek Systems, Inc.*	927,302
55,418	MKS Instruments, Inc.	5,156,645
83,780	Model N, Inc.*	1,469,501
77,854	Synchronoss Technologies, Inc.*	473,352
64,217	TESSCO Technologies, Inc.	994,079
8,936	Tyler Technologies, Inc.*	1,826,518
14,870	Vishay Precision Group, Inc.*	508,703

		16,703,662

Materials — 4.88%
56,680	Ferro Corp.*	1,072,952
58,085	FutureFuel Corp.	778,339
72,009	Koppers Holdings, Inc.*	1,870,794

19

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
296,880	OMNOVA Solutions, Inc.*	$2,084,098
142,391	Universal Stainless & Alloy Products, Inc.*	2,359,419

		8,165,602

Real Estate — 1.46%
11,680	EastGroup Properties, Inc., REIT	1,303,955
20,600	Physicians Realty Trust, REIT	387,486
25,060	STAG Industrial, Inc., REIT	743,029

		2,434,470

Utilities — 0.99%
10,230	Southwest Gas Holdings, Inc.	841,520
9,890	Spire, Inc.	813,848

		1,655,368

Total Common Stocks		164,561,059

(Cost $119,121,291)

Exchange Traded Funds — 1.08%
15,600	iShares Nasdaq Biotechnology	1,744,080
410	iShares Russell 2000 Index Fund	62,767

Total Exchange Traded Funds		1,806,847

(Cost $1,758,576)

Investment Company — 0.57%
954,727	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	954,727

Total Investment Company		954,727

(Cost $954,726)

Total Investments		$167,322,633
(Cost $121,834,593)(b) — 100.01%

Liabilities in excess of other assets — (0.01)%		(13,556)

NET ASSETS — 100.00%		$167,309,077

*	Non-income producing security.

(a)	Affiliated investment.

(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

20

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

March 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 97.27%
Communication Services — 3.16%
6,200	AH Belo Corp., Class A	$23,064
11,800	AMC Entertainment Holdings, Inc., Class A	175,230
44,050	DHI Group, Inc.*	107,042
53,000	Entercom Communications Corp., Class A	278,250
23,600	Entravision Communications Corp., Class A	76,464
35,000	Eros International Plc*	319,900
24,243	EW Scripps Co. (The), Class A	509,103
7,900	IDT Corp., Class B	52,456
25,100	Marcus Corp. (The)	1,005,255
119,400	Point.360*	3,104
14,200	Saga Communications, Inc., Class A	471,298
39,150	Salem Media Group, Inc.	100,028
25,800	Spok Holdings, Inc.	351,396
39,700	Townsquare Media, Inc., Class A	227,084

		3,699,674

Consumer Discretionary — 18.30%
600	Ambow Education Holding Ltd., ADR*	3,750
8,700	America’s Car-Mart, Inc.*	794,658
21,300	Anemostat Door Products*,(a),(b),(c)	0
21,300	Anemostat, Inc.*,(a),(b),(c)	0
21,200	Barnes & Noble, Inc.	115,116
34,100	BBX Capital Corp.	201,872
32,100	Beazer Homes USA, Inc.*	369,471
3	Biglari Holdings, Inc., Class B*	424
21,200	Boot Barn Holdings, Inc.*	624,128
6,527	Bowl America, Inc., Class A	98,231
40,000	Bridgepoint Education, Inc.*	244,400
59,330	Build-A-Bear Workshop, Inc.*	361,913
6,700	Caleres, Inc.	165,423
35,800	Carriage Services, Inc.	689,150
11,500	Cato Corp. (The), Class A	172,270
28,003	Century Communities, Inc.*	671,232
90,400	Container Store Group, Inc. (The)*	795,520
4,300	Core-Mark Holding Co., Inc.	159,659
28,300	CSS Industries, Inc.	169,517
18,730	Culp, Inc.	360,178
30,200	Delta Apparel, Inc.*	671,044
27	DropCar, Inc.*	80
10,900	Ethan Allen Interiors, Inc.	208,517
17,900	Express, Inc.*	76,612
14,800	Flexsteel Industries, Inc.	343,212
5,300	Genesco, Inc.*	241,415
28,630	Haverty Furniture Cos., Inc.	626,425
10,400	hhgregg, Inc.*	20
18,700	Hooker Furniture Corp.	539,121
33,200	J Alexander’s Holdings, Inc.*	326,024

21

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
39,300	J. Jill, Inc.*	$215,757
11,320	Johnson Outdoors, Inc., Class A	807,795
37,100	K12, Inc.*	1,266,223
23,500	Kid Brands, Inc.*	28
45,700	Lakeland Industries, Inc.*	536,518
95,270	Lazare Kaplan International, Inc.*,(a),(b),(c)	0
7,900	La-Z-Boy, Inc.	260,621
13,200	Lifetime Brands, Inc.	124,740
19,200	M/I Homes, Inc.*	511,104
31,270	MarineMax, Inc.*	599,133
7,500	McRae Industries, Inc., Class A	183,750
2,285	Mecklermedia Corp.*,(b),(c)	0
21,300	Mestek, Inc.*	595,335
9,600	Modine Manufacturing Co.*	133,152
18,500	Movado Group, Inc.	673,030
16,500	Nautilus, Inc.*	91,740
42,100	New Home Co., Inc. (The)*	200,396
10,300	Nobility Homes, Inc.	231,750
41,000	Orleans Homebuilders, Inc.*,(a),(b),(c)	0
51,900	Red Lion Hotels Corp.*	419,352
27,500	Rocky Brands, Inc.	658,900
35,000	Shiloh Industries, Inc.*	192,500
13,300	Sonic Automotive, Inc., Class A	196,973
13,800	Standard Motor Products, Inc.	677,580
4,000	Stoneridge, Inc.*	115,440
14,600	Strattec Security Corp.	428,948
40,939	Superior Group of Cos, Inc.	680,406
32,500	Superior Industries International, Inc.	154,700
49,300	Tilly’s, Inc., Class A	548,709
13,100	Tower International, Inc.	275,493
31,800	Trans World Entertainment Corp.*	13,347
40,300	TravelCenters of America LLC*	165,633
27,200	Unifi, Inc.*	526,320
30,000	Universal Travel Group*,(a),(b),(c)	0
23,100	VOXX International Corp.*	106,722
1,397	Walking Co. Holdings, Inc. (The)*,(a),(b),(c)	0
11,000	Weyco Group, Inc.	340,560
30,800	William Lyon Homes, Class A*	473,396

		21,435,433

Consumer Staples — 2.88%
7,350	Andersons, Inc. (The)	236,891
17,515	Central Garden and Pet Co.*	447,683
16,500	elf Beauty, Inc.*	174,900
36	Hawaiian Macadamia Nut Orchards LP*	144,000
21,300	Ingles Markets, Inc., Class A	588,306
34,400	Natural Grocers By Vitamin Cottage, Inc.*	411,080
18,300	Oil-Dri Corp. of America	569,862
12,990	Pyxus International, Inc.*	310,331

22

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
18,000	Smart & Final Stores, Inc.*	$88,920
25,140	SpartanNash Co.	398,972

		3,370,945

Energy — 3.31%
45,500	Aegean Marine Petroleum Network, Inc.*	2,708
13,900	Ardmore Shipping Corp.*	85,624
16	Basic Energy Services, Inc.*	61
12,540	Callon Petroleum Co.*	94,677
8,200	Dorian LPG Ltd.*	52,644
6,600	Era Group, Inc.*	76,164
7,500	Global Partners LP	147,450
2,950	Harvest Natural Resources, Inc.*,(a),(b),(c)	0
8,200	Hornbeck Offshore Services, Inc.*	10,168
7,256	Midstates Petroleum Co., Inc.*	70,891
2,300	NACCO Industries, Inc., Class A	87,906
25,608	Natural Gas Services Group, Inc.*	443,274
13,100	Newpark Resources, Inc.*	119,996
63,600	North American Construction Group Ltd.	740,304
14,900	Panhandle Oil and Gas, Inc., Class A	233,930
7,600	PHI, Inc.*	9,880
11,900	PHI, Inc., Non voting*	5,117
16,050	REX American Resources Corp.*	1,293,790
1,230	Sanchez Production Partners L.P.	2,645
131	SilverBow Resources, Inc.*	3,013
15,400	Solaris Oilfield Infrastructure, Inc., Class A	253,176
17,600	Teekay Tankers Ltd., Class A	17,074
18,880	W&T Offshore, Inc.*	130,272

		3,880,764

Financials — 27.30%
39,150	Affirmative Insurance Holdings, Inc.*,(a),(b),(c)	0
44,850	AG Mortgage Investment Trust, Inc., REIT	755,273
5,200	Ameris Bancorp	178,620
61,400	Anworth Mortgage Asset Corp., REIT	248,056
10,868	Apollo Commercial Real Estate Finance, Inc., REIT	197,798
69,096	Arbor Realty Trust, Inc., REIT	896,175
51,900	Ares Commercial Real Estate Corp., REIT	788,361
4,300	Arlington Asset Investment Corp., Class A	34,228
31,700	Banc of California, Inc.	438,728
12,400	Banco Latinoamericano de Comercio Exterior SA, Class E	247,008
25,400	Bancorp, Inc. (The)*	205,232
4,928	Banner Corp.	266,950
100,000	Beverly Hills Bancorp, Inc.*,(b),(c)	0
15,000	Blucora, Inc.*	500,700
6,300	Blue Capital Reinsurance Holdings Ltd.	42,462
33,600	California First National Bancorp	520,800
38,000	Capitol Bancorp Ltd.*,(a),(b),(c)	0
39,900	Cherry Hill Mortgage Investment Corp., REIT	687,078

23

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
71,550	Citizens, Inc.*	$477,238
101,200	Consumer Portfolio Services, Inc.*	353,188
2,189	Cowen Inc.*	31,719
15,777	Donegal Group, Inc., Class A	212,201
3,944	Donegal Group, Inc., Class B	46,815
74,540	Dynex Capital, Inc., REIT	453,949
33,400	Ellington Residential Mortgage, REIT	397,460
29,150	EMC Insurance Group, Inc.	929,302
42,900	Enova International, Inc.*	978,978
5,100	Exantas Capital Corp., REIT	54,213
15,300	Federal Agricultural Mortgage Corp., Class C	1,108,179
52,832	FedNat Holding Co.	847,425
37,004	First Defiance Financial Corp.	1,063,495
9,400	First Financial Corp.	394,800
13,000	First Merchants Corp.	479,050
38,000	First Place Financial Corp.*,(a),(b),(c)	0
660	Flagstar Bancorp, Inc.	21,727
19,500	Franklin Financial Network, Inc.	565,695
62,820	GAIN Capital Holdings, Inc.	394,510
18,800	GAMCO Investors, Inc., Class A	385,400
32,200	Great Ajax Corp., REIT	442,428
1,426	Great Western Bancorp, Inc.	45,047
4,100	Greenhill & Co., Inc.	88,191
15,900	HCI Group, Inc.	679,407
29,270	Heritage Insurance Holdings, Inc.	427,342
2,858	Hilltop Holdings, Inc.	52,158
6,040	HomeTrust Bancshares, Inc.	152,208
2,200	Houlihan Lokey, Inc.	100,870
30,722	Independence Holding Co.	1,082,950
3,195	Independent Bank Group, Inc.	163,872
4,934	Investors Title Co.	779,079
41,600	JMP Group, Inc.	156,000
16,500	Kansas City Life Insurance Co.	581,625
69,200	Manning & Napier, Inc.	145,320
28,890	Marlin Business Services Corp.	621,135
24,300	Medley Management, Inc., Class A	83,349
5,700	Metropolitan Bank Holding Corp.*	198,303
10,200	MidSouth Bancorp, Inc.	116,382
27,300	MutualFirst Financial, Inc.	818,181
2,500	National Security Group, Inc. (The)	29,875
2,600	National Western Life Group, Inc., Class A	682,422
6,300	Navigators Group, Inc. (The)	440,181
22,067	Nicholas Financial, Inc.*	198,603
1,915	OceanFirst Financial Corp.	46,075
44,500	OFG Bancorp.	880,655
11,400	Oppenheimer Holdings, Inc., Class A	296,628
12,300	Orchid Island Capital, Inc., REIT	80,934
7,900	Pacific Mercantile Bancorp*	60,198
41,200	PennyMac Financial Services, Inc.	916,288

24

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
22,000	Peoples Bancorp, Inc.	$681,340
7,300	Piper Jaffray Cos.	531,659
17,400	Protective Insurance Corp.	322,248
15,900	Provident Financial Holdings, Inc.	316,728
15,043	Ready Capital Corp., REIT	220,681
31,100	Regional Management Corp.*	759,462
8,800	Safety Insurance Group, Inc.	766,832
14,126	Simmons First National Corp., Class A	345,804
1,038	South State Corp.	70,937
10,600	Stewart Information Services Corp.	452,514
6,400	Unico American Corp.*	38,400
80,216	United Community Financial Corp.	750,020
19,000	United Western Bancorp, Inc.*,(a),(b),(c)	0
14,130	Walker & Dunlop, Inc.	719,358
23,241	Western Asset Mortgage Capital Corp., REIT	237,755
5,200	Westwood Holdings Group, Inc.	183,404
16,800	Winthrop Realty Trust REIT*,(b),(c)	16,968

		31,982,629

Health Care — 2.69%
30,600	Adeptus Health, Inc., Class A*,(a),(b),(c)	0
11,000	American Shared Hospital Services*	30,580
17,900	AngioDynamics, Inc.*	409,194
42,660	BioScrip, Inc.*	85,320
12,200	CONMED Corp.	1,014,796
5,300	Cross Country Healthcare, Inc.*	37,259
24,550	CryoLife, Inc.*	716,123
11,562	Five Star Senior Living, Inc.*	11,273
5,300	Kewaunee Scientific Corp.	111,618
15,000	MedCath Corp.*,(a),(b),(c)	0
32,300	Triple-S Management Corp., Class B*	737,086

		3,153,249

Industrials — 17.91%
3,000	Aegion Corp.*	52,710
8,000	Alamo Group, Inc.	799,520
8,383	Allied Motion Technologies, Inc.	288,208
56,600	Ameresco, Inc., Class A*	915,788
8,100	AMREP Corp.*	46,575
66,000	Arc Document Solutions, Inc.*	147,180
4,500	Argan, Inc.	224,775
8,900	BlueLinx Holdings, Inc.*	237,096
29,500	CAI International, Inc.*	684,400
35,800	CBIZ, Inc.*	724,592
8,774	CECO Environmental Corp.*	63,173
50,680	Celadon Group, Inc.*	91,224
10,678	Cenveo, Inc.*,(a),(b),(c)	0
2,400	Chicago Rivet & Machine Co.	67,753
1,060	Comfort Systems USA, Inc.	55,533

25

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
28,878	Compx International, Inc.	$422,485
40,000	Costamare, Inc.	208,000
1,600	Douglas Dynamics, Inc.	60,912
27,300	Ducommun, Inc.*	1,188,096
2	Eagle Bulk Shipping, Inc.*	9
13,100	Eastern Co. (The)	360,512
8,480	Ecology and Environment, Inc., Class A	93,280
12,100	Encore Wire Corp.	692,362
38,340	Ennis, Inc.	795,938
1,300	EnPro Industries, Inc.	83,785
18,400	Espey Manufacturing & Electronics Corp.	455,400
22,000	Federal Signal Corp.	571,780
19,900	Fly Leasing Ltd., ADR*	275,416
22,300	Foundation Building Materials, Inc.*	219,432
414	Genco Shipping & Trading Ltd.*	3,088
13,400	Gibraltar Industries, Inc.*	544,174
5,580	Golden Ocean Group Ltd.	26,617
19,460	GP Strategies Corp.*	236,439
15,100	Graham Corp.	296,413
10,610	Greenbrier Cos., Inc. (The)	341,960
34,700	Griffon Corp.	641,256
3,630	Kadant, Inc.	319,295
2,300	Kimball International, Inc., Class B	32,522
3,908	Kratos Defense & Security Solutions, Inc.*	61,082
16,200	LS Starrett Co. (The), Class A*	124,740
10,200	LSC Communications, Inc.	66,606
44,250	LSI Industries, Inc.	116,378
21,200	Lydall, Inc.*	497,352
35,120	Marten Transport Ltd.	626,190
16,110	Meritor, Inc.*	327,839
29,099	Miller Industries, Inc.	897,704
16,000	Mistras Group, Inc.*	220,960
3,900	National Presto Industries, Inc.	423,345
14,600	NN, Inc.	109,354
16,700	Orion Group Holdings, Inc.*	48,764
2	Paragon Shipping, Inc., Class A*	0
13,505	Patrick Industries, Inc.*	612,047
12,500	Quad/Graphics, Inc.	148,750
13,600	Quanex Building Products Corp.	216,104
25,000	RCM Technologies, Inc.*	98,500
15,200	Rush Enterprises, Inc., Class A	635,512
22,000	Safe Bulkers, Inc.*	32,120
3,200	Standex International Corp.	234,880
4,060	Systemax, Inc.	91,918
3,682	Team, Inc.*	64,435
26,400	Textainer Group Holdings Ltd.*	254,760
4,300	Universal Forest Products, Inc.	128,527
7,400	USA Truck, Inc.*	106,856
15,300	Vectrus, Inc.*	406,827

26

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
11,600	Viad Corp.	$652,964
11,900	Volt Information Sciences, Inc.*	55,930
7,700	Willdan Group, Inc.*	285,439
27,634	Willis Lease Finance Corp.*	1,171,405

		20,984,986

Information Technology — 7.95%
29,437	Alithya Group, Inc., Class A*	92,434
1,580	Cabot Microelectronics Corp.	176,897
38,600	CMTSU Liquidation, Inc.*	79
50,000	Comarco, Inc.*	600
26,800	CTS Corp.	787,116
25,600	Digi International, Inc.*	324,352
7,640	ePlus, Inc.*	676,446
40,800	Everi Holdings, Inc.*	429,216
4,200	Fabrinet*	219,912
20,400	Insight Enterprises, Inc.*	1,123,224
13,000	JinkoSolar Holding Co. Ltd., ADR*	234,000
4,800	Kemet Corp.	81,456
26,100	Kimball Electronics, Inc.*	404,289
9,200	Magal Security Systems Ltd.*	47,748
17,800	Methode Electronics, Inc.	512,284
35,415	Optical Cable Corp.*	165,388
33,100	Park Electrochemical Corp.	519,670
27,000	PC Connection, Inc.	990,090
28,700	Perceptron, Inc.*	215,250
31,730	Photronics, Inc.*	299,848
10,500	Richardson Electronics Ltd.	71,190
8,600	Rubicon Project, Inc. (The)*	52,288
24,600	Rudolph Technologies, Inc.*	560,880
60,100	Sigmatron International, Inc.*	174,891
2,433	STR Holdings, Inc.*	779
4,269	Sykes Enterprises, Inc.*	120,727
25,600	TESSCO Technologies, Inc.	396,288
18,600	Vishay Precision Group, Inc.*	636,306

		9,313,648

Materials — 4.40%
45,290	American Vanguard Corp.	779,894
37,000	Blue Earth Refineries, Inc.*,(a),(b),(c)	0
6,629	Centerra Gold, Inc.*	34,743
15,700	China Green Agriculture, Inc.*	7,649
8,200	Clearwater Paper Corp.*	159,736
54	Elah Holdings, Inc.*	3,509
8,400	Friedman Industries, Inc.	64,428
40,990	FutureFuel Corp.	549,266
4,300	Hawkins, Inc.	158,369
5,100	Innospec, Inc.	425,085
9,500	Materion Corp.	542,070

27

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
26	North American Palladium Ltd.	$295
16,100	Olympic Steel, Inc.	255,507
18,990	OMNOVA Solutions, Inc.*	133,310
16,500	Rayonier Advanced Materials, Inc.	223,740
9,100	Ryerson Holding Corp.*	77,896
2,200	Stepan Co.	192,544
47,800	Trecora Resources*	434,502
25,900	Tredegar Corp.	418,026
7,800	Universal Stainless & Alloy Products, Inc.*	129,246
3,470	US Concrete, Inc.*	143,727
3,200	Vulcan International Corp.	416,032

		5,149,574

Real Estate — 5.16%
13,200	Agree Realty Corp., REIT	915,288
21,600	Braemar Hotels & Resorts, Inc.	263,736
37,100	Cedar Realty Trust, Inc., REIT	126,140
1,506	CIM Commercial Trust Corp., REIT	27,545
9,200	Community Healthcare Trust, Inc., REIT	330,188
7,300	CorEnergy Infrastructure Trust, Inc., REIT	268,275
18,200	Farmland Partners, Inc., REIT	116,480
921	Forestar Group, Inc.*	15,924
11,342	Getty Realty Corp., REIT	363,284
12,900	Jernigan Capital, Inc., REIT	271,416
34,400	MedEquities Realty Trust, Inc., REIT	382,872
17,880	Monmouth Real Estate Investment Corp., REIT	235,658
33,900	One Liberty Properties, Inc., REIT	983,100
7,600	Rafael Holdings, Inc., Class B*	96,140
8,100	RE/MAX Holdings, Inc., Class A	312,174
17,400	RPT Realty	208,974
5,700	UMH Properties, Inc., REIT	80,256
15,900	Urstadt Biddle Properties, Inc., REIT, Class A	328,176
59,400	Whitestone, REIT	713,988

		6,039,614

Utilities — 4.21%
1,008	California Water Service Group	54,714
12,785	Chesapeake Utilities Corp.	1,166,120
15,300	Connecticut Water Service, Inc.	1,050,345
11,100	Middlesex Water Co.	621,489
16,100	SJW Corp.	994,014
19,226	Unitil Corp.	1,041,473

		4,928,155

Total Common Stocks		113,938,671

(Cost $88,773,828)

28

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
Exchange Traded Funds — 0.10%
1,350	iShares Russell Microcap Index Fund	$125,226

Total Exchange Traded Funds		125,226

(Cost $111,030)
Rights/Warrants — 0.00%
444	Basic Energy Services, Inc., Warrants, Expire 12/23/23*	11
724	Eagle Bulk Shipping, Inc., Warrants, Expire 10/15/21*	2
992	Genco Shipping & Trading Ltd., Warrants, Expire 7/9/21*	278
6,100	Media General, Inc. Rights, Expire 12/31/19*,(b),(c)	0
703	SilverBow Resources, Inc., Warrants, Expire 4/22/19*	13
703	SilverBow Resources, Inc., Warrants, Expire 4/22/20*	141

Total Rights/Warrants		445

(Cost $73,487)

Principal Amount
Corporate Bonds — 0.00%
Financial — 0.00%
$1,947	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
1,625	Trenwick America Corp., 0.00%, *,(a),(b),(c)	0
		0
Total Corporate Bonds (Cost $0)		0

Shares
Investment Company — 2.29%
2,680,745	U.S. Government Money Market Fund, RBC Institutional Class 1(d)	2,680,745

Total Investment Company		2,680,745

(Cost $2,680,745)

Total Investments		$116,745,087
(Cost $91,639,090)(e) — 99.66%

Other assets in excess of liabilities — 0.34%		394,169

NET ASSETS — 100.00%		$117,139,256

29

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

March 31, 2019 (Unaudited)

*	Non-income producing security.
(a)	Security delisted or issuer in bankruptcy.
(b)	The Pricing Committee has fair valued this security under procedures established by the Fund’s Board of Trustees.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliated investment.
(e)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

30

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund

March 31, 2019 (Unaudited)

Shares		Value
Common Stocks — 98.74%
Communication Services — 3.88%
109,864	Gray Television, Inc.*	$2,346,695
19,220	Nexstar Media Group, Inc., Class A	2,082,871
2,670	Take-Two Interactive Software, Inc.*	251,968

		4,681,534

Consumer Discretionary — 10.70%
34,130	Carriage Services, Inc.	657,003
80,430	Dana, Inc.	1,426,828
18,680	Dave & Buster’s Entertainment, Inc.	931,572
44,560	G-III Apparel Group Ltd.*	1,780,618
13,050	Grand Canyon Education, Inc.*	1,494,355
3,320	Stamps.com, Inc.*	270,281
52,755	Steven Madden Ltd.	1,785,229
68,250	Taylor Morrison Home Corp., Class A*	1,211,437
101,210	Tilly’s, Inc., Class A	1,126,467
9,423	Unifi, Inc.*	182,335
24,520	Universal Electronics, Inc.*	910,918
124,810	ZAGG, Inc.*	1,132,027

		12,909,070

Consumer Staples — 2.53%
33,190	Fresh Del Monte Produce, Inc.	897,126
30,020	John B Sanfilippo & Son, Inc.	2,157,537

		3,054,663

Energy — 4.74%
179,460	Callon Petroleum Co.*	1,354,923
61,980	Delek US Holdings, Inc.	2,257,312
135,330	Magnolia Oil & Gas Corp.*	1,623,960
81,109	Ring Energy, Inc.*	476,110

		5,712,305

Financials — 23.39%
18,510	American Financial Group, Inc.	1,780,847
29,850	Amerisafe, Inc.	1,773,090
62,020	Chemical Financial Corp.	2,552,743
20,400	Community Bank System, Inc.	1,219,308
191,477	Compass Diversified Holdings LP	3,004,274
83,430	First Busey Corp.	2,035,692
58,900	Heritage Financial Corp.	1,775,246
54,993	LegacyTexas Financial Group, Inc.	2,056,188
51,210	Mercantile Bank Corp.	1,675,591
21,680	Northrim BanCorp, Inc.	746,226
58,576	Pacific Premier Bancorp, Inc.	1,554,021
13,360	Reinsurance Group of America, Inc.	1,896,853
89,100	Sterling Bancorp	1,659,933
26,110	Synovus Financial Corp.	897,140

31

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
19,540	Texas Capital Bancshares, Inc.*	$1,066,689
100,820	United Community Banks, Inc.	2,513,442

		28,207,283

Health Care — 4.31%
26,732	Emergent BioSolutions, Inc.*	1,350,501
32,760	Globus Medical, Inc., Class A*	1,618,672
4,820	Teleflex, Inc.	1,456,411
7,010	West Pharmaceutical Services, Inc.	772,502

		5,198,086

Industrials — 17.39%
229,994	ACCO Brands Corp.	1,968,749
84,440	BMC Stock Holdings, Inc.*	1,492,055
43,860	Casella Waste Systems, Inc., Class A*	1,559,662
84,520	Columbus McKinnon Corp.	2,903,262
43,583	Ducommun, Inc.*	1,896,732
23,320	EnerSys	1,519,531
44,800	Greenbrier Cos., Inc. (The)	1,443,904
32,380	Herman Miller, Inc.	1,139,128
43,730	Kennametal, Inc.	1,607,078
12,870	Kirby Corp.*	966,666
16,940	Lydall, Inc.*	397,412
66,356	Marten Transport Ltd.	1,183,128
81,960	NN, Inc.	613,880
38,282	Patrick Industries, Inc.*	1,734,940
10,270	Spirit Airlines, Inc.*	542,872

		20,968,999

Information Technology — 7.94%
117,590	AXT, Inc.*	523,276
6,020	Coherent, Inc.*	853,154
61,310	Cohu, Inc.	904,322
20,430	Novanta, Inc.*	1,731,034
48,060	PC Connection, Inc.	1,762,360
92,316	Sapiens International Corp. NV	1,410,588
8,210	Synaptics, Inc.*	326,348
80,470	Viavi Solutions, Inc.*	996,219
31,210	Vishay Precision Group, Inc.*	1,067,694

		9,574,995

Materials — 5.35%
19,760	Kaiser Aluminum Corp.	2,069,465
30,869	Koppers Holdings, Inc.*	801,977
199,923	OMNOVA Solutions, Inc.*	1,403,459
24,100	Reliance Steel & Aluminum Co.	2,175,266

		6,450,167

Real Estate — 10.65%
76,540	Columbia Property Trust, Inc., REIT	1,722,915

32

SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Value Fund (cont.)

March 31, 2019 (Unaudited)

Shares		Value
53,319	Community Healthcare Trust, Inc., REIT	$1,913,619
50,900	CubeSmart, REIT	1,630,836
153,720	DiamondRock Hospitality Co., REIT	1,664,788
12,840	EastGroup Properties, Inc., REIT	1,433,458
21,334	National Storage Affiliates Trust, REIT	608,232
61,210	Physicians Realty Trust, REIT	1,151,360
29,210	STAG Industrial, Inc., REIT	866,077
14,460	Terreno Realty Corp., REIT	607,898
88,239	UMH Properties, Inc., REIT	1,242,405

		12,841,588

Utilities — 7.86%
10,020	NorthWestern Corp.	705,508
69,590	Portland General Electric Co.	3,607,546
21,140	Southwest Gas Holdings, Inc.	1,738,976
41,628	Spire, Inc.	3,425,568

		9,477,598

Total Common Stocks		119,076,288

(Cost $127,587,436)

Investment Company — 1.59%
1,922,574	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,922,574

Total Investment Company		1,922,574

(Cost $1,922,574)

Total Investments		$120,998,862
(Cost $129,510,010)(b) — 100.33%

Liabilities in excess of other assets — (0.33)%		(396,240)

NET ASSETS — 100.00%		$120,602,622

*	Non-income producing security.
(a)	Affiliated investment.
(b)	See Notes to Schedules of Portfolio Investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See Notes to the Financial Statements.

33

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $67,539,006, $41,996,773 and $120,879,867, respectively)	$92,602,578	$70,033,091	$166,367,906
Affiliated investments (cost $1,506,994, $1,224,770 and $954,726, respectively)	1,506,994	1,224,770	954,727
Interest and dividend receivable	19,893	6,429	54,115
Receivable for capital shares issued	1,607	—	87,417
Receivable for investments sold	—	—	431,248
Prepaid expenses and other assets	29,036	21,945	36,323

Total Assets	94,160,108	71,286,235	167,931,736

Liabilities:
Foreign withholding tax payable	3,861	3,898	3,786
Payable for capital shares redeemed	5,186	14,363	62,574
Payable for investments purchased	143,269	435,179	334,632
Accrued expenses and other payables:
Investment advisory fees	39,987	41,906	78,188
Accounting fees	4,779	4,625	5,427
Audit fees	18,781	18,781	18,781
Trustees’ fees	—	536	3,614
Distribution fees	21,876	94	1,999
Custodian fees	333	689	1,386
Shareholder reports	4,715	3,146	8,702
Transfer agent fees	11,853	22,238	90,862
Other	3,097	4,777	12,708

Total Liabilities	257,737	550,232	622,659

Net Assets	$93,902,371	$70,736,003	$167,309,077

Net Assets Consists of:
Capital	$69,255,606	$41,727,620	$119,630,731
Accumulated earnings (loss)	24,646,765	29,008,383	47,678,346

Net Assets	$93,902,371	$70,736,003	$167,309,077

34

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2019 (Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund		RBC Small Cap Core Fund
Net Assets
Class A	$12,105,469		$800,235	$7,888,591
Class I	81,783,330		69,935,768	159,410,819
Class R6	13,572		N/A	9,667

Total	$93,902,371		$70,736,003	$167,309,077

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A	965,218		46,346	273,874
Class I	5,667,834		3,850,876	5,260,408
Class R6	939		N/A	319

Total	6,633,991		3,897,222	5,534,601

Net Asset Values and Redemption Prices Per Share:
Class A(a)	$12.54		$17.27	$28.80

Class I	$14.43		$18.16	$30.30

Class R6	$14.45	$	N/A	$30.32	(b)

Maximum Offering Price Per Share:
Class A	$13.31		$18.32	$30.56

Maximum Sales Charge - Class A	5.75%		5.75%	5.75%

(a)

For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

(b)	Net asset value is calculated using unrounded net assets of $9,667.32 divided by the unrounded shares outstanding of 318.881.

35

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2019 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Assets:
Investments in securities, at value:
Unaffiliated investments (cost $88,958,345 and $127,587,436, respectively)	$114,064,342	$119,076,288
Affiliated investments (cost $2,680,745 and $1,922,574, respectively)	2,680,745	1,922,574
Interest and dividend receivable	229,585	145,136
Receivable for capital shares issued	310,987	315,998
Prepaid expenses and other assets	27,903	38,955

Total Assets	117,313,562	121,498,951

Liabilities:
Foreign withholding tax payable	4,528	3,823
Payable for capital shares redeemed	29	370,124
Payable for investments purchased	—	435,234
Accrued expenses and other payables:
Investment advisory fees	71,018	61,232
Accounting fees	4,993	5,014
Audit fees	18,781	18,781
Trustees’ fees	828	—
Distribution fees	3,332	—
Custodian fees	87	874
Shareholder reports	9,873	—
Transfer agent fees	49,364	864
Other	11,473	383

Total Liabilities	174,306	896,329

Net Assets	$117,139,256	$120,602,622

Net Assets Consists of:
Capital	$87,540,858	$134,844,966
Accumulated earnings (loss)	29,598,398	(14,242,344)

Net Assets	$117,139,256	$120,602,622

36

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2019 (Unaudited)

	RBC Microcap Value Fund		RBC Small Cap Value Fund
Net Assets
Class A		$4,842,518	$	N/A
Class I		112,296,738		113,599,501
Class R6		N/A		7,003,121

Total		$117,139,256		$120,602,622

Shares Outstanding (Unlimited number of shares authorized, no par value):
Class A		184,789		N/A
Class I		4,286,540		9,703,480
Class R6		N/A		594,724

Total		4,471,329		10,298,204

Net Asset Values and Redemption Prices Per Share:
Class A(a)		$26.21	$	N/A

Class I		$26.20		$11.71

Class R6	$	N/A		$11.78

Maximum Offering Price Per Share:
Class A		$27.81	$	N/A

Maximum Sales Charge - Class A		5.75%		N/A

(a)

For Class A shares, redemption price per share will be reduced by 1.00% for sales of shares within 12 months of purchase (only applicable on purchases of $1 million or more on which no initial sales charge was paid). Such reduction is not reflected in the net asset value and the redemption price per share.

See Notes to the Financial Statements.

37

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2019

(Unaudited)

	RBC SMID Cap Growth Fund	RBC Enterprise Fund	RBC Small Cap Core Fund
Investment Income:
Interest income	$19,643	$7,310	$15,340
Dividend income - unaffiliated	212,592	310,810	964,463
Dividend income - affiliated	19,720	7,368	15,471
Foreign tax withholding	—	(4,202)	—

Total Investment Income	251,955	321,286	995,274
Expenses:
Investment advisory fees	303,764	338,528	784,432
Distribution fees–Class A	14,205	1,262	10,806
Accounting fees	17,448	17,046	21,614
Audit fees	17,893	17,893	17,893
Custodian fees	1,143	1,733	5,212
Insurance fees	2,120	2,120	2,120
Legal fees	4,146	4,304	14,398
Registrations and filing fees	23,925	16,122	23,096
Shareholder reports	18,873	18,693	22,248
Transfer agent fees–Class A	14,899	3,584	12,810
Transfer agent fees–Class I	26,470	50,243	159,479
Transfer agent fees–Class R6	1,808	—	1,834
Trustees’ fees and expenses	3,709	3,812	12,427
Tax expense	1,930	1,931	1,928
Other fees	3,022	2,648	4,327

Total expenses before fee waiver/reimbursement	455,355	479,919	1,094,624
Expenses waived/reimbursed by:
Advisor	(85,315)	(90,375)	(253,250)

Net expenses	370,040	389,544	841,374

Net Investment Income (Loss)	(118,085)	(68,258)	153,900

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) from investment transactions	(42,720)	2,906,667	9,355,156
Net change in unrealized depreciation on investments	(2,889,868)	(14,348,198)	(52,924,276)

Net realized/unrealized losses	(2,932,588)	(11,441,531)	(43,569,120)

Change in net assets resulting from operations	$(3,050,673)	$(11,509,789)	$(43,415,220)

38

FINANCIAL STATEMENTS
Statements of Operations (cont.)

For the Six Months Ended March 31, 2019 (Unaudited)

	RBC Microcap Value Fund	RBC Small Cap Value Fund
Investment Income:
Interest income	$11,120	$34,373
Dividend income - unaffiliated	1,324,244	1,008,649
Dividend income - affiliated	11,245	34,982
Foreign tax withholding	(1,198)	(5,212)

Total Investment Income	1,345,411	1,072,792
Expenses:
Investment advisory fees	532,131	429,324
Distribution fees–Class A	6,691	—
Accounting fees	26,671	18,654
Audit fees	17,893	17,893
Custodian fees	1,721	3,651
Insurance fees	2,120	2,119
Legal fees	7,051	6,140
Registrations and filing fees	13,834	13,810
Shareholder reports	25,078	12,912
Transfer agent fees–Class A	11,872	—
Transfer agent fees–Class I	90,361	43,777
Transfer agent fees–Class R6	—	1,851
Trustees’ fees and expenses	6,170	4,765
Tax expense	1,951	1,929
Other fees	3,099	2,627

Total expenses before fee waiver/reimbursement	746,643	559,452
Expenses waived/reimbursed by:
Advisor	(107,308)	(39,924)

Net expenses	639,335	519,528

Net Investment Income	706,076	553,264

Realized/Unrealized Gains/(Losses):
Net realized gains/(losses) from investment transactions	5,912,254	(5,100,256)
Net change in unrealized depreciation on investments	(18,435,578)	(15,173,564)

Net realized/unrealized losses	(12,523,324)	(20,273,820)

Change in net assets resulting from operations	$(11,817,248)	$(19,720,556)

See Notes to the Financial Statements.

39

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC SMID Cap Growth Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment loss	$(118,085)	$(267,879)
Net realized gains/(losses) from investments	(42,720)	7,102,284
Net change in unrealized appreciation/(depreciation) on investments	(2,889,868)	10,687,585

Change in net assets resulting from operations	(3,050,673)	17,521,990

Distributions to Shareholders:
Class A	(985,499)	(2,410,341)
Class I	(5,713,741)	(12,451,210)
Class R6	(955)	(2,177)

Change in net assets resulting from shareholder distributions	(6,700,195)	(14,863,728)

Capital Transactions:
Proceeds from shares issued	10,191,598	17,824,600
Distributions reinvested	6,687,726	14,797,134
Cost of shares redeemed	(9,643,761)	(15,936,798)

Change in net assets resulting from capital transactions	7,235,563	16,684,936

Net increase/(decrease) in net assets	(2,515,305)	19,343,198
Net Assets:
Beginning of period	96,417,676	77,074,478

End of period	$93,902,371	$96,417,676

Share Transactions:
Issued	755,472	1,185,296
Reinvested	577,278	1,095,312
Redeemed	(710,074)	(1,084,575)

Change in shares resulting from capital transactions	622,676	1,196,033

See Notes to the Financial Statements.

40

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Enterprise Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment loss	$(68,258)	$(265,529)
Net realized gains from investments	2,906,667	9,905,577
Net change in unrealized depreciation on investments	(14,348,198)	(3,676,545)

Change in net assets resulting from operations	(11,509,789)	5,963,503

Distributions to Shareholders:
Class A	(142,776)	(265,777)
Class I	(8,792,654)	(15,947,218)

Change in net assets resulting from shareholder distributions	(8,935,430)	(16,212,995)

Capital Transactions:
Proceeds from shares issued	455,744	304,272
Distributions reinvested	8,255,701	15,290,529
Cost of shares redeemed	(4,043,452)	(9,656,671)

Change in net assets resulting from capital transactions	4,667,993	5,938,130

Net decrease in net assets	(15,777,226)	(4,311,362)
Net Assets:
Beginning of period	86,513,229	90,824,591

End of period	$70,736,003	$86,513,229

Share Transactions:
Issued	21,360	12,531
Reinvested	538,985	660,634
Redeemed	(212,407)	(399,941)

Change in shares resulting from capital transactions	347,938	273,224

See Notes to the Financial Statements.

41

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Small Cap Core Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment income/(loss)	$153,900	$(166,771)
Net realized gains from investments	9,355,156	18,054,415
Net change in unrealized depreciation on investments	(52,924,276)	(1,202,513)

Change in net assets resulting from operations	(43,415,220)	16,685,131

Distributions to Shareholders:
Class A	(928,473)	(396,907)
Class I	(20,302,793)	(7,586,460)
Class R6	(8,302)	(31,899)

Change in net assets resulting from shareholder distributions	(21,239,568)	(8,015,266)

Capital Transactions:
Proceeds from shares issued	11,169,348	27,809,569
Distributions reinvested	20,837,152	7,804,446
Cost of shares redeemed	(61,824,592)	(72,551,523)

Change in net assets resulting from capital transactions	(29,818,092)	(36,937,508)

Net decrease in net assets	(94,472,880)	(28,267,643)
Net Assets:
Beginning of period	261,781,957	290,049,600

End of period	$167,309,077	$261,781,957

Share Transactions:
Issued	357,548	675,051
Reinvested	794,697	187,778
Redeemed	(1,906,067)	(1,765,413)

Change in shares resulting from capital transactions	(753,822)	(902,584)

See Notes to the Financial Statements.

42

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Microcap Value Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment income	$706,076	$1,024,525
Net realized gains from investments	5,912,254	10,342,078
Net change in unrealized depreciation on investments	(18,435,578)	(1,387,727)

Change in net assets resulting from operations	(11,817,248)	9,978,876

Distributions to Shareholders:
Class A	(524,523)	(666,177)
Class I	(11,298,153)	(13,397,750)

Change in net assets resulting from shareholder distributions	(11,822,676)	(14,063,927)

Capital Transactions:
Proceeds from shares issued	4,349,458	3,250,443
Distributions reinvested	10,646,818	12,772,313
Cost of shares redeemed	(10,849,193)	(22,216,366)

Change in net assets resulting from capital transactions	4,147,083	(6,193,610)

Net decrease in net assets	(19,492,841)	(10,278,661)
Net Assets:
Beginning of period	136,632,097	146,910,758

End of period	$117,139,256	$136,632,097

Share Transactions:
Issued	164,502	103,249
Reinvested	457,315	421,529
Redeemed	(419,058)	(712,654)

Change in shares resulting from capital transactions	202,759	(187,876)

See Notes to the Financial Statements.

43

FINANCIAL STATEMENTS
Statements of Changes in Net Assets

	RBC Small Cap Value Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment income	$553,264	$822,530
Net realized gains/(losses) from investments	(5,100,256)	2,411,405
Net change in unrealized appreciation/(depreciation) on investments	(15,173,564)	1,135,188

Change in net assets resulting from operations	(19,720,556)	4,369,123

Distributions to Shareholders:
Class I	(3,592,109)	(2,034,874)
Class R6	(225,065)	(163,148)

Change in net assets resulting from shareholder distributions	(3,817,174)	(2,198,022)

Capital Transactions:
Proceeds from shares issued	48,287,198	93,778,202
Distributions reinvested	2,504,109	2,042,187
Cost of shares redeemed	(59,872,192)	(23,578,361)

Change in net assets resulting from capital transactions	(9,080,885)	72,242,028

Net increase/(decrease) in net assets	(32,618,615)	74,413,129
Net Assets:
Beginning of period	153,221,237	78,808,108

End of period	$120,602,622	$153,221,237

Share Transactions:
Issued	4,139,670	6,943,708
Reinvested	244,891	149,980
Redeemed	(5,324,896)	(1,718,877)

Change in shares resulting from capital transactions	(940,335)	5,374,811

See Notes to the Financial Statements.

44

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities					Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees		Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/19 (Unaudited)	$14.39	(0.03)	(0.71)	—		(0.74)	—	(1.11)	(1.11)	$12.54
Year Ended 9/30/18	14.72	(0.07)	2.85	—(b)		2.78	—	(3.11)	(3.11)	14.39
Year Ended 9/30/17	13.92	(0.07)	1.91	—(b)		1.84	—	(1.04)	(1.04)	14.72
Year Ended 9/30/16	13.57	(0.06)	1.95	—(b)		1.89	—	(1.54)	(1.54)	13.92
Year Ended 9/30/15	15.60	(0.08)	0.53	—(b)		0.45	—	(2.48)	(2.48)	13.57
Year Ended 9/30/14	16.10	(0.11)	0.77	—(b)		0.66	—	(1.16)	(1.16)	15.60
Class I
Six Months Ended 3/31/19 (Unaudited)	$16.33	(0.02)	(0.77)	—		(0.79)	—	(1.11)	(1.11)	$14.43
Year Ended 9/30/18	16.26	(0.04)	3.22	—(b)		3.18	—	(3.11)	(3.11)	16.33
Year Ended 9/30/17	15.24	(0.04)	2.10	—(b)		2.06	—	(1.04)	(1.04)	16.26
Year Ended 9/30/16	14.68	(0.03)	2.13	—(b)		2.10	—	(1.54)	(1.54)	15.24
Year Ended 9/30/15	16.65	(0.05)	0.56	—(b)		0.51	—	(2.48)	(2.48)	14.68
Year Ended 9/30/14	17.07	(0.08)	0.82	—(b)		0.74	—	(1.16)	(1.16)	16.65
Class R6
Six Months Ended 3/31/19 (Unaudited)	$16.35	(0.02)	(0.77)	(—)		(0.79)	—	(1.11)	(1.11)	$14.45
Year Ended 9/30/18	16.27	(0.04)	3.23	(—)	(b)	3.19	—	(3.11)	(3.11)	16.35
Period Ended 9/30/17(c)	15.30	(0.03)	2.04	—(b)		2.01	—	(1.04)	(1.04)	16.27

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Less than $0.01 or $(0.01) per share.

(c)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

45

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/19 (Unaudited)	(3.44)%(c)	$12,105	1.07%(d)	(0.53)%(d)	1.43%(d)	5%
Year Ended 9/30/18	22.67%	12,966	1.07%	(0.53)%	1.40%	22%
Year Ended 9/30/17	14.18%	11,600	1.10%	(0.50)%	1.50%	18%
Year Ended 9/30/16	14.99%	12,106	1.10%	(0.43)%	1.46%	14%
Year Ended 9/30/15	2.20%	12,070	1.10%	(0.56)%	1.45%	18%
Year Ended 9/30/14	3.90%	12,503	1.14%(e)	(0.70)%	1.47%	17%
Class I
Six Months Ended 3/31/19 (Unaudited)	(3.33)%(c)	$81,783	0.82%(d)	(0.28)%(d)	0.99%(d)	5%
Year Ended 9/30/18	23.04%	83,437	0.82%	(0.28)%	0.98%	22%
Year Ended 9/30/17	14.40%	65,463	0.85%	(0.26)%	1.07%	18%
Year Ended 9/30/16	15.32%	86,067	0.85%	(0.18)%	1.05%	14%
Year Ended 9/30/15	2.44%	54,935	0.85%	(0.31)%	1.07%	18%
Year Ended 9/30/14	4.16%	56,329	0.89%(e)	(0.45)%	1.04%	17%
Class R6
Six Months Ended 3/31/19 (Unaudited)	(3.33)%(c)	$ 14	0.77%(d)	(0.24)%(d)	29.71%(d)	5%
Year Ended 9/30/18	23.09%	14	0.77%	(0.23)%	29.30%	22%
Period Ended 9/30/17	14.03%(c)	11	0.80%(d)	(0.22)%(d)	50.53%(d)	18%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

46

FINANCIAL HIGHLIGHTS

RBC SMID Cap Growth Fund

(Selected data for a share outstanding throughout the periods indicated)

(e)

Beginning November 27, 2013, the net operating expenses were contractually limited to 1.10% and 0.85% of average daily net assets for Class A and Class I respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2014.

See Notes to the Financial Statements.

47

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Loss(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/19 (Unaudited)	$23.38	(0.03)	(3.51)	—(b)	(3.54)	—	(2.57)	(2.57)	$17.27
Year Ended 9/30/18	26.86	(0.13)	1.70	—(b)	1.57	—	(5.05)	(5.05)	23.38
Year Ended 9/30/17	21.49	(0.09)	5.68	—(b)	5.59	(0.01)	(0.21)	(0.22)	26.86
Year Ended 9/30/16	20.16	(0.07)	2.59	—(b)	2.52	—	(1.19)	(1.19)	21.49
Year Ended 9/30/15	25.16	(0.07)	(1.72)	—(b)	(1.79)	—	(3.21)	(3.21)	20.16
Year Ended 9/30/14	26.48	(0.12)	(0.52)	—(b)	(0.64)	—	(0.68)	(0.68)	25.16
Class I
Six Months Ended 3/31/19 (Unaudited)	$24.39	(0.02)	(3.64)	—(b)	(3.66)	—	(2.57)	(2.57)	$18.16
Year Ended 9/30/18	27.74	(0.07)	1.77	—(b)	1.70	—	(5.05)	(5.05)	24.39
Year Ended 9/30/17	22.17	(0.03)	5.87	—(b)	5.84	(0.06)	(0.21)	(0.27)	27.74
Year Ended 9/30/16	20.77	(0.02)	2.66	—(b)	2.64	(0.05)	(1.19)	(1.24)	22.17
Year Ended 9/30/15	25.77	(0.02)	(1.77)	—(b)	(1.79)	—	(3.21)	(3.21)	20.77
Year Ended 9/30/14	27.05	(0.06)	(0.53)	—(b)	(0.59)	(0.01)	(0.68)	(0.69)	25.77

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

48

FINANCIAL HIGHLIGHTS

RBC Enterprise Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/19 (Unaudited)	(13.13)%(c)	$ 800	1.33%(d)	(0.38)%(d)	2.15%(d)	10%
Year Ended 9/30/18	6.79%	963	1.33%	(0.54)%	1.95%	15%
Year Ended 9/30/17	26.15%	1,445	1.33%	(0.39)%	1.96%	26%
Year Ended 9/30/16	13.31%	1,303	1.33%	(0.35)%	2.00%	11%
Year Ended 9/30/15	(8.73)%	1,410	1.33%	(0.30)%	1.85%	16%
Year Ended 9/30/14	(2.62)%	2,708	1.33%	(0.45)%	1.75%	19%
Class I
Six Months Ended 3/31/19 (Unaudited)	(13.07)%(c)	$ 69,936	1.08%(d)	(0.19)%(d)	1.32%(d)	10%
Year Ended 9/30/18	7.08%	85,550	1.08%	(0.30)%	1.23%	15%
Year Ended 9/30/17	26.51%	89,379	1.08%	(0.11)%	1.28%	26%
Year Ended 9/30/16	13.56%	103,083	1.08%	(0.09)%	1.25%	11%
Year Ended 9/30/15	(8.50)%	104,237	1.08%	(0.09)%	1.21%	16%
Year Ended 9/30/14	(2.36)%	124,229	1.08%	(0.20)%	1.20%	19%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

49

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/19 (Unaudited)	$39.96	(0.02)	(7.20)	—	(7.22)	—	(3.94)	(3.94)	$28.80
Year Ended 9/30/18	38.85	(0.12)	2.38	—	2.26	—	(1.15)	(1.15)	39.96
Year Ended 9/30/17	33.53	(0.04)	5.36	—(b)	5.32	—	—	—	38.85
Year Ended 9/30/16	28.55	(0.07)	5.46	—(b)	5.39	—	(0.41)	(0.41)	33.53
Year Ended 9/30/15	30.66	(0.04)	(0.91)	—(b)	(0.95)	—	(1.16)	(1.16)	28.55
Year Ended 9/30/14	30.53	(0.09)	1.04	—(b)	0.95	—	(0.82)	(0.82)	30.66
Class I
Six Months Ended 3/31/19 (Unaudited)	$41.71	0.03	(7.50)	—	(7.47)	—	(3.94)	(3.94)	$30.30
Year Ended 9/30/18	40.42	(0.02)	2.48	—	2.46	(0.01)	(1.16)	(1.17)	41.71
Year Ended 9/30/17	34.85	0.04	5.59	—(b)	5.63	(0.06)	—	(0.06)	40.42
Year Ended 9/30/16	29.61	—(b)	5.67	—(b)	5.67	(0.02)	(0.41)	(0.43)	34.85
Year Ended 9/30/15	31.68	0.04	(0.95)	—(b)	(0.91)	—	(1.16)	(1.16)	29.61
Year Ended 9/30/14	31.45	(0.01)	1.06	—(b)	1.05	—	(0.82)	(0.82)	31.68
Class R6
Six Months Ended 3/31/19 (Unaudited)	$41.78	0.06	(7.58)	—	(7.52)	—	(3.94)	(3.94)	$30.32
Year Ended 9/30/18	40.46	—(b)	2.47	—	2.47	—	(1.15)	(1.15)	41.78
Period Ended 9/30/17(c)	37.08	(0.11)	3.52	—(b)	3.41	(0.03)	—	(0.03)	40.46

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

50

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/19 (Unaudited)	(16.56)%(c)	$ 7,889	1.15%(d)	(0.10)%(d)	1.53%(d)	14%
Year Ended 9/30/18	5.80%	12,012	1.15%	(0.29)%	1.37%	24%
Year Ended 9/30/17	15.87%	14,574	1.15%	(0.11)%	1.47%	29%
Year Ended 9/30/16	19.07%	12,960	1.15%	(0.23)%	1.47%	20%
Year Ended 9/30/15	(3.47)%	7,303	1.15%	(0.13)%	1.34%	36%
Year Ended 9/30/14	3.05%	8,971	1.15%	(0.30)%	1.57%	29%
Class I
Six Months Ended 3/31/19 (Unaudited)	(16.45)%(c)	$159,411	0.90%(d)	0.18%(d)	1.17%(d)	14%
Year Ended 9/30/18	6.06%	249,678	0.90%	(0.05)%	1.05%	24%
Year Ended 9/30/17	16.18%	274,434	0.90%	0.10%	1.15%	29%
Year Ended 9/30/16	19.35%	244,713	0.90%	(0.01)%	1.13%	20%
Year Ended 9/30/15	(3.22)%	226,237	0.90%	0.11%	1.13%	36%
Year Ended 9/30/14	3.29%	209,104	0.90%	(0.04)%	1.13%	29%
Class R6
Six Months Ended 3/31/19 (Unaudited)	(16.56)%(c)	$ 10	0.87%(d)	0.34%(d)	9.39%(d)	14%
Year Ended 9/30/18	6.10%	92	0.87%	(0.01)%	1.30%	24%
Period Ended 9/30/17(e)	9.21%(c)	1,041	0.87%(d)	(0.33)%(d)	6.88%(d)	29%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.
(e)	For the period from November 21, 2016 (commencement of operations) to March 31, 2017.

51

FINANCIAL HIGHLIGHTS

RBC Small Cap Core Fund

(Selected data for a share outstanding throughout the periods indicated)

See Notes to the Financial Statements.

52

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class A
Six Months Ended 3/31/19 (Unaudited)	$31.95	0.13	(3.10)	—	(2.97)	(0.21)	(2.56)	(2.77)	$26.21
Year Ended 9/30/18	32.91	0.16	2.01	—(b)	2.17	(0.08)	(3.05)	(3.13)	31.95
Year Ended 9/30/17	29.05	0.09	5.45	—(b)	5.54	(0.07)	(1.61)	(1.68)	32.91
Year Ended 9/30/16	25.88	0.04	3.50	—(b)	3.54	(0.08)	(0.29)	(0.37)	29.05
Year Ended 9/30/15	26.68	0.06	(0.06)	—(b)	—	(0.10)	(0.70)	(0.80)	25.88
Year Ended 9/30/14	25.10	0.09	1.69	—(b)	1.78	(0.20)	—	(0.20)	26.68
Class I
Six Months Ended 3/31/19 (Unaudited)	$32.01	0.16	(3.12)	—	(2.96)	(0.29)	(2.56)	(2.85)	$26.20
Year Ended 9/30/18	32.97	0.23	2.03	—(b)	2.26	(0.17)	(3.05)	(3.22)	32.01
Year Ended 9/30/17	29.10	0.17	5.46	—(b)	5.63	(0.15)	(1.61)	(1.76)	32.97
Year Ended 9/30/16	25.92	0.11	3.51	—(b)	3.62	(0.15)	(0.29)	(0.44)	29.10
Year Ended 9/30/15	26.73	0.13	(0.07)	—(b)	0.06	(0.17)	(0.70)	(0.87)	25.92
Year Ended 9/30/14	25.13	0.15	1.71	—(b)	1.86	(0.26)	—	(0.26)	26.73

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

53

FINANCIAL HIGHLIGHTS

RBC Microcap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class A
Six Months Ended 3/31/19 (Unaudited)	(8.25)%(c)	$ 4,843	1.32%(d)	0.96%(d)	1.77%(d)	8%
Year Ended 9/30/18	7.12%	6,477	1.32%	0.50%	1.64%	5%
Year Ended 9/30/17	19.32%	7,276	1.32%	0.31%	1.75%	9%
Year Ended 9/30/16	13.80%	9,136	1.32%	0.15%	1.76%	11%
Year Ended 9/30/15	(0.18)%	10,300	1.32%	0.20%	1.69%	5%
Year Ended 9/30/14	7.09%	10,029	1.32%	0.32%	1.69%	11%
Class I
Six Months Ended 3/31/19 (Unaudited)	(8.15)%(c)	$112,297	1.07%(d)	1.21%(d)	1.24%(d)	8%
Year Ended 9/30/18	7.41%	130,155	1.07%	0.74%	1.18%	5%
Year Ended 9/30/17	19.62%	139,635	1.07%	0.56%	1.25%	9%
Year Ended 9/30/16	14.10%	141,313	1.07%	0.40%	1.24%	11%
Year Ended 9/30/15	0.04%	130,135	1.07%	0.47%	1.22%	5%
Year Ended 9/30/14	7.39%	134,345	1.07%	0.55%	1.23%	11%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.

See Notes to the Financial Statements.

54

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities				Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Redemption Fees	Total from Investment Activities	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period
Class I
Six Months Ended 3/31/19 (Unaudited)	$13.63	0.05	(1.60)	—(b)	(1.55)	(0.09)	(0.28)	(0.37)	$11.71
Year Ended 9/30/18	13.43	0.10	0.47	—(b)	0.57	(0.08)	(0.29)	(0.37)	13.63
Year Ended 9/30/17	11.33	0.06	2.31	—(b)	2.37	(0.05)	(0.22)	(0.27)	13.43
Year Ended 9/30/16	9.73	0.08	1.76	—(b)	1.84	(0.16)	(0.08)	(0.24)	11.33
Period Ended 9/30/15(c)	10.00	0.06	(0.30)	—(b)	(0.24)	(0.03)	—	(0.03)	9.73
Class R6
Six Months Ended 3/31/19 (Unaudited)	$13.71	0.06	(1.61)	—(b)	(1.55)	(0.10)	(0.28)	(0.38)	$11.78
Year Ended 9/30/18	13.51	0.11	0.46	—(b)	0.57	(0.08)	(0.29)	(0.37)	13.71
Period Ended 9/30/17(d)	12.26	0.06	1.41	—(b)	1.47	—	(0.22)	(0.22)	13.51

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.
(c)	For the period from December 3, 2014 (commencement of operations) to September 30, 2015.
(d)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

55

FINANCIAL HIGHLIGHTS

RBC Small Cap Value Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)(b)	Net Assets, End of Period (000’s)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*	Portfolio Turnover Rate**
Class I
Six Months Ended 3/31/19 (Unaudited)	(10.94)%(c)	$ 113,600	0.85%(d)	0.90%(d)	0.91%(d)	34%
Year Ended 9/30/18	4.24%	144,979	0.91%(e)	0.75%	0.99%	29%
Year Ended 9/30/17	21.10%	72,852	1.00%	0.48%	1.19%	35%
Year Ended 9/30/16	19.26%	6,127	1.00%	0.79%	2.71%	47%
Period Ended 9/30/15(f)	(2.42)%(c)	5,085	1.00%(d)	0.67%(d)	3.50%(d)	41%
Class R6
Six Months Ended 3/31/19 (Unaudited)	(10.90)%(c)	$ 7,003	0.80%(d)	0.94%(d)	0.89%(d)	34%
Year Ended 9/30/18	4.22%	8,242	0.87%(e)	0.83%	0.98%	29%
Period Ended 9/30/17(g)	12.10%(c)	5,956	0.95%(d)	0.56%(d)	1.31%(d)	35%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(a)	Excludes sales charge.
(b)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(c)	Not annualized.
(d)	Annualized.
(e)

Beginning July 2, 2018, the net operating expenses were contractually limited to 0.85% and 0.80% of average daily net assets for Class I and Class R6, respectively. The ratio of net expenses to average net assets represents a blended percentage for the period ended September 30, 2018.

(f)	For the period from December 3, 2014 (commencement of operations) to September 30, 2015.
(g)	For the period from November 21, 2016 (commencement of operations) to September 30, 2017.

See Notes to the Financial Statements.

56

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”). Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following five investment portfolios (each a “Fund” and collectively, the “Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Small Cap Value Fund (“Small Cap Value Fund”)

The SMID Cap Growth and Small Cap Core Funds offer three share classes: Class A, Class R6 and Class I shares. The Enterprise and Microcap Value Funds offer two share classes: Class A and Class I shares. The Small Cap Value Fund offers Class I and Class R6 shares. On November 27, 2012, Class C shares were converted to Class A shares for the SMID Cap Growth, Enterprise, Small Cap Core and Microcap Value Funds and Class S shares were converted to Class I shares for SMID Cap Growth and Enterprise Funds. For the Small Cap Core and Microcap Value Funds, which did not previously have Class I shares, the Class S shares were redesignated as Class I shares. Class A shares are offered with a 5.75% maximum front-end sales charge and a 1.00% contingent deferred sales charge (“CDSC”) for redemption within 12 months of a $1 million or greater purchase on which no front-end sales charge was paid. Class I and Class R6 shares (intended for investors meeting certain investment minimum thresholds) are not subject to either a front-end sales charge or a CDSC.

RBC Global Asset Management (U.S.) Inc. (”RBC GAM-US“ or ”Advisor“ or ”Co-Administrator“) acts as the investment advisor for the Funds. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

Each Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years

57

NOTES TO FINANCIAL STATEMENTS

beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Board has adopted pricing and valuation procedures for determining the fair value of each Fund’s investments. Fair value of a security is considered to be the price that a fund might reasonably expect to receive upon its current sale in an orderly transaction between market participants.

Equity securities are generally valued on the basis of prices furnished by third-party pricing services approved by the Board. Equity securities listed on one or more exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the regularly scheduled closing time of the exchange and are categorized as Level 1 in the fair value hierarchy. (See “Fair Value Measurements” below for additional information). An equity security not listed on an exchange but listed on NASDAQ shall be valued at the NASDAQ official closing price and is also categorized as Level 1. If there was no sale on the primary exchange on the day the net asset value is calculated or a NASDAQ official closing price is not available, the most recent bid quotation generally will be used and such securities will generally be categorized as Level 2. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

Fixed income securities, including to-be-announced (“TBA”) commitments and municipal bonds, are generally valued based on evaluated prices received from third-party pricing services or from broker-dealers who make markets in the securities and are generally categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account multiple appropriate factors such as institutional-size trading in similar groups of securities, market spreads, interest rates, and fundamental security analytical data including yield, quality, coupon rate, maturity and type of issue.

Foreign securities valued in non-U.S. dollars are valued in the foreign currency and then converted into the U.S. dollar equivalent using the foreign exchange rate in effect at the close of (NYSE) on the day the security’s value is determined. The value of securities traded in markets outside the United States may be affected on a day that the NYSE is closed and an investor is not able to purchase, exchange or redeem shares of the Funds.

The Board has delegated to the Funds’ Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Funds’ securities or other assets and liabilities. The Pricing Committee includes representatives of the Funds’ Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Funds’ pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

The Board has adopted procedures to determine the fair value of a security when a price is not available from a pricing service or broker- dealer or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value. Fair valuation may also be used when a significant valuation event affecting the value of a security or market sector is determined to have occurred between the time when a security’s market closes and the time the Fund’s net asset value is calculated. The fair value of the security will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information

58

NOTES TO FINANCIAL STATEMENTS

from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded. These securities are either categorized as Level 2 or 3 in the fair value hierarchy, depending on the relevant inputs used.

When the Funds utilize fair valuation methods that use significant unobservable inputs to determine a security’s value, such securities will be categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Funds’ policy is intended to result in a calculation of a Fund’s net asset value that fairly reflects security values as of the time of pricing, the Funds cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Funds could obtain for a security if they were to dispose of it as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold.

The Funds’ Pricing Committee employs various methods for calibrating the valuation approach related to securities categorized within Level 2 and Level 3 of the fair value hierarchy. These methods may include regular due diligence of the Funds’ pricing vendors, a regular review of key inputs and assumptions, transaction back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing and stale prices and large movements in market value, and reviews of any market related activities. Additionally, the pricing of all fair value holdings is subsequently reported to the Valuation Committee and Board.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

59

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Funds’ investments as of March 31, 2019 is as follows:

			Level 2		Level 3
			Significant		Significant
	Level 1		Observable		Unobservable
Funds	Quoted Prices		Inputs		Inputs		Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$ 94,109,572	(a)	$ —		$ —		$ 94,109,572
Enterprise Fund	71,257,861	(a)	—		—		71,257,861
Small Cap Core Fund	167,322,633	(a)	—		—		167,322,633
Microcap Value Fund	115,988,156	(a)	739,963	(b)	16,968	(c)	116,745,087
Small Cap Value Fund	120,998,862	(a)	—		—		120,998,862

(a)	The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Portfolio Investments.
(b)	Represents securities in the Consumer Discretionary ($595,363), Consumer Staples ($144,000) and Information Technology ($600) sections of the Schedule of Portfolio Investments.
(c)	Represents a security in the Financials Section of the Schedule of Portfolio Investments.

During the period ended March 31, 2019, the Funds, except Microcap Value Fund, recognized no transfers to/from Level 1 or Level 2. For Microcap Value Fund, transfers to Level 2 from Level 1 in the amount of $784,335 were due to the absence of an active trading market for the securities on March 31, 2019; securities were transferred from Level 2 to Level 1 in the amount of $237,179 since the trading market became active for the securities. The Funds’ policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap
Value Fund
Common Stocks–
(Financials)
Balance as of 9/30/18(value)	$27,048
Change in unrealized appreciation (depreciation)	(10,080)

Balance as of 3/31/19(value)	$16,968

*Net	Change in unrealized appreciation/(depreciation) in Level 3 securities still held at March 3, 2019.

The Fund’s assets assigned to the Level 3 category were valued using the valuation methodology and technique deemed most appropriate in the circumstances. The significant unobservable inputs used include assumptions regarding the particular security’s cash flow profile and potential defaults which may not be generally observable for either the security or for assets of a similar type. Inputs with respect to variable rate securities may also include assumptions regarding future interest rate changes. Significant changes in any of these assumptions may result in a lower or higher fair value measurement.

Financial Instruments:

Repurchase Agreements:

The Funds, except SMID Cap Growth Fund, may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

60

NOTES TO FINANCIAL STATEMENTS

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

There were no repurchase agreements held during the period ended March 31, 2019.

Affiliated Investments:

The Funds invest in other Funds of the Trust (an “Affiliated Fund”). The Funds invest in

U.S. Government Money Market Fund-RBC Institutional Class 1 as a cash sweep vehicle. The income earned by the Funds from the Affiliated Fund for the period is disclosed in the Statement of Operations. The table below details the transactions of the Funds in the Affiliated Fund.

	Value			Value
	September 30, 2018	Purchases	Sales	March 31, 2019	Dividends
Investments in U.S. Government Money Market Fund—RBC Institutional Class 1
SMID Cap Growth Fund	$ 569,442	$ 8,798,533	$ 7,860,981	$ 1,506,994	$ 19,720
Enterprise Fund	668,402	6,570,587	6,014,219	1,224,770	7,368
Small Cap Core Fund	944,029	22,720,793	22,710,095	954,727	15,471
Microcap Value Fund	106,150	8,434,433	5,859,838	2,680,745	11,245
Small Cap Value Fund	7,529,557	31,467,527	37,074,510	1,922,574	34,982

Investment Transactions and Income:

Investment transactions are recorded on trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

Expense, Investment Income and Gain/Loss Allocation:

Each Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon each Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within a Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within a Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Real Estate Investment Trusts:

The Funds may own shares of real estate investment trusts (”REITs“) which report information on the source of their distributions annually. Dividends paid by a REIT, other than capital gain distributions, will be taxable as ordinary income up to the amount of the REIT’s current and accumulated earnings and profits. Capital gain dividends paid by a REIT to a Fund will be treated as long term capital gains by the Fund and, in turn, may be distributed by the Fund to its shareholders as a capital gain distribution. Distributions received from a REIT in excess of its income are recorded as a return of capital and a reduction to the cost basis of the REIT.

Distributions to Shareholders:

Each Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends and capital gain distributions for each Fund are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

61

NOTES TO FINANCIAL STATEMENTS

The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g., net operating loss, redesignation of distributions and basis adjustments on investments in passive foreign investment companies (PFICs) and partnerships.), they are reclassified within a Fund’s capital accounts based on their federal tax basis treatment.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages each Funds’ assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of each of the Funds as follows:

	Average Daily Net Assets of Fund	Annual Rate
SMID Cap Growth Fund	All Net Assets	0.70%
Enterprise Fund	Up to $30 Million	1.00%
	Over $30 Million	0.90%
Small Cap Core Fund	All Net Assets	0.85%
Microcap Value Fund	All Net Assets	0.90%
Small Cap Value Fund*	All Net Assets	0.70%

* Prior to July 2, 2018, the annual advisory fee rate for Small Cap Value Fund was 0.80%.

RBC GAM-US has contractually agreed to waive fees and/or make payments in order to keep total operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) of the Funds to the following levels pursuant to an expense limitation agreement.

	Class A	Class I	Class R6
	Annual Rate	Annual Rate	Annual Rate
SMID Cap Growth Fund	1.07%	0.82%	0.77%
Enterprise Fund	1.33%	1.08%	N/A
Small Cap Core Fund	1.15%	0.90%	0.87%
Microcap Value Fund	1.32%	1.07%	N/A
Small Cap Value Fund*	N/A	0.85%	0.80%

* Prior to July 2, 2018, the annual rates for Small Cap Value Fund under the expense limitation agreement were 0.95% for Class I and 0.90% for Class R6.

This expense limitation agreement is in place until January 31, 2020, and may not be terminated by RBC GAM-US prior to that date. The agreement shall continue for additional one-year terms unless terminated or revised by the Board at any time or by RBC GAM-US at the expiration of any one-year period. Each Fund will carry forward, for a period not to exceed 12 months (3 years for Small Cap Value Fund) from the date on which the fee was waived or expense was paid by RBC GAM-US, any expenses in excess of the expense limitation and repay RBC GAM-US such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation.

	FYE 9/30/16	FYE 9/30/17	FYE 9/30/18	FYE 9/30/19	Total
SMID Cap Growth Fund	$ —	$ —	$ 76,969	$ 83,990	$ 160,959
Enterprise Fund	—	—	69,210	89,867	159,077
Small Cap Core Fund	—	—	207,739	252,194	459,933
Microcap Value Fund	—	—	73,697	106,529	180,226
Small Cap Value Fund	45,723	85,537	77,233	37,545	246,038

There was no recoupment of expense reimbursements/waivers during the year. Amounts from years prior to those shown are no longer subject to recoupment.

62

NOTES TO FINANCIAL STATEMENTS

RBC GAM-US voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees the Funds pay to RBC GAM-US indirectly through its investment in an affiliated money market fund. For the six months ended March 31, 2019, the amount waived was $1,325, $508, $1,057, $779 and $2,379 for the SMID Cap Growth Fund, Enterprise Fund, Small Cap Core Fund, Microcap Value Fund and Small Cap Value Fund, respectively, and is included in expenses waived/reimbursed by Advisor in the Statements of Operations.

RBC GAM-US may also voluntarily waive and/or reimburse operating expenses of any Fund from time to time. Any such voluntary program may be changed or eliminated at any time without notice, and expenses waived under such program are not subject to recoupment.

RBC GAM-US serves as co-administrator to the Funds. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services contract include providing day-to-day administration of matters related to the Funds, maintenance of their records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US received from each Fund except Small Cap Value Fund a fee, payable monthly, at the annual rate of 0.075% of each Fund’s average daily net assets. Effective October 2, 2017, RBC GAM-US no longer receives a fee under the administrative services agreement. BNY Mellon receives a fee for its services payable by each Fund based in part on each Funds’ average net assets. RBC GAM-US’s fee is listed as ”Administration fees“ in the Statements of Operations. BNY Mellon’s fee is included with ”Accounting fees“ in the Statements of Operations.

Certain officers and trustees of the Trust are affiliated with the Advisor or the Co-Administrator. Such Officers and Trustees receive no compensation from the Funds for serving in their respective roles.

The Trust currently pays each of the independent trustees (trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $58,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

In conjunction with the launch of the Class R6 Shares, the Advisor invested seed capital to provide the share class its initial investment assets. The table below shows, as of March 31, 2019, the Fund’s net assets, the shares of the Fund held by the Advisor, and the percent of total net assets represented by the Advisor’s investment.

	Net Assets	Shares held by Advisor	% of Fund Net Assets
SMID Cap Growth Fund	$ 93,902,371	939	0.0%
Small Cap Core Fund	$167,309,077	319	0.0%
Small Cap Value Fund	$120,602,622	884	0.0%

4. Fund Distribution:

Each of the Funds that offers Class A shares has adopted a Master Distribution 12b-1 Plan (the “Plan”) in which Quasar Distributors LLC (the “Distributor”) acts as the Funds’ distributor. The Plan permits each Fund to make payments for, or to reimburse the Distributor for, distribution-related costs and expenses of marketing shares of Class A covered under the Plan, and/or for providing shareholder services. The Plan does not apply to Class I and Class R6. The following chart shows the current Plan fee rate for Class A.

Class A
12b-1 Plan Fee	0.25%*

63

NOTES TO FINANCIAL STATEMENTS

* Under the 12b-1 plan, the maximum fee rate for Class A shares is 0.50%. Currently the Board has approved an annual limit of 0.25%.

Plan fees are based on average daily net assets of Class A. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority. The Distributor, subject to applicable legal requirements, may waive the Plan fee voluntarily, in whole or in part. For the period ended March 31, 2019, there were no fees waived by the Distributor.

For the period ended March 31, 2019, the Distributor received commissions of $2,928 front-end sales charges of Class A shares, of the Funds, of which $558 was paid to affiliated broker-dealers, and the remainder was either paid to unaffiliated broker-dealers or retained by the Distributor.

The Distributor did not receive any CDSC fees from Class A shares or Class C shares of the Funds during the period ended March 31, 2019.

5. Securities Transactions:

The cost of securities purchased and proceeds from securities sold (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2019 were as follows:

	Purchases	Sales
SMID Cap Growth Fund	$4,710,658	$4,879,947
Enterprise Fund	6,924,081	11,246,155
Small Cap Core Fund	25,921,777	76,253,370
Microcap Value Fund	10,080,409	19,770,046
Small Cap Value Fund	41,767,017	47,865,816

Within the guidelines established by the Funds to always seek best execution when entering into portfolio transactions, the Funds participate in a “commission recapture” program under which brokerage transactions are directed to Cowen and Company, LLC and its correspondent brokers. A portion of the commissions paid under this program are reimbursed to the Funds and are recorded as net realized gains from investment transactions in the financial statements.

64

NOTES TO FINANCIAL STATEMENTS

6. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest (“shares outstanding”) without par value. Transactions in capital stock of the Funds are summarized on the following pages:

	SMID Cap Growth Fund		Enterprise Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$175,526	$236,355	$328,249	$34,610
Distributions reinvested	984,817	2,409,085	134,860	238,798
Cost of shares redeemed	(546,694)	(1,373,147)	(346,482)	(561,152)

Change in Class A	$613,649	$1,272,293	$116,627	$(287,744)

Class I
Proceeds from shares issued	$10,016,072	$17,588,245	$127,495	$269,662
Distributions reinvested	5,701,954	12,385,872	8,120,841	15,051,731
Cost of shares redeemed	(9,097,067)	(14,563,651)	(3,696,970)	(9,095,519)

Change in Class I	$6,620,959	$15,410,466	$4,551,366	$6,225,874

Class R6
Distributions reinvested	$955	$2,177	$—	$—

Change in Class R6	$955	$2,177	$—	$—

Change in net assets resulting from capital transactions	$7,235,563	$16,684,936	$4,667,993	$5,938,130

SHARE TRANSACTIONS:
Class A
Issued	13,815	17,510	15,076	1,330
Reinvested	95,613	197,628	9,250	10,732
Redeemed	(45,061)	(102,560)	(19,171)	(24,674)

Change in Class A	64,367	112,578	5,155	(12,612)

Class I
Issued	741,657	1,167,786	6,284	11,201
Reinvested	481,584	897,527	529,735	649,902
Redeemed	(665,013)	(982,015)	(193,236)	(375,267)

Change in Class I	558,228	1,083,298	342,783	285,836

Class R6
Reinvested	81	157	—	—

Change in Class R6	81	157	—	—

Change in shares resulting from capital transactions	622,676	1,196,033	347,938	273,224

65

NOTES TO FINANCIAL STATEMENTS

	Small Cap Core Fund		Microcap Value Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
CAPITAL TRANSACTIONS:
Class A
Proceeds from shares issued	$845,308	$1,855,295	$100,605	$566,123
Distributions reinvested	927,924	395,954	415,943	498,634
Cost of shares redeemed	(3,027,026)	(5,215,994)	(1,072,664)	(1,661,588)

Change in Class A	$(1,253,794)	$(2,964,745)	$(556,116)	$(596,831)

Class I
Proceeds from shares issued	$10,322,917	$25,757,241	$4,248,853	$2,684,320
Distributions reinvested	19,900,926	7,376,593	10,230,875	12,273,679
Cost of shares redeemed	(58,737,183)	(66,141,910)	(9,776,529)	(20,554,778)

Change in Class I	$(28,513,340)	$(33,008,076)	$4,703,199	$(5,596,779)

Class R6
Proceeds from shares issued	$1,123	$197,033	$—	$—
Distributions reinvested	8,302	31,899	—	—
Cost of shares redeemed	(60,383)	(1,193,619)	—	—

Change in Class R6	$(50,958)	$(964,687)	$—	$—

Change in net assets resulting from capital transactions	$(29,818,092)	$(36,937,508)	$4,147,083	$(6,193,610)

SHARE TRANSACTIONS:
Class A
Issued	28,407	46,874	3,725	18,162
Reinvested	37,117	9,904	17,844	16,457
Redeemed	(92,237)	(131,321)	(39,486)	(53,036)

Change in Class A	(26,713)	(74,543)	(17,917)	(18,417)

Class I
Issued	329,107	623,451	160,777	85,087
Reinvested	757,265	177,109	439,471	405,072
Redeemed	(1,811,604)	(1,605,067)	(379,572)	(659,618)

Change in Class I	(725,232)	(804,507)	220,676	(169,459)

Class R6
Issued	34	4,726	—	—
Reinvested	315	765	—	—
Redeemed	(2,226)	(29,025)	—	—

Change in Class R6	(1,877)	(23,534)	—	—

Change in shares resulting from capital transactions	(753,822)	(902,584)	202,759	(187,876)

66

NOTES TO FINANCIAL STATEMENTS

	Small Cap Value Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
CAPITAL TRANSACTIONS:
Class I
Proceeds from shares issued	$48,094,739	$91,654,747
Distributions reinvested	2,279,045	1,879,038
Cost of shares redeemed	(59,342,065)	(23,543,936)

Change in Class I	$(8,968,281)	$69,989,849

Class R6
Proceeds from shares issued	$192,459	$2,123,455
Distributions reinvested	225,064	163,149
Cost of shares redeemed	(530,127)	(34,425)

Change in Class R6	$(112,604)	$2,252,179

Change in net assets resulting from capital transactions	$(9,080,885)	$72,242,028

SHARE TRANSACTIONS:
Class I
Issued	4,123,135	6,792,992
Reinvested	222,998	138,063
Redeemed	(5,280,076)	(1,716,406)

Change in Class I	(933,943)	5,214,649

Class R6
Issued	16,535	150,716
Reinvested	21,893	11,917
Redeemed	(44,820)	(2,471)

Change in Class R6	(6,392)	160,162

Change in shares resulting from capital transactions	(940,335)	5,374,811

7. Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Fund Management has analyzed the Funds’ tax positions taken or expected to be taken on federal income tax returns for all open tax years (the tax years ended September 30 of the years 2015, 2016, 2017 and 2018 for all funds except Small Cap Value Fund, which is for the period ended September 30, 2015 and the tax years ended 2016, 2017 and 2018), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

67

NOTES TO FINANCIAL STATEMENTS

As of March 31, 2019, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

	Tax Cost Of Investments	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
SMID Cap Growth Fund	$69,216,524	$27,791,849	$(2,898,801)	$24,893,048
Enterprise Fund	43,351,031	30,738,564	(2,831,734)	27,906,830
Small Cap Core Fund	124,185,162	56,550,810	(13,413,339)	43,137,471
Microcap Value Fund	91,736,458	48,152,979	(23,144,350)	25,008,629
Small Cap Value Fund	131,842,732	6,652,564	(17,496,434)	(10,843,870)

The difference between book basis and tax basis unrealized appreciation/depreciation is attributable primarily to the tax deferral of losses on wash sales, Passive Foreign Investment Companies (PFICs) and the timing of income recognition in partnerships.

The tax character of distributions during the year ended September 30, 2018 were as follows:

	Distributions Paid From
	Ordinary Income	Net Long Term Capital Gains	Total Taxable Distributions	Total Distributions Paid
SMID Cap Growth Fund	$—	$14,863,728	$14,863,728	$14,863,728
Enterprise Fund	951,551	15,261,444	16,212,995	16,212,995
Small Cap Core Fund	305,580	18,319,242	18,624,822	18,624,822
Microcap Value Fund	1,547,449	12,516,478	14,063,927	14,063,927
Small Cap Value Fund	1,421,466	2,459,257	3,880,723	3,880,723

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2019.

As of September 30, 2018, the Funds did not have any capital loss carryforwards for federal income tax purposes.

Under current tax law, capital losses realized after October 31 and ordinary losses after December 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The SMID Cap Growth Fund, Enterprise Fund and Small Cap Core Fund had deferred qualified late-year ordinary losses of $113,574, $186,263 and $480,366, respectively which will be treated as arising on the first business day of the fiscal year ending September 30, 2019.

8. Market Timing:

The Trust strongly discourages attempts at market timing by Fund shareholders. Each Fund charges a redemption fee of 2% of the value of the shares redeemed or exchanged within 30 days of purchase, in addition to limiting the number of exchanges that may be made between Funds to five (5) per calendar year. When assessed, the redemption fee is deducted from the redemption proceeds and retained by the Fund, not by the Advisor. This redemption fee is not charged in cases where, for example, the redemption results from an automatic reinvestment or asset re-allocation not specifically directed by the shareholder. The Trust also reserves the right to reject any Fund purchase order made by persons deemed to be market timers. The Funds’ prospectus contains a full description of the Trust’s policies on market timing and/or excessive trading. The redemption fee is recorded as a credit to capital and is included in the capital transactions on the Statements of Changes in Net Assets.

68

NOTES TO FINANCIAL STATEMENTS

During the six months ended March 31, 2019, the redemption fees collected by the Funds which are offset in the cost of shares redeemed on the Statements of Changes in Net Assets are as follows:

Redemption Fees
SMID Cap Growth Fund	$ 64
Small Cap Core Fund	201
Microcap Value Fund	1
Small Cap Value Fund	2,114

9. Soft Dollars:

Soft dollar arrangements and commission sharing arrangements (CSAs) are arrangements under which RBC GAM-US directs client brokerage transactions to a broker-dealer and obtains other products and services, such as research, in addition to trade execution. Federal securities laws permit a fund advisor to incur commission charges on behalf of a fund that are higher than another broker-dealer would have charged if the advisor believes the charges are reasonable in relation to the brokerage and research services received. RBC GAM-US has a fiduciary duty to the shareholders of the Funds to seek the best execution for all of the Funds’ securities transactions. Fund Management believes that using soft dollars to purchase brokerage and research services may, in certain cases, be in a Fund’s best interest. During the period ended March 31, 2019, the Funds used soft dollar and commission sharing arrangements. Fund Management continues to closely monitor its current use of soft dollars, in addition to regulatory developments in this area for any possible impact on Fund policies.

10. Significant Risks

Shareholder concentration risk:

As of March 31, 2019, the Funds had omnibus accounts which owned more than 10% of a Fund’s outstanding shares as shown below:

	# of Omnibus Accounts	% of Fund
SMID Cap Growth Fund	2	86.0%
Small Cap Core Fund	1	18.5%
Microcap Value Fund	1	29.4%
Small Cap Value Fund	3	64.0%

In addition, an unaffiliated shareholder owned 21.0% of the Small Cap Core Fund as of March 31, 2019. Significant transactions by these shareholders may impact the Funds’ performance.

Industry and sector focus risk:

At times the Funds may increase the relative emphasis of its investments in a particular industry or sector. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares’ values may fluctuate in response to events affecting that industry or sector.

11. Regulation S-X Amendments

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statement of Assets and Liabilities, Statement of Changes in Net Assets and Notes to the Financial Statements.

69

NOTES TO FINANCIAL STATEMENTS

Prior year distribution information and undistributed net investment income in the Statement of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended September 30, 2018 were classified as follows:

	Net Investment Income	Net Realized Gains
SMID Cap Growth Fund
Class A	$ —	$ 2,410,341
Class I	—	12,451,210
Class R6	—	2,177
Enterprise Fund
Class A	—	265,777
Class I	—	15,947,218
Small Cap Core Fund
Class A	—	396,907
Class I	78,417	7,508,043
Class R6	—	31,899
Microcap Value Fund
Class A	16,947	649,230
Class I	699,082	12,698,668
Small Cap Value Fund
Class I	437,929	1,596,945
Class R6	35,298	127,850

Undistributed/(distributions in excess of) net investment income as of September 30, 2018 is as follows:

Undistributed/(distributions in excess of) net investment income
SMID Cap Growth Fund	$(113,574)
Enterprise Fund	(186,263)
Small Cap Core Fund	(480,366)
Microcap Value Fund	751,415
Small Cap Value Fund	535,499

12. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

70

SHARE CLASS INFORMATION (UNAUDITED)

The RBC Equity Funds offer three share classes. These three share classes are the A, R6 and I classes.

Class A

Class A shares, offered by all Funds except Small Cap Value Fund, are available for purchase primarily through investment advisors, broker-dealers, banks and other financial services intermediaries. Class A shares of the Funds are currently subject to a maximum up-front sales charge of 5.75% and a 1.00% CDSC for redemption within 12 months of a $1 million or greater purchase. Class A shares currently include a 0.25% (25 bps) annual 12b-1 service and distribution fee.

Class I

Class I shares are available in all of the Funds. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

Class R6

Class R6 shares are available in SMID Cap Growth Fund, Small Cap Core Fund and Small Cap Value Fund. This share class is intended for investors meeting certain minimum investment thresholds. This share class does not have an up-front sales charge (load) or a 12b-1 service and distribution fee.

71

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

		Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18–3/31/19	Annualized Expense Ratio During Period 10/1/18–3/31/19
SMID Cap Growth Fund
	Class A	$1,000.00	$965.60	$5.24	1.07%
	Class I	1,000.00	966.70	4.02	0.82%
	Class R6	1,000.00	966.70	3.78	0.77%
Enterprise Fund
	Class A	1,000.00	868.70	6.20	1.33%
	Class I	1,000.00	869.30	5.03	1.08%
Small Cap Core Fund
	Class A	1,000.00	834.40	5.26	1.15%
	Class I	1,000.00	835.50	4.12	0.90%
	Class R6	1,000.00	834.40	3.98	0.87%
Microcap Value Fund
	Class A	1,000.00	917.50	6.31	1.32%
	Class I	1,000.00	918.50	5.12	1.07%
Small Cap Value Fund
	Class I	1,000.00	890.60	4.01	0.85%
	Class R6	1,000.00	891.00	3.77	0.80%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

72

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on each RBC Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18-3/31/19	Annualized Expense Ratio During Period 10/1/18-3/31/19
SMID Cap Growth Fund
	Class A	$1,000.00	$1,019.60	$5.39	1.07%
	Class I	1,000.00	1,020.84	4.13	0.82%
	Class R6	1,000.00	1,021.09	3.88	0.77%
Enterprise Fund
	Class A	1,000.00	1,018.30	6.69	1.33%
	Class I	1,000.00	1,019.55	5.44	1.08%
Small Cap Core Fund
	Class A	1,000.00	1,019.20	5.79	1.15%
	Class I	1,000.00	1,020.44	4.53	0.90%
	Class R6	1,000.00	1,020.59	4.38	0.87%
Microcap Value Fund
	Class A	1,000.00	1,018.35	6.64	1.32%
	Class I	1,000.00	1,019.60	5.39	1.07%
Small Cap Value Fund
	Class I	1,000.00	1,020.69	4.28	0.85%
	Class R6	1,000.00	1,020.94	4.03	0.80%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

73

This Page Intentionally Left Blank

74

This Page Intentionally Left Blank

75

This Page Intentionally Left Blank

76

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2019.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council ® certified paper. FSC ® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-EQ SAR 03-19

Semi-Annual Report For the six months ended March 31, 2019 U.S. Government Money Market Fund Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 800-422-2766. You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-422-2766 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with a Fund. Global Asset Management

	RBC Funds

About your Semi Annual Report

This semi-annual report (Unaudited) includes detailed information about your Fund including financial statements, performance, and a complete list of its holdings.

We hope the financial information presented will help you evaluate your investment in the RBC Funds. We also encourage you to read your Fund’s prospectus for further detail as to your Fund’s investment policies and risk profile. RBC Funds prospectuses and performance information subsequent to the date of this report are available on our website at www.rbcgam.us.

A description of the policies and procedures that your Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-422-2766; (ii) on the Fund’s website at www.rbcgam.us; and (iii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how your Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) on the Fund’s website at www.rbcgam.us; and (ii) on the Commission’s website at http://www.sec.gov.

A schedule of the Fund’s portfolio holdings is filed with the Commission for the first and third quarters of each fiscal year on Form N-Q. This information is available on the Commission’s website at http://www.sec.gov and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room is available by calling 1-800-SEC-0330.

Table of Contents	Money Market Portfolio Manager	1
	Performance Summary	2
	Schedule of Portfolio Investments	4
	Financial Statements
	- Statements of Assets and Liabilities	13
	- Statements of Operations	15
	- Statements of Changes in Net Assets	16
	Financial Highlights	17
	Notes to Financial Statements	19
	Supplemental Information	27

MONEY MARKET PORTFOLIO MANAGER

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US”), serves as the investment advisor to the Fund. RBC GAM-US employs a team approach to the management of the U.S. Government Money Market Fund, with no individual team member being solely responsible for the investment decisions. The Fund’s management team has access to RBC GAM-US’s investment research and other money management resources.

Brandon T. Swensen, CFA

Vice President, Co-Head, U.S. Fixed Income

Brandon Swensen oversees RBC GAM-US’s fixed income research, portfolio management and trading. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and several cash management and core solutions. Brandon joined RBC GAM-US in 2000 and most recently was a portfolio manager on the mortgage and government team before being promoted to Co-Head. He also held research analyst positions covering asset-backed securities and credit and served as a financial analyst for the firm. Brandon earned a BS in finance from St. Cloud State University and an MBA in finance from the University of St. Thomas. He is a CFA charterholder and member of the CFA Society of Minnesota.

Brandon T. Swensen, CFA

Brian Svendahl, CFA

Managing Director, Co-Head, U.S. Fixed Income

Brian Svendahl oversees the fixed income research, portfolio management and trading at RBC GAM-US. In addition to shaping the firm’s overall fixed income philosophy and process, he is a portfolio manager for the Funds and many of RBC GAM-US’s government mandates. Brian joined RBC GAM-US in 2005 and most recently led the mortgage and government team before being promoted to Co-Head. Prior to joining RBC GAM-US, he held several risk management, research and trading positions at Wells Fargo. Brian’s experience also includes liability management and implementing balance sheet hedging strategies. He earned a BS in economics from the University of Minnesota and a BBA in finance and an MBA from the University of Minnesota Carlson School of Management. Brian is a CFA charterholder.

Brian Svendahl, CFA

1

	PERFORMANCE SUMMARY (UNAUDITED)

Investment Objective

The U.S. Government Money Market Fund was managed to preserve principal. This means that the share price of the Fund held steady at $1.00. A consistent share price of $1.00 is expected for a money market mutual fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. These risks are more fully described in the prospectus.

			SEC 7-Day Annualized Yield
		Total Return for the Six Months Ended March 31, 2019 (Unaudited)	March 31, 2019 (Unaudited)	September 30, 2018
	RBC Institutional Class 1	1.09%	2.32%	2.12%
	RBC Institutional Class 2	1.04%	2.22%	1.78%
	RBC Investor Class	0.68%	1.50%	1.05%

Performance data quoted represents past performance. Past performance is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance quoted. Performance shown reflects contractual fee waivers, without such fee waivers total returns would be reduced. For performance data current to most recent month-end go to www.rbcgam.us.

2

PERFORMANCE SUMMARY (UNAUDITED)

Money Market Maturity Schedule		Asset Allocation
As a percentage of value of investments based on effective maturity as of March 31, 2019.

	U.S. Government Money Market Fund
Less than 8 days	64.1%
8 to 14 days	2.0%
15 to 30 days	8.5%
31 to 180 days	25.2%
Over 180 days	0.2%

3

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

March 31, 2019 (Unaudited)

Principal Amount		Value

U.S. Government Agency Obligations — 28.07%
Fannie Mae — 0.23%
$ 12,000,000	(SOFR RATE + 0.160%), 2.59%, 1/30/20(a)	$12,003,166

Federal Farm Credit Bank — 5.44%
25,000,000	(LIBOR USD 1-Month - 0.100%), 2.39%, 12/2/19(a)	24,993,599
40,000,000	(LIBOR USD 3-Month - 0.165%), 2.45%, 3/16/20(a)	39,997,881
25,000,000	(LIBOR USD 1-Month - 0.040%), 2.45%, 5/1/20(a)	25,000,000
60,000,000	(LIBOR USD 3-Month - 0.170%), 2.45%, 9/4/20(a)	59,990,021
25,000,000	(LIBOR USD 3-Month - 0.200%), 2.49%, 8/13/19(a)	25,000,000
50,000,000	(LIBOR USD 3-Month - 0.165%), 2.57%, 2/6/20(a)	49,998,078
1,680,000	(LIBOR USD 3-Month - 0.230%), 2.58%, 4/3/19(a)	1,679,992
200,000	(LIBOR USD 3-Month - 0.010%), 2.59%, 9/23/19(a)	200,127
2,000,000	(LIBOR USD 3-Month - 0.130%), 2.61%, 2/3/20(a)	2,000,031
200,000	(LIBOR USD 1-Month + 0.170%), 2.66%, 11/14/19(a)	200,251
50,000,000	(LIBOR USD 3-Month - 0.140%), 2.66%, 10/1/20(a)	49,999,531
5,460,000	(LIBOR USD 1-Month + 0.180%), 2.67%, 10/11/19(a)	5,466,831
1,970,000	(LIBOR USD 1-Month + 0.180%), 2.67%, 10/24/19(a)	1,972,591
1,235,000	(LIBOR USD 1-Month + 0.190%), 2.68%, 9/20/19(a)	1,236,470
250,000	(LIBOR USD 3-Month - 0.060%), 2.71%, 10/25/19(a)	250,074

		287,985,477

Federal Home Loan Bank — 11.42%
75,000,000	(LIBOR USD 1-Month - 0.070%), 2.42%, 7/12/19(a)	75,000,000
50,000,000	(LIBOR USD 1-Month - 0.060%), 2.42%, 8/7/19(a)	50,000,000
85,000,000	(LIBOR USD 1-Month - 0.060%), 2.42%, 9/18/19(a)	85,000,000
50,000,000	(LIBOR USD 3-Month - 0.160%), 2.44%, 6/5/19(a)	50,001,265
8,105,000	(LIBOR USD 3-Month - 0.160%), 2.44%, 6/12/19(a)	8,104,995
87,400,000	(LIBOR USD 3-Month - 0.160%), 2.49%, 5/24/19(a)	87,401,916
50,000,000	(LIBOR USD 3-Month - 0.120%), 2.49%, 12/13/19(a)	50,000,000
85,000,000	(LIBOR USD 3-Month - 0.150%), 2.58%, 11/6/19(a)	85,000,000
100,000,000	(LIBOR USD 3-Month - 0.155%), 2.62%, 1/24/20(a)	100,000,000
12,805,000	(LIBOR USD 3-Month - 0.163%), 2.63%, 7/5/19(a)	12,804,986

		603,313,162

Freddie Mac — 0.76%
40,060,000	(LIBOR USD 3-Month - 0.165%), 2.63%, 7/5/19	40,064,903

Overseas Private Investment Corp. — 10.22%
7,650,000	0.00%, 7/7/19(b)	7,776,122
2,666,668	(US Treasury Bill Yield 3-Month), 2.44%, 8/15/19(a)	2,666,668
2,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 12/16/19(a)	2,000,000
80,829,000	(US Treasury Bill Yield 3-Month), 2.44%, 9/15/20(a)	80,829,000
20,250,000	(US Treasury Bill Yield 3-Month), 2.44%, 11/15/22(a)	20,250,000
2,385,965	(US Treasury Bill Yield 3-Month), 2.44%, 3/15/24(a)	2,385,965
877,193	(US Treasury Bill Yield 3-Month), 2.44%, 3/15/24(a)	877,193
10,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 6/15/25(a)	10,000,000
8,129,640	(US Treasury Bill Yield 3-Month), 2.44%, 10/10/25(a)	8,129,640

4

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 8,056,400	(US Treasury Bill Yield 3-Month), 2.44%, 10/10/25(a)	$8,056,400
6,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 7/19/27(a)	6,000,000
50,205,000	(US Treasury Bill Yield 3-Month), 2.44%, 2/15/28(a)	50,205,000
3,335,000	(US Treasury Bill Yield 3-Month), 2.44%, 6/15/28(a)	3,335,000
13,295,455	(US Treasury Bill Yield 3-Month), 2.44%, 11/15/28(a)	13,295,455
15,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 8/15/29(a)	15,000,000
63,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 3/15/30(a)	63,000,000
9,672,000	(US Treasury Bill Yield 3-Month), 2.44%, 5/15/30(a)	9,672,000
1,293,809	(US Treasury Bill Yield 3-Month), 2.44%, 6/28/32(a)	1,293,809
13,800,000	(US Treasury Bill Yield 3-Month), 2.44%, 6/1/33(a)	13,800,000
1,387,072	(US Treasury Bill Yield 3-Month), 2.44%, 12/15/33(a)	1,387,072
11,955,500	(US Treasury Bill Yield 3-Month), 2.44%, 6/15/34(a)	11,955,500
8,670,360	(US Treasury Bill Yield 3-Month), 2.44%, 6/15/34(a)	8,670,360
6,400,000	(US Treasury Bill Yield 3-Month), 2.44%, 3/30/37(a)	6,400,000
7,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 10/15/39(a)	7,000,000
1,500,000	(US Treasury Bill Yield 3-Month), 2.44%, 10/15/39(a)	1,500,000
14,996,925	(US Treasury Bill Yield 3-Month), 2.44%, 7/7/40(a)	14,996,925
14,297,069	(US Treasury Bill Yield 3-Month), 2.44%, 7/7/40(a)	14,297,068
10,997,745	(US Treasury Bill Yield 3-Month), 2.44%, 7/7/40(a)	10,997,745
10,492,849	(US Treasury Bill Yield 3-Month), 2.44%, 7/7/40(a)	10,492,848
7,498,463	(US Treasury Bill Yield 3-Month), 2.44%, 7/7/40(a)	7,498,462
4,499,078	(US Treasury Bill Yield 3-Month), 2.44%, 7/7/40(a)	4,499,077
3,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 10/15/40(a)	3,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.45%, 7/20/22(a)	5,000,000
6,086,957	(US Treasury Bill Yield 3-Month), 2.45%, 9/15/22(a)	6,086,957
13,261,920	(US Treasury Bill Yield 3-Month), 2.45%, 2/15/28(a)	13,261,920
3,410,208	(US Treasury Bill Yield 3-Month), 2.45%, 2/15/28(a)	3,410,208
2,841,840	(US Treasury Bill Yield 3-Month), 2.45%, 2/15/28(a)	2,841,840
23,328,302	(US Treasury Bill Yield 3-Month), 2.45%, 1/15/30(a)	23,328,302
24,000,000	(US Treasury Bill Yield 3-Month), 2.45%, 1/20/35(a)	24,000,000
3,900,000	(US Treasury Bill Yield 3-Month), 2.45%, 1/20/35(a)	3,900,000
25,000,000	(US Treasury Bill Yield 3-Month), 2.45%, 4/20/35(a)	25,000,000
9,400,000	(US Treasury Bill Yield 3-Month), 2.45%, 4/20/35(a)	9,400,000
3,700,000	(US Treasury Bill Yield 3-Month), 2.45%, 4/20/35(a)	3,700,000

		541,196,536

Total U.S. Government Agency Obligations		1,484,563,244

(Cost $1,484,563,244)

U.S. Government Agency Backed Mortgages — 25.77%
Fannie Mae — 0.20%
5,000,000	(SOFR RATE + 0.100%), 2.53%, 4/30/20(a)	5,000,000
5,265,000	Pool #AM7028, (LIBOR USD 1-Month + 0.240%), 2.73%, 10/1/19(a)	5,263,838

		10,263,838

Federal Farm Credit — 5.23%
20,000,000	2.42%, 6/4/19(b)	19,914,311

5

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 30,000,000	2.43%, 6/14/19(b)	$29,851,075
5,000,000	2.42%, 8/12/19(b)	4,955,667
50,000,000	0.00%, 9/4/19(b)	49,480,000
52,000,000	(LIBOR USD 1-Month - 0.035%), 2.46%, 3/11/20(a)	51,997,443
25,000,000	(LIBOR USD 3-Month - 0.100%), 2.60%, 11/9/20(a)	25,000,000
50,000,000	(LIBOR USD 3-Month - 0.130%), 2.65%, 10/19/20(a)	49,997,614
15,000,000	(LIBOR USD 3-Month - 0.130%), 2.56%, 11/16/20(a)	14,998,015
25,000,000	(LIBOR USD 3-Month - 0.135%), 2.62%, 10/29/20(a)	24,997,769
5,000,000	(SOFR RATE + 0.120%), 2.55%, 3/18/21(a)	5,000,000

		276,191,894

Federal Home Loan Banks — 12.55%
25,000,000	2.41%, 4/24/19(b)	24,961,587
16,225,000	2.42%, 5/8/19(b)	16,184,793
77,670,000	2.43%, 5/15/19(b)	77,440,944
55,800,000	2.43%, 5/22/19(b)	55,608,839
50,000,000	2.43%, 5/31/19(b)	49,798,333
3,250,000	2.43%, 6/21/19(b)	3,232,304
15,000,000	1.63%, 6/14/19	14,972,934
34,650,000	2.41%, 5/3/19(b)	34,576,080
25,000,000	2.42%, 5/21/19(b)	24,916,319
66,000,000	2.43%, 5/24/19(b)	65,764,857
50,000,000	2.43%, 5/30/19(b)	49,801,694
35,000,000	2.44%, 6/5/19(b)	34,846,754
15,000,000	(LIBOR USD 1-Month - 0.090%), 2.39%, 4/5/19(a)	14,999,897
35,000,000	(LIBOR USD 3-Month - 0.105%), 2.59%, 2/12/21(a)	35,000,000
9,515,000	(LIBOR USD 3-Month - 0.135%), 2.48%, 12/18/20(a)	9,508,011
20,800,000	(SOFR RATE + 0.020%), 2.45%, 8/27/19(a)	20,800,000
44,000,000	(SOFR RATE + 0.030%), 2.46%, 12/6/19(a)	44,000,000
35,000,000	(SOFR RATE + 0.035%), 2.47%, 2/21/20(a)	35,000,000
54,000,000	(SOFR RATE + 0.115%), 2.55%, 3/12/21(a)	54,002,290

		665,415,636

Freddie Mac — 3.33%
19,515,000	1.13%, 4/15/19	19,505,430
9,598,026	Series K711, Class A2, 1.73%, 7/25/19	9,588,109
146,981,000	Series KP04, Class AG1, (LIBOR USD 1-Month + 0.220%), 2.71%, 7/25/20(a)	146,899,956

		175,993,495

Freddie Mac Discount Notes — 0.66%
35,000,000	2.44%, 6/4/19(b)	34,849,422

Overseas Private Investment Corp. — 3.80%
10,000,000	0.00%, 2/19/20(b)	10,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.45%, 1/20/35(a)	5,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.45%, 4/20/35(a)	5,000,000
8,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 9/15/25(a)	8,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 6/15/28(a)	5,000,000

6

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 13,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 9/15/26(a)	$13,000,000
6,950,000	(US Treasury Bill Yield 3-Month), 2.44%, 7/19/27(a)	6,950,000
13,000,000	(US Treasury Bill Yield 3-Month), 2.44%, 10/15/30(a)	13,000,000
5,000,000	(US Treasury Bill Yield 3-Month), 2.45%, 5/15/24(a)	5,000,000
8,500,000	(US Treasury Bill Yield 3-Month), 2.44%, 10/15/40(a)	8,500,000
35,000,000	(US Treasury Bill Yield 3-Month), 2.45%, 1/20/27(a)	35,000,000
15,500,000	(US Treasury Bill Yield 3-Month), 2.45%, 4/20/35(a)	15,500,000
18,600,000	(US Treasury Bill Yield 3-Month), 2.45%, 1/20/35(a)	18,600,000
19,750,000	(US Treasury Bill Yield 3-Month), 2.44%, 9/20/27(a)	19,750,000
21,900,000	(US Treasury Bill Yield 3-Month), 2.44%, 7/19/27(a)	21,900,000
10,000,000	(US Treasury Bill Yield 3-Month), 2.45%, 8/15/25(a)	10,000,000

		200,200,000

Total U.S. Government Agency Backed Mortgages		1,362,914,285

(Cost $1,362,914,285)

U.S. Treasury Obligations — 0.75%
U.S. Treasury Strip Principal — 0.75%
40,000,000	0.00%, 8/15/19(b)	39,636,754

Total U.S. Treasury Obligations		39,636,754

(Cost $39,636,754)

7

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
Variable Rate Demand Note — 0.73%
Municipal Bonds — 0.73%
California — 0.03%
$ 1,805,000	Abag Finance Authority for Nonprofit Corps Gaia Buildings Revenue, Series A, 2.42%, 9/15/32, (Credit Support: Fannie Mae), Callable 4/15/19 @ 100(c)	$1,805,000

Kentucky — 0.01%
290,000	Kentucky Housing Corp. Overlook Terraces Apartments Revenue, Series B, 2.51%, 11/15/40, (Credit Support: Fannie Mae), Callable 4/15/19 @ 100(c)	290,000

New York — 0.69%
2,850,000	New York City Housing Development Corp. Multi Family West Port Development Revenue, Series B, 2.40%, 11/15/31, (Credit Support: Fannie Mae), Callable 4/15/19 @ 100(c)	2,849,977
3,000,000	New York City Housing Development Corp. Multi Family Pearl Street Development Revenue, Series B, 2.40%, 6/15/34, (Credit Support: Fannie Mae), Callable 4/15/19 @ 100(c)	2,999,971
7,595,000	New York City Housing Development Corp. Multi Family West 21st Street Revenue, Series W, 2.45%, 11/15/37, (Credit Support: Fannie Mae), Callable 4/10/19 @ 100(c)	7,595,000
21,375,000	New York City Housing Development Corp. Multi Family Lyric Development Revenue, Series B, 2.45%, 10/15/41, (Credit Support: Fannie Mae), Callable 4/10/19 @ 100(c)	21,375,000
1,560,000	New York State Housing Finance Agency Revenue, Series B, 2.37%, 5/15/33, (Credit Support: Fannie Mae), Callable 4/10/19 @ 100(c)	1,560,000

		36,379,948

		38,474,948

Total Variable Rate Demand Note		38,474,948

(Cost $38,474,948)

Repurchase Agreements — 45.64%
15,000,000	Bank of Montreal, dated 3/29/19; due 4/1/19 at 2.35% with maturity value of $15,002,946 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 2/15/2021 to 8/15/2026 at rates ranging from 1.50% to 2.25%, aggregate original par and fair value of $15,500,700 and $15,300,019 respectively)	15,000,000

	Total Value of Bank of Montreal, (collateral value of $ 15,300,019)	15,000,000

8

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$200,000,000	BNP Paribas Securities Corp., dated 2/4/19; due 4/4/19 at 2.44% with maturity value of $200,800,004 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 7/31/2019 to 11/15/2045 at rates ranging from 0.00% to 7.13%, aggregate original par and fair value of $196,329,283 and $204,000,000 respectively)	$200,000,000
115,000,000	BNP Paribas Securities Corp., dated 3/29/19; due 4/1/19 at 2.58% with maturity value of $115,024,794 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 12/15/2021 to 5/15/2048 at rates ranging from 0.00% to 4.75%, aggregate original par and fair value of $116,866,558 and $117,300,000 respectively)	115,000,000

	Total Value of BNP Paribas Securities Corp., (collateral value of $ 321,300,000)	315,000,000

250,000,000	Citigroup Global, dated 3/29/19; due 4/1/19 at 2.56% with maturity value of $250,053,482 (fully collateralized by U.S. Treasury, Fannie Mae, Federal farm Credit, Freddie Mac and Federal Home Loan Bank securities with maturity dates ranging from 5/15/2019 to 8/15/2045 at rates ranging from 0.00% to 4.00%, aggregate original par and fair value of $246,736,300 and $255,333,514 respectively)	250,000,000
50,000,000	Citigroup Global, dated 3/29/19; due 4/1/19 at 2.57% with maturity value of $50,010,738 (fully collateralized by Fannie Mae and U.S. Treasury securities with maturity dates ranging from 7/11/2019 to 4/1/2049 at rates ranging from 0.00% to 6.63%, aggregate original par and fair value of $47,922,300 and $51,000,075 respectively)	50,000,000
42,000,000	Citigroup Global, dated 3/26/19; due 4/2/19 at 2.63% with maturity value of $42,021,513 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 6/30/2020 to 5/15/2038 at rates ranging from 0.38% to 4.50%, aggregate original par and fair value of $43,012,600 and $42,840,040 respectively)	42,000,000
37,000,000	Citigroup Global, dated 3/26/19; due 4/2/19 at 2.62% with maturity value of $37,018,879 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 5/15/2021 to 5/15/2041 at rates ranging from 1.88% to 4.38%, aggregate original par and fair value of $37,740,200 and $37,740,028 respectively)	37,000,000

9

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$ 25,000,000	Citigroup Global, dated 3/28/19; due 4/4/19 at 2.67% with maturity value of $25,013,010 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 8/15/2019 to 5/15/2037 at rates ranging from 1.75% to 8.13%, aggregate original par and fair value of $25,501,600 and $25,500,068 respectively)	$25,000,000
25,000,000	Citigroup Global, dated 3/28/19; due 4/4/19 at 2.68% with maturity value of $25,013,059 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 11/30/2019 to 11/15/2042 at rates ranging from 1.00% to 2.75%, aggregate original par and fair value of $25,820,000 and $25,500,593 respectively)	25,000,000

	Total Value of Citigroup Global, (collateral value of $ 437,914,318)	429,000,000

200,000,000	Credit Agricole Corporate and Investment Bank, dated 2/21/19; due 4/22/19 at 2.42% with maturity value of $200,807,565 (fully collateralized by Fannie Mae, Freddie Mac and U.S. Treasury securites with maturity dates ranging from 5/15/2022 to 2/1/2047 at rates ranging from 1.75% to 3.5%, aggregate original par and fair value of $205,506,984 and $204,000,023 respectively)	200,000,000
50,000,000	Credit Agricole Corporate and Investment Bank, dated 3/29/19; due 4/1/19 at 2.50% with maturity value of $50,010,446 (fully collateralized by Fannie Mae and U.S. Treasury securities with maturity dates ranging from 2/15/2031 to 12/1/2048 at rates ranging from 3.00% to 5.38%, aggregate original par and fair value of $56,636,040 and $51,000,001 respectively)	50,000,000

	Total Value of Credit Agricole Corporate and Investment Bank, (collateral value of $ 255,000,024)	250,000,000

75,000,000	Deutsche Bank Securities, dated 3/29/19; due 4/1/19 at 2.55% with maturity value of $75,015,982 (fully collateralized by a U.S. Treasury security with a maturity date of 3/31/2022 at a rate of 1.88%, original par and fair value of $76,472,400 and $76,500,081 respectively)	75,000,000
25,000,000	Deutsche Bank Securities, dated 3/29/19; due 4/1/19 at 2.35% with maturity value of $25,004,909 (fully collateralized by a U.S. Treasury security with maturity date of 8/15/2041 at a rate of 3.75%, original par and fair value of $21,667,800 and $25,500,115 respectively)	25,000,000

	Total Value of Deutsche Bank Securities, (collateral value of $ 102,000,196)	100,000,000

10

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$650,000,000	Fixed Income Clearing Corporation, dated 3/29/19; due 4/1/19 at 2.65% with maturity value of $650,143,542 (fully collateralized by U.S. Treasury Securities with maturity dates ranging from 11/30/2024 to 10/31/2025 at rates ranging from 2.13% to 3.00%, original par and fair value of $661,390,000 and $663,146,867 respectively)	$650,000,000
125,000,000	Fixed Income Clearing Corporation, dated 3/29/19; due 4/1/19 at 2.50% with maturity value of $125,026,042 (fully collateralized by a U.S. Treasury Security with maturity date of 10/31/2023 at a rate of 2.88%, original par and fair value of $122,505,000 and $127,527,286 respectively)	125,000,000

	Total Value of Fixed Income Clearing Corporation, (collateral value of $ 790,674,153)	775,000,000

40,000,000	Goldman Sachs & Co., dated 3/29/19; due 4/1/19 at 2.20% with maturity value of $40,007,354 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 11/25/2027 to 12/1/2047 at rates ranging from 3.50% to 9.00%, aggregate original par and fair value of $45,118,230 and $40,800,000 respectively)	40,000,000
25,000,000	Goldman Sachs & Co., dated 3/29/19; due 4/1/19 at 2.35% with maturity value of $25,004,909 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 5/20/2046 to 1/20/2049 at rates ranging from 3.00% to 4.50%, aggregate original par and fair value of $33,330,836 and $25,500,000 respectively)	25,000,000

	Total Value of Goldman Sachs & Co., (collateral value of $ 66,300,000)	65,000,000

65,000,000	Merrill Lynch, Pierce, Fenner, Smith, dated 3/29/19; due 4/1/19 at 2.60% with maturity value of $65,014,123 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 3/1/2047 to 3/1/2048 at rates ranging from 3.00% to 3.50%, original par and fair value of $77,095,080 and $66,300,001 respectively)	65,000,000

	Total Value of Merrill Lynch, Pierce, Fenner, Smith, (collateral value of $ 66,300,001)	65,000,000

200,000,000	TD Securities (USA), dated 3/29/19; due 4/1/19 at 2.60% with maturity value of $200,043,454 (fully collateralized by Fannie Mae, Freddie Mac and Ginnie Mae securities with maturity dates ranging from 9/1/2042 to 3/20/2049 at rates ranging from 3.50% to 4.00%, aggregate original par and fair value of $332,769,772 and $204,000,000 respectively)	200,000,000

	Total Value of TD Securities (USA), (collateral value of $ 204,000,000)	200,000,000

11

SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

March 31, 2019 (Unaudited)

Principal Amount		Value
$150,000,000	Wells Fargo Securities, dated 3/29/19; due 4/1/19 at 2.63% with maturity value of $150,032,967 (fully collateralized by Fannie Mae, Freddie Mac and U.S. Treasury securities with maturity dates ranging from 4/4/2019 to 2/1/2049 at rates ranging from 0.00% to 6.25%, aggregate original par and fair value of $161,575,807 and $153,000,000 respectively)	$150,000,000
50,000,000	Wells Fargo Securities, dated 3/29/19; due 4/1/19 at 2.60% with maturity value of $50,010,864 (fully collateralized by U.S. Treasury securities with maturity dates ranging from 3/31/2019 to 5/15/2028 at rates ranging from 0.00% to 3.00%, aggregate original par and fair value of $50,946,400 and $51,000,049 respectively)	50,000,000

	Total Value of Wells Fargo Securities, (collateral value of $ 204,000,049)	200,000,000

Total Repurchase Agreements		2,414,000,000

(Cost $2,414,000,000)

Total Investments		$5,339,589,231
(Cost $5,339,589,231)(d) — 100.96%

Liabilities in excess of other assets — (0.96)%		(50,916,617)

NET ASSETS — 100.00%		$5,288,672,614

(a)	Floating rate note. Rate shown is as of report date.

(b)	Represents effective yield to maturity on date of purchase.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

LIBOR - London Interbank Offered Rate

SOFR - Secured Overnight Financing Rate

See Notes to the Financial Statements.

12

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

March 31, 2019 (Unaudited)

U.S. Government Money Market Fund
Assets:
Investments, at value (cost $2,925,589,231)	$2,925,589,231
Repurchase agreements, at value (cost $2,414,000,000)	2,414,000,000
Cash	17,808,539
Interest and dividend receivable	8,141,423
Prepaid expenses and other assets	93,102

Total Assets	5,365,632,295

Liabilities:
Foreign withholding tax payable	3,786
Distributions payable	807,862
Payable for investments purchased	74,413,540
Accrued expenses and other payables:
Investment advisory fees	405,252
Accounting fees	37,067
Audit fees	18,828
Trustees’ fees	28,836
Distribution fees	1,013,773
Custodian fees	24,072
Shareholder reports	11,728
Shareholder servicing fees	66,732
Transfer agent fees	7,152
Other	121,053

Total Liabilities	76,959,681

Net Assets	$5,288,672,614

Net Assets Consists of:
Capital	$5,288,707,910
Accumulated earnings (loss)	(35,296)
Net Assets	$5,288,672,614

13

FINANCIAL STATEMENTS

Statements of Assets and Liabilities (cont.)

March 31, 2019 (Unaudited)

U.S. Government
Money Market Fund
Net Assets
RBC Institutional Class 1	$1,882,831,534
RBC Institutional Class 2	2,450,483,979
RBC Investor Class	955,357,101

Total	$5,288,672,614

Shares Outstanding (Unlimited number of shares authorized, no par value):
RBC Institutional Class 1	1,882,822,835
RBC Institutional Class 2	2,450,445,181
RBC Investor Class	955,474,813

Total	5,288,742,829

Net Asset Values and Redemption Prices Per Share:
RBC Institutional Class 1	$1.00

RBC Institutional Class 2	$1.00

RBC Investor Class	$1.00

See Notes to the Financial Statements.

14

FINANCIAL STATEMENTS

Statements of Operations

For the Six Months Ended March 31, 2019 (Unaudited)

U.S. Government
Money Market Fund
Investment Income:
Interest income	$50,932,260

Expenses:
Investment advisory fees	2,147,545
Distribution fees–RBC Institutional Class 2	1,381,953
Distribution fees–RBC Investor Class	5,567,325
Accounting fees	165,796
Audit fees	17,936
Custodian fees	53,947
Insurance fees	25,433
Legal fees	126,074
Registrations and filing fees	51,630
Shareholder reports	158,204
Transfer agent fees–RBC Institutional Class 1	11,687
Transfer agent fees–RBC Institutional Class 2	3,536
Transfer agent fees–RBC Investor Class	3,272
Trustees’ fees and expenses	218,366
Shareholder services administration fees–RBC Institutional Class 1	334,755
Tax expense	1,928
Other fees	100,999

Total expenses before fee waiver/reimbursement	10,370,386
Expenses waived/reimbursed by:
Distributor - Class Specific	(798,388)

Net expenses	9,571,998

Net Investment Income	41,360,262

Realized/Unrealized Gains/(Losses):
Net realized gains from investment transactions	29,132

Change in net assets resulting from operations	$41,389,394

See Notes to the Financial Statements.

15

FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	U.S. Government
	Money Market Fund
	For the Six Months Ended March 31, 2019 (Unaudited)	For the Year Ended September 30, 2018
From Investment Activities
Operations:
Net investment income	$41,360,262	$62,389,086
Net realized gains from investments	29,132	114,823

Change in net assets resulting from operations	41,389,394	62,503,909

Distributions to Shareholders:
RBC Institutional Class 1	(14,542,832)	(30,574,739)
RBC Institutional Class 2	(19,190,675)	(24,612,253)
RBC Investor Class	(7,606,073)	(7,179,581)

Change in net assets resulting from shareholder distributions	(41,339,580)	(62,366,573)

Capital Transactions:
Proceeds from shares issued	8,064,498,573	19,201,394,021
Distributions reinvested	36,496,368	49,564,172
Cost of shares redeemed	(7,745,938,300)	(19,909,091,615)

Change in net assets resulting from capital transactions	355,056,641	(658,133,422)

Net increase/(decrease) in net assets	355,106,455	(657,996,086)
Net Assets:
Beginning of period	4,933,566,159	5,591,562,245

End of period	$5,288,672,614	$4,933,566,159

Share Transactions:
Issued	8,064,498,573	19,201,394,021
Reinvested	36,496,368	49,564,172
Redeemed	(7,745,938,300)	(19,909,091,615)

Change in shares resulting from capital transactions	355,056,641	(658,133,422)

See Notes to the Financial Statements.

16

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period
RBC Institutional Class 1
Six Months Ended 3/31/19 (Unaudited)	$1.00	0.01	—(b)	0.01	(0.01)	(0.01)	$1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/15	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/14	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Institutional Class 2
Six Months Ended 3/31/19 (Unaudited)	$1.00	0.01	—(b)	0.01	(0.01)	(0.01)	$1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/15	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/14	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
RBC Investor Class
Six Months Ended 3/31/19 (Unaudited)	$1.00	0.01	—(b)	0.01	(0.01)	(0.01)	$1.00
Year Ended 9/30/18	1.00	0.01	—(b)	0.01	(0.01)	(0.01)	1.00
Year Ended 9/30/17	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/16	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/15	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00
Year Ended 9/30/14	1.00	—(b)	—(b)	—(b)	—(b)	—(b)	1.00

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Less than $0.01 or $(0.01) per share.

17

FINANCIAL HIGHLIGHTS

U.S. Government Money Market Fund

(Selected data for a share outstanding throughout the periods indicated)

		Ratios/Supplemental Data
	Total Return(a)	Net Assets, End of Period (milllions)	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income (Loss) to Average Net Assets	Ratio of Expenses to Average Net Assets*
RBC Institutional Class 1
Six Months Ended 3/31/19 (Unaudited)	1.09%(b)	$1,883	0.19%(c)	2.17%(c)	0.19%(c)
Year Ended 9/30/18	1.41%	2,106	0.18%	1.35%	0.19%
Year Ended 9/30/17	0.60%	2,210	0.18%	0.55%	0.18%
Year Ended 9/30/16	0.20%	2,074	0.17%	0.23%	0.18%
Year Ended 9/30/15	0.01%	921	0.11%	0.01%	0.17%
Year Ended 9/30/14	0.01%	1,173	0.09%	0.01%	0.17%
RBC Institutional Class 2
Six Months Ended 3/31/19 (Unaudited)	1.04%(b)	$2,450	0.29%(c)	2.08%(c)	0.29%(c)
Year Ended 9/30/18	1.31%	1,720	0.29%	1.34%	0.29%
Year Ended 9/30/17	0.50%	1,224	0.29%	0.54%	0.29%
Year Ended 9/30/16	0.12%	663	0.26%	0.14%	0.28%
Year Ended 9/30/15	0.01%	329	0.11%	0.01%	0.27%
Year Ended 9/30/14	0.01%	299	0.09%	0.01%	0.27%
RBC Investor Class
Six Months Ended 3/31/19 (Unaudited)	0.68%(b)	$ 955	1.00%(c)	1.37%(c)	1.14%(c)
Year Ended 9/30/18	0.59%	1,107	1.00%	0.50%	1.13%
Year Ended 9/30/17	0.02%	2,158	0.87%	0.01%	1.15%
Year Ended 9/30/16	0.01%	728	0.36%	0.01%	1.12%
Year Ended 9/30/15	0.01%	705	0.12%	0.01%	1.12%
Year Ended 9/30/14	0.01%	672	0.09%	0.01%	1.12%

*

During the period, certain fees were contractually or voluntarily reduced and/or reimbursed. If such contractual/voluntary fee reductions and reimbursements had not occurred, the ratio would have been as indicated.

(a)

Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period.

(b)	Not annualized.

(c)	Annualized.

See Notes to the Financial Statements.

18

NOTES TO FINANCIAL STATEMENTS

March 31, 2019 (Unaudited)

1. Organization:

RBC Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003 and currently consists of 18 portfolios. Overall responsibility for the management of the Trust is vested in its Board of Trustees (the “Board”).Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the U.S. Government Money Market Fund (“Fund”).

The Fund offers three share classes: RBC Institutional Class 1, RBC Institutional Class 2 and RBC Investor Class. Prior to November 9, 2017, the Fund also offered shares in RBC Select Class and RBC Reserve Class.

RBC Global Asset Management (U.S.) Inc. (“RBC GAM-US” or “Advisor” or “Co-Administrator”) acts as the investment advisor for the Fund. The officers of the Trust (“Fund Management”) are also employees of RBC GAM-US.

2. Significant Accounting Policies

The Fund is an investment company that follows accounting and reporting guidance under the Financial Accounting Standards Board. Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“U.S. GAAP”). Fund Management follows these policies when preparing financial statements. Fund Management may also be required to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The financial statements are as of the close of regular trading on the New York Stock Exchange (“NYSE”).

Recent Accounting Standards:

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables-Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Security Valuation:

The Fund has elected to use the amortized cost method to value its securities (other than other investment companies) pursuant to Rule 2a-7 of the Investment Company Act of 1940, as amended, which the Board believes approximates fair market value. The amortized cost method involves valuing a security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are categorized as Level 2 in the fair value hierarchy (see “Fair Value Measurements” below for additional information). If amortized cost no longer approximates fair value due to credit or other impairments of an issuer, the Fund will determine the fair value of its securities by using pricing and valuation procedures approved by the Board. Investments in open-end investment companies (mutual funds) are valued at net asset value and are categorized as Level 1 in the fair value hierarchy.

19

NOTES TO FINANCIAL STATEMENTS

The Board has delegated to the Fund’s Pricing Committee (“Pricing Committee”) the responsibility for implementing the pricing and valuation procedures, including responsibility for determining the fair value of the Fund’s securities or other assets and liabilities. The Pricing Committee includes representatives of the Fund’s Advisor, and Co-Administrator, including personnel from accounting and operations, investment management, trading, risk management and compliance. The Pricing Committee meets at least quarterly to review and approve Fund valuation matters, including a review of the Fund’s pricing activity and operations, fair value measurements, pricing vendors, policies and procedures, and related controls. At least a quorum of the Pricing Committee shall meet more frequently, as needed, to consider and approve time-sensitive fair valuation matters. The Pricing Committee reports to the Valuation, Portfolio Management and Performance Committee (“Valuation Committee”) of the Board. Members of the Pricing Committee meet with the Valuation Committee and the Board at each of their regularly scheduled meetings to discuss valuation matters and actions taken during the period.

In accordance with Rule 2a-7, the fair values of the securities held in the Fund are determined at least once per week using evaluated prices supplied by third-party pricing vendors approved by the Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These security values are then compared to the securities’ amortized cost. If a security price is not available from a pricing service or broker-dealer, or Fund Management determines that a price provided by a pricing service or broker-dealer does not approximate fair value for purposes of this comparison, the security’s fair value will be determined in good faith by the Pricing Committee in accordance with procedures and methodologies adopted by the Board. General factors used in determining the fair value of securities include, but are not limited to, fundamental analytical data relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; trading in similar securities; any restrictions on disposition of the security; and an evaluation of the forces that influence the market in which the investments are traded.

Fair Value Measurements:

The Funds disclose the fair value of their investments in a hierarchy that categorizes investments based on the inputs to valuation techniques used to measure fair value. The three levels of the fair value hierarchy are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Significant inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Observable inputs may include quoted prices for similar securities, interest rates, spreads, prepayment spreads, etc.

•    Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

Inputs used in determining fair value of an investment may include, but are not limited to, price information, volatility statistics, credit and market data, and other factors, all of which may be either observable or unobservable. Inputs can vary among investments and will be impacted by the investment type and volume of activity for the particular security or similar securities in the market. Investments in the Level 3 category are generally supported by transactions and quoted prices from dealers participating in the market for those investments. Investments may be included in the Level 3 category due to a lack of market activity or transparency. Internal valuation models may also be used as a pricing source for Level 3 investments. Internal valuation models may rely on one or more unobservable inputs, such as estimated cash flows, financial statement analysis and discount rates.

20

NOTES TO FINANCIAL STATEMENTS

The summary of inputs used to determine the fair value of the Fund’s investments as of March 31, 2019 is as follows:

Funds	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
U.S. Government Money Market Fund	$—	5,339,589,231	(a)	$—	5,339,589,231

(a)	The breakdown of the Fund’s investments by major categories or state classification or political subdivision is disclosed in the Schedules of Portfolio Investments.

During the period ended March 31, 2019, the Fund recognized no transfers to/from Level 1 or 2. The Fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 at the end of the year utilizing fair value at the beginning of the year.

Financial Instruments:

Repurchase Agreements:

The Fund may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks or broker-dealers. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Fund has procedures to monitor additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the market value of the repurchase agreement in the event of a default.

Master Repurchase Agreements (“MRA”) permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Fund receives securities as collateral with a market value in excess of the repurchase price to be received by the Fund upon the maturity of the repurchase transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Fund recognizes a liability with respect to such excess collateral to reflect the Fund’s obligation under bankruptcy law to return the excess to the counterparty. Details of the counterparties and collateral for repurchase agreements are shown on the Schedule of Portfolio Investments.

Credit Enhancement:

Certain obligations held by the Fund have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements and third party insurance.

Investment Transactions and Income:

Investment transactions are accounted for on the date the security is bought or sold (“trade date”). Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are calculated based on the cost of the specific security (also known as identified cost basis). Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of premium or discount using the effective yield method.

21

NOTES TO FINANCIAL STATEMENTS

Expense, Investment Income and Gain/Loss Allocation:

The Fund pays the expenses that are directly related to its operations, such as custodian fees or advisory fees. Expenses incurred by the Trust, such as trustee or legal fees, are allocated among each of the Funds in the Trust either proportionately based upon the Fund’s relative net assets or using another reasonable basis such as equally across all Funds in the Trust, depending on the nature of the expense. Individual share classes within the Fund are charged expenses specific to that class, such as distribution fees and transfer agent fees. Within the Fund, expenses other than class specific expenses are allocated daily to each class based upon the proportion of relative net assets. Investment income and realized and unrealized gains or losses are allocated to each class of shares based on relative net assets.

Distributions to Shareholders:

The Fund pays out any income that it receives, less expenses, in the form of dividends and capital gain distributions to its shareholders. Income dividends are declared daily and paid monthly. Dividends will also be paid at any time during the month upon total redemption of shares in an account. Capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions are calculated based on federal income tax regulations, which may differ from US GAAP. These “book/tax” differences may be either temporary or permanent in nature. To the extent these differences are determined, as of the end of the tax year, to be permanent (e.g. paydowns), they are reclassified within the Fund’s capital accounts based on their federal tax basis treatment.

When-Issued Transactions:

The Fund may engage in when-issued transactions. The Fund records when-issued securities on the trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. As of March 31, 2019, the Fund held no when-issued securities.

3. Agreements and Other Transactions with Affiliates:

The Trust has entered into an investment advisory agreement with RBC GAM-US under which RBC GAM-US manages the Fund’s assets and furnishes related office facilities, equipment, research and personnel. The agreement requires the Fund to pay RBC GAM-US a monthly fee based upon average daily net assets. Under the terms of the agreement, RBC GAM-US is entitled to receive fees based on a percentage of the average daily net assets of the Fund as follows:

Annual Rate
U.S. Government Money Market Fund	0.10%

RBC Institutional Class 1 of the Fund pays the Advisor an annual shareholder services administration fee of 0.05% of the average daily net assets attributable to RBC Institutional Class 1 shares that is used to compensate financial intermediaries for providing services to shareholders and maintaining shareholder accounts. This shareholder services administration fee is not paid pursuant to Rule 12b-1.

RBC GAM-US has contractually agreed to waive fees and/or reimburse expenses under an expense limitation agreement in order to maintain the net annual Fund operating expenses (excluding certain fees such as interest, taxes and acquired fund fees and expenses) at 0.20% for RBC Institutional Class 1 until January 31, 2020. During the period ended March 31, 2019, there were no fees waived under this agreement.

RBC GAM-US serves as co-administrator to the Fund. BNY Mellon serves as co-administrator and fund accounting agent. Services provided under the administrative services agreement include providing day-to-day administration of matters related to the Fund, maintenance of the records and the preparation of reports. Under the terms of the administrative services agreement, RBC GAM-US does not receive an administration services fee. BNY Mellon receives a fee for its services payable by the Fund based in part on the Fund’s average net assets. BNY Mellon’s fee is included with “Accounting fees” in the Statement of Operations.

22

NOTES TO FINANCIAL STATEMENTS

Certain Officers and Trustees of the Trust are affiliated with the Advisor. Such Officers and Trustees receive no compensation from the Fund for serving in their respective roles.

The Trust currently pays each of the independent Trustees (Trustees of the Trust who are not directors, officers or employees of the Advisor, either Co-Administrator or Distributor) an annual retainer of $58,000. The Board Chairperson and Audit Committee Chairperson each receive an additional retainer of $2,500 annually, and all other Trustees serving as Chair of a Board committee each receive an additional retainer of $1,000 annually. In addition, independent Trustees receive a quarterly meeting fee of $6,500 for each in-person Board meeting attended, a meeting fee of $1,500 for each telephonic or special board meeting attended, a $1,500 fee for each Board committee meeting attended, and are reimbursed for all out-of-pocket expenses relating to attendance at such meetings. These amounts are included in the Statement of Operations in “Trustees’ fees”.

4. Fund Distribution:

The Fund has adopted a Shareholder Account and Distribution Services (12b-1) Plan (the “Plan”) with respect to RBC Institutional Class 2 and RBC Investor Class, in which Quasar Distributors LLC (the “Distributor”) acts as the Fund’s distributor. The Plan permits the Fund to make payments for or to reimburse the Distributor or others, including RBC Capital Markets, LLC, monthly for distribution-related costs and expenses of marketing shares of each share class covered under the Plan, and/or for providing shareholder services. The following chart shows the current Plan fee rate for each class:

	RBC Institutional Class 2	RBC Investor Class
12b-1 Plan Fee	0.15%	1.00%

Plan fees are based on average daily net assets of the applicable class. Up to 0.25% of each Plan fee may be designated as a service fee, as defined by the applicable rules of the Financial Industry Regulatory Authority.

Pursuant to a shareholder account and distribution services agreement between the Distributor and RBC Capital Markets, LLC, the Distributor has agreed to compensate RBC Capital Markets, LLC for certain shareholder account servicing support provided to the Fund. RBC Capital Markets, LLC has agreed to waive fees and/or reimburse expenses in order to maintain the net annual Fund operating expenses for each class listed below to the following amounts:

Share Class	Operating Expense Limit
RBC Institutional Class 2	0.30%
RBC Investor Class	1.00%

This expense limitation agreement is in place until January 31, 2020. The Fund will carry forward, for a period not to exceed 12 months from the date on which a waiver or reimbursement is made by RBC Capital Markets, LLC, any expenses in excess of the expense limitation and repay RBC Capital Markets, LLC such amounts, provided the Fund is able to effect such repayment and remain in compliance with the expense limitation. At March 31, 2019, the amount subject to possible recoupment under the expense limitation agreement is $1,578,931.

RBC Capital Markets, LLC and/or the Advisor may voluntarily waive and/or reimburse additional Fund operating expenses at any time, such as to maintain a minimum yield in the fund. Any such voluntary program may be modified or discontinued at any time without notice.

For the period ended March 31, 2019, the following distribution fees were waived:

Share Class	Distribution Fees Waived
RBC Investor Class	$798,388

23

NOTES TO FINANCIAL STATEMENTS

5. Capital Share Transactions

The number of shares sold, reinvested and redeemed correspond to the net proceeds from sale of shares, reinvestments of dividends and cost of shares redeemed, respectively, since shares are issued, reinvested and redeemed at $1.00 per share.

Transactions for the period were as follows:

	U.S. Government Money Market Fund
	For the
	Six Months
	Ended	For the
	March 31, 2019	Year Ended
	(Unaudited)	September 30, 2018
CAPITAL TRANSACTIONS:
RBC Institutional Class 1
Proceeds from shares issued	$4,419,423,478	$11,055,012,122
Distributions reinvested	9,709,962	17,788,302
Cost of shares redeemed	(4,652,651,269)	(11,176,092,519)

Change in RBC Institutional Class 1	$(223,517,829)	$(103,292,095)

RBC Institutional Class 2
Proceeds from shares issued	$2,572,065,534	$3,900,327,834
Distributions reinvested	19,180,329	24,597,682
Cost of shares redeemed	(1,860,796,502)	(3,428,479,108)

Change in RBC Institutional Class 2	$730,449,361	$496,446,408

RBC Investor Class
Proceeds from shares issued	$1,073,009,561	$4,246,054,065
Distributions reinvested	7,606,077	7,178,188
Cost of shares redeemed	(1,232,490,529)	(5,304,519,988)

Change in RBC Investor Class	$(151,874,891)	$(1,051,287,735)

Change in net assets resulting from capital transactions	$355,056,641	$(658,133,422)

6. Federal Income Taxes:

It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of the Fund.

Fund Management has analyzed the Fund’s tax positions taken or expected to be taken on federal income tax returns for all open tax years (current and prior three tax years) and has concluded that no provision for federal income tax is required in the Fund’s financial statements. The Fund’s federal and

24

NOTES TO FINANCIAL STATEMENTS

state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

The tax character of distributions during the year ended September 30, 2018 were as follows:

	Distributions Paid From
			Total
	Ordinary	Total Taxable	Distributions
	Income	Distributions	Paid
U.S. Government Money Market Fund	$59,433,516	$59,433,516	$59,433,516

Total distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

The tax basis of components of accumulated earnings/(losses) and tax character of distributions are determined at fiscal year end, and will be included in the Annual Report dated September 30, 2019.

As of September 30, 2018, the Fund had a short-term capital loss carryforward of $128,924 and a long-term capital loss carryforward of $438 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Fund did not have any deferred qualified late-year capital losses for the year ending September 30, 2018.

7. Line of Credit

The Fund, participates in an uncommitted, unsecured $500,000,000 line of credit with U.S. Bank N.A. (the “Bank”), the Fund’s custodian, to be used to fund shareholder redemption requests and for other short-term temporary or emergency general business purposes. The line of credit has a scheduled termination date of March 28, 2020. Interest is charged on borrowings under this line of credit at the Bank’s prime lending rate per annum. There were no loans outstanding pursuant to this line of credit at March 31, 2019. During the period ended March 31, 2019, the Fund borrowed $25,988,000 for a period of three days at an interest rate of 5.25% and incurred interest expense of $11,369.75.

8. Significant Risks

Shareholder concentration risk

As of March 31, 2019, an affiliated omnibus account owned 66.6% of the Fund’s outstanding shares. Significant transactions by these shareholders may impact the Fund’s performance.

9. Regulation S-X Amendments

On August 17, 2018, the SEC adopted amendments to certain disclosure requirements in Securities Act Release No. 33-10532, Disclosure Update and Simplification. The Fund has adopted the amendments pertinent to Regulation S-X in this shareholder report. The amendments impacted certain disclosure presentation on the Statement of Assets and Liabilities, Statement of Changes in Net Assets and Notes to the Financial Statements.

25

NOTES TO FINANCIAL STATEMENTS

Prior year distribution information and undistributed net investment income in the Statement of Changes in Net Assets has been modified to conform to the current year presentation in accordance with the Regulation S-X changes.

Distributions for the year ended September 30, 2018 were classified as follows:

Net Investment
Income
U.S. Government Money Market Fund
RBC Institutional Class 1	$30,574,739
RBC Institutional Class 2	24,612,253
RBC Investor Class	7,179,581

Undistributed net investment income as of September 30, 2018 is as follows:

Undistributed net investment income
U.S. Government Money Market Fund	$44,252

10. Subsequent Events:

Fund Management has evaluated the impact of all subsequent events on the Funds and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

Shareholder Expense Examples

As a shareholder of the the RBC Funds, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the RBC Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2018 through March 31, 2019.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18–3/31/19	Annualized Expense Ratio During Period 10/1/18–3/31/19
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,010.90	$0.95	0.19%
RBC Institutional Class 2	1,000.00	1,010.40	1.45	0.29%
RBC Investor Class	1,000.00	1,006.80	5.00	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/18	Ending Account Value 3/31/19	Expenses Paid During Period* 10/1/18-3/31/19	Annualized Expense Ratio During Period 10/1/18-3/31/19
U.S. Government Money Market Fund
RBC Institutional Class 1	$1,000.00	$1,023.98	$0.96	0.19%
RBC Institutional Class 2	1,000.00	1,023.49	1.46	0.29%
RBC Investor Class	1,000.00	1,019.95	5.04	1.00%

*Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by 182/365 (to reflect one half year period).

28

RBC Funds

P.O. Box 701

Milwaukee, WI 53201-0701

800-422-2766

www.rbcgam.us

Performance data represents past performance and does not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

This report and the financial statements contained herein are provided for the information of RBC Funds shareholders. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, charges and expenses of the funds. Please read the prospectus carefully before investing.

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. There is no assurance that certain securities will remain in or out of each fund’s portfolio. The views expressed in this report reflect those of the portfolio managers through the period ended March 31, 2019.

NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

RBC Global Asset Management (U.S.) Inc. serves as investment advisor for the RBC Funds. RBC Funds are distributed by Quasar Distributors LLC.

The RBC Funds are pleased to offer shareholder reports printed entirely on Forest Stewardship Council® certified paper. FSC® certification ensures that the paper used in this report contains fiber from well-managed and responsibly harvested forests that meet strict environmental and socioeconomic standards.

RBCF-MM SAR 03-19

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), the registrant’s disclosures required by this Item are limited to any change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

[Note that until the date that the registrant has filed its first report on Form N-PORT (17 CFR 270.150), in the certification required by Item 13(a)(2), the registrant’s certifying officers must certify that they have disclosed in the report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.]

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                RBC Funds Trust

By (Signature and Title)*        /s/ Kathleen A. Gorman

  Kathleen A. Gorman, President and Chief Executive Officer

  (principal executive officer)

Date                                5-28-2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*        /s/ Kathleen A. Gorman

  Kathleen A. Gorman, President and Chief Executive Officer

  (principal executive officer)

Date                                5-28-2019

By (Signature and Title)*        /s/ Kathleen A. Hegna

  Kathleen A. Hegna, Treasurer and Chief Financial Officer

  (principal financial officer)

Date                                5-28-2019

* Print the name and title of each signing officer under his or her signature.